John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 45.8%
India - 4.1%
Republic of India
5.770%, 08/03/2030	INR	400,000,000	$5,344,277
7.590%, 01/11/2026		150,000,000	2,229,972
			7,574,249
Indonesia - 16.5%
Republic of Indonesia
3.700%, 10/30/2049		$1,500,000	1,665,865
3.850%, 10/15/2030		2,513,000	2,936,864
4.750%, 02/11/2029		2,000,000	2,430,527
6.500%, 06/15/2025	IDR	38,000,000,000	2,844,899
6.625%, 05/15/2033		71,945,000,000	5,076,028
7.000%, 05/15/2027 to 09/15/2030		74,000,000,000	5,556,211
8.250%, 05/15/2029		35,000,000,000	2,811,898
8.375%, 03/15/2024 to 04/15/2039		88,000,000,000	7,018,683
			30,340,975
Malaysia - 7.4%
Government of Malaysia
3.757%, 04/20/2023	MYR	26,000,000	6,645,748
4.181%, 07/15/2024		18,000,000	4,737,337
4.392%, 04/15/2026		8,000,000	2,157,489
			13,540,574
Philippines - 2.0%
Republic of the Philippines
3.625%, 09/09/2025	PHP	42,233,286	910,684
3.900%, 11/26/2022		131,000,000	2,776,327
			3,687,011
Singapore - 1.3%
Republic of Singapore 2.750%, 07/01/2023	SGD	3,000,000	2,376,607
South Korea - 11.4%
Republic of Korea
1.375%, 06/10/2030	KRW	3,000,000,000	2,636,421
1.875%, 06/10/2029		7,000,000,000	6,442,376
2.000%, 09/10/2022		4,800,000,000	4,424,203
2.375%, 03/10/2023		8,000,000,000	7,460,062
			20,963,062
Thailand - 3.1%
Kingdom of Thailand
1.200%, 07/14/2021	THB	130,219,200	4,295,269
1.585%, 12/17/2035		40,491,000	1,322,540
			5,617,809
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $80,442,790)			$84,100,287
CORPORATE BONDS - 49.2%
Australia - 0.8%
National Australia Bank, Ltd. 2.332%, 08/21/2030 (A)		$1,555,000	1,566,654
China - 16.1%
21Vianet Group, Inc. 7.875%, 10/15/2021		2,000,000	1,989,962
China Aoyuan Group, Ltd. 7.950%, 09/07/2021		2,500,000	2,532,458
China Hongqiao Group, Ltd. 7.125%, 07/22/2022		1,700,000	1,581,776
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024		1,500,000	1,567,943
Country Garden Holdings Company, Ltd. 6.150%, 09/17/2025		1,500,000	1,654,023
ENN Energy Holdings, Ltd. 2.625%, 09/17/2030 (A)		878,000	883,473
Asia Pacific Total Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (B)	$2,000,000	$1,991,220
Lenovo Group, Ltd.
3.421%, 11/02/2030 (A)	1,214,000	1,279,262
5.875%, 04/24/2025	1,200,000	1,376,417
Logan Group Company, Ltd. 5.750%, 01/14/2025	1,500,000	1,556,468
Longfor Group Holdings, Ltd. 3.950%, 09/16/2029	2,400,000	2,593,490
New Metro Global, Ltd. 6.500%, 04/23/2021	1,600,000	1,609,985
Redsun Properties Group, Ltd. 9.700%, 04/16/2023	1,276,000	1,314,854
Weibo Corp. 3.375%, 07/08/2030	2,000,000	2,043,450
Yuzhou Group Holdings Company, Ltd.
8.300%, 05/27/2025	1,300,000	1,377,556
8.375%, 10/30/2024	2,000,000	2,134,660
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023	2,000,000	2,065,657
		29,552,654
Hong Kong - 12.3%
AIA Group, Ltd.
3.200%, 09/16/2040 (A)	593,000	632,921
4.875%, 03/11/2044	1,488,000	2,008,547
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%) 09/25/2034 (A)	1,053,000	1,071,821
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027	1,500,000	1,533,056
CNAC HK Finbridge Company, Ltd. 3.875%, 06/19/2029	1,000,000	1,018,390
Coastal Emerald, Ltd. (4.300% to 8-1-24, then 5 Year CMT + 7.445%) 08/01/2024 (B)	2,000,000	2,026,138
Concord New Energy Group, Ltd. 7.900%, 01/23/2021	2,000,000	1,973,613
Dah Sing Bank, Ltd. (5.000% to 1-15-24, then 5 Year CMT + 2.550%) 01/15/2029	1,000,000	1,061,700
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022	1,151,000	1,172,620
HBIS Group Hong Kong Company, Ltd. 3.750%, 12/18/2022	1,000,000	985,514
Kasikornbank PCL (3.343% to 10-2-26, then 5 Year CMT + 1.700%) 10/02/2031	1,700,000	1,713,209
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027	900,000	920,033
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (B)	2,730,000	2,758,665
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)	2,000,000	2,055,000
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022	1,500,000	1,563,750
		22,494,977

1

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
India - 1.7%
Greenko Investment Company 4.875%, 08/16/2023		$1,000,000	$1,012,535
Indian Railway Finance Corp., Ltd. 3.950%, 02/13/2050 (A)		1,000,000	996,052
ReNew Power Synthetic 6.670%, 03/12/2024		1,000,000	1,058,010
			3,066,597
Indonesia - 5.8%
Adaro Indonesia PT 4.250%, 10/31/2024 (A)		2,217,000	2,283,510
Bayan Resources Tbk PT 6.125%, 01/24/2023 (A)		2,157,000	2,229,378
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		2,000,000	1,970,410
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	797,165
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.150%, 05/21/2048		$2,500,000	3,318,750
			10,599,213
Isle of Man - 1.4%
Gohl Capital, Ltd. 4.250%, 01/24/2027		2,500,000	2,616,419
Mauritius - 1.1%
UPL Corp., Ltd. 4.500%, 03/08/2028		2,000,000	2,106,180
Netherlands - 0.9%
Minejesa Capital BV 5.625%, 08/10/2037		1,500,000	1,586,250
Singapore - 5.7%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,200,000	1,212,000
5.875%, 11/09/2024		1,800,000	1,818,000
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,500,000	1,584,599
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (B)	SGD	5,000,000	3,822,544
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,000,000	$1,970,204
			10,407,347
South Korea - 2.1%
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,792,465
United States - 1.3%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,416,091
TOTAL CORPORATE BONDS (Cost $87,262,709)			$90,204,847
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
Federated Government Obligations Fund, Institutional Class, 0.0100% (C)		6,494,966	6,494,966
TOTAL SHORT-TERM INVESTMENTS (Cost $6,494,966)			$6,494,966
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $174,200,465) - 98.5%			$180,800,100
Other assets and liabilities, net - 1.5%			2,780,778
TOTAL NET ASSETS - 100.0%			$183,580,878
Currency Abbreviations
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,384,300 or 11.1% of the fund's net assets as of 11-30-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	The rate shown is the annualized seven-day yield as of 11-30-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	180	Short	Mar 2021	$(24,828,496)	$(24,859,688)	$(31,192)
						$(31,192)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,618,602	KRW	5,152,050,000	ANZ	12/14/2020	—	$(33,664)
						—	$(33,664)
Derivatives Currency Abbreviations
KRW	Korean Won
USD	U.S. Dollar
2

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
OTC	Over-the-counter
Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 15.1%
Entertainment – 4.1%
Netflix, Inc. (A)	135,444	$66,462,371
Spotify Technology SA (A)	77,329	22,531,351
		88,993,722
Interactive media and services – 11.0%
Alphabet, Inc., Class A (A)	23,043	40,426,639
Alphabet, Inc., Class C (A)	22,953	40,414,265
Facebook, Inc., Class A (A)	319,940	88,613,782
Match Group, Inc. (A)	307,366	42,788,417
Tencent Holdings, Ltd.	321,849	23,462,045
		235,705,148
		324,698,870
Consumer discretionary – 27.5%
Automobiles – 7.8%
Tesla, Inc. (A)	294,296	167,042,410
Hotels, restaurants and leisure – 1.2%
Chipotle Mexican Grill, Inc. (A)	20,409	26,315,977
Internet and direct marketing retail – 8.5%
Alibaba Group Holding, Ltd., ADR (A)	95,282	25,093,468
Amazon.com, Inc. (A)	49,679	157,385,059
		182,478,527
Leisure products – 1.1%
Peloton Interactive, Inc., Class A (A)	202,036	23,506,889
Specialty retail – 2.6%
Carvana Company (A)	95,590	23,917,574
The Home Depot, Inc.	100,811	27,965,980
The TJX Companies, Inc.	73,130	4,644,486
		56,528,040
Textiles, apparel and luxury goods – 6.3%
Kering SA	40,613	29,321,386
Lululemon Athletica, Inc. (A)	110,949	41,075,539
LVMH Moet Hennessy Louis Vuitton SE	35,807	20,567,385
NIKE, Inc., Class B	321,111	43,253,652
		134,217,962
		590,089,805
Consumer staples – 2.9%
Food and staples retailing – 1.5%
Costco Wholesale Corp.	80,527	31,548,063
Personal products – 1.4%
The Estee Lauder Companies, Inc., Class A	121,941	29,914,566
		61,462,629
Financials – 1.0%
Capital markets – 1.0%
S&P Global, Inc.	62,407	21,953,534
Health care – 5.2%
Biotechnology – 1.1%
Sarepta Therapeutics, Inc. (A)	41,844	5,894,146
Vertex Pharmaceuticals, Inc. (A)	73,429	16,723,455
		22,617,601
Health care equipment and supplies – 1.6%
Danaher Corp.	53,402	11,995,691
DexCom, Inc. (A)	42,173	13,481,865
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	11,361	$8,248,654
		33,726,210
Health care providers and services – 1.0%
Guardant Health, Inc. (A)	56,562	6,850,789
Humana, Inc.	38,001	15,220,161
		22,070,950
Health care technology – 0.9%
Teladoc Health, Inc. (A)(B)	98,702	19,618,997
Pharmaceuticals – 0.6%
AstraZeneca PLC, ADR	250,908	13,283,070
		111,316,828
Industrials – 3.5%
Aerospace and defense – 0.8%
Safran SA (A)	117,174	17,080,925
Road and rail – 2.7%
Uber Technologies, Inc. (A)	717,746	35,643,266
Union Pacific Corp.	107,907	22,021,661
		57,664,927
		74,745,852
Information technology – 44.2%
IT services – 15.9%
Adyen NV (A)(C)	23,689	45,249,626
Mastercard, Inc., Class A	111,269	37,443,131
PayPal Holdings, Inc. (A)	268,501	57,491,434
Shopify, Inc., Class A (A)	58,866	64,186,309
Square, Inc., Class A (A)	155,245	32,750,485
Twilio, Inc., Class A (A)	138,799	44,428,172
Visa, Inc., Class A	286,797	60,327,749
		341,876,906
Semiconductors and semiconductor equipment – 4.4%
NVIDIA Corp.	148,437	79,571,138
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	152,807	14,825,335
		94,396,473
Software – 18.2%
Adobe, Inc. (A)	120,889	57,841,760
Atlassian Corp. PLC, Class A (A)	105,017	23,634,076
Coupa Software, Inc. (A)	71,226	23,426,944
Crowdstrike Holdings, Inc., Class A (A)	141,852	21,743,075
Microsoft Corp.	400,461	85,726,686
RingCentral, Inc., Class A (A)	37,079	11,014,317
salesforce.com, Inc. (A)	217,568	53,478,214
ServiceNow, Inc. (A)	38,316	20,481,818
Splunk, Inc. (A)	132,064	26,964,828
The Trade Desk, Inc., Class A (A)	32,228	29,039,684
Workday, Inc., Class A (A)	111,152	24,985,858
Zoom Video Communications, Inc., Class A (A)	26,672	12,758,818
		391,096,078
Technology hardware, storage and peripherals – 5.7%
Apple, Inc.	1,037,043	123,459,969
		950,829,426
TOTAL COMMON STOCKS (Cost $725,956,163)		$2,135,096,944

3

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.1952% (D)(E)	1,956,191	$19,575,994
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	8,690,586	8,690,586
TOTAL SHORT-TERM INVESTMENTS (Cost $28,267,674)		$28,266,580
Total Investments (Capital Appreciation Fund) (Cost $754,223,837) – 100.7%		$2,163,363,524
Other assets and liabilities, net – (0.7%)		(14,782,816)
TOTAL NET ASSETS – 100.0%		$2,148,580,708
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $19,193,165.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 66.5%
Communication services – 4.6%
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)	2,201	$3,861,434
Alphabet, Inc., Class C (A)(B)	29,492	51,927,744
Facebook, Inc., Class A (A)	48,285	13,373,496
		69,162,674
Consumer discretionary – 7.7%
Hotels, restaurants and leisure – 3.4%
Hilton Worldwide Holdings, Inc. (B)	106,052	10,990,169
Marriott International, Inc., Class A	111,626	14,161,991
Yum! Brands, Inc. (B)	244,161	25,832,234
		50,984,394
Internet and direct marketing retail – 3.7%
Amazon.com, Inc. (A)(B)	17,239	54,613,842
Specialty retail – 0.6%
Ross Stores, Inc.	85,572	9,200,701
		114,798,937
Consumer staples – 1.5%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	746,169	22,720,846
Financials – 10.2%
Banks – 5.5%
Bank of America Corp. (B)	1,204,780	33,926,605
The PNC Financial Services Group, Inc.	349,424	48,244,972
		82,171,577
Capital markets – 1.5%
CME Group, Inc.	45,555	7,973,492
Intercontinental Exchange, Inc.	129,114	13,622,818
		21,596,310
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 3.2%
Arthur J. Gallagher & Company	59,319	$6,846,006
Marsh & McLennan Companies, Inc.	362,224	41,525,359
		48,371,365
		152,139,252
Health care – 9.8%
Health care equipment and supplies – 3.6%
Becton, Dickinson and Company (B)	21,500	5,049,060
Boston Scientific Corp. (A)	402,165	13,331,770
Danaher Corp.	102,913	23,117,347
Envista Holdings Corp. (A)	405,368	12,051,591
		53,549,768
Health care providers and services – 4.3%
Humana, Inc. (B)	83,541	33,459,841
UnitedHealth Group, Inc.	89,990	30,267,237
		63,727,078
Life sciences tools and services – 1.9%
PerkinElmer, Inc.	74,111	9,856,763
Thermo Fisher Scientific, Inc.	41,026	19,076,269
		28,933,032
		146,209,878
Industrials – 7.0%
Aerospace and defense – 0.5%
Teledyne Technologies, Inc. (A)	18,305	6,918,192
Commercial services and supplies – 0.6%
Waste Connections, Inc.	87,495	9,097,730
Industrial conglomerates – 4.5%
General Electric Company	5,410,132	55,075,144
Roper Technologies, Inc. (B)	29,773	12,713,071
		67,788,215
Machinery – 1.4%
Fortive Corp.	1,057	74,127
Ingersoll Rand, Inc. (A)	453,451	20,074,276
		20,148,403
		103,952,540
Information technology – 17.8%
Electronic equipment, instruments and components – 1.5%
TE Connectivity, Ltd.	190,714	21,735,675
IT services – 8.9%
Fiserv, Inc. (A)	398,965	45,952,789
Global Payments, Inc. (B)	183,982	35,911,447
Mastercard, Inc., Class A	31,550	10,616,891
Visa, Inc., Class A (B)	193,022	40,602,178
		133,083,305
Semiconductors and semiconductor equipment – 2.1%
NXP Semiconductors NV (B)	195,488	30,969,209
Software – 5.3%
Microsoft Corp. (B)	367,200	78,606,496
		264,394,685
Utilities – 7.9%
Electric utilities – 4.2%
American Electric Power Company, Inc.	534,164	45,345,182
Exelon Corp.	436,413	17,923,482
		63,268,664
Multi-utilities – 3.7%
Ameren Corp.	307,991	23,955,540
NiSource, Inc.	751,265	18,180,613

4

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	209,497	$12,209,485
		54,345,638
		117,614,302
TOTAL COMMON STOCKS (Cost $728,006,364)		$990,993,114
PREFERRED SECURITIES – 2.4%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	206,640
Health care – 0.8%
Health care equipment and supplies – 0.3%
Boston Scientific Corp., 5.500%	42,341	4,311,161
Life sciences tools and services – 0.5%
Avantor, Inc., 6.250%	83,951	7,248,329
		11,559,490
Utilities – 1.6%
Electric utilities – 0.6%
Alabama Power Company, 5.000%	28,902	813,880
American Electric Power Company, Inc., 6.125%	42,588	2,151,972
Duke Energy Corp., 5.625%	82,987	2,335,254
NextEra Energy, Inc., 5.279%	24,888	1,213,788
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	4,172	101,380
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	103,538	2,484,912
		9,101,186
Multi-utilities – 1.0%
CMS Energy Corp., 5.875% (C)	140,644	3,907,090
CMS Energy Corp., 5.875%	191,300	5,228,229
DTE Energy Company, 5.250%	92,487	2,504,548
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	94,440	2,634,876
		14,274,743
		23,375,929
TOTAL PREFERRED SECURITIES (Cost $30,445,574)		$35,142,059
CORPORATE BONDS - 9.7%
Communication services - 3.0%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$1,235,000	1,244,263
5.000%, 02/01/2028 (D)	7,312,000	7,686,740
5.125%, 05/01/2027 (D)	4,930,000	5,186,927
Netflix, Inc.
4.375%, 11/15/2026	4,960,000	5,499,400
4.875%, 04/15/2028	5,810,000	6,652,450
5.500%, 02/15/2022	350,000	367,719
5.875%, 02/15/2025 to 11/15/2028	10,243,000	12,231,560
6.375%, 05/15/2029	4,450,000	5,583,816
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (D)	220,000	223,300
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	716,380
6.500%, 01/15/2026	330,000	342,936
		45,735,491
Consumer discretionary - 2.9%
Cedar Fair LP
5.250%, 07/15/2029	2,680,000	2,747,000
5.375%, 06/01/2024 to 04/15/2027	5,881,000	5,910,405
5.500%, 05/01/2025 (D)	120,000	126,010
6.500%, 10/01/2028 (D)	2,070,000	2,183,850
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	$650,000	$656,910
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	270,000	276,242
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	5,315,000	5,567,463
5.250%, 06/01/2026 (D)	4,018,000	4,158,389
Marriott International, Inc. 3.125%, 06/15/2026	415,000	435,990
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.898%, 03/08/2021 (E)	575,000	574,772
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	4,755,000	4,737,121
5.500%, 04/15/2027 (D)	3,652,000	3,697,650
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	1,528,000	1,656,467
Yum! Brands, Inc.
3.750%, 11/01/2021	3,635,000	3,692,978
3.875%, 11/01/2023	1,540,000	1,614,628
4.750%, 01/15/2030 (D)	420,000	454,041
5.350%, 11/01/2043	3,109,000	3,450,990
6.875%, 11/15/2037	925,000	1,165,500
		43,106,406
Financials - 0.9%
AmWINS Group, Inc. 7.750%, 07/01/2026 (D)	105,000	113,400
HUB International, Ltd. 7.000%, 05/01/2026 (D)	3,066,000	3,200,138
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,729,350
8.250%, 11/15/2026 (D)	1,935,000	2,109,150
State Street Corp. (3 month LIBOR + 3.597%) 3.847%, 03/15/2021 (E)(F)	1,550,000	1,559,641
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.647%, 03/20/2021 (E)(F)	1,450,000	1,456,395
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	1,560,000	1,700,400
USI, Inc. 6.875%, 05/01/2025 (D)	1,205,000	1,235,125
		13,103,599
Health care - 0.3%
Elanco Animal Health, Inc. 4.912%, 08/27/2021	1,970,000	2,019,447
Teleflex, Inc.
4.625%, 11/15/2027	707,000	751,188
4.875%, 06/01/2026	1,311,000	1,363,440
		4,134,075
Industrials - 1.5%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	839,043	826,483
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,380,000	2,512,499
4.750%, 10/20/2028 (D)	1,325,000	1,426,334

5

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	$9,941,000	$8,852,600
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	502,056
Lennox International, Inc. 3.000%, 11/15/2023	510,000	539,450
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,425,000	1,545,234
Sensata Technologies BV
4.875%, 10/15/2023 (D)	1,057,000	1,136,275
5.000%, 10/01/2025 (D)	975,000	1,082,250
5.625%, 11/01/2024 (D)	415,000	464,800
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	350,000	363,125
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	38,669	35,615
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	161,869	134,117
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	230,758	221,139
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	377,377	324,544
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	306,646	263,219
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,738,530
Xylem, Inc. 4.875%, 10/01/2021	100,000	103,445
		22,071,715
Information technology - 0.6%
Solera LLC 10.500%, 03/01/2024 (D)	8,350,000	8,684,000
Materials - 0.0%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	38,000	38,463
Real estate - 0.3%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	720,000	741,600
4.000%, 10/01/2022	2,380,000	2,406,775
4.875%, 09/01/2024	1,605,000	1,644,611
		4,792,986
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	2,650,000	2,716,250
TOTAL CORPORATE BONDS (Cost $134,228,560)		$144,382,985
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%
Liberty Broadband Corp. 2.750%, 09/30/2050 (D)	654,000	699,340
TOTAL CONVERTIBLE BONDS (Cost $654,000)		$699,340
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) – 11.4%
Communication services – 0.4%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	$5,910,000	$5,744,165
Eagle Broadband Investments LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/08/2027	480,000	476,798
		6,220,963
Consumer discretionary – 0.4%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.146%, 11/30/2023	987,384	962,423
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan TBD 11/18/2027 (H)	1,280,000	1,269,862
Life Time, Inc., 2017 Term Loan B (3 month LIBOR + 2.750%) 2.983%, 06/10/2022	2,783,403	2,605,655
SeaWorld Parks & Entertainment, Inc., Term Loan B5 (1 month LIBOR + 3.000%) 3.750%, 03/31/2024	800,000	761,336
		5,599,276
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.146%, 01/26/2024	84,448	84,307
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%) 5.250%, 10/01/2026	4,384,114	4,377,845
		4,462,152
Financials – 5.7%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.396%, 05/09/2025	1,358,011	1,322,933
Alliant Holdings Intermediate LLC, Term Loan B (3 month LIBOR + 3.250%) 3.393%, 05/09/2025	1,122,159	1,093,331
Alliant Holdings Intermediate LLC, Term Loan B3 (3 month LIBOR + 3.750%) 4.250%, 10/08/2027	1,570,000	1,561,177
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	769,598	766,235
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.714%, 07/24/2026	4,119,107	4,017,159
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.965%, 04/25/2025	20,915,624	20,392,734
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	8,660,107	8,662,705
Hyperion Refinance Sarl, 2020 Delayed Draw Term Loan TBD 11/12/2027 (H)	838,565	832,276
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (3 month LIBOR + 3.750%) 3.971%, 11/12/2027	696,435	691,212

6

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.396%, 10/01/2025	$34,755,905	$34,526,168
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.000%, 09/01/2027	820,000	815,900
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.220%, 05/16/2024	6,267,518	6,130,948
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.220%, 12/02/2026	1,757,676	1,749,327
USI, Inc., 2020 Term Loan (3 month LIBOR + 4.000%) 4.500%, 12/02/2026	1,375,000	1,368,469
		83,930,574
Health care – 0.8%
CPI Holdco LLC, 2019 Term Loan (1 month LIBOR + 4.250%) 4.396%, 11/04/2026	417,900	414,766
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%) 4.750%, 06/06/2025	365,000	354,660
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.438%, 02/20/2023	3,450,000	3,398,250
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.646%, 04/30/2025	1,455,000	1,390,980
Heartland Dental LLC, Incremental Term Loan (1 month LIBOR + 4.500%) 4.646%, 04/30/2025	195,000	187,444
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.646%, 04/21/2027	4,264,313	4,136,383
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.896%, 02/14/2025	359,540	350,102
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.396%, 02/14/2025	559,478	546,890
PetVet Care Centers LLC, Delayed Draw Term Loan (1 month LIBOR + 4.250%) 5.250%, 02/14/2025	548,678	545,704
Press Ganey Holdings, Inc. 2020 Incremental Term Loan (3 month LIBOR + 4.000%) 4.750%, 07/24/2026	630,000	622,125
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%) 4.000%, 12/02/2024	289,256	288,678
		12,235,982
Industrials – 1.4%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026	3,375,000	3,360,656
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Industrials (continued)
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.146%, 03/29/2025	$527,189	$515,986
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025	345,000	343,420
Gardner Denver, Inc., 2020 USD Term Loan B (1 month LIBOR + 2.750%) 2.896%, 03/01/2027	394,013	391,747
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	6,940,000	7,145,077
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	2,800,000	2,859,164
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.570%, 07/30/2027	5,200,000	5,183,412
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.647%, 10/23/2025	575,000	540,862
		20,340,324
Information technology – 2.4%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 4.000%, 09/19/2024	673,445	670,617
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	16,267,214	16,165,544
The Ultimate Software Group, Inc., 2020 2nd Lien Incremental Term Loan (3 month LIBOR + 6.750%) 7.500%, 05/03/2027	600,000	609,750
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 05/04/2026	18,100,000	18,120,634
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.896%, 05/04/2026	688,050	683,406
		36,249,951
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.147%, 10/20/2024	302,142	297,686
TOTAL TERM LOANS (Cost $168,885,105)		$169,336,908
SHORT-TERM INVESTMENTS – 10.8%
Short-term funds – 10.8%
John Hancock Collateral Trust, 0.1952% (I)(J)	33,889	339,133

7

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (I)	11,465,282	$11,465,282
T. Rowe Price Government Reserve Fund, 0.0904% (I)	148,855,252	148,855,252
TOTAL SHORT-TERM INVESTMENTS (Cost $160,659,684)		$160,659,667
Total Investments (Capital Appreciation Value Fund) (Cost $1,222,879,287) – 100.8%		$1,501,214,073
Other assets and liabilities, net – (0.8%)		(11,693,219)
TOTAL NET ASSETS – 100.0%		$1,489,520,854
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
Capital Appreciation Value Fund (continued)
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $331,177.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 11-30-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	$64,056	$(215,816)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	60,376	(215,816)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	59,096	(215,816)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	5	500	31,885	(134,885)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	14,151	(23,805)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	2	200	9,374	(15,870)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	13,281	(23,805)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	12,741	(20,558)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	2	200	8,454	(13,705)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	11,991	(20,558)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	11,481	(17,613)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	2	200	7,654	(11,742)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	10,761	(17,613)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	10,341	(14,967)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	2	200	6,874	(9,978)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	9,651	(14,967)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	16	1,600	161,159	(357,815)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	16	1,600	151,699	(342,348)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	16	1,600	143,040	(327,406)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	2	200	66,229	(52,464)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	124,580	(78,696)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	103,625	(78,696)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	60,555	(47,401)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	76,676	(47,401)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	95,700	(71,101)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	71,991	(71,101)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	5	500	136,635	(106,902)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	55,372	(42,761)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	71,412	(42,761)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	88,463	(64,141)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	65,391	(64,141)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	4	400	100,668	(77,120)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	3	300	59,091	(57,840)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	4	400	92,508	(69,543)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	3	300	53,481	(52,158)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	5	500	106,535	(78,402)
8

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
RBC	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	$32,794	$(31,361)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	210	21,000	32,970	(48)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	208	20,800	32,656	(48)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	115	11,500	20,299	—
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	215	21,500	78,266	(101,831)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	216	21,600	47,632	(67,927)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	858	85,800	180,180	(257,707)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	1,419	141,900	364,683	(426,207)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	24	2,400	42,154	(2,861)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	24	2,400	33,735	(1,177)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	21,513	(324)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	23,551	(324)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	16	1,600	14,972	(38)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	36	3,600	32,897	(86)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	2	200	1,999	(5)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	45	4,500	54,590	(107)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	11,439	(40)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	12,735	(40)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	48	4,800	53,813	(396,442)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	48	4,800	45,947	(372,829)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	38	3,800	38,076	(78,246)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	33	3,300	32,736	(67,950)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	38	3,800	33,706	(66,499)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	33	3,300	28,941	(57,749)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	38	3,800	29,716	(55,920)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	33	3,300	25,311	(48,562)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	3	300	5,817	(3,689)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	170	17,000	365,959	(160,058)
JPM	General Electric Company	USD	8.00	Jan 2021	1,180	118,000	142,898	(266,507)
JPM	General Electric Company	USD	8.00	Jan 2021	1,127	112,700	85,212	(254,536)
JPM	General Electric Company	USD	8.00	Jan 2021	1,329	132,900	98,346	(300,159)
JPM	General Electric Company	USD	9.00	Jan 2021	1,127	112,700	55,730	(157,208)
JPM	General Electric Company	USD	9.00	Jan 2021	1,329	132,900	63,792	(185,386)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	68,224	(5,283)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	74,154	(5,283)
JPM	General Electric Company	USD	15.00	Jan 2021	2,441	244,100	205,410	(9,830)
JPM	General Electric Company	USD	15.00	Jan 2021	1,221	122,100	104,249	(4,917)
JPM	General Electric Company	USD	15.00	Jan 2021	734	73,400	64,049	(2,956)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	16	1,600	22,600	(18,947)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	18	1,800	26,076	(21,316)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	16	1,600	16,288	(8,280)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	18	1,800	19,050	(9,315)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	12	1,200	9,068	(20,388)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	12	1,200	7,981	(17,810)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	33	3,300	17,849	(1,767)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	1	100	551	(54)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	32	3,200	12,545	(858)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	1	100	398	(27)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	24	2,400	81,089	(87,316)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	24	2,400	70,776	(69,214)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	18	1,800	49,795	(14,094)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	18	1,800	43,207	(9,068)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	169	16,900	25,666	(157,015)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	169	16,900	31,603	(157,015)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	68	6,800	40,276	(46,418)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	68	6,800	27,474	(23,690)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	141	14,100	179,387	(698,676)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	283	28,300	191,053	(1,402,307)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	270	27,000	186,840	(1,337,890)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	141	14,100	151,888	(629,640)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	355	35,500	385,885	(1,585,261)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	189	18,900	200,966	(843,986)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	221	22,100	453,498	(160,070)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	29	2,900	29,098	(126,621)
9

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	29	2,900	$19,777	$(98,489)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	28	2,800	24,565	(69,203)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	34	3,400	30,964	(84,032)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	17	1,700	15,507	(42,016)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	37	3,700	25,907	(75,527)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	86	8,600	63,709	(175,548)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	204	20,400	154,550	(416,417)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	28	2,800	19,978	(57,155)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	34	3,400	25,256	(69,403)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	17	1,700	12,288	(34,701)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	28	2,800	15,951	(45,989)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	34	3,400	20,227	(55,844)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	17	1,700	9,577	(27,922)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	6	600	3,160	(13,875)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	39	3,900	22,054	(90,188)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	6	600	1,551	(10,941)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	39	3,900	8,589	(71,114)
GSI	Roper Technologies, Inc.	USD	420.00	May 2021	27	2,700	42,309	(95,281)
GSI	Roper Technologies, Inc.	USD	440.00	May 2021	33	3,300	28,941	(82,204)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	22	2,200	30,928	(211,793)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	23	2,300	19,048	(177,735)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	23	2,300	39,425	(52,538)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	3	300	4,997	(6,853)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	25	2,500	45,247	(57,106)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	29	2,900	58,969	(66,243)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	17	1,700	36,469	(38,832)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	44	4,400	83,748	(100,507)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	23	2,300	31,738	(37,849)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	24	2,400	43,366	(64,544)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	24	2,400	33,143	(43,801)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	46	4,600	51,492	(66,143)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	45	4,500	35,853	(35,853)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	57	5,700	72,080	(45,413)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	23	2,300	29,671	(18,325)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	14,638	(13,544)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	18	1,800	16,387	(14,341)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	17	1,700	10,806	(9,501)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	18	1,800	12,230	(10,060)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	23	2,300	20,289	(8,752)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	17	1,700	9,521	(6,469)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	18	1,800	10,747	(6,849)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	102	10,200	79,529	(17,194)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	62	6,200	44,082	(10,451)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	24	2,400	22,625	(4,046)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	29	2,900	29,669	(4,888)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	102	10,200	64,648	(11,294)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	62	6,200	35,861	(6,865)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	102	10,200	52,316	(7,305)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	62	6,200	28,824	(4,440)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	24	2,400	15,333	(1,719)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	29	2,900	20,406	(2,077)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	27,416	(42,162)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	30,981	(42,162)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	47	4,700	61,230	(86,156)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	23,506	(37,720)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	26,956	(37,720)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	47	4,700	54,779	(77,080)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	45	4,500	54,990	(45,716)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	45	4,500	42,165	(35,296)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	45	4,500	32,040	(26,945)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	17	1,700	11,237	(19,866)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	52	5,200	29,254	(60,767)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,279	(12,707)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	52	5,200	20,928	(38,868)
10

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	$28,320	$(42,605)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	24,418	(42,605)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	19,464	(22,999)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	15,637	(22,999)
							$9,329,580	$(17,428,447)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.6%
U.S. Government – 27.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$100,157,000	$96,144,057
1.250%, 05/15/2050	9,336,000	8,596,414
1.375%, 11/15/2040 to 08/15/2050	58,330,000	56,145,015
1.625%, 11/15/2050	12,906,000	13,041,110
2.500%, 02/15/2045	6,598,000	7,964,765
2.875%, 05/15/2043	23,661,000	30,288,853
U.S. Treasury Notes
0.125%, 05/31/2022 to 10/15/2023	250,868,000	250,671,106
0.250%, 06/15/2023 to 10/31/2025	135,306,000	135,092,921
0.375%, 11/30/2025	34,647,000	34,665,948
0.500%, 10/31/2027	13,704,000	13,596,938
0.875%, 11/15/2030	32,327,000	32,402,766
1.375%, 01/31/2021 to 05/31/2021	91,017,000	91,414,284
2.125%, 05/15/2022	626,000	644,022
2.250%, 04/30/2021	12,711,000	12,824,704
3.125%, 05/15/2021	11,840,000	12,003,725
		795,496,628
U.S. Government Agency – 26.7%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2050	498,134	528,522
3.500%, 04/01/2049 to 11/01/2049	12,267,460	13,186,779
4.000%, 01/01/2035 to 07/01/2049	36,489,505	39,954,220
4.500%, 06/01/2039 to 08/01/2049	14,559,261	16,326,527
5.000%, 05/01/2048 to 03/01/2049	9,529,189	10,882,314
Federal National Mortgage Association
1.500%, TBA (A)	23,100,000	23,462,422
2.000%, TBA (A)	127,400,000	132,016,799
2.000%, 11/01/2035	19,680,224	20,486,530
2.500%, 09/01/2050 to 10/01/2050	32,985,701	34,983,312
2.691%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	6,242,066	6,487,100
2.762%, (12 month LIBOR + 1.580%), 06/01/2045 (B)	1,775,331	1,839,921
3.000%, 01/01/2043 to 02/01/2050	3,711,537	3,972,567
3.500%, 09/01/2032 to 11/01/2049	12,779,971	13,614,784
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.000%, 09/01/2033 to 12/01/2049	$82,985,972	$92,057,877
4.500%, 05/01/2034 to 01/01/2059	79,059,809	89,085,222
5.000%, 07/01/2044 to 11/01/2049	60,015,223	68,631,049
5.500%, 12/01/2048 to 06/01/2049	9,680,574	11,144,244
Government National Mortgage Association
2.000%, TBA (A)	66,300,000	69,202,103
2.500%, TBA (A)	20,500,000	21,545,424
3.500%, 01/20/2048	1,583,422	1,760,696
4.000%, 06/20/2047 to 07/20/2049	42,346,306	45,837,017
4.500%, 08/15/2047 to 05/20/2049	11,337,996	12,459,492
5.000%, 12/20/2039 to 03/20/2049	27,742,320	30,588,847
		760,053,768
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,540,081,423)		$1,555,550,396
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Bermuda – 0.0%
Government of Bermuda 3.375%, 08/20/2050 (C)	994,000	1,053,640
Indonesia – 0.0%
Republic of Indonesia 4.450%, 04/15/2070	1,323,000	1,633,952
Israel – 0.1%
State of Israel
3.375%, 01/15/2050	1,018,000	1,123,913
4.500%, 04/03/2120	616,000	815,122
		1,939,035
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	2,264,000	2,369,126

11

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.6%
Government of Mexico
2.659%, 05/24/2031	$5,138,000	$5,138,822
3.771%, 05/24/2061	857,000	854,858
3.900%, 04/27/2025	2,219,000	2,457,543
4.350%, 01/15/2047	806,000	891,444
4.500%, 04/22/2029	3,790,000	4,375,555
4.600%, 02/10/2048	746,000	845,971
4.750%, 03/08/2044	1,148,000	1,321,635
		15,885,828
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (C)	1,064,000	1,260,851
5.400%, 03/30/2050 (C)	1,371,000	1,710,323
		2,971,174
Peru – 0.2%
Republic of Peru
1.862%, 12/01/2032	1,332,000	1,321,344
2.392%, 01/23/2026	2,339,000	2,461,798
2.780%, 12/01/2060	734,000	724,825
3.230%, 07/28/2121	355,000	350,563
		4,858,530
United Arab Emirates – 0.2%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	4,838,000	5,163,888
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,414,379)		$35,875,173
CORPORATE BONDS – 32.5%
Communication services – 2.9%
Activision Blizzard, Inc. 2.500%, 09/15/2050	1,504,000	1,452,534
Alphabet, Inc. 2.250%, 08/15/2060	1,235,000	1,223,521
AT&T, Inc.
1.650%, 02/01/2028	1,382,000	1,401,419
2.250%, 02/01/2032	1,836,000	1,857,702
2.300%, 06/01/2027	2,776,000	2,942,107
2.750%, 06/01/2031	2,776,000	2,948,983
3.000%, 06/30/2022	2,131,000	2,210,308
3.100%, 02/01/2043	438,000	447,957
3.300%, 02/01/2052	1,703,000	1,692,271
3.500%, 06/01/2041	925,000	996,168
3.500%, 09/15/2053 (C)	1,605,000	1,643,743
3.550%, 09/15/2055 (C)	1,348,000	1,379,584
3.650%, 09/15/2059 (C)	1,257,000	1,280,664
3.850%, 06/01/2060	925,000	978,054
4.500%, 03/09/2048	1,381,000	1,682,963
Charter Communications Operating LLC
4.464%, 07/23/2022	825,000	871,992
4.800%, 03/01/2050	1,687,000	2,022,008
Comcast Corp.
1.500%, 02/15/2031	1,639,000	1,629,668
1.950%, 01/15/2031	1,237,000	1,275,976
2.450%, 08/15/2052	2,090,000	2,052,378
2.800%, 01/15/2051	546,000	572,743
3.100%, 04/01/2025	862,000	947,942
3.750%, 04/01/2040	2,110,000	2,560,284
3.950%, 10/15/2025	609,000	698,114
4.150%, 10/15/2028	1,051,000	1,264,693
4.600%, 10/15/2038	2,118,000	2,799,320
The Walt Disney Company
3.500%, 05/13/2040	1,056,000	1,234,837
3.600%, 01/13/2051	947,000	1,121,029
3.800%, 05/13/2060	658,000	814,177
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc.
1.500%, 02/15/2026 (C)	$2,304,000	$2,338,353
2.050%, 02/15/2028 (C)	4,684,000	4,819,227
3.000%, 02/15/2041 (C)	403,000	414,711
3.500%, 04/15/2025 (C)	1,319,000	1,458,656
3.750%, 04/15/2027 (C)	2,855,000	3,232,146
Verizon Communications, Inc.
1.750%, 01/20/2031	3,253,000	3,270,607
2.650%, 11/20/2040	3,625,000	3,727,607
3.000%, 03/22/2027 to 11/20/2060	2,639,000	2,835,791
3.500%, 11/01/2024	2,018,000	2,227,448
4.016%, 12/03/2029	1,041,000	1,238,078
4.272%, 01/15/2036	371,000	464,925
4.400%, 11/01/2034	1,812,000	2,288,181
4.522%, 09/15/2048	1,127,000	1,497,330
ViacomCBS, Inc.
4.200%, 05/19/2032	2,722,000	3,220,522
4.375%, 03/15/2043	251,000	291,405
4.600%, 01/15/2045	162,000	190,300
4.750%, 05/15/2025	1,433,000	1,659,918
4.950%, 05/19/2050	31,000	39,530
5.850%, 09/01/2043	605,000	832,084
Vodafone Group PLC 4.250%, 09/17/2050	1,641,000	2,008,250
		82,058,208
Consumer discretionary – 2.6%
Advance Auto Parts, Inc.
1.750%, 10/01/2027	1,799,000	1,814,570
3.900%, 04/15/2030	3,678,000	4,223,810
Amazon.com, Inc.
2.500%, 06/03/2050	1,012,000	1,067,918
2.700%, 06/03/2060	920,000	1,001,104
BorgWarner, Inc. 2.650%, 07/01/2027	1,920,000	2,052,104
General Motors Company 5.400%, 04/01/2048	1,726,000	2,176,974
General Motors Financial Company, Inc.
1.700%, 08/18/2023	2,856,000	2,925,018
2.700%, 08/20/2027	4,030,000	4,251,884
2.750%, 06/20/2025	2,862,000	3,028,909
5.200%, 03/20/2023	1,962,000	2,151,918
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/2025 (C)	1,772,000	1,904,987
Hyundai Capital America
1.250%, 09/18/2023 (C)	1,346,000	1,355,454
1.800%, 10/15/2025 (C)	1,346,000	1,363,968
2.375%, 10/15/2027 (C)	1,346,000	1,387,912
Lowe's Companies, Inc.
1.700%, 10/15/2030	2,325,000	2,334,693
3.000%, 10/15/2050	541,000	581,054
4.000%, 04/15/2025	937,000	1,063,186
Marriott International, Inc.
4.625%, 06/15/2030	339,000	391,412
5.750%, 05/01/2025	1,586,000	1,838,485
McDonald's Corp.
1.450%, 09/01/2025	671,000	694,941
2.125%, 03/01/2030	246,000	258,631
3.700%, 01/30/2026	1,322,000	1,501,455
NIKE, Inc.
2.400%, 03/27/2025	1,276,000	1,371,003
2.750%, 03/27/2027	852,000	945,415
2.850%, 03/27/2030	839,000	949,934
3.375%, 03/27/2050	1,041,000	1,256,157
Nissan Motor Company, Ltd.
3.522%, 09/17/2025 (C)	803,000	838,317

12

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Company, Ltd. (continued)
4.345%, 09/17/2027 (C)	$2,252,000	$2,414,562
4.810%, 09/17/2030 (C)	997,000	1,100,749
O'Reilly Automotive, Inc.
1.750%, 03/15/2031	2,802,000	2,786,480
4.200%, 04/01/2030	898,000	1,077,382
Ralph Lauren Corp.
1.700%, 06/15/2022	1,500,000	1,530,158
2.950%, 06/15/2030	2,926,000	3,100,720
Starbucks Corp.
1.300%, 05/07/2022	1,100,000	1,114,230
3.350%, 03/12/2050	872,000	964,574
3.500%, 11/15/2050	1,562,000	1,789,055
The Home Depot, Inc.
2.700%, 04/15/2030	1,074,000	1,190,553
2.950%, 06/15/2029	491,000	555,623
3.125%, 12/15/2049	2,457,000	2,828,430
3.300%, 04/15/2040	360,000	425,592
3.350%, 04/15/2050	1,771,000	2,105,237
The Leland Stanford Junior University 1.289%, 06/01/2027	354,000	362,516
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,049,274
Time Warner Cable LLC 6.550%, 05/01/2037	595,000	820,170
Yale University
0.873%, 04/15/2025	1,543,000	1,565,820
1.482%, 04/15/2030	1,322,000	1,343,286
		72,855,624
Consumer staples – 1.7%
Altria Group, Inc.
2.350%, 05/06/2025	376,000	398,470
3.875%, 09/16/2046	756,000	813,743
4.450%, 05/06/2050	775,000	911,615
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	351,000	401,281
4.150%, 01/23/2025	1,820,000	2,067,098
4.375%, 04/15/2038	1,686,000	2,083,315
4.600%, 04/15/2048	1,791,000	2,280,750
4.700%, 02/01/2036	2,465,000	3,148,926
4.900%, 02/01/2046	252,000	328,643
Bacardi, Ltd.
4.700%, 05/15/2028 (C)	1,537,000	1,778,000
5.150%, 05/15/2038 (C)	729,000	916,362
5.300%, 05/15/2048 (C)	1,097,000	1,477,759
BAT Capital Corp.
2.259%, 03/25/2028	93,000	95,895
2.726%, 03/25/2031	3,379,000	3,474,152
3.557%, 08/15/2027	1,726,000	1,917,742
4.700%, 04/02/2027	1,849,000	2,164,499
4.906%, 04/02/2030	471,000	565,987
BAT International Finance PLC 1.668%, 03/25/2026	4,826,000	4,912,152
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	2,294,000	2,341,446
3.250%, 08/15/2026	1,882,000	2,065,481
3.750%, 09/25/2027	1,641,000	1,828,139
Constellation Brands, Inc.
3.200%, 02/15/2023	422,000	445,954
3.700%, 12/06/2026	263,000	301,650
4.400%, 11/15/2025	127,000	147,658
Costco Wholesale Corp.
1.600%, 04/20/2030	5,215,000	5,351,042
1.750%, 04/20/2032	597,000	618,555
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
General Mills, Inc. 2.875%, 04/15/2030	$622,000	$691,553
Keurig Dr. Pepper, Inc.
3.430%, 06/15/2027	1,317,000	1,500,155
3.800%, 05/01/2050	902,000	1,085,924
Mars, Inc. 1.625%, 07/16/2032 (C)	2,231,000	2,218,375
Sysco Corp. 6.600%, 04/01/2050	455,000	705,585
Walmart, Inc.
3.050%, 07/08/2026	812,000	912,372
4.050%, 06/29/2048	19,000	26,144
		49,976,422
Energy – 2.5%
Aker BP ASA
2.875%, 01/15/2026 (C)	2,343,000	2,346,533
4.000%, 01/15/2031 (C)	1,208,000	1,219,271
BP Capital Markets America, Inc.
1.749%, 08/10/2030	1,764,000	1,775,532
2.772%, 11/10/2050	2,117,000	2,096,424
3.194%, 04/06/2025	2,149,000	2,359,180
3.543%, 04/06/2027	2,166,000	2,431,542
Concho Resources, Inc. 2.400%, 02/15/2031	1,103,000	1,151,689
Devon Energy Corp.
5.000%, 06/15/2045	458,000	514,246
5.600%, 07/15/2041	698,000	816,794
Diamondback Energy, Inc.
3.250%, 12/01/2026	1,710,000	1,809,698
3.500%, 12/01/2029	1,122,000	1,175,422
Ecopetrol SA 5.875%, 05/28/2045	1,008,000	1,198,260
Enbridge, Inc.
2.500%, 01/15/2025	4,092,000	4,311,071
3.125%, 11/15/2029	1,872,000	2,031,729
Energy Transfer Operating LP
2.900%, 05/15/2025	840,000	871,508
3.600%, 02/01/2023	222,000	230,559
4.050%, 03/15/2025	3,143,000	3,379,628
4.200%, 04/15/2027	660,000	715,070
4.250%, 03/15/2023	1,274,000	1,340,904
4.500%, 11/01/2023 to 04/15/2024	700,000	754,618
4.750%, 01/15/2026	618,000	685,883
5.500%, 06/01/2027	446,000	512,593
6.050%, 06/01/2041	403,000	448,610
Enterprise Products Operating LLC
3.700%, 01/31/2051	808,000	876,674
3.950%, 01/31/2060	893,000	966,359
Equinor ASA
1.750%, 01/22/2026	1,086,000	1,135,337
3.250%, 11/18/2049	635,000	706,725
FEL Energy VI Sarl 5.750%, 12/01/2040 (C)	906,000	953,112
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	2,652,000	2,666,777
2.625%, 03/31/2036 (C)	1,251,000	1,293,376
Gray Oak Pipeline LLC 2.600%, 10/15/2025 (C)	926,000	940,093
HollyFrontier Corp. 2.625%, 10/01/2023	936,000	944,123
Marathon Oil Corp.
4.400%, 07/15/2027	1,697,000	1,851,226
5.200%, 06/01/2045	453,000	497,457
6.800%, 03/15/2032	325,000	384,745

13

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
1.750%, 03/01/2026	$1,380,000	$1,398,263
2.650%, 08/15/2030	1,853,000	1,874,861
Oleoducto Central SA 4.000%, 07/14/2027 (C)	1,041,000	1,124,280
Petroleos Mexicanos
2.378%, 04/15/2025	393,750	410,697
2.460%, 12/15/2025	1,870,550	1,951,854
Pioneer Natural Resources Company 1.900%, 08/15/2030	2,312,000	2,272,198
Plains All American Pipeline LP
3.550%, 12/15/2029	1,944,000	1,992,619
4.900%, 02/15/2045	374,000	376,495
Saudi Arabian Oil Company
1.625%, 11/24/2025 (C)	1,384,000	1,408,926
2.250%, 11/24/2030 (C)	1,384,000	1,402,023
3.250%, 11/24/2050 (C)	250,000	250,520
Suncor Energy, Inc. 3.100%, 05/15/2025	1,835,000	1,993,514
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	215,000	223,219
4.250%, 04/01/2024	568,000	608,427
Tengizchevroil Finance Company International, Ltd. 2.625%, 08/15/2025 (C)	1,406,000	1,454,156
The Williams Companies, Inc. 3.900%, 01/15/2025	612,000	675,464
Total Capital International SA 3.127%, 05/29/2050	1,352,000	1,479,945
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030 (C)	914,000	1,005,749
3.950%, 05/15/2050 (C)	1,464,000	1,618,017
Valero Energy Corp. 1.200%, 03/15/2024	878,000	877,836
		71,791,831
Financials – 9.4%
Affiliated Managers Group, Inc. 3.300%, 06/15/2030	2,761,000	3,005,332
Ally Financial, Inc.
1.450%, 10/02/2023	3,588,000	3,657,336
5.125%, 09/30/2024	2,855,000	3,274,366
5.750%, 11/20/2025	3,119,000	3,642,276
American Financial Group, Inc. 5.250%, 04/02/2030	2,226,000	2,686,367
American International Group, Inc.
3.400%, 06/30/2030	1,949,000	2,221,674
4.200%, 04/01/2028	1,298,000	1,546,727
4.500%, 07/16/2044	1,156,000	1,483,323
4.750%, 04/01/2048	1,793,000	2,418,213
Arch Capital Group, Ltd. 3.635%, 06/30/2050	1,148,000	1,354,507
Ares Capital Corp. 3.875%, 01/15/2026	1,617,000	1,698,912
Asian Development Bank 0.625%, 04/07/2022	3,327,000	3,346,606
Athene Holding, Ltd.
3.500%, 01/15/2031	651,000	688,224
6.150%, 04/03/2030	1,356,000	1,689,466
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025	1,800,000	1,806,040
Banco Santander SA
2.746%, 05/28/2025	1,600,000	1,703,034
2.749%, 12/03/2030	1,400,000	1,400,000
3.490%, 05/28/2030	800,000	891,409
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.500%, 04/19/2026	$1,777,000	$2,015,213
4.125%, 01/22/2024	289,000	319,774
4.183%, 11/25/2027	2,447,000	2,823,658
Bank of America Corp. (0.810% to 10-24-23, then SOFR + 0.740%) 10/24/2024	4,627,000	4,645,059
Bank of America Corp. (0.981% to 9-25-24, then SOFR + 0.910%) 09/25/2025	3,898,000	3,920,165
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	4,454,000	4,482,862
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	3,902,000	3,948,427
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	3,539,000	3,552,497
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	1,444,000	1,455,539
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	440,000	459,067
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	2,391,000	2,537,566
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	2,429,000	2,568,569
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	2,363,000	2,516,383
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	4,586,000	4,817,787
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	3,280,000	3,546,113
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	5,908,000	6,648,103
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	3,021,000	3,560,181
Brighthouse Financial, Inc. 4.700%, 06/22/2047	969,000	1,001,059
Brookfield Finance, Inc. 4.350%, 04/15/2030	2,264,000	2,747,143
Citigroup, Inc. 3.200%, 10/21/2026	4,572,000	5,071,975
Citigroup, Inc. (0.776% to 10-30-23, then SOFR + 0.686%) 10/30/2024	2,995,000	3,003,127
Credit Suisse Group AG 3.800%, 06/09/2023	1,326,000	1,427,082
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 06/05/2026 (C)	3,289,000	3,429,466
Credit Suisse Group AG (2.593% to 9-11-24, then SOFR + 1.560%) 09/11/2025 (C)	608,000	641,457
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (C)	1,471,000	1,537,416

14

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (C)	$3,943,000	$4,646,619
Danske Bank A/S 5.000%, 01/12/2022 (C)	2,133,000	2,232,798
Danske Bank A/S (1.171% to 12-8-22, then 1 Year CMT + 1.030%) 12/08/2023 (C)	3,480,000	3,493,164
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	4,164,000	4,234,829
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	3,884,000	4,149,803
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	2,685,000	2,717,487
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	1,762,000	1,797,912
Element Fleet Management Corp. 3.850%, 06/15/2025 (C)	1,772,000	1,893,357
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (C)	886,000	1,024,092
Fidelity National Financial, Inc. 3.400%, 06/15/2030	1,115,000	1,228,430
Franklin Resources, Inc. 1.600%, 10/30/2030	2,094,000	2,066,418
GE Capital Funding LLC
3.450%, 05/15/2025 (C)	1,046,000	1,139,029
4.400%, 05/15/2030 (C)	2,109,000	2,428,449
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	2,983,000	3,440,500
Golub Capital BDC, Inc. 3.375%, 04/15/2024	4,486,000	4,515,227
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	5,108,000	5,151,957
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%) 04/18/2026	3,855,000	3,909,419
HSBC Holdings PLC (2.013% to 9-22-27, then SOFR + 1.732%) 09/22/2028	4,352,000	4,422,144
Inter-American Development Bank 0.875%, 04/03/2025	3,413,000	3,477,023
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	1,850,000	1,870,137
2.650%, 09/15/2040	648,000	671,949
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	5,313,000	5,341,107
JPMorgan Chase & Co. (1.764% to 11-19-30, then SOFR + 1.105%) 11/19/2031	2,657,000	2,663,585
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	2,649,000	2,778,468
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	2,470,000	2,687,232
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025	5,298,000	5,308,527
Morgan Stanley
3.625%, 01/20/2027	2,329,000	2,661,384
4.000%, 07/23/2025	3,074,000	3,518,738
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (0.560% to 11-10-22, then SOFR + 0.466%) 11/10/2023	$3,078,000	$3,080,134
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	3,115,000	3,134,467
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	5,296,000	5,332,316
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	443,000	467,236
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	325,000	378,085
National Australia Bank, Ltd. 2.332%, 08/21/2030 (C)	2,428,000	2,446,197
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	2,078,000	2,302,076
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	1,155,000	1,350,290
Natwest Group PLC (2.359% to 5-22-23, then 1 Year CMT + 2.150%) 05/22/2024	695,000	720,273
Natwest Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	1,258,000	1,358,233
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	1,384,000	1,465,426
Nomura Holdings, Inc.
2.648%, 01/16/2025	1,545,000	1,640,487
2.679%, 07/16/2030	1,281,000	1,353,064
3.103%, 01/16/2030	2,821,000	3,073,189
Santander Holdings USA, Inc.
3.244%, 10/05/2026	1,982,000	2,147,016
3.400%, 01/18/2023	634,000	666,328
3.450%, 06/02/2025	3,714,000	4,021,564
4.400%, 07/13/2027	999,000	1,132,058
4.500%, 07/17/2025	191,000	214,392
Santander UK Group Holdings PLC (1.532% to 8-21-25, then 1 Year CMT + 1.250%) 08/21/2026	5,793,000	5,836,158
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	1,368,000	1,484,321
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	1,136,000	1,192,841
Svensk Exportkredit AB 0.750%, 04/06/2023	4,616,000	4,663,188
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	1,053,000	1,051,637
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	4,617,000	5,128,011
6.750%, 10/01/2037	1,468,000	2,246,646
The Goldman Sachs Group, Inc. (0.627% to 11-17-22, then SOFR + 0.538%) 11/17/2023	7,228,000	7,247,141
Trust Fibra Uno
4.869%, 01/15/2030 (C)	1,186,000	1,309,937
6.390%, 01/15/2050 (C)	721,000	795,984
UBS Group AG (1.364% to 1-30-26, then 1 Year CMT + 1.080%) 01/30/2027 (C)	2,699,000	2,726,526
Westpac Banking Corp. 2.963%, 11/16/2040	531,000	571,170
Westpac Banking Corp. (2.668% to 11-15-30, then 5 Year CMT + 1.750%) 11/15/2035	2,207,000	2,280,670
		269,476,345

15

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 3.9%
Abbott Laboratories 3.750%, 11/30/2026	$1,090,000	$1,271,908
AbbVie, Inc.
2.300%, 11/21/2022	2,698,000	2,793,010
2.600%, 11/21/2024	2,151,000	2,298,965
2.900%, 11/06/2022	2,772,000	2,898,759
2.950%, 11/21/2026	865,000	956,482
3.200%, 11/21/2029	3,651,000	4,139,578
3.750%, 11/14/2023	233,000	254,797
3.800%, 03/15/2025	3,594,000	4,015,241
4.050%, 11/21/2039	1,004,000	1,217,021
4.250%, 11/14/2028 to 11/21/2049	2,938,000	3,676,082
4.300%, 05/14/2036	628,000	781,086
4.450%, 05/14/2046	636,000	801,630
Aetna, Inc. 3.875%, 08/15/2047	685,000	816,570
Amgen, Inc. 3.150%, 02/21/2040	306,000	330,488
Anthem, Inc. 2.250%, 05/15/2030	2,291,000	2,398,452
AstraZeneca PLC 0.700%, 04/08/2026	1,798,000	1,790,609
Bristol-Myers Squibb Company
0.750%, 11/13/2025	1,847,000	1,848,115
1.125%, 11/13/2027	2,771,000	2,791,013
1.450%, 11/13/2030	3,233,000	3,246,010
2.350%, 11/13/2040	693,000	711,410
2.550%, 11/13/2050	2,124,000	2,190,362
3.400%, 07/26/2029	1,131,000	1,319,980
3.450%, 11/15/2027	1,248,000	1,433,723
3.900%, 02/20/2028	1,337,000	1,583,329
4.250%, 10/26/2049	704,000	952,828
4.350%, 11/15/2047	414,000	563,549
Cigna Corp.
3.400%, 09/17/2021 to 03/01/2027	3,252,000	3,463,908
3.875%, 10/15/2047	1,835,000	2,202,471
4.375%, 10/15/2028	433,000	520,327
CVS Health Corp.
1.750%, 08/21/2030	453,000	452,921
2.700%, 08/21/2040	645,000	651,921
3.000%, 08/15/2026	933,000	1,027,542
3.700%, 03/09/2023	996,000	1,065,491
4.300%, 03/25/2028	2,216,000	2,606,174
4.780%, 03/25/2038	667,000	845,382
Danaher Corp.
2.600%, 10/01/2050	1,108,000	1,165,134
3.350%, 09/15/2025	866,000	962,577
DH Europe Finance II Sarl
2.050%, 11/15/2022	1,381,000	1,426,315
2.200%, 11/15/2024	2,366,000	2,509,006
2.600%, 11/15/2029	2,572,000	2,834,089
3.400%, 11/15/2049	17,000	20,248
Eli Lilly & Company
2.250%, 05/15/2050	1,310,000	1,274,453
2.500%, 09/15/2060	889,000	896,267
Gilead Sciences, Inc.
1.200%, 10/01/2027	1,407,000	1,415,914
1.650%, 10/01/2030	1,407,000	1,400,676
2.600%, 10/01/2040	1,062,000	1,075,372
2.800%, 10/01/2050	656,000	658,960
HCA, Inc.
5.125%, 06/15/2039	478,000	614,341
5.250%, 06/15/2049	460,000	606,209
Johnson & Johnson
2.100%, 09/01/2040	309,000	315,582
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Johnson & Johnson (continued)
2.450%, 09/01/2060	$441,000	$462,131
Merck & Company, Inc.
2.350%, 06/24/2040	629,000	657,620
2.450%, 06/24/2050	629,000	655,608
3.700%, 02/10/2045	601,000	756,031
Perrigo Finance Unlimited Company
3.150%, 06/15/2030	1,456,000	1,541,511
4.900%, 12/15/2044	737,000	828,433
Pfizer, Inc. 2.800%, 03/11/2022	831,000	857,485
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	3,530,000	3,470,532
2.800%, 09/15/2050	1,069,000	1,048,413
Royalty Pharma PLC
0.750%, 09/02/2023 (C)	448,000	449,938
1.200%, 09/02/2025 (C)	448,000	451,766
3.550%, 09/02/2050 (C)	1,173,000	1,218,386
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,798,000	1,908,271
Stryker Corp.
1.150%, 06/15/2025	1,852,000	1,882,551
1.950%, 06/15/2030	819,000	847,158
2.900%, 06/15/2050	1,298,000	1,381,122
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	3,144,000	3,211,050
3.175%, 07/09/2050	1,925,000	2,057,344
4.400%, 11/26/2023	1,642,000	1,822,617
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	3,224,000	4,043,215
UnitedHealth Group, Inc.
2.750%, 05/15/2040	661,000	724,193
3.500%, 08/15/2039	295,000	350,965
3.700%, 12/15/2025	933,000	1,067,189
3.750%, 10/15/2047	744,000	935,762
3.875%, 08/15/2059	472,000	625,096
		110,346,664
Industrials – 2.5%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	1,556,000	1,656,798
AerCap Ireland Capital DAC
3.150%, 02/15/2024	1,764,000	1,815,792
3.500%, 05/26/2022	828,000	851,589
3.950%, 02/01/2022	458,000	470,019
4.625%, 07/01/2022	389,000	408,147
4.875%, 01/16/2024	899,000	968,255
6.500%, 07/15/2025	1,747,000	2,019,248
Aviation Capital Group LLC 5.500%, 12/15/2024 (C)	2,300,000	2,462,264
Burlington Northern Santa Fe LLC 3.050%, 02/15/2051	618,000	713,797
Crowley Conro LLC 4.181%, 08/15/2043	840,187	1,012,585
CSX Corp.
4.300%, 03/01/2048	108,000	142,008
4.750%, 11/15/2048	599,000	837,608
Deere & Company
2.750%, 04/15/2025	1,803,000	1,961,773
3.750%, 04/15/2050	699,000	912,403
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	2,783,000	2,937,934
4.750%, 10/20/2028 (C)	1,856,000	1,997,944

16

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company
3.100%, 01/09/2023	$302,000	$317,488
3.450%, 05/01/2027	2,572,000	2,833,008
3.625%, 05/01/2030	1,320,000	1,479,636
4.350%, 05/01/2050	691,000	811,204
5.875%, 01/14/2038	144,000	186,213
Highwoods Realty LP 2.600%, 02/01/2031	767,000	772,328
Hutama Karya Persero PT 3.750%, 05/11/2030 (C)	933,000	1,036,460
John Deere Capital Corp.
0.550%, 07/05/2022	2,645,000	2,658,514
1.200%, 04/06/2023	2,037,000	2,080,316
1.750%, 03/09/2027	1,221,000	1,284,093
Northrop Grumman Corp.
2.550%, 10/15/2022	2,734,000	2,840,604
2.930%, 01/15/2025	123,000	133,574
3.250%, 08/01/2023 to 01/15/2028	4,080,000	4,479,289
4.030%, 10/15/2047	898,000	1,141,204
5.150%, 05/01/2040	1,348,000	1,876,712
Raytheon Technologies Corp.
3.650%, 08/16/2023	177,000	190,801
3.950%, 08/16/2025	1,245,000	1,426,463
4.450%, 11/16/2038	1,160,000	1,496,555
Republic Services, Inc. 1.750%, 02/15/2032	1,841,000	1,853,833
Southwest Airlines Company
4.750%, 05/04/2023	1,849,000	2,004,972
5.125%, 06/15/2027	2,774,000	3,226,567
The Boeing Company
3.250%, 02/01/2028	1,868,000	1,945,537
3.625%, 02/01/2031	2,352,000	2,482,487
3.750%, 02/01/2050	981,000	992,378
5.805%, 05/01/2050	579,000	764,908
Union Pacific Corp.
2.150%, 02/05/2027	1,368,000	1,451,326
2.400%, 02/05/2030	1,693,000	1,831,796
2.950%, 03/01/2022	1,533,000	1,583,039
2.973%, 09/16/2062 (C)	227,000	239,857
3.150%, 03/01/2024	733,000	791,374
3.250%, 02/05/2050	2,174,000	2,489,181
3.750%, 02/05/2070	275,000	331,235
Waste Management, Inc. 2.500%, 11/15/2050	439,000	442,120
		70,643,236
Information technology – 2.3%
Apple, Inc.
2.550%, 08/20/2060	2,029,000	2,103,668
2.650%, 05/11/2050	2,130,000	2,284,068
4.250%, 02/09/2047	629,000	864,742
Broadcom Corp. 3.875%, 01/15/2027	2,095,000	2,353,929
Broadcom, Inc.
3.150%, 11/15/2025	4,839,000	5,271,296
4.150%, 11/15/2030	2,742,000	3,180,649
4.250%, 04/15/2026	1,483,000	1,693,408
4.700%, 04/15/2025	2,178,000	2,492,703
Dell International LLC
4.900%, 10/01/2026 (C)	441,000	515,025
5.300%, 10/01/2029 (C)	886,000	1,070,297
6.100%, 07/15/2027 (C)	881,000	1,079,551
Fiserv, Inc.
3.200%, 07/01/2026	1,483,000	1,662,658
3.500%, 07/01/2029	427,000	488,874
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Flex, Ltd. 4.875%, 05/12/2030	$2,312,000	$2,747,970
HP, Inc. 2.200%, 06/17/2025	2,776,000	2,933,005
IBM Corp.
3.300%, 05/15/2026	457,000	515,156
4.150%, 05/15/2039	213,000	272,870
Intel Corp. 4.600%, 03/25/2040	879,000	1,180,626
KLA Corp. 3.300%, 03/01/2050	1,177,000	1,320,981
Micron Technology, Inc. 2.497%, 04/24/2023	2,731,000	2,851,876
Microsoft Corp.
2.675%, 06/01/2060	682,000	747,593
4.100%, 02/06/2037	873,000	1,150,388
NVIDIA Corp.
2.850%, 04/01/2030	475,000	532,372
3.500%, 04/01/2050	3,724,000	4,527,261
NXP BV
3.150%, 05/01/2027 (C)	1,491,000	1,626,879
3.875%, 06/18/2026 (C)	3,522,000	3,990,965
4.300%, 06/18/2029 (C)	1,158,000	1,358,449
Oracle Corp.
2.625%, 02/15/2023	1,145,000	1,198,465
2.800%, 04/01/2027	2,641,000	2,906,095
2.950%, 11/15/2024	612,000	663,910
3.800%, 11/15/2037	625,000	747,919
3.850%, 04/01/2060	1,457,000	1,791,312
4.000%, 11/15/2047	1,331,000	1,626,580
PayPal Holdings, Inc.
1.350%, 06/01/2023	2,386,000	2,444,902
1.650%, 06/01/2025	3,340,000	3,472,936
Texas Instruments, Inc. 1.375%, 03/12/2025	1,095,000	1,131,374
		66,800,752
Materials – 0.9%
Barrick North America Finance LLC 5.700%, 05/30/2041	538,000	773,950
LYB International Finance III LLC
1.250%, 10/01/2025	1,036,000	1,045,247
2.250%, 10/01/2030	445,000	454,250
3.375%, 10/01/2040	578,000	608,536
3.625%, 04/01/2051	815,000	879,974
Newmont Corp. 2.250%, 10/01/2030	5,873,000	6,151,899
Nucor Corp.
2.000%, 06/01/2025	923,000	969,486
2.700%, 06/01/2030	1,181,000	1,289,160
Nutrien, Ltd. 5.000%, 04/01/2049	1,337,000	1,850,295
Nutrition & Biosciences, Inc.
1.230%, 10/01/2025 (C)	935,000	946,588
2.300%, 11/01/2030 (C)	1,401,000	1,440,328
Reliance Steel & Aluminum Company
1.300%, 08/15/2025	728,000	736,393
2.150%, 08/15/2030	1,891,000	1,930,312
Teck Resources, Ltd.
5.200%, 03/01/2042	680,000	757,983
6.250%, 07/15/2041	1,088,000	1,352,690
The Dow Chemical Company
2.100%, 11/15/2030	2,649,000	2,703,853
3.600%, 11/15/2050	939,000	1,047,572
4.375%, 11/15/2042	443,000	540,743
		25,479,259

17

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.2%
Agree LP 2.900%, 10/01/2030	$645,000	$675,799
Crown Castle International Corp.
3.300%, 07/01/2030	737,000	822,484
4.000%, 03/01/2027	431,000	492,202
Equinix, Inc.
2.625%, 11/18/2024	1,167,000	1,243,099
2.900%, 11/18/2026	2,435,000	2,655,263
Federal Realty Investment Trust 3.950%, 01/15/2024	1,372,000	1,490,801
GLP Capital LP
4.000%, 01/15/2030	716,000	767,624
5.300%, 01/15/2029	875,000	1,004,500
Healthpeak Properties, Inc. 2.875%, 01/15/2031	610,000	651,559
Kimco Realty Corp. 1.900%, 03/01/2028	920,000	924,284
Mid-America Apartments LP
1.700%, 02/15/2031	815,000	808,903
3.600%, 06/01/2027	129,000	145,245
3.750%, 06/15/2024	2,026,000	2,196,044
3.950%, 03/15/2029	870,000	1,017,547
4.000%, 11/15/2025	1,060,000	1,198,896
4.300%, 10/15/2023	887,000	968,253
Realty Income Corp. 3.250%, 01/15/2031	1,976,000	2,236,213
Regency Centers LP 2.950%, 09/15/2029	1,883,000	1,989,157
Spirit Realty LP
3.200%, 02/15/2031	2,050,000	2,142,494
3.400%, 01/15/2030	1,043,000	1,108,683
4.000%, 07/15/2029	501,000	556,740
4.450%, 09/15/2026	106,000	119,003
STORE Capital Corp.
2.750%, 11/18/2030	1,537,000	1,551,508
4.500%, 03/15/2028	3,259,000	3,662,302
4.625%, 03/15/2029	1,104,000	1,261,685
VEREIT Operating Partnership LP
2.200%, 06/15/2028	921,000	926,446
2.850%, 12/15/2032	644,000	659,527
3.400%, 01/15/2028	920,000	995,573
		34,271,834
Utilities – 2.6%
Black Hills Corp.
3.050%, 10/15/2029	1,065,000	1,163,582
3.875%, 10/15/2049	779,000	891,842
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/2050	598,000	650,513
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	846,000	1,028,912
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,061,000	2,183,173
2.950%, 03/01/2030	738,000	806,823
Consumers Energy Company 2.500%, 05/01/2060	733,000	747,911
Dominion Energy, Inc. 2.000%, 08/15/2021	1,218,000	1,230,213
DTE Electric Company 2.950%, 03/01/2050	1,913,000	2,132,112
DTE Energy Company
1.050%, 06/01/2025	1,764,000	1,778,589
2.529%, 10/01/2024	233,000	248,106
2.950%, 03/01/2030	1,160,000	1,268,000
3.800%, 03/15/2027	1,745,000	1,986,137
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. 1.800%, 09/01/2021	$1,825,000	$1,842,445
Duke Energy Progress LLC 2.500%, 08/15/2050	1,058,000	1,075,582
Entergy Arkansas LLC 2.650%, 06/15/2051	1,156,000	1,204,417
Entergy Texas, Inc. 1.750%, 03/15/2031	1,169,000	1,172,848
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	1,882,000	2,202,360
Evergy Metro, Inc. 2.250%, 06/01/2030	1,131,000	1,201,967
Evergy, Inc.
2.450%, 09/15/2024	1,618,000	1,714,239
2.900%, 09/15/2029	1,150,000	1,248,542
Exelon Corp. 4.700%, 04/15/2050	1,675,000	2,260,916
Interstate Power & Light Company 3.500%, 09/30/2049	663,000	746,054
ITC Holdings Corp. 2.700%, 11/15/2022	1,743,000	1,812,735
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,949,000	2,229,347
MidAmerican Energy Company 3.650%, 08/01/2048	920,000	1,132,691
Mississippi Power Company
3.950%, 03/30/2028	2,127,000	2,455,189
4.250%, 03/15/2042	1,276,000	1,561,274
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	1,409,000	1,475,153
2.750%, 05/01/2025	1,488,000	1,612,248
Pacific Gas & Electric Company
2.100%, 08/01/2027	1,736,000	1,750,659
2.500%, 02/01/2031	2,401,000	2,418,062
3.150%, 01/01/2026	375,000	396,182
3.300%, 12/01/2027 (D)	3,153,000	3,348,705
3.300%, 08/01/2040	581,000	587,182
3.950%, 12/01/2047 (D)	1,421,000	1,480,284
4.500%, 07/01/2040	439,000	492,417
4.550%, 07/01/2030	1,930,000	2,203,381
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	733,000	789,801
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,104,000	2,337,765
3.400%, 06/01/2023	250,000	266,073
4.125%, 04/15/2030	2,249,000	2,667,018
5.000%, 03/15/2044	705,000	919,759
Public Service Electric & Gas Company
2.050%, 08/01/2050	353,000	328,081
2.700%, 05/01/2050	1,922,000	2,040,292
Southern California Edison Company
2.850%, 08/01/2029	881,000	952,716
4.125%, 03/01/2048	975,000	1,180,995
4.650%, 10/01/2043	414,000	514,962
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	1,766,000	1,780,312
The AES Corp. 1.375%, 01/15/2026 (C)	1,876,000	1,891,718
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	608,000	662,359

18

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
WEC Energy Group, Inc. 1.375%, 10/15/2027	$1,937,000	$1,944,067
		74,016,710
TOTAL CORPORATE BONDS (Cost $873,411,977)		$927,716,885
MUNICIPAL BONDS – 0.4%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,841,266
Los Angeles Community College District (California) 6.750%, 08/01/2049	925,000	1,657,748
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,407,828
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,060,000	3,986,629
The Ohio State University 4.800%, 06/01/2111	600,000	864,366
University of Texas 2.439%, 08/15/2049	765,000	780,300
TOTAL MUNICIPAL BONDS (Cost $9,401,271)		$11,538,137
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.6%
Commercial and residential – 3.1%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(E)	905,344	927,585
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(E)	1,797,075	1,833,789
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(E)	1,010,868	1,012,494
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	338,000	378,202
Series 2020-B20, Class A5, 2.034%, 10/15/2053	2,270,000	2,357,067
Series 2020-B21, Class A5, 1.978%, 12/15/2053	2,277,000	2,347,421
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	1,235,202	1,286,237
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	2,194,722	2,255,964
CD Mortgage Trust
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	765,532
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,941,853
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A1, 1.965%, 06/15/2050	52,075	52,083
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	797,064
Citigroup Commercial Mortgage Trust Series 2016-P5, Class A1 1.410%, 10/10/2049	529,716	530,040
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	413,347	417,734
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	1,397,933	1,408,724
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	1,831,023	1,853,051
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust (continued)
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(E)	$1,835,396	$1,859,546
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	3,716,000	3,848,070
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,986,000	2,105,290
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	753,000	834,205
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4 3.808%, 11/15/2048	898,000	1,004,774
DBJPM Mortgage Trust
Series 2017-C6, Class ASB, 3.121%, 06/10/2050	416,000	450,082
Series 2020-C9, Class A5, 1.926%, 09/15/2053	435,000	447,785
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	813,737	829,417
GS Mortgage Securities Trust
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	565,161	585,256
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	2,580,000	2,781,451
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,770,643
Series 2017-GS8, Class A4, 3.469%, 11/10/2050	2,212,000	2,503,550
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	3,036,759	3,280,932
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	851,600
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,868,003	3,015,772
Series 2015-C29, Class A4, 3.611%, 05/15/2048	1,130,000	1,248,257
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	781,000	851,147
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	305,693
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	966,293
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	231,000	249,404
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(E)	1,002,643	1,017,158
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(E)	1,690,803	1,721,679

19

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(E)	$1,531,957	$1,552,898
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(E)	1,865,603	1,898,622
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	3,229,356	3,298,266
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	2,633,496	2,649,322
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	995,874	1,003,721
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(E)	2,815,794	2,851,042
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	3,537,961	3,616,531
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	4,733,314	4,840,476
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	947,043	974,741
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	1,940,895	1,991,719
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	2,350,149	2,411,476
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	1,152,801	1,174,215
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(E)	2,972,525	3,001,467
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	793,026	793,745
Visio Trust
Series 2019-1, Class A1, 3.572%, 06/25/2054 (C)(E)	1,097,859	1,112,570
Series 2020-1R, Class A1, 1.312%, 11/25/2055 (C)	2,112,000	2,111,995
		87,975,650
U.S. Government Agency – 3.5%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	3,676,197	3,937,749
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	2,302,873	2,295,654
Series 4205, Class PA, 1.750%, 05/15/2043	1,492,841	1,539,544
Series 4426, Class QC, 1.750%, 07/15/2037	2,558,706	2,645,497
Series 4705, Class A, 4.500%, 09/15/2042	763,274	787,234
Series 4742, Class PA, 3.000%, 10/15/2047	3,477,748	3,635,076
Series 4763, Class CA, 3.000%, 09/15/2038	463,458	500,741
Series 4767, Class KA, 3.000%, 03/15/2048	737,918	798,039
Series 4786, Class DP, 4.500%, 07/15/2042	144,914	145,334
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.491%, 12/15/2048 (B)	620,292	622,434
Series 4880, Class DA, 3.000%, 05/15/2050	3,315,224	3,566,838
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.499%, 10/15/2037 (B)	$7,523,027	$7,521,423
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	194,872	220,937
Series 2012-151, Class NX, 1.500%, 01/25/2043	1,939,473	2,002,766
Series 2013-11, Class AP, 1.500%, 01/25/2043	5,045,936	5,158,464
Series 2013-30, Class CA, 1.500%, 04/25/2043	441,274	450,947
Series 2013-43, Class BP, 1.750%, 05/25/2043	2,131,502	2,216,388
Series 2014-73, Class MA, 2.500%, 11/25/2044	1,329,789	1,416,008
Series 2015-84, Class PA, 1.700%, 08/25/2033	6,439,790	6,660,568
Series 2016-48, Class MA, 2.000%, 06/25/2038	6,652,133	6,951,012
Series 2016-57, Class PC, 1.750%, 06/25/2046	12,263,498	12,760,188
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,506,413	1,590,070
Series 2017-42, Class H, 3.000%, 11/25/2043	1,570,749	1,626,247
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	710,315
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,102,375	2,264,718
Series 2018-15, Class AB, 3.000%, 03/25/2048	600,100	647,462
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,022,931	2,111,940
Series 2019-25, Class PA, 3.000%, 05/25/2048	4,043,159	4,336,811
Series 2019-8, Class GA, 3.000%, 03/25/2049	6,683,256	7,021,548
Series 414, Class A35, 3.500%, 10/25/2042	1,844,407	1,975,620
Government National Mortgage Association
Series 2012-141, Class WA, 4.537%, 11/16/2041 (E)	434,547	485,130
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,707,908	1,771,343
Series 2018-11, Class PC, 2.750%, 12/20/2047	4,357,755	4,541,167
Series 2019-132, Class NA, 3.500%, 09/20/2049	4,076,442	4,286,065
Series 2019-31, Class JC, 3.500%, 03/20/2049	2,068,290	2,185,490
		101,386,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $183,007,891)		$189,362,417
ASSET BACKED SECURITIES – 9.6%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2A 1.100%, 03/20/2023	421,892	423,130

20

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2020-2, Class A2A 0.600%, 12/18/2023	$4,325,000	$4,332,601
Series 2020-3, Class A3 0.530%, 06/18/2025	2,485,000	2,488,514
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	963,355
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	1,615,000	1,663,087
Series 2020-2A, Class A 2.020%, 02/20/2027 (C)	4,002,000	4,055,547
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.771%, 02/15/2024 (B)	3,814,000	3,822,099
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.651%, 09/16/2024 (B)	2,272,000	2,281,679
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.800%, 11/26/2046 (B)(C)	876,585	885,256
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,014,021	1,070,156
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	1,728,374	1,798,589
Ford Credit Auto Lease Trust Series 2020-B, Class A3 0.620%, 08/15/2023	4,941,000	4,960,607
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	7,349,000	8,056,415
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	4,408,000	4,733,824
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,514,000	3,833,622
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	6,445,000	6,774,563
Series 2020-2, Class A 1.060%, 04/15/2033 (C)	6,486,000	6,518,523
Series 2020-A, Class A3 1.040%, 08/15/2024	2,036,000	2,059,073
Series 2020-C, Class A3 0.410%, 07/15/2025	2,439,000	2,441,880
Series 2020-C, Class A4 0.510%, 08/15/2026	1,753,000	1,759,120
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class A1 0.700%, 09/15/2025	6,740,000	6,772,636
Series 2020-2, Class A 1.060%, 09/15/2027	9,363,000	9,461,187
GM Financial Automobile Leasing Trust Series 2020-2, Class A4 1.010%, 07/22/2024	512,000	518,688
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.690%, 10/15/2025 (C)	2,080,000	2,081,979
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.291%, 12/15/2045 (B)(C)	641,824	656,489
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,183,446	1,233,051
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	$2,695,307	$2,750,326
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	620,838	632,443
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	3,025,163	3,198,847
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	3,693,000	3,795,143
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	5,091,000	5,352,147
Series 2019-D, Class A2B (1 month LIBOR + 1.050%) 1.191%, 12/15/2059 (B)(C)	2,053,000	2,058,186
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	5,329,000	5,502,180
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	3,866,390	3,958,499
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	3,338,000	3,476,488
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.041%, 11/15/2068 (B)(C)	2,393,000	2,383,363
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	2,124,000	2,179,528
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	1,829,966	1,860,853
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	1,095,360	1,111,809
Series 2020-FA, Class A 1.220%, 07/15/2069 (C)	992,918	998,908
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	4,621,307	4,646,843
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	5,119,000	5,158,693
Navient Student Loan Trust
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.000%, 06/25/2065 (B)(C)	39,500	39,507
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,927,085	1,996,723
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,938,000	4,130,603
Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	4,491,000	4,490,281
Series 2020-2A, Class A1B (1 month LIBOR + 0.900%) 1.046%, 08/26/2069 (B)(C)	2,467,000	2,474,795
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.395%, 10/27/2036 (B)	584,826	574,931
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.375%, 01/25/2037 (B)	1,787,112	1,753,565
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.325%, 10/25/2033 (B)	6,865,716	6,663,559
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.325%, 03/23/2037 (B)	8,902,342	8,626,596
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.345%, 12/24/2035 (B)	5,580,120	5,480,111

21

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.405%, 03/22/2032 (B)	$602,428	$568,180
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	1,025,000	1,040,380
Series 2020-2, Class A2A 0.620%, 05/15/2023	4,448,361	4,452,713
Series 2020-3, Class A3 0.520%, 07/15/2024	1,807,000	1,811,050
Series 2020-4, Class A3 0.480%, 07/15/2024	1,706,000	1,707,058
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	6,020,000	6,405,827
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 1.850%, 12/15/2032 (B)	1,522,694	1,545,804
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.000%, 12/15/2032 (B)(C)	862,924	819,451
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.275%, 07/25/2022 (B)	2,153,153	2,060,690
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.550%, 03/25/2025 (B)	337,106	326,919
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.100%, 09/25/2028 (B)	3,139,885	3,034,286
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.850%, 01/25/2029 (B)	2,903,648	2,754,822
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.900%, 05/26/2026 (B)	562,004	544,113
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.700%, 06/25/2043 (B)	4,387,962	4,302,216
SMB Private Education Loan Trust
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,753,316	1,796,687
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	289,454	295,741
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.241%, 09/15/2034 (B)(C)	894,919	895,619
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	1,710,196	1,813,555
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	7,159,699	7,550,311
Series 2020-BA, Class A1A 1.290%, 07/15/2053 (C)	4,973,751	4,987,243
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	4,500,000	4,533,164
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	11,848,000	11,907,169
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	690,839	700,748
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 1.100%, 01/25/2039 (B)(C)	66,928	67,248
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.000%, 07/25/2039 (B)(C)	$145,323	$145,092
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.850%, 03/26/2040 (B)(C)	270,173	270,169
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.750%, 07/25/2040 (B)(C)	359,222	358,243
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	813,233	836,741
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.650%, 11/26/2040 (B)(C)	99,830	99,725
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	2,556,185	2,596,596
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	1,359,233	1,390,175
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	5,592,000	5,775,267
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	3,524,525	3,597,459
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	10,428,187	10,724,779
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	2,065,320	2,074,291
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	1,333,000	1,362,501
Series 2020-A, Class A1A 1.850%, 07/22/2024	5,078,000	5,202,422
Series 2020-C, Class A 0.410%, 04/21/2025	1,963,000	1,964,303
TOTAL ASSET BACKED SECURITIES (Cost $268,701,680)		$273,259,354
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (F)	130,567,183	130,567,183
TOTAL SHORT-TERM INVESTMENTS (Cost $130,567,183)		$130,567,183
Total Investments (Core Bond Fund) (Cost $3,038,585,804) – 109.6%		$3,123,869,545
Other assets and liabilities, net – (9.6%)		(273,688,907)
TOTAL NET ASSETS – 100.0%		$2,850,180,638
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.

22

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $365,855,406 or 12.8% of the fund's net assets as of 11-30-20.
(D)	Non-income producing - Issuer is in default.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$421,417
Financials – 0.3%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (C)	17,428	182,994
CM Life Sciences, Inc. (C)	21,452	229,536
Eucrates Biomedical Acquisition Corp. (C)	17,270	173,564
Health Sciences Acquisitions Corp. 2 (C)	19,166	223,284
Helix Acquisition Corp., Class A (C)	17,736	185,341
Therapeutics Acquisition Corp., Class A (C)	23,996	335,944
		1,330,663
Health care – 98.1%
Biotechnology – 36.8%
AbbVie, Inc.	69,098	7,226,269
Abcam PLC	35,660	682,361
ACADIA Pharmaceuticals, Inc. (C)	57,967	3,284,410
Acceleron Pharma, Inc. (C)	41,555	4,906,399
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	564,146
ADC Therapeutics SA (C)	10,017	373,734
Adverum Biotechnologies, Inc. (C)	12,677	172,280
Agios Pharmaceuticals, Inc. (C)	14,816	686,277
Akero Therapeutics, Inc. (C)	5,154	148,332
Akouos, Inc. (C)	10,013	207,069
Alector, Inc. (C)	18,336	240,385
Alexion Pharmaceuticals, Inc. (C)	46,475	5,675,062
Alkermes PLC (C)	4,712	86,041
Allogene Therapeutics, Inc. (C)	25,813	801,494
Alnylam Pharmaceuticals, Inc. (C)	27,374	3,556,156
Amarin Corp. PLC, ADR (C)	33,024	163,799
Amgen, Inc.	27,228	6,045,705
Annexon, Inc. (C)	11,487	277,985
Apellis Pharmaceuticals, Inc. (C)	25,519	1,202,966
Arcturus Therapeutics Holdings, Inc. (C)	12,893	1,183,062
Ardelyx, Inc. (C)	35,520	223,776
Argenx SE, ADR (C)	21,177	6,073,987
Ascendis Pharma A/S, ADR (C)	24,652	4,159,532
Atea Pharmaceuticals, Inc. (C)	5,730	190,924
Avidity Biosciences, Inc. (C)	6,778	202,933
Avrobio, Inc. (C)	3,831	52,753
BeiGene, Ltd., ADR (C)	10,233	2,616,476
Biogen, Inc. (C)	15,088	3,623,685
Biohaven Pharmaceutical Holding Company, Ltd. (C)	1,956	173,986
BioMarin Pharmaceutical, Inc. (C)	11,606	913,392
BioNTech SE, ADR (C)	30,226	3,755,278
Bluebird Bio, Inc. (C)	6,126	270,095
Blueprint Medicines Corp. (C)	16,861	1,822,337
Burning Rock Biotech, Ltd., ADR (C)	17,716	505,437
C4 Therapeutics, Inc. (C)	24,043	822,271
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cardiff Oncology, Inc. (C)	12,677	$313,249
Celldex Therapeutics, Inc. (C)	6,200	139,500
Cerevel Therapeutics Holdings, Inc. (C)	17,589	248,357
Constellation Pharmaceuticals, Inc. (C)	5,400	136,836
CRISPR Therapeutics AG (C)	10,562	1,340,529
CureVac NV (C)	11,275	1,185,792
Deciphera Pharmaceuticals, Inc. (C)	8,550	528,390
Denali Therapeutics, Inc. (C)	48,210	2,939,364
Dicerna Pharmaceuticals, Inc. (C)	20,512	518,338
Dyne Therapeutics, Inc. (C)	11,312	228,050
Enanta Pharmaceuticals, Inc. (C)	8,052	331,742
Epizyme, Inc. (C)	18,157	249,477
Exact Sciences Corp. (C)	37,798	4,575,826
Exelixis, Inc. (C)	139,463	2,672,111
Fate Therapeutics, Inc. (C)	27,167	1,588,319
FibroGen, Inc. (C)	33,542	1,385,620
Five Prime Therapeutics, Inc. (C)	17,952	337,498
G1 Therapeutics, Inc. (C)	5,097	93,071
Generation Bio Company (C)	22,275	1,074,101
Genmab A/S (C)	2,850	1,096,027
Global Blood Therapeutics, Inc. (C)	14,997	688,512
Homology Medicines, Inc. (C)	10,534	103,655
IGM Biosciences, Inc. (C)	4,499	300,443
Immunic, Inc. (C)	9,311	174,395
Immunovant, Inc. (C)	4,585	225,536
Incyte Corp. (C)	70,621	5,970,299
Insmed, Inc. (C)	46,720	1,822,547
Intellia Therapeutics, Inc. (C)	12,216	479,722
Invitae Corp. (C)	13,500	670,275
Ionis Pharmaceuticals, Inc. (C)	43,701	2,208,212
Iovance Biotherapeutics, Inc. (C)	64,567	2,505,845
IVERIC bio, Inc. (C)	46,792	319,121
Karuna Therapeutics, Inc. (C)	11,423	1,139,673
Karyopharm Therapeutics, Inc. (C)	11,236	190,900
Kodiak Sciences, Inc. (C)	31,011	4,238,273
Kronos Bio, Inc. (C)	10,993	352,546
Kymera Therapeutics, Inc. (C)	8,014	373,773
Legend Biotech Corp., ADR (C)	4,996	148,531
Madrigal Pharmaceuticals, Inc. (C)	1,800	210,222
MeiraGTx Holdings PLC (C)	14,764	208,468
Mersana Therapeutics, Inc. (C)	23,655	602,729
Mirati Therapeutics, Inc. (C)	13,915	3,309,683
Moderna, Inc. (C)	26,479	4,044,402
MorphoSys AG (C)	4,989	565,146
Neurocrine Biosciences, Inc. (C)	30,207	2,867,853
Nkarta, Inc. (C)	7,461	248,302
Novavax, Inc. (C)	7,000	976,500
Nurix Therapeutics, Inc. (C)	15,796	673,226
Prelude Therapeutics, Inc. (C)	9,202	473,627
Protagonist Therapeutics, Inc. (C)	12,684	306,445
Protara Therapeutics, Inc. (C)	10,299	247,691
PTC Therapeutics, Inc. (C)	12,698	794,514
Radius Health, Inc. (C)	6,335	99,966
RAPT Therapeutics, Inc. (C)	21,577	467,574
Regeneron Pharmaceuticals, Inc. (C)	13,654	7,045,874
REGENXBIO, Inc. (C)	6,807	237,156
Relay Therapeutics, Inc. (C)	7,717	411,393
Replimune Group, Inc. (C)	24,201	1,250,708
Rocket Pharmaceuticals, Inc. (C)	26,749	828,149
Sage Therapeutics, Inc. (C)	21,201	1,570,782
Sarepta Therapeutics, Inc. (C)	12,878	1,813,995
Scholar Rock Holding Corp. (C)	19,067	949,918
Seagen, Inc. (C)	34,997	5,960,339
Seres Therapeutics, Inc. (C)	14,285	394,409
SpringWorks Therapeutics, Inc. (C)	6,721	439,822

23

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stoke Therapeutics, Inc. (C)	11,967	$623,361
Translate Bio, Inc. (C)	19,915	442,511
Turning Point Therapeutics, Inc. (C)	13,062	1,391,103
Twist Bioscience Corp. (C)	10,847	1,212,044
Ultragenyx Pharmaceutical, Inc. (C)	37,163	4,405,302
uniQure NV (C)	13,500	649,080
Vaxart, Inc. (C)	24,400	194,712
Vertex Pharmaceuticals, Inc. (C)	52,736	12,010,624
Xencor, Inc. (C)	28,935	1,224,529
Zai Lab, Ltd., ADR (C)	7,710	854,114
Zeneca, Inc. (B)(C)	33,315	20,489
Zentalis Pharmaceuticals, Inc. (C)	7,099	361,765
Zymeworks, Inc. (C)	10,712	563,987
		166,737,763
Health care equipment and supplies – 21.0%
Alcon, Inc. (C)	17,885	1,142,051
Alphatec Holdings, Inc. (C)	26,444	277,662
AtriCure, Inc. (C)	15,104	656,722
Becton, Dickinson and Company	39,963	9,384,911
Danaher Corp.	52,338	11,756,685
DexCom, Inc. (C)	11,194	3,578,498
DiaSorin SpA	6,349	1,339,644
Envista Holdings Corp. (C)	80,197	2,384,257
GenMark Diagnostics, Inc. (C)	38,687	517,245
Hologic, Inc. (C)	80,027	5,532,267
ICU Medical, Inc. (C)	4,778	901,609
Inari Medical, Inc. (C)	4,477	309,226
Insulet Corp. (C)	9,713	2,503,137
Intuitive Surgical, Inc. (C)	21,988	15,964,387
iRhythm Technologies, Inc. (C)	7,751	1,895,197
Lantheus Holdings, Inc. (C)	27,558	362,663
Nevro Corp. (C)	16,026	2,584,193
Novocure, Ltd. (C)	10,900	1,369,585
Outset Medical, Inc. (C)	27,115	1,735,360
Penumbra, Inc. (C)	15,779	3,501,360
Pulmonx Corp. (C)	5,129	277,992
Quidel Corp. (C)	15,070	2,939,404
Shockwave Medical, Inc. (C)	9,928	971,256
Stryker Corp.	46,864	10,938,058
Tandem Diabetes Care, Inc. (C)	12,900	1,211,052
Teleflex, Inc.	8,894	3,404,179
The Cooper Companies, Inc.	6,020	2,018,024
West Pharmaceutical Services, Inc.	14,802	4,072,918
Zimmer Biomet Holdings, Inc.	8,574	1,278,555
		94,808,097
Health care providers and services – 16.3%
Amedisys, Inc. (C)	5,561	1,361,277
Anthem, Inc.	23,113	7,200,162
Centene Corp. (C)	128,288	7,908,955
Cigna Corp.	41,412	8,660,906
Guardant Health, Inc. (C)	14,272	1,728,625
HCA Healthcare, Inc.	37,146	5,575,986
Humana, Inc.	22,040	8,827,461
Molina Healthcare, Inc. (C)	18,328	3,741,295
Oak Street Health, Inc. (C)	6,741	317,973
Option Care Health, Inc. (C)	17,156	270,207
The Pennant Group, Inc. (C)	17,090	866,292
UnitedHealth Group, Inc.	81,588	27,441,308
		73,900,447
Health care technology – 1.3%
Accolade, Inc. (C)	7,386	383,407
Multiplan Corp. (C)	47,000	326,180
Phreesia, Inc. (C)	9,252	408,568
Schrodinger, Inc. (C)	5,990	416,784
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Teladoc Health, Inc. (C)	6,948	$1,381,054
Veeva Systems, Inc., Class A (C)	10,779	2,984,382
		5,900,375
Life sciences tools and services – 9.7%
10X Genomics, Inc., Class A (C)	11,255	1,723,253
Adaptive Biotechnologies Corp. (C)	16,599	800,404
Agilent Technologies, Inc.	63,824	7,461,026
Avantor, Inc. (C)	102,281	2,790,226
Berkeley Lights, Inc. (C)	7,478	619,627
Bio-Techne Corp.	3,500	1,061,585
Bruker Corp.	54,187	2,742,404
Evotec SE (C)	23,952	730,037
Lonza Group AG	2,211	1,391,100
Mettler-Toledo International, Inc. (C)	1,381	1,588,205
Pacific Biosciences of California, Inc. (C)	75,601	1,195,252
PPD, Inc. (C)	18,661	653,135
PRA Health Sciences, Inc. (C)	10,808	1,212,658
Quanterix Corp. (C)	20,751	896,236
Repligen Corp. (C)	1,834	347,855
Thermo Fisher Scientific, Inc.	38,093	17,712,483
Wuxi Biologics Cayman, Inc. (C)(D)	84,000	831,585
		43,757,071
Pharmaceuticals – 13.0%
Arvinas, Inc. (C)	7,300	176,660
Astellas Pharma, Inc.	72,100	1,026,959
AstraZeneca PLC, ADR	144,918	7,671,959
Athira Pharma, Inc. (C)	18,432	458,957
Axsome Therapeutics, Inc. (C)	11,141	807,611
Bayer AG	12,257	706,171
Cara Therapeutics, Inc. (C)	22,024	323,092
Catalent, Inc. (C)	21,339	2,051,531
Chugai Pharmaceutical Company, Ltd.	24,500	1,184,998
Daiichi Sankyo Company, Ltd.	79,600	2,818,264
Eisai Company, Ltd.	13,800	1,040,019
Elanco Animal Health, Inc. (C)	45,219	1,383,249
Eli Lilly & Company	60,852	8,863,094
GW Pharmaceuticals PLC, ADR (C)	5,591	783,187
Ipsen SA	7,024	674,571
Merck & Company, Inc.	160,033	12,865,053
Merck KGaA	14,769	2,358,316
Milestone Pharmaceuticals, Inc. (C)	9,082	60,849
Pfizer, Inc.	65,207	2,498,080
Reata Pharmaceuticals, Inc., Class A (C)	5,186	792,162
Roche Holding AG	14,590	4,792,040
Royalty Pharma PLC, Class A	51,752	2,204,635
Sanofi	32,703	3,296,423
WaVe Life Sciences, Ltd. (C)	21,728	191,641
		59,029,521
		444,133,274
TOTAL COMMON STOCKS (Cost $308,197,673)		$445,885,354
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	941,011
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	5,901	2,690,604
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	63,738	1,014,709
TOTAL PREFERRED SECURITIES (Cost $1,783,683)		$4,646,324

24

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	131,655	$155,353
TOTAL RIGHTS (Cost $363,553)		$155,353
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc. (Expiration Date: 10-27-25; Strike Price: $11.50) (C)	5,863	19,934
TOTAL WARRANTS (Cost $11,452)		$19,934
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (F)	1,000,069	1,000,069
T. Rowe Price Government Reserve Fund, 0.0904% (F)	1,687,972	1,687,972
TOTAL SHORT-TERM INVESTMENTS (Cost $2,688,041)		$2,688,041
Total Investments (Health Sciences Fund) (Cost $313,044,402) – 100.1%		$453,395,006
Other assets and liabilities, net – (0.1%)		(675,173)
TOTAL NET ASSETS – 100.0%		$452,719,833
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$870,000	$319,734
Republic of Argentina
1.000%, 07/09/2029		54,775	23,416
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		716,203	280,752
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		476,895	168,105
			792,007
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	4,205,000	888,319
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	43,664
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,882,230)			$1,723,990
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 84.1%
Communication services – 12.6%
Allen Media LLC 10.500%, 02/15/2028 (B)	$950,000	$980,875
Altice France Holding SA 10.500%, 05/15/2027 (B)	290,000	326,888
Altice France SA 7.375%, 05/01/2026 (B)	2,330,000	2,446,500
Arches Buyer, Inc.
4.250%, 06/01/2028 (B)	360,000	360,900
6.125%, 12/01/2028 (B)	120,000	123,150
CCO Holdings LLC
4.250%, 02/01/2031 (B)	100,000	103,740
4.500%, 05/01/2032 (B)	760,000	803,244
5.125%, 05/01/2027 (B)	1,270,000	1,336,186
5.750%, 02/15/2026 (B)	215,000	222,871
CenturyLink, Inc. 4.000%, 02/15/2027 (B)	370,000	382,488
Charter Communications Operating LLC 6.484%, 10/23/2045	250,000	356,459
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (B)	430,000	441,163
CSC Holdings LLC 6.500%, 02/01/2029 (B)	1,370,000	1,531,400
DISH DBS Corp. 7.750%, 07/01/2026	2,060,000	2,343,703
Frontier Communications Corp. 6.750%, 05/01/2029 (B)	480,000	496,800
iHeartCommunications, Inc.
4.750%, 01/15/2028 (B)	280,000	282,974
5.250%, 08/15/2027 (B)	780,000	799,500
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)	330,000	337,425
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (B)	480,000	482,400
Match Group Holdings II LLC
4.625%, 06/01/2028 (B)	510,000	535,500
5.000%, 12/15/2027 (B)	220,000	232,650
Netflix, Inc.
4.875%, 06/15/2030 (B)	500,000	578,125
5.375%, 11/15/2029 (B)	370,000	441,799
6.375%, 05/15/2029	490,000	614,847
Sprint Capital Corp. 8.750%, 03/15/2032	1,260,000	1,932,053
Sprint Communications, Inc. 11.500%, 11/15/2021	591,000	644,929
Sprint Corp.
7.625%, 02/15/2025	40,000	47,900
7.875%, 09/15/2023	1,470,000	1,694,175
Switch, Ltd. 3.750%, 09/15/2028 (B)	540,000	547,876
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	997,554
Univision Communications, Inc.
5.125%, 02/15/2025 (B)	430,000	432,688
9.500%, 05/01/2025 (B)	650,000	719,875
UPC Holding BV 5.500%, 01/15/2028 (B)	370,000	391,275
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (B)	1,190,000	1,264,081
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (B)	510,000	525,300
		25,759,293
Consumer discretionary – 14.8%
Academy, Ltd. 6.000%, 11/15/2027 (B)	270,000	278,100

25

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027		$670,000	$700,150
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (B)		1,107,348	1,236,077
Boyne USA, Inc. 7.250%, 05/01/2025 (B)		1,130,000	1,191,760
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (B)		390,000	415,931
Carnival Corp. 7.625%, 03/01/2026 (B)		270,000	286,448
Carriage Services, Inc. 6.625%, 06/01/2026 (B)		730,000	772,471
Century Communities, Inc. 5.875%, 07/15/2025		1,040,000	1,084,881
ESH Hospitality, Inc. 4.625%, 10/01/2027 (B)		420,000	426,405
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
Ford Motor Company 9.000%, 04/22/2025		660,000	802,052
Ford Motor Credit Company LLC
3.087%, 01/09/2023		1,250,000	1,254,688
3.096%, 05/04/2023		790,000	795,088
4.000%, 11/13/2030		420,000	424,200
5.125%, 06/16/2025		500,000	539,850
Golden Nugget, Inc. 6.750%, 10/15/2024 (B)		660,000	645,150
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (B)		410,000	434,112
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		240,000	245,549
Installed Building Products, Inc. 5.750%, 02/01/2028 (B)		500,000	530,000
International Game Technology PLC 5.250%, 01/15/2029 (B)		720,000	761,670
IRB Holding Corp. 7.000%, 06/15/2025 (B)		370,000	404,255
Ken Garff Automotive LLC 4.875%, 09/15/2028 (B)		910,000	923,650
L Brands, Inc.
5.250%, 02/01/2028		1,080,000	1,120,500
6.625%, 10/01/2030 (B)		340,000	373,575
6.875%, 07/01/2025 (B)		290,000	313,563
9.375%, 07/01/2025 (B)		370,000	451,400
Lennar Corp.
4.750%, 11/29/2027		150,000	177,938
5.875%, 11/15/2024		640,000	739,200
Levi Strauss & Company 5.000%, 05/01/2025		160,000	164,400
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 2.596%, 07/16/2035 (C)	GBP	380,000	268,944
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (B)		$340,000	348,707
Michaels Stores, Inc. 8.000%, 07/15/2027 (B)(D)		360,000	370,800
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)		630,000	623,700
NCL Corp., Ltd.
3.625%, 12/15/2024 (B)		450,000	401,963
10.250%, 02/01/2026 (B)		720,000	817,200
NCL Corp., Ltd. 12.250%, 05/15/2024 (B)		800,000	948,760
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Peninsula Pacific Entertainment LLC 8.500%, 11/15/2027 (B)	$460,000	$489,325
Sands China, Ltd. 5.400%, 08/08/2028	200,000	228,602
Scientific Games International, Inc. 7.000%, 05/15/2028 (B)	860,000	895,793
Service Corp. International 3.375%, 08/15/2030	120,000	123,000
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (B)	632,000	648,195
Sizzling Platter LLC 8.500%, 11/28/2025 (B)	460,000	477,287
Speedway Motorsports LLC 4.875%, 11/01/2027 (B)	280,000	275,800
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (B)	380,000	370,500
The New Home Company, Inc. 7.250%, 10/15/2025 (B)	370,000	382,025
TopBuild Corp. 5.625%, 05/01/2026 (B)	470,000	485,863
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	570,000	540,075
13.000%, 05/15/2025 (B)	1,000,000	1,175,000
VOC Escrow, Ltd. 5.000%, 02/15/2028 (B)	990,000	960,300
WW International, Inc. 8.625%, 12/01/2025 (B)	900,000	939,226
Wynn Macau, Ltd. 5.125%, 12/15/2029 (B)	300,000	300,750
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (B)	600,000	647,190
		30,212,366
Consumer staples – 2.8%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	582,902
Kraft Heinz Foods Company
5.200%, 07/15/2045	510,000	601,206
5.500%, 06/01/2050 (B)	520,000	643,049
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (B)	360,000	374,400
Primo Water Holdings, Inc. 5.500%, 04/01/2025 (B)	530,000	547,888
Sally Holdings LLC 5.625%, 12/01/2025	980,000	1,004,255
Simmons Foods, Inc. 5.750%, 11/01/2024 (B)	940,000	961,150
SunOpta Foods, Inc. 9.500%, 10/09/2022 (B)	920,000	940,700
		5,655,550
Energy – 9.7%
Antero Midstream Partners LP 5.375%, 09/15/2024	250,000	235,845
Apache Corp.
4.875%, 11/15/2027	310,000	323,795
5.100%, 09/01/2040	360,000	369,450
Berry Petroleum Company LLC 7.000%, 02/15/2026 (B)	390,000	317,023
Blue Racer Midstream LLC 6.625%, 07/15/2026 (B)	1,190,000	1,118,600
Cenovus Energy, Inc.
5.375%, 07/15/2025	290,000	319,803
5.400%, 06/15/2047	60,000	64,036
6.750%, 11/15/2039	140,000	166,500
Cheniere Energy Partners LP 4.500%, 10/01/2029	300,000	312,606

26

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CNX Midstream Partners LP 6.500%, 03/15/2026 (B)		$310,000	$314,650
Comstock Resources, Inc.
7.500%, 05/15/2025 (B)		280,000	279,300
9.750%, 08/15/2026		600,000	634,500
Continental Resources, Inc.
3.800%, 06/01/2024		230,000	232,647
4.375%, 01/15/2028 (D)		460,000	457,893
5.750%, 01/15/2031 (B)		760,000	815,100
DCP Midstream Operating LP
6.450%, 11/03/2036 (B)		310,000	313,100
6.750%, 09/15/2037 (B)		700,000	728,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)		270,000	277,763
5.750%, 01/30/2028 (B)		50,000	53,175
6.625%, 07/15/2025 (B)		350,000	373,058
EQM Midstream Partners LP
5.500%, 07/15/2028		620,000	659,395
6.000%, 07/01/2025 (B)		260,000	276,900
6.500%, 07/01/2027 (B)		240,000	264,600
6.500%, 07/15/2048		250,000	247,500
EQT Corp.
3.900%, 10/01/2027		250,000	247,740
5.000%, 01/15/2029		640,000	675,200
7.875%, 02/01/2025		710,000	812,950
MEG Energy Corp.
7.000%, 03/31/2024 (B)		259,000	260,295
7.125%, 02/01/2027 (B)		930,000	911,400
Murphy Oil Corp. 5.750%, 08/15/2025		590,000	554,600
Occidental Petroleum Corp.
2.700%, 02/15/2023		420,000	404,387
2.900%, 08/15/2024		860,000	801,950
8.875%, 07/15/2030		510,000	575,663
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.671%, 08/15/2022 (C)		110,000	105,088
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	45,900
6.850%, 06/05/2115		580,000	683,820
Range Resources Corp.
5.000%, 03/15/2023		262,000	256,105
9.250%, 02/01/2026 (B)		520,000	539,240
Targa Resources Partners LP 4.875%, 02/01/2031 (B)		610,000	648,888
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	849,996
Vesta Energy Corp. 8.125%, 07/24/2023 (B)	CAD	920,000	283,360
Viper Energy Partners LP 5.375%, 11/01/2027 (B)		$260,000	274,547
Western Midstream Operating LP
3.950%, 06/01/2025		80,000	79,600
4.100%, 02/01/2025		590,000	588,696
5.500%, 08/15/2048		610,000	545,950
WPX Energy, Inc. 8.250%, 08/01/2023		390,000	444,600
			19,745,214
Financials – 8.4%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (B)		1,170,000	1,257,750
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		770,000	907,428
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)	$600,000	$669,000
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (B)(E)	350,000	405,125
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (B)	240,000	248,400
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (B)(E)	370,000	446,313
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (B)(E)	840,000	935,550
DAE Funding LLC
5.000%, 08/01/2024 (B)	230,000	236,325
5.750%, 11/15/2023 (B)	1,030,000	1,060,900
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	680,000	722,500
FirstCash, Inc. 4.625%, 09/01/2028 (B)	710,000	729,525
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (B)	660,000	668,250
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (E)	200,000	217,750
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (B)	530,000	489,588
LD Holdings Group LLC 6.500%, 11/01/2025 (B)	760,000	799,900
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	670,000	697,041
NatWest Markets NV 7.750%, 05/15/2023	520,000	589,421
Navient Corp. 5.000%, 03/15/2027	330,000	328,350
NMI Holdings, Inc. 7.375%, 06/01/2025 (B)	720,000	797,119
Quicken Loans LLC
3.875%, 03/01/2031 (B)	780,000	789,750
5.250%, 01/15/2028 (B)	890,000	943,400
Starwood Property Trust, Inc. 5.500%, 11/01/2023 (B)	330,000	333,300
StoneX Group, Inc. 8.625%, 06/15/2025 (B)	300,000	320,190
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (B)(E)	810,000	887,963
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (B)	790,000	864,732
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (B)	690,000	830,788
		17,176,358
Health care – 9.9%
Air Methods Corp. 8.000%, 05/15/2025 (B)	860,000	718,100
Akumin, Inc. 7.000%, 11/01/2025 (B)	770,000	791,175
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (B)	471,000	522,904

27

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (B)	$930,000	$936,347
6.250%, 02/15/2029 (B)	2,340,000	2,480,400
9.000%, 12/15/2025 (B)	730,000	802,051
Centene Corp.
4.625%, 12/15/2029	960,000	1,052,544
5.375%, 06/01/2026 (B)	570,000	599,213
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/2028 (B)	710,000	734,105
Community Health Systems, Inc.
6.625%, 02/15/2025 (B)	940,000	956,356
8.000%, 03/15/2026 (B)	400,000	420,200
Endo DAC 9.500%, 07/31/2027 (B)	510,000	561,207
Global Medical Response, Inc. 6.500%, 10/01/2025 (B)	400,000	412,000
HCA, Inc. 5.625%, 09/01/2028	1,000,000	1,172,600
HLF Financing Sarl LLC 7.250%, 08/15/2026 (B)	610,000	642,025
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (B)	530,000	532,650
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (B)	660,000	646,800
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)	710,000	766,800
Radiology Partners, Inc. 9.250%, 02/01/2028 (B)	490,000	534,100
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (B)	480,000	527,558
Syneos Health, Inc. 3.625%, 01/15/2029 (B)	590,000	594,425
Tenet Healthcare Corp.
4.625%, 06/15/2028 (B)	790,000	815,675
6.750%, 06/15/2023	550,000	591,525
7.500%, 04/01/2025 (B)	650,000	711,480
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	250,000	266,788
The Providence Service Corp. 5.875%, 11/15/2025 (B)	680,000	721,732
US Renal Care, Inc. 10.625%, 07/15/2027 (B)	750,000	828,750
		20,339,510
Industrials – 10.0%
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (B)	78,825	73,307
Builders FirstSource, Inc. 5.000%, 03/01/2030 (B)	230,000	247,825
BWX Technologies, Inc. 5.375%, 07/15/2026 (B)	560,000	581,700
Clark Equipment Company 5.875%, 06/01/2025 (B)	280,000	295,050
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (B)	460,000	485,300
Delta Air Lines, Inc.
2.900%, 10/28/2024	200,000	191,088
4.750%, 10/20/2028 (B)	440,000	473,651
FXI Holdings, Inc. 7.875%, 11/01/2024 (B)	767,000	768,918
GFL Environmental, Inc.
3.750%, 08/01/2025 (B)	370,000	377,400
8.500%, 05/01/2027 (B)	818,000	903,890
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (B)	$2,663,162	$2,370,481
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (B)	790,000	790,000
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (B)	550,000	596,406
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	100,000	101,464
PM General Purchaser LLC 9.500%, 10/01/2028 (B)	710,000	773,900
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (B)	790,000	857,150
6.250%, 01/15/2028 (B)	1,060,000	1,114,251
Sensata Technologies, Inc. 4.375%, 02/15/2030 (B)	420,000	449,400
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (B)	790,000	811,725
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (B)	970,000	1,078,640
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (B)	830,000	858,013
Standard Industries, Inc. 4.750%, 01/15/2028 (B)	320,000	337,200
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)	110,000	120,450
The Boeing Company 5.150%, 05/01/2030	430,000	504,782
TransDigm, Inc.
6.250%, 03/15/2026 (B)	430,000	455,800
8.000%, 12/15/2025 (B)	370,000	404,225
United Rentals North America, Inc.
5.250%, 01/15/2030	850,000	949,875
5.500%, 05/15/2027	490,000	527,056
Vertical US Newco, Inc. 5.250%, 07/15/2027 (B)	790,000	829,500
Waste Pro USA, Inc. 5.500%, 02/15/2026 (B)	580,000	598,850
XPO CNW, Inc. 6.700%, 05/01/2034	770,000	879,687
XPO Logistics, Inc. 6.250%, 05/01/2025 (B)	540,000	578,475
		20,385,459
Information technology – 4.2%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (B)	600,000	575,250
Amkor Technology, Inc. 6.625%, 09/15/2027 (B)	780,000	846,300
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)	540,000	547,090
CDK Global, Inc. 5.250%, 05/15/2029 (B)	20,000	21,950
CDW LLC 4.250%, 04/01/2028	440,000	458,700
CommScope Technologies LLC 5.000%, 03/15/2027 (B)	250,000	248,750
CommScope, Inc. 8.250%, 03/01/2027 (B)	1,370,000	1,476,175
Entegris, Inc. 4.375%, 04/15/2028 (B)	390,000	412,226
Fair Isaac Corp. 4.000%, 06/15/2028 (B)	220,000	229,834
Gartner, Inc. 3.750%, 10/01/2030 (B)	790,000	821,853

28

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Level 3 Financing, Inc. 5.250%, 03/15/2026	$430,000	$444,538
Microchip Technology, Inc. 4.250%, 09/01/2025 (B)	350,000	366,958
ON Semiconductor Corp. 3.875%, 09/01/2028 (B)	500,000	515,000
Open Text Holdings, Inc. 4.125%, 02/15/2030 (B)	400,000	420,280
Shift4 Payments LLC 4.625%, 11/01/2026 (B)	740,000	768,712
Unisys Corp. 6.875%, 11/01/2027 (B)	450,000	488,385
		8,642,001
Materials – 6.2%
Alcoa Nederland Holding BV 7.000%, 09/30/2026 (B)	280,000	300,034
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (B)	540,000	569,025
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (B)	520,000	542,282
Ball Corp. 2.875%, 08/15/2030	1,050,000	1,044,750
Cascades, Inc. 5.375%, 01/15/2028 (B)	610,000	642,025
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (B)	200,000	204,125
6.875%, 03/01/2026 to 10/15/2027 (B)	1,300,000	1,351,988
7.250%, 04/01/2023 (B)	644,000	659,746
7.500%, 04/01/2025 (B)	246,000	255,533
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (B)	460,000	484,150
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	280,000	310,800
5.450%, 03/15/2043	1,620,000	2,025,000
Greif, Inc. 6.500%, 03/01/2027 (B)	899,000	950,693
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (B)	310,000	333,343
7.625%, 01/15/2025 (B)	390,000	404,625
Mercer International, Inc. 7.375%, 01/15/2025	220,000	227,425
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,539
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	11,400
Olin Corp. 5.000%, 02/01/2030	560,000	582,400
Pactiv LLC 7.950%, 12/15/2025	300,000	334,721
Summit Materials LLC 5.250%, 01/15/2029 (B)	890,000	925,600
Teck Resources, Ltd. 5.200%, 03/01/2042	470,000	523,900
		12,686,104
Real estate – 4.4%
CoreCivic, Inc. 5.000%, 10/15/2022	370,000	363,969
Diversified Healthcare Trust
4.750%, 05/01/2024	300,000	297,750
9.750%, 06/15/2025	680,000	775,200
Five Point Operating Company LP 7.875%, 11/15/2025 (B)	1,240,000	1,302,000
Forestar Group, Inc.
5.000%, 03/01/2028 (B)	700,000	701,750
8.000%, 04/15/2024 (B)	660,000	695,475
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP
4.625%, 08/01/2029	$380,000	$405,202
5.000%, 10/15/2027	600,000	635,286
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (B)	410,000	432,038
Realogy Group LLC 7.625%, 06/15/2025 (B)	670,000	725,757
Service Properties Trust 5.500%, 12/15/2027	430,000	449,088
The GEO Group, Inc. 6.000%, 04/15/2026	1,500,000	1,110,000
The Howard Hughes Corp. 5.375%, 08/01/2028 (B)	410,000	436,736
VICI Properties LP 4.125%, 08/15/2030 (B)	600,000	618,480
		8,948,731
Utilities – 1.1%
Calpine Corp. 5.000%, 02/01/2031 (B)	600,000	632,250
NRG Energy, Inc.
3.375%, 02/15/2029 (B)	200,000	204,250
3.625%, 02/15/2031 (B)	590,000	612,125
Talen Energy Supply LLC
6.625%, 01/15/2028 (B)	510,000	521,475
10.500%, 01/15/2026 (B)	400,000	320,996
		2,291,096
TOTAL CORPORATE BONDS (Cost $166,639,526)		$171,841,682
CONVERTIBLE BONDS – 1.4%
Communication services – 0.6%
DISH Network Corp.
2.375%, 03/15/2024	830,000	786,425
3.375%, 08/15/2026	220,000	219,318
Liberty Broadband Corp. 1.250%, 09/30/2050 (B)	130,000	131,885
		1,137,628
Energy – 0.3%
Cheniere Energy, Inc. 4.250%, 03/15/2045	790,000	591,030
Financials – 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	450,000	422,835
Health care – 0.1%
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/2024 (B)	190,000	181,496
Information technology – 0.2%
Euronet Worldwide, Inc. 0.750%, 03/15/2049	280,000	297,519
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	140,000	142,407
		439,926
TOTAL CONVERTIBLE BONDS (Cost $2,785,347)		$2,772,915
TERM LOANS (F) – 6.1%
Communication services – 0.5%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.720%, 02/10/2027	607,676	600,839

29

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Communication services (continued)
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.146%, 05/01/2026	$442,509	$427,575
		1,028,414
Consumer discretionary – 1.2%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.646%, 04/30/2026	563,843	557,195
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	418,950	418,950
Michaels Stores, Inc., 2020 Term loan B (1 month LIBOR + 3.500%) 4.250%, 10/01/2027	307,689	302,458
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%) 4.250%, 01/26/2023	528,613	497,884
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.143%, 06/19/2026	754,411	680,101
		2,456,588
Energy – 0.0%
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (A)	807,500	38,356
Financials – 0.9%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.646%, 02/15/2027	537,300	525,436
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.149%, 03/18/2027	179,574	175,085
Duff + Phelps Corp., 2020 2nd Lien Term Loan (3 month LIBOR + 8.000%) 9.000%, 04/07/2028	620,000	626,200
Jane Street Group LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.000%) 3.233%, 01/31/2025	414,750	411,536
		1,738,257
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.396%, 02/18/2028	430,000	387,000
Eyecare Partners LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 3.750%) 3.900%, 02/18/2027	9,405	8,999
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.896%, 02/18/2027	467,919	447,700
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.896%, 09/30/2024	819,547	817,195
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.250%) 4.396%, 08/06/2026	764,225	761,038
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.146%, 06/26/2026	619,969	614,234
		3,036,166
Industrials – 1.4%
Delta Air Lines, Inc., 2020 GSR Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	1,306,725	1,319,243
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	$442,000	$448,908
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	480,000	494,184
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	680,000	694,368
		2,956,703
Information technology – 0.4%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.396%, 11/29/2025	809,698	722,097
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	500,500	485,485
TOTAL TERM LOANS (Cost $13,298,662)		$12,462,066
ASSET BACKED SECURITIES – 4.5%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.187%, 10/15/2028 (B)(C)	250,000	239,192
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.287%, 10/15/2030 (B)(C)	250,000	230,168
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 5.974%, 11/20/2028 (B)(C)	500,000	440,052
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.014%, 08/20/2032 (B)(C)	375,000	357,234
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 3.563%, 11/23/2025 (B)(C)	500,000	500,067
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.618%, 04/17/2030 (B)(C)	250,000	225,082
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.868%, 07/20/2028 (B)(C)	250,000	235,454
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.737%, 04/15/2031 (B)(C)	530,000	497,524
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.187%, 04/15/2031 (B)(C)	750,000	684,095
Greywolf CLO IV, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 4.168%, 04/17/2030 (B)(C)	430,000	421,610
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 7.918%, 01/20/2033 (B)(C)	600,000	597,944

30

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Jackson Mill CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 2.800%) 3.037%, 04/15/2027 (B)(C)	$250,000	$226,732
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 5.718%, 10/20/2028 (B)(C)	500,000	447,503
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.068%, 04/19/2030 (B)(C)	1,000,000	931,481
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.016%, 04/22/2030 (B)(C)	250,000	230,628
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 3.814%, 10/30/2030 (B)(C)	1,000,000	948,000
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 3.257%, 07/15/2030 (B)(C)	500,000	457,092
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 3.224%, 10/13/2029 (B)(C)	540,000	514,388
Thayer Park CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.700%) 3.918%, 04/20/2029 (B)(C)	250,000	250,072
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 3.548%, 04/17/2030 (B)(C)	500,000	468,309
Zais CLO 16, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (B)(C)	250,000	252,824
TOTAL ASSET BACKED SECURITIES (Cost $9,486,803)		$9,155,451
COMMON STOCKS – 1.0%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(H)(I)	11	0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (I)	14,839	67,963
Energy – 1.0%
Berry Corp.	211,334	811,523
Hercules Offshore, Inc. (H)(I)	120,022	76,298
KCAD Holdings I, Ltd. (G)(H)(I)	752,218,031	752
MWO Holdings LLC (G)(H)(I)	1,134	110,395
Oasis Petroleum, Inc. (I)	15,376	525,844
Southwestern Energy Company (I)	124,047	385,786
		1,910,598
TOTAL COMMON STOCKS (Cost $23,444,591)		$1,978,561
High Yield Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.6%
Financials – 0.6%
B. Riley Financial, Inc., 6.875%	6,325	$157,999
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (C)	43,100	1,120,169
TOTAL PREFERRED SECURITIES (Cost $1,278,725)		$1,278,168
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.1952% (J)(K)	85,055	851,161
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0125% (J)	824,825	824,825
TOTAL SHORT-TERM INVESTMENTS (Cost $1,676,073)		$1,675,986
Total Investments (High Yield Fund) (Cost $221,491,957) – 99.4%		$202,888,819
Other assets and liabilities, net – 0.6%		1,303,234
TOTAL NET ASSETS – 100.0%		$204,192,053
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,767,646 or 63.6% of the fund's net assets as of 11-30-20.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $833,876.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 11-30-20.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

31

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Mar 2021	$19,632,819	$19,660,875	$28,056
						$28,056
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	615,739	USD	729,616	BNP	1/19/2021	$5,960	—
GBP	587,667	USD	760,509	JPM	1/19/2021	23,481	—
MXN	3,526,523	USD	155,007	BNP	1/19/2021	18,610	—
USD	482,385	CAD	639,606	JPM	1/19/2021	—	$(10,275)
USD	1,026,161	EUR	869,743	BNP	1/19/2021	—	(12,854)
						$48,051	$(23,129)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Occidental Petroleum Corp.	4.009%	810,000	USD	$810,000	1.000%	Quarterly	Dec 2023	$(90,414)	$23,174	$(67,240)
					$810,000				$(90,414)	$23,174	$(67,240)
Centrally cleared	Ford Motor Credit Company LLC	1.807%	643,000	USD	643,000	5.000%	Quarterly	Jun 2023	(34,728)	92,272	57,544
					$643,000				$(34,728)	$92,272	$57,544
					$1,453,000				$(125,142)	$115,446	$(9,696)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.0%
Australia - 4.5%
Afterpay, Ltd. (A)	15,654	$1,090,696
AGL Energy, Ltd.	45,909	453,171
AMP, Ltd.	250,791	314,396
Ampol, Ltd.	18,147	408,143
APA Group	85,832	650,547
Aristocrat Leisure, Ltd.	42,047	991,758
ASX, Ltd.	14,228	804,642
Aurizon Holdings, Ltd.	140,486	437,636
AusNet Services	133,910	182,488
Australia & New Zealand Banking Group, Ltd.	206,987	3,423,760
BHP Group PLC	155,027	3,505,278
BHP Group, Ltd.	215,519	6,010,002
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BlueScope Steel, Ltd.	36,815	$460,644
Brambles, Ltd.	111,076	895,684
CIMIC Group, Ltd. (A)	6,820	128,053
Coca-Cola Amatil, Ltd.	36,853	341,268
Cochlear, Ltd.	4,788	775,893
Coles Group, Ltd.	97,360	1,272,757
Commonwealth Bank of Australia	129,634	7,517,560
Computershare, Ltd.	35,610	373,117
Crown Resorts, Ltd.	27,586	195,471
CSL, Ltd.	33,182	7,266,357
Dexus	79,626	570,493

32

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Evolution Mining, Ltd.	117,526	$428,826
Fortescue Metals Group, Ltd.	124,000	1,651,996
Goodman Group	120,518	1,653,924
Insurance Australia Group, Ltd.	172,136	649,553
Lendlease Corp., Ltd.	48,202	501,468
Macquarie Group, Ltd.	24,771	2,519,046
Magellan Financial Group, Ltd.	9,604	416,733
Medibank Private, Ltd.	204,190	427,221
Mirvac Group	286,995	542,239
National Australia Bank, Ltd.	233,967	3,892,311
Newcrest Mining, Ltd.	58,908	1,166,136
Northern Star Resources, Ltd.	53,888	500,482
Oil Search, Ltd.	143,262	378,451
Orica, Ltd.	29,826	354,227
Origin Energy, Ltd.	128,090	485,532
Qantas Airways, Ltd. (A)	66,987	263,541
QBE Insurance Group, Ltd.	109,898	804,603
Ramsay Health Care, Ltd.	13,361	618,786
REA Group, Ltd.	3,826	407,291
Rio Tinto, Ltd.	27,221	2,030,926
Santos, Ltd.	129,244	577,674
Scentre Group	379,702	776,712
SEEK, Ltd.	24,230	459,995
Sonic Healthcare, Ltd.	33,037	798,617
South32, Ltd.	353,015	622,161
Stockland	174,018	577,940
Suncorp Group, Ltd.	94,681	702,234
Sydney Airport	96,897	478,111
Tabcorp Holdings, Ltd.	160,891	450,435
Telstra Corp., Ltd.	304,980	688,233
The GPT Group	141,930	490,542
TPG Telecom, Ltd. (A)	26,912	151,932
Transurban Group	199,855	2,062,246
Treasury Wine Estates, Ltd.	52,916	332,213
Vicinity Centres	280,663	338,783
Washington H. Soul Pattinson & Company, Ltd.	7,909	168,811
Wesfarmers, Ltd.	82,827	3,001,828
Westpac Banking Corp.	263,587	3,865,382
WiseTech Global, Ltd.	10,670	241,217
Woodside Petroleum, Ltd.	69,117	1,127,398
Woolworths Group, Ltd.	92,181	2,501,534
		78,177,104
Austria - 0.2%
ANDRITZ AG	8,077	340,771
Erste Group Bank AG	31,462	902,729
OMV AG	16,416	549,690
Raiffeisen Bank International AG (A)	16,358	312,116
Verbund AG (B)	7,574	532,308
voestalpine AG	12,849	411,590
		3,049,204
Belgium - 0.4%
Ageas SA/NV	8,766	429,188
Anheuser-Busch InBev SA/NV	35,487	2,365,684
Elia Group SA/NV	1,363	154,066
Etablissements Franz Colruyt NV	2,521	150,256
Galapagos NV (A)	1,963	240,465
Groupe Bruxelles Lambert SA	5,233	510,142
KBC Group NV (A)	11,524	802,204
Proximus SADP	7,007	146,289
Sofina SA	733	232,678
Solvay SA	3,463	395,565
Telenet Group Holding NV	1,955	83,611
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
UCB SA	5,903	$631,695
Umicore SA (B)	9,077	407,169
		6,549,012
Brazil - 1.0%
Ambev SA	315,200	822,506
Atacadao SA	25,700	96,470
B2W Cia Digital (A)	14,800	194,482
B3 SA - Brasil Bolsa Balcao	137,720	1,442,906
Banco Bradesco SA	87,035	351,721
Banco BTG Pactual SA	16,000	236,592
Banco do Brasil SA	57,400	362,781
Banco Santander Brasil SA	27,700	202,422
BB Seguridade Participacoes SA	48,100	256,418
BRF SA (A)	38,100	156,670
CCR SA	79,500	193,504
Centrais Eletricas Brasileiras SA	22,000	127,547
Cia Brasileira de Distribuicao	10,700	138,309
Cia de Saneamento Basico do Estado de Sao Paulo	22,700	188,722
Cia Siderurgica Nacional SA	46,100	202,302
Cielo SA	81,360	53,912
Cogna Educacao (A)	118,300	103,563
Cosan SA	10,500	151,971
CPFL Energia SA	14,800	86,605
Energisa SA	11,600	100,770
Engie Brasil Energia SA	12,725	100,567
Equatorial Energia SA	59,700	242,816
Hapvida Participacoes e Investimentos SA (C)	65,200	175,493
Hypera SA	25,300	151,638
IRB Brasil Resseguros SA	66,300	82,049
JBS SA	72,900	315,010
Klabin SA	45,800	214,407
Localiza Rent a Car SA	40,345	506,214
Lojas Renner SA	52,739	439,836
Magazine Luiza SA	194,600	849,246
Multiplan Empreendimentos Imobiliarios SA	18,900	79,976
Natura & Company Holding SA (A)	59,200	557,037
Notre Dame Intermedica Participacoes SA	32,200	411,711
Petrobras Distribuidora SA	50,200	192,371
Petroleo Brasileiro SA	248,100	1,183,215
Porto Seguro SA	6,900	61,048
Raia Drogasil SA	70,800	341,617
Rumo SA (A)	85,500	302,587
Sul America SA	20,779	166,084
Suzano SA (A)	49,927	526,538
Telefonica Brasil SA	25,100	209,659
TIM SA	56,300	141,764
Ultrapar Participacoes SA	48,000	182,148
Vale SA	246,470	3,588,431
Via Varejo SA (A)	84,900	281,289
WEG SA	56,020	769,289
		17,542,213
Canada - 6.3%
Agnico Eagle Mines, Ltd.	17,656	1,157,082
Air Canada (A)	11,032	209,818
Algonquin Power & Utilities Corp.	44,547	698,030
Alimentation Couche-Tard, Inc., Class B	62,957	2,090,810
AltaGas, Ltd.	21,637	310,552
Atco, Ltd., Class I	6,390	192,089
B2Gold Corp.	76,876	428,569

33

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Bank of Montreal	46,991	$3,376,969
Barrick Gold Corp.	129,526	2,973,104
BCE, Inc.	12,392	537,206
BlackBerry, Ltd. (A)	39,827	234,601
Brookfield Asset Management, Inc., Class A	98,175	3,964,949
CAE, Inc. (B)	19,689	476,344
Cameco Corp. (B)	29,457	294,638
Canadian Apartment Properties REIT (B)	6,494	255,820
Canadian Imperial Bank of Commerce	32,827	2,767,306
Canadian National Railway Company	52,047	5,450,367
Canadian Natural Resources, Ltd.	86,381	1,970,793
Canadian Pacific Railway, Ltd. (B)	9,974	3,222,292
Canadian Tire Corp., Ltd., Class A (B)	4,337	554,256
Canadian Utilities, Ltd., Class A	10,476	261,678
Canopy Growth Corp. (A)(B)	16,682	479,381
CCL Industries, Inc., Class B	11,220	494,693
Cenovus Energy, Inc.	76,872	381,193
CGI, Inc. (A)	16,976	1,253,691
CI Financial Corp.	17,621	230,930
Constellation Software, Inc.	1,475	1,826,606
Cronos Group, Inc. (A)	14,504	130,778
Dollarama, Inc.	21,734	889,643
Emera, Inc. (B)	18,450	765,021
Empire Company, Ltd., Class A	12,997	355,674
Enbridge, Inc.	148,079	4,624,689
Fairfax Financial Holdings, Ltd.	2,032	696,891
First Capital Real Estate Investment Trust	8,820	105,742
First Quantum Minerals, Ltd.	43,173	612,673
Fortis, Inc. (B)	34,769	1,399,916
Franco-Nevada Corp. (B)	13,866	1,845,704
George Weston, Ltd.	5,782	427,896
Gildan Activewear, Inc. (B)	14,863	388,656
Great-West Lifeco, Inc.	23,507	546,813
Hydro One, Ltd. (C)	25,315	590,625
iA Financial Corp., Inc.	8,878	388,767
IGM Financial, Inc. (B)	7,395	195,594
Imperial Oil, Ltd. (B)	19,357	335,062
Intact Financial Corp.	10,656	1,192,123
Inter Pipeline, Ltd.	32,244	321,273
Keyera Corp. (B)	16,503	284,771
Kinross Gold Corp.	92,193	656,645
Kirkland Lake Gold, Ltd.	19,166	785,264
Loblaw Companies, Ltd.	13,682	676,357
Lundin Mining Corp.	50,229	401,461
Magna International, Inc. (B)	21,285	1,305,257
Metro, Inc.	18,980	871,908
National Bank of Canada	24,882	1,378,310
Nutrien, Ltd.	41,860	2,066,086
Onex Corp. (B)	6,535	349,067
Open Text Corp. (B)	20,383	899,790
Pan American Silver Corp. (B)	15,444	454,508
Parkland Corp.	11,095	339,847
Pembina Pipeline Corp.	40,505	1,032,976
Power Corp. of Canada	43,067	969,646
Quebecor, Inc., Class B (B)	13,605	338,789
Restaurant Brands International, Inc.	21,018	1,197,769
RioCan Real Estate Investment Trust (B)	13,423	181,289
Ritchie Bros Auctioneers, Inc.	8,065	580,081
Rogers Communications, Inc., Class B	26,384	1,244,540
Royal Bank of Canada	104,427	8,528,165
Saputo, Inc. (B)	18,553	514,718
Shaw Communications, Inc., Class B	35,437	616,130
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Shopify, Inc., Class A (A)	7,806	$8,401,473
SmartCentres Real Estate Investment Trust	6,622	122,834
SSR Mining, Inc. (A)	16,072	297,506
Sun Life Financial, Inc.	45,161	2,005,417
Suncor Energy, Inc. (B)	111,847	1,788,760
TC Energy Corp.	68,765	3,024,982
Teck Resources, Ltd., Class B	34,617	546,963
TELUS Corp. (B)	32,303	623,077
The Bank of Nova Scotia (B)	89,070	4,334,507
The Toronto-Dominion Bank	132,115	7,047,761
Thomson Reuters Corp.	13,132	1,040,893
TMX Group, Ltd.	4,378	430,788
Wheaton Precious Metals Corp.	32,692	1,261,916
WSP Global, Inc.	8,484	630,078
Yamana Gold, Inc.	70,049	365,698
		109,503,334
Chile - 0.1%
Aguas Andinas SA, Class A	149,015	43,225
Antofagasta PLC	28,765	474,999
Banco de Chile	2,643,037	232,895
Banco de Credito e Inversiones SA	3,063	106,720
Banco Santander Chile	3,632,578	157,246
Cencosud SA	83,220	143,828
Cencosud Shopping SA	31,215	51,984
Cia Cervecerias Unidas SA	8,738	61,851
Colbun SA	457,272	73,243
Empresa Nacional de Telecomunicaciones SA	8,948	54,330
Empresas CMPC SA	65,691	142,346
Empresas COPEC SA	22,629	178,775
Enel Americas SA	1,998,443	289,509
Enel Chile SA	1,567,669	109,358
Falabella SA	43,644	149,558
		2,269,867
China - 8.8%
3SBio, Inc. (A)(B)(C)	81,600	80,806
51job, Inc., ADR (A)	1,700	119,850
AAC Technologies Holdings, Inc.	47,100	262,222
Agile Group Holdings, Ltd.	73,900	106,700
Agricultural Bank of China, Ltd., H Shares	1,795,200	681,627
Air China, Ltd., H Shares	113,300	91,407
Airtac International Group	8,000	233,246
AK Medical Holdings, Ltd. (C)	24,000	37,808
Alibaba Group Holding, Ltd., ADR (A)	121,700	32,050,912
A-Living Smart City Services Company, Ltd. (C)	27,750	116,955
Aluminum Corp. of China, Ltd., H Shares (A)	256,600	101,129
Anhui Conch Cement Company, Ltd., H Shares	79,100	505,597
Anhui Gujing Distillery Company, Ltd., B Shares	6,800	80,482
ANTA Sports Products, Ltd.	69,500	943,113
Autohome, Inc., ADR	3,800	358,796
AviChina Industry & Technology Company, Ltd., H Shares	161,000	98,060
BAIC Motor Corp., Ltd., H Shares (C)	111,500	41,732
Baidu, Inc., ADR (A)	17,700	2,460,123
Bank of China, Ltd., H Shares	5,135,600	1,812,644
Bank of Communications Company, Ltd., H Shares	541,900	299,458

34

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baozun, Inc., ADR (A)	3,700	$137,492
BeiGene, Ltd., ADR (A)	1,100	281,259
Beijing Capital International Airport Company, Ltd., H Shares	122,900	91,874
BEST, Inc., ADR (A)	12,400	36,332
Bilibili, Inc., ADR (A)(B)	7,600	477,736
BYD Company, Ltd., H Shares	41,500	951,162
BYD Electronic International Company, Ltd. (B)	43,900	217,150
CanSino Biologics, Inc., H Shares (A)(C)	4,000	88,005
CGN Power Company, Ltd., H Shares (C)	595,900	127,541
China Aoyuan Group, Ltd.	78,000	81,220
China Cinda Asset Management Company, Ltd., H Shares	609,200	118,627
China CITIC Bank Corp., Ltd., H Shares	560,000	242,223
China Communications Construction Company, Ltd., H Shares	281,500	145,910
China Communications Services Corp., Ltd., H Shares	153,200	81,644
China Conch Venture Holdings, Ltd.	104,300	493,817
China Construction Bank Corp., H Shares	6,233,500	4,872,931
China East Education Holdings, Ltd. (C)	35,000	77,867
China Eastern Airlines Corp., Ltd., H Shares	114,000	51,387
China Everbright Bank Company, Ltd., H Shares	197,000	76,842
China Evergrande Group (B)	120,900	254,941
China Feihe, Ltd. (C)	75,000	179,116
China Galaxy Securities Company, Ltd., H Shares	244,000	157,636
China Hongqiao Group, Ltd.	111,500	97,367
China Huarong Asset Management Company, Ltd., H Shares (C)	680,600	78,024
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (A)(C)	90,400	210,623
China Lesso Group Holdings, Ltd.	70,000	125,124
China Life Insurance Company, Ltd., H Shares	490,200	1,106,243
China Literature, Ltd. (A)(C)	19,600	148,673
China Longyuan Power Group Corp., Ltd., H Shares	205,700	173,784
China Medical System Holdings, Ltd.	88,300	90,160
China Merchants Bank Company, Ltd., H Shares	252,200	1,598,512
China Minsheng Banking Corp., Ltd., H Shares	358,020	197,483
China Molybdenum Company, Ltd., H Shares	213,100	100,068
China National Building Material Company, Ltd., H Shares	251,700	329,987
China Oilfield Services, Ltd., H Shares	111,700	84,380
China Pacific Insurance Group Company, Ltd., H Shares	183,200	696,210
China Petroleum & Chemical Corp., H Shares	1,575,300	707,687
China Railway Construction Corp., Ltd., H Shares	126,500	83,594
China Railway Group, Ltd., H Shares	240,600	118,765
China Railway Signal & Communication Corp., Ltd., H Shares (C)	101,000	35,887
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Reinsurance Group Corp., H Shares	436,000	$46,102
China Resources Pharmaceutical Group, Ltd. (C)	103,600	56,017
China Shenhua Energy Company, Ltd., H Shares	219,500	423,344
China Southern Airlines Company, Ltd., H Shares (A)	108,800	66,802
China Telecom Corp., Ltd., H Shares	867,100	260,932
China Tower Corp., Ltd., H Shares (C)	2,862,000	448,785
China Vanke Company, Ltd., H Shares	109,700	416,657
China Yuhua Education Corp., Ltd. (C)	74,000	69,883
Chongqing Rural Commercial Bank Company, Ltd., H Shares	153,700	65,904
CIFI Holdings Group Company, Ltd.	204,000	176,306
CITIC Securities Company, Ltd., H Shares	143,200	322,082
CITIC, Ltd.	383,600	298,819
CNOOC, Ltd.	1,157,500	1,151,791
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	76,000	33,435
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	167,000	156,345
Country Garden Holdings Company, Ltd.	496,300	654,466
Country Garden Services Holdings Company, Ltd.	89,000	497,286
CRRC Corp., Ltd., H Shares	297,500	119,209
CSPC Pharmaceutical Group, Ltd.	580,096	563,887
Dali Foods Group Company, Ltd. (C)	128,000	79,271
Dongfeng Motor Group Company, Ltd., H Shares	177,300	182,413
ENN Energy Holdings, Ltd.	51,000	672,797
Fosun International, Ltd.	165,500	238,822
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	31,300	149,641
GDS Holdings, Ltd., ADR (A)(B)	5,600	504,168
Genscript Biotech Corp. (A)(B)	66,000	94,777
GF Securities Company, Ltd., H Shares	85,400	119,029
GOME Retail Holdings, Ltd. (A)(B)	612,200	72,589
Great Wall Motor Company, Ltd., H Shares (B)	200,900	406,250
Greentown Service Group Company, Ltd.	92,000	106,774
GSX Techedu, Inc., ADR (A)(B)	5,000	321,450
Guangzhou Automobile Group Company, Ltd., H Shares	189,080	203,334
Guangzhou R&F Properties Company, Ltd., H Shares	108,800	141,974
Guotai Junan Securities Company, Ltd., H Shares (C)	45,600	66,937
Haidilao International Holding, Ltd. (C)	51,000	334,570
Haitian International Holdings, Ltd.	41,400	112,159
Haitong Securities Company, Ltd., H Shares	179,300	154,117
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	76,000	364,677
Hengan International Group Company, Ltd.	42,100	289,562
Hua Hong Semiconductor, Ltd. (A)(C)	30,000	149,103
Huaneng Power International, Inc., H Shares	229,700	89,941
Huatai Securities Company, Ltd., H Shares (C)	102,100	159,513
Huazhu Group, Ltd., ADR	10,300	512,734

35

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
HUYA, Inc., ADR (A)(B)	4,100	$84,829
Industrial & Commercial Bank of China, Ltd., H Shares	3,925,800	2,480,026
Inner Mongolia Yitai Coal Company, Ltd., Class B	67,600	34,380
Innovent Biologics, Inc. (A)(C)	60,500	397,368
iQIYI, Inc., ADR (A)	14,600	326,456
JD.com, Inc., ADR (A)	55,200	4,711,320
Jiangsu Expressway Company, Ltd., H Shares	78,900	88,706
Jiangxi Copper Company, Ltd., H Shares	74,400	121,968
JOYY, Inc., ADR	3,800	338,466
Kaisa Group Holdings, Ltd. (A)	159,000	83,651
KE Holdings, Inc., ADR (A)	5,900	385,447
Kingdee International Software Group Company, Ltd. (A)	151,000	524,289
Kingsoft Corp., Ltd.	53,200	267,016
Koolearn Technology Holding, Ltd. (A)(C)	15,000	61,202
KWG Group Holdings, Ltd.	83,000	113,551
KWG Living Group Holdings, Ltd. (A)	600	464
Legend Holdings Corp., H Shares (C)	37,000	50,379
Lenovo Group, Ltd.	466,000	331,996
Li Ning Company, Ltd.	135,500	732,101
Logan Group Company, Ltd.	90,000	150,666
Longfor Group Holdings, Ltd. (C)	115,900	757,387
Lufax Holding, Ltd., ADR (A)	11,000	181,170
Luye Pharma Group, Ltd. (C)	116,000	67,571
Meituan, Class B (A)	230,800	8,631,093
Microport Scientific Corp.	20,000	85,917
Momo, Inc., ADR	9,900	142,362
NetEase, Inc., ADR	26,600	2,403,842
New China Life Insurance Company, Ltd., H Shares	55,500	233,162
New Oriental Education & Technology Group, Inc., ADR (A)	9,800	1,615,530
NIO, Inc., ADR (A)	69,200	3,496,676
Noah Holdings, Ltd., ADR (A)	2,400	71,040
PetroChina Company, Ltd., H Shares	1,364,700	432,398
PICC Property & Casualty Company, Ltd., H Shares	466,950	385,285
Pinduoduo, Inc., ADR (A)	17,600	2,443,056
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	33,400	408,703
Ping An Insurance Group Company of China, Ltd., H Shares	385,800	4,537,605
Poly Property Services Company, Ltd.	7,400	53,946
Postal Savings Bank of China Company, Ltd., H Shares (C)	653,000	369,099
Seazen Group, Ltd. (A)	142,000	125,670
Semiconductor Manufacturing International Corp. (A)	230,300	636,084
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	160,000	331,628
Shanghai Electric Group Company, Ltd., H Shares (A)	168,000	48,244
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	33,600	140,939
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	65,880	51,282
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	50,000	84,551
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Expressway Company, Ltd., H Shares	46,000	$45,921
Shenzhou International Group Holdings, Ltd.	53,500	899,200
Silergy Corp.	5,000	389,550
SINA Corp. (A)	3,500	151,655
Sino-Ocean Group Holding, Ltd.	189,500	39,761
Sinopec Engineering Group Company, Ltd., H Shares	105,000	46,596
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	209,700	46,464
Sinopharm Group Company, Ltd., H Shares	88,300	218,565
Sinotruk Hong Kong, Ltd.	45,000	112,137
SOHO China, Ltd. (A)	131,700	40,951
Sunac China Holdings, Ltd.	165,300	633,772
Sunny Optical Technology Group Company, Ltd.	46,100	900,498
TAL Education Group, ADR (A)	24,500	1,716,470
Tencent Holdings, Ltd.	371,100	27,052,353
Tencent Music Entertainment Group, ADR (A)	23,800	398,888
The People's Insurance Company Group of China, Ltd., H Shares	556,200	175,893
Tingyi Cayman Islands Holding Corp.	126,700	214,024
Tongcheng-Elong Holdings, Ltd. (A)	55,200	102,843
Topsports International Holdings, Ltd. (C)	80,000	118,767
TravelSky Technology, Ltd., H Shares	60,500	136,903
Trip.com Group, Ltd., ADR (A)	30,800	1,034,572
Tsingtao Brewery Company, Ltd., H Shares	29,000	281,410
Uni-President China Holdings, Ltd.	82,000	73,973
Vipshop Holdings, Ltd., ADR (A)	28,700	732,998
Want Want China Holdings, Ltd.	319,500	217,193
Weibo Corp., ADR (A)	3,580	151,255
Weichai Power Company, Ltd., H Shares	123,000	251,201
WuXi AppTec Company, Ltd., H Shares (C)	17,436	261,077
Wuxi Biologics Cayman, Inc. (A)(C)	198,000	1,933,751
Xiaomi Corp., Class B (A)(C)	681,400	2,326,392
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	48,600	78,192
Xinyi Solar Holdings, Ltd.	262,000	479,854
XPeng, Inc., ADR (A)(B)	6,700	393,692
Yangzijiang Shipbuilding Holdings, Ltd.	172,300	111,964
Yanzhou Coal Mining Company, Ltd., H Shares	92,700	76,540
Yihai International Holding, Ltd. (A)	30,000	351,483
Yum China Holdings, Inc.	25,684	1,448,064
Yuzhou Group Holdings Company, Ltd.	114,000	45,309
Zai Lab, Ltd., ADR (A)	4,400	487,432
Zhaojin Mining Industry Company, Ltd., H Shares	64,500	83,323
Zhejiang Expressway Company, Ltd., H Shares	95,800	68,380
Zhenro Properties Group, Ltd.	94,000	57,961
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	24,400	118,129
Zhongsheng Group Holdings, Ltd.	36,500	274,433
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	35,900	112,983

36

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Company, Ltd., H Shares	363,200	$363,215
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	81,800	85,399
ZTE Corp., H Shares	49,700	127,830
ZTO Express Cayman, Inc., ADR	26,200	739,888
		152,290,229
Colombia - 0.0%
Bancolombia SA	15,226	117,193
Ecopetrol SA	307,988	178,220
Grupo de Inversiones Suramericana SA	15,172	90,283
Interconexion Electrica SA ESP	26,879	169,664
		555,360
Czech Republic - 0.0%
CEZ AS	12,830	271,809
Komercni banka AS (A)	6,036	160,742
Moneta Money Bank AS (A)(C)	40,256	119,598
		552,149
Denmark - 1.8%
A.P. Moller - Maersk A/S, Series A	266	502,231
A.P. Moller - Maersk A/S, Series B	551	1,123,280
Ambu A/S, Class B	13,595	454,647
Carlsberg A/S, Class B	8,601	1,281,118
Chr. Hansen Holding A/S (A)	8,753	850,013
Coloplast A/S, B Shares	9,846	1,471,930
Danske Bank A/S (A)	58,070	956,002
Demant A/S (A)	9,046	341,253
DSV Panalpina A/S	17,282	2,721,337
Genmab A/S (A)	5,436	2,090,528
GN Store Nord A/S	10,678	869,079
H Lundbeck A/S	5,748	175,689
Novo Nordisk A/S, B Shares	143,540	9,620,467
Novozymes A/S, B Shares	17,310	988,651
Orsted A/S (C)	15,770	2,837,445
Pandora A/S	8,347	836,909
Tryg A/S (B)	10,230	296,782
Vestas Wind Systems A/S	16,438	3,350,286
		30,767,647
Finland - 0.8%
Elisa OYJ	10,148	544,521
Fortum OYJ	32,152	736,443
Kone OYJ, B Shares	24,569	2,059,784
Neste OYJ	30,648	2,047,905
Nokia OYJ (A)	411,136	1,639,609
Nordea Bank ABP	237,963	2,033,737
Orion OYJ, Class B	7,567	355,924
Sampo OYJ, A Shares	34,676	1,490,131
Stora Enso OYJ, R Shares	42,202	712,083
UPM-Kymmene OYJ	38,608	1,266,814
Wartsila OYJ ABP	32,365	304,301
		13,191,252
France - 6.9%
Accor SA (A)	13,756	472,332
Aeroports de Paris (B)	2,146	269,957
Air Liquide SA	34,554	5,646,815
Airbus SE (A)(B)	42,963	4,491,667
Alstom SA (A)	18,281	986,017
Amundi SA (A)(C)	4,579	364,178
Arkema SA	5,064	589,736
Atos SE (A)	7,154	653,021
AXA SA	143,624	3,357,846
BioMerieux	3,026	435,351
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA (A)	82,426	$4,195,574
Bollore SA	62,258	241,470
Bouygues SA	16,556	656,564
Bureau Veritas SA (A)	21,201	548,422
Capgemini SE	11,764	1,636,674
Carrefour SA	44,071	721,433
Cie de Saint-Gobain	37,848	1,792,924
Cie Generale des Etablissements Michelin SCA	12,359	1,537,324
CNP Assurances (A)	14,495	229,991
Covivio	3,762	306,595
Credit Agricole SA (A)	85,372	984,957
Danone SA	45,030	2,903,770
Dassault Aviation SA (A)	181	184,999
Dassault Systemes SE	9,590	1,771,157
Edenred	17,613	1,006,495
Eiffage SA (A)	6,168	603,028
Electricite de France SA (A)	45,444	690,561
Engie SA (A)	133,214	1,961,005
EssilorLuxottica SA (A)	20,697	2,991,892
Eurazeo SE (A)	2,826	174,207
Faurecia SE (A)	6,008	297,612
Gecina SA	3,322	505,375
Getlink SE (A)	31,919	528,967
Hermes International (B)	2,304	2,241,689
ICADE	2,121	156,741
Iliad SA	1,076	218,188
Ipsen SA	2,745	263,624
JCDecaux SA (A)	6,114	137,183
Kering SA	5,531	3,993,210
Klepierre SA (B)	14,316	316,240
La Francaise des Jeux SAEM (C)	6,256	261,650
Legrand SA	19,370	1,640,258
L'Oreal SA	18,369	6,761,543
LVMH Moet Hennessy Louis Vuitton SE	20,278	11,647,575
Natixis SA (A)	70,797	217,644
Orange SA	145,435	1,840,922
Orpea SA (A)(B)	3,714	463,709
Pernod Ricard SA (B)	15,483	2,958,559
Peugeot SA (A)	43,042	1,009,819
Publicis Groupe SA	15,847	714,099
Remy Cointreau SA	1,629	290,129
Renault SA (A)	14,006	556,063
Safran SA (A)(B)	23,431	3,415,624
Sanofi	82,587	8,324,657
Sartorius Stedim Biotech (B)	2,019	727,993
Schneider Electric SE	40,395	5,628,043
SCOR SE (A)	11,799	401,449
SEB SA	1,624	287,678
Societe Generale SA (A)	60,008	1,189,821
Sodexo SA	6,470	534,117
Suez SA	24,968	477,608
Teleperformance	4,276	1,421,972
Thales SA	7,746	709,909
TOTAL SE	180,491	7,660,994
Ubisoft Entertainment SA (A)	6,619	627,663
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange)	10,092	710,111
Valeo SA	16,683	643,626
Veolia Environnement SA	39,123	897,445
Vinci SA	37,597	3,819,746
Vivendi SA	60,357	1,809,409
Wendel SE (B)	1,949	220,207

37

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Worldline SA (A)(C)	17,420	$1,612,890
		120,547,723
Germany - 5.4%
adidas AG (A)	13,908	4,438,641
Allianz SE	30,791	7,216,939
BASF SE	67,227	4,914,861
Bayer AG	71,803	4,136,831
Bayerische Motoren Werke AG	24,239	2,103,201
Beiersdorf AG	7,321	819,757
Brenntag AG	11,257	862,040
Carl Zeiss Meditec AG, Bearer Shares	2,931	389,729
Commerzbank AG (A)	72,198	445,640
Continental AG	8,024	1,086,053
Covestro AG (C)	13,518	752,181
Daimler AG	62,638	4,193,688
Delivery Hero SE (A)(B)(C)	9,436	1,147,295
Deutsche Bank AG (A)	144,161	1,598,212
Deutsche Boerse AG	13,949	2,323,510
Deutsche Lufthansa AG (A)(B)	21,752	250,776
Deutsche Post AG	72,233	3,484,388
Deutsche Telekom AG	243,292	4,392,282
Deutsche Wohnen SE	24,889	1,248,272
E.ON SE	163,014	1,763,887
Evonik Industries AG	15,433	465,739
Fraport AG Frankfurt Airport Services Worldwide (A)	3,028	171,713
Fresenius Medical Care AG & Company KGaA	15,579	1,310,715
Fresenius SE & Company KGaA	30,608	1,368,456
GEA Group AG	11,117	380,037
Hannover Rueck SE	4,585	766,235
HeidelbergCement AG	10,932	773,390
Henkel AG & Company KGaA	7,591	732,399
HOCHTIEF AG	1,781	171,392
Infineon Technologies AG	91,699	3,235,223
KION Group AG	4,735	362,885
Knorr-Bremse AG	5,232	669,752
LANXESS AG	6,165	428,903
LEG Immobilien AG	5,011	712,717
Merck KGaA	9,455	1,509,773
METRO AG	12,974	118,952
MTU Aero Engines AG	3,892	916,540
Muenchener Rueckversicherungs-Gesellschaft AG	10,394	2,880,180
Nemetschek SE	4,175	329,688
Puma SE (A)	7,136	707,126
RWE AG	46,871	1,938,691
SAP SE	76,321	9,213,172
Scout24 AG (B)(C)	7,744	590,095
Siemens AG	55,928	7,464,951
Siemens Energy AG (A)	29,245	868,632
Siemens Healthineers AG (C)	19,536	898,044
Symrise AG	9,330	1,169,408
TeamViewer AG (A)(B)(C)	10,904	519,829
Telefonica Deutschland Holding AG	72,982	201,450
thyssenkrupp AG (A)	29,602	197,395
Uniper SE (B)	14,586	493,716
United Internet AG	7,740	308,474
Volkswagen AG	2,318	428,459
Vonovia SE (B)	37,521	2,565,664
Zalando SE (A)(B)(C)	11,074	1,124,863
		93,562,841
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 1.5%
AIA Group, Ltd.	328,800	$3,608,379
Alibaba Health Information Technology, Ltd. (A)	209,100	614,363
Alibaba Pictures Group, Ltd. (A)	755,600	101,447
ASM Pacific Technology, Ltd.	8,300	103,641
Beijing Enterprises Holdings, Ltd.	33,500	108,552
Beijing Enterprises Water Group, Ltd. (A)	308,500	125,006
BOC Hong Kong Holdings, Ltd.	101,500	330,318
Bosideng International Holdings, Ltd.	208,000	91,050
Brilliance China Automotive Holdings, Ltd.	197,500	175,142
Budweiser Brewing Company APAC, Ltd. (C)	46,600	159,978
China Education Group Holdings, Ltd.	48,000	95,863
China Everbright Environment Group, Ltd.	237,200	131,181
China Everbright, Ltd.	67,100	96,785
China Gas Holdings, Ltd.	168,800	620,102
China Jinmao Holdings Group, Ltd. (B)	358,900	184,953
China Mengniu Dairy Company, Ltd. (A)	177,900	894,719
China Merchants Port Holdings Company, Ltd.	88,300	104,669
China Mobile, Ltd.	398,900	2,379,521
China Overseas Land & Investment, Ltd.	251,500	612,349
China Overseas Property Holdings, Ltd.	80,000	52,310
China Power International Development, Ltd.	257,000	51,711
China Resources Beer Holdings Company, Ltd.	95,200	699,950
China Resources Cement Holdings, Ltd.	158,000	196,225
China Resources Gas Group, Ltd.	59,100	284,843
China Resources Land, Ltd.	207,700	898,861
China Resources Power Holdings Company, Ltd.	127,100	134,684
China State Construction International Holdings, Ltd.	131,500	86,988
China Taiping Insurance Holdings Company, Ltd.	111,200	196,637
China Traditional Chinese Medicine Holdings Company, Ltd.	178,000	83,656
China Unicom Hong Kong, Ltd.	401,300	240,856
CK Asset Holdings, Ltd.	71,000	387,970
CK Hutchison Holdings, Ltd.	74,000	536,768
CK Infrastructure Holdings, Ltd.	17,500	89,302
CLP Holdings, Ltd.	43,500	408,638
COSCO SHIPPING Ports, Ltd.	115,700	76,462
Dairy Farm International Holdings, Ltd.	8,800	35,648
Far East Horizon, Ltd.	128,800	137,209
Galaxy Entertainment Group, Ltd.	58,000	440,092
Geely Automobile Holdings, Ltd.	380,300	1,052,073
Guangdong Investment, Ltd.	190,900	316,531
Haier Electronics Group Company, Ltd.	81,700	389,473
Hang Lung Properties, Ltd.	54,000	133,511
Hang Seng Bank, Ltd.	20,400	354,678
Henderson Land Development Company, Ltd.	38,041	159,939
HK Electric Investments & HK Electric Investments, Ltd.	53,000	53,283
HKT Trust & HKT, Ltd.	99,000	129,394
Hong Kong & China Gas Company, Ltd.	280,228	428,728
Hong Kong Exchanges & Clearing, Ltd.	32,800	1,629,076
Hongkong Land Holdings, Ltd.	31,300	127,061

38

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison China MediTech, Ltd., ADR (A)	4,500	$139,500
Jardine Matheson Holdings, Ltd.	5,900	312,080
Jardine Strategic Holdings, Ltd.	6,000	142,683
Kerry Properties, Ltd.	18,000	46,116
Kingboard Holdings, Ltd.	43,200	165,055
Kingboard Laminates Holdings, Ltd.	70,000	112,929
Kunlun Energy Company, Ltd.	256,900	193,816
Lee & Man Paper Manufacturing, Ltd.	85,500	69,522
Link REIT	53,800	470,378
Melco Resorts & Entertainment, Ltd., ADR	5,900	106,967
MTR Corp., Ltd.	40,000	216,537
New World Development Company, Ltd.	39,250	198,862
Nine Dragons Paper Holdings, Ltd.	106,900	140,459
PCCW, Ltd.	94,000	57,044
Power Assets Holdings, Ltd.	36,500	191,477
Shanghai Industrial Holdings, Ltd.	26,900	39,981
Shenzhen International Holdings, Ltd.	68,000	111,973
Shenzhen Investment, Ltd.	192,000	70,273
Shimao Group Holdings, Ltd.	80,900	301,529
Sino Biopharmaceutical, Ltd.	669,350	671,758
Sino Land Company, Ltd.	85,000	116,036
SJM Holdings, Ltd.	51,000	59,618
SSY Group, Ltd. (B)	98,000	59,949
Sun Art Retail Group, Ltd.	153,700	161,226
Sun Hung Kai Properties, Ltd.	35,500	471,881
Swire Pacific, Ltd., Class A	13,500	77,358
Swire Properties, Ltd.	31,600	96,389
Techtronic Industries Company, Ltd.	37,000	472,340
The Bank of East Asia, Ltd.	34,200	75,867
The Wharf Holdings, Ltd.	99,000	244,897
Vinda International Holdings, Ltd.	24,000	68,747
WH Group, Ltd. (C)	260,500	212,222
Wharf Real Estate Investment Company, Ltd.	45,000	209,163
Yuexiu Property Company, Ltd.	422,000	87,719
		26,522,926
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	38,577	257,290
OTP Bank NYRT (A)	21,298	847,644
Richter Gedeon NYRT	13,263	314,309
		1,419,243
Indonesia - 0.4%
Ace Hardware Indonesia Tbk PT	437,300	49,059
Adaro Energy Tbk PT	950,000	93,530
Astra International Tbk PT	1,325,900	496,450
Bank Central Asia Tbk PT	639,600	1,404,782
Bank Mandiri Persero Tbk PT	1,208,200	541,903
Bank Negara Indonesia Persero Tbk PT	499,500	211,820
Bank Rakyat Indonesia Persero Tbk PT	3,600,700	1,041,415
Barito Pacific Tbk PT (A)	1,745,500	129,773
Charoen Pokphand Indonesia Tbk PT	480,200	206,628
Gudang Garam Tbk PT (A)	32,200	96,272
Hanjaya Mandala Sampoerna Tbk PT	614,300	66,276
Indah Kiat Pulp & Paper Corp. Tbk PT	180,500	110,823
Indocement Tunggal Prakarsa Tbk PT	96,900	98,016
Indofood CBP Sukses Makmur Tbk PT	150,200	105,288
Indofood Sukses Makmur Tbk PT	287,600	144,501
Kalbe Farma Tbk PT	1,365,700	145,515
Perusahaan Gas Negara Tbk PT	711,300	69,975
Semen Indonesia Persero Tbk PT	194,500	161,091
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	3,238,300	$740,134
Unilever Indonesia Tbk PT	488,100	266,849
United Tractors Tbk PT	109,000	177,482
XL Axiata Tbk PT	252,000	42,998
		6,400,580
Ireland - 0.7%
AerCap Holdings NV (A)	9,600	352,896
CRH PLC	59,510	2,340,711
DCC PLC	7,194	541,646
Experian PLC	66,509	2,356,416
Flutter Entertainment PLC (A)	11,678	2,166,723
James Hardie Industries PLC, CHESS Depositary Interest (A)	32,360	936,281
Kerry Group PLC, Class A	12,021	1,685,559
Kingspan Group PLC (A)	11,607	1,004,113
Smurfit Kappa Group PLC	17,149	729,621
		12,113,966
Isle of Man - 0.0%
GVC Holdings PLC (A)	42,839	588,644
Israel - 0.5%
Azrieli Group, Ltd.	4,159	254,564
Bank Hapoalim BM (A)	109,883	720,040
Bank Leumi Le-Israel BM	140,939	791,384
Check Point Software Technologies, Ltd. (A)	11,100	1,306,248
CyberArk Software, Ltd. (A)	3,800	436,506
ICL Group, Ltd.	68,237	324,534
Israel Discount Bank, Ltd., Class A	114,937	388,751
Mizrahi Tefahot Bank, Ltd.	13,603	290,580
Nice, Ltd. (A)	6,067	1,475,604
Teva Pharmaceutical Industries, Ltd., ADR (A)	106,600	1,013,766
Wix.com, Ltd. (A)	5,000	1,277,150
		8,279,127
Italy - 1.4%
Assicurazioni Generali SpA	83,740	1,431,477
Atlantia SpA (A)(B)	36,073	660,713
Davide Campari-Milano NV (B)	42,221	491,421
DiaSorin SpA	1,838	387,819
Enel SpA	592,782	5,947,267
Eni SpA	184,616	1,838,364
Ferrari NV	9,161	1,941,037
FinecoBank Banca Fineco SpA (A)	44,129	696,695
Infrastrutture Wireless Italiane SpA (B)(C)	17,241	222,001
Intesa Sanpaolo SpA (A)	1,206,293	2,794,331
Leonardo SpA	30,324	220,128
Mediobanca Banca di Credito Finanziario SpA (A)	45,274	406,159
Moncler SpA (A)	14,083	694,477
Nexi SpA (A)(C)	32,080	605,722
Pirelli & C. SpA (A)(C)	28,522	153,460
Poste Italiane SpA (C)	38,946	400,191
Prysmian SpA	17,501	576,075
Recordati Industria Chimica e Farmaceutica SpA (B)	7,521	402,263
Snam SpA	146,384	826,807
Telecom Italia SpA	616,982	290,770
Telecom Italia SpA, Savings Shares	432,464	221,200
Terna Rete Elettrica Nazionale SpA	100,799	757,133

39

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA (A)	153,825	$1,596,689
		23,562,199
Japan - 18.1%
ABC-Mart, Inc.	2,600	135,362
Acom Company, Ltd.	32,000	153,616
Advantest Corp.	16,200	1,126,424
Aeon Company, Ltd.	53,000	1,574,516
Aeon Mall Company, Ltd.	8,300	132,651
AGC, Inc.	15,700	521,919
Air Water, Inc.	15,000	246,851
Aisin Seiki Company, Ltd.	13,200	390,837
Ajinomoto Company, Inc.	37,800	787,593
Alfresa Holdings Corp.	15,300	305,872
Amada Company, Ltd.	26,400	253,060
ANA Holdings, Inc. (A)(B)	9,200	220,794
Aozora Bank, Ltd.	9,900	178,329
Asahi Group Holdings, Ltd.	37,000	1,421,727
Asahi Intecc Company, Ltd.	15,800	578,857
Asahi Kasei Corp.	102,600	938,014
Astellas Pharma, Inc.	151,400	2,156,473
Bandai Namco Holdings, Inc.	16,200	1,474,332
Benesse Holdings, Inc.	5,600	117,474
Bridgestone Corp.	43,300	1,507,489
Brother Industries, Ltd.	18,300	349,551
Calbee, Inc.	6,900	203,970
Canon, Inc.	81,400	1,441,955
Casio Computer Company, Ltd.	15,800	283,792
Central Japan Railway Company	11,700	1,486,965
Chubu Electric Power Company, Inc.	52,100	626,314
Chugai Pharmaceutical Company, Ltd.	54,600	2,640,854
Coca-Cola Bottlers Japan Holdings, Inc.	9,800	149,791
Concordia Financial Group, Ltd.	85,100	300,570
Cosmos Pharmaceutical Corp.	1,600	276,318
CyberAgent, Inc.	8,200	560,396
Dai Nippon Printing Company, Ltd.	19,800	369,369
Daicel Corp.	19,700	137,854
Daifuku Company, Ltd.	8,200	948,598
Dai-ichi Life Holdings, Inc.	89,100	1,403,740
Daiichi Sankyo Company, Ltd.	138,400	4,900,100
Daikin Industries, Ltd.	20,200	4,575,094
Daito Trust Construction Company, Ltd.	5,300	518,268
Daiwa House Industry Company, Ltd.	46,100	1,408,816
Daiwa House REIT Investment Corp.	156	374,521
Daiwa Securities Group, Inc.	119,200	518,055
Denso Corp.	35,200	1,659,552
Dentsu Group, Inc.	17,600	568,949
Disco Corp.	2,300	732,181
East Japan Railway Company	24,400	1,509,093
Eisai Company, Ltd.	20,500	1,544,957
Electric Power Development Company, Ltd.	11,200	150,322
ENEOS Holdings, Inc.	245,400	838,238
FANUC Corp.	15,600	3,826,529
Fast Retailing Company, Ltd.	4,700	3,850,994
Fuji Electric Company, Ltd.	10,400	368,234
FUJIFILM Holdings Corp.	29,300	1,576,253
Fujitsu, Ltd.	16,000	2,213,410
Fukuoka Financial Group, Inc.	14,000	247,529
GLP J-REIT	294	442,371
GMO Payment Gateway, Inc.	3,300	462,789
Hakuhodo DY Holdings, Inc.	19,000	272,855
Hamamatsu Photonics KK	11,300	634,896
Hankyu Hanshin Holdings, Inc.	18,400	599,432
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hikari Tsushin, Inc.	1,700	$408,051
Hino Motors, Ltd.	23,800	205,486
Hirose Electric Company, Ltd.	2,600	366,756
Hisamitsu Pharmaceutical Company, Inc.	4,100	240,600
Hitachi Construction Machinery Company, Ltd.	8,800	243,075
Hitachi Metals, Ltd.	17,300	252,998
Hitachi, Ltd.	78,900	2,994,553
Honda Motor Company, Ltd.	132,700	3,691,971
Hoshizaki Corp.	4,100	403,972
Hoya Corp.	30,500	4,056,151
Hulic Company, Ltd.	24,400	246,742
Idemitsu Kosan Company, Ltd.	15,197	315,065
Iida Group Holdings Company, Ltd.	12,000	240,477
Inpex Corp.	83,500	462,495
Isetan Mitsukoshi Holdings, Ltd.	26,800	143,842
Isuzu Motors, Ltd.	45,100	438,387
Ito En, Ltd.	4,300	331,452
ITOCHU Corp.	109,600	2,892,265
Itochu Techno-Solutions Corp.	7,700	271,512
Japan Airlines Company, Ltd. (A)	9,000	169,684
Japan Airport Terminal Company, Ltd.	4,100	237,485
Japan Exchange Group, Inc.	41,700	1,031,640
Japan Post Bank Company, Ltd.	31,400	246,016
Japan Post Holdings Company, Ltd.	130,900	968,804
Japan Post Insurance Company, Ltd.	19,200	319,424
Japan Prime Realty Investment Corp.	66	193,360
Japan Real Estate Investment Corp.	106	549,066
Japan Retail Fund Investment Corp.	213	337,677
Japan Tobacco, Inc.	97,400	1,971,589
JFE Holdings, Inc. (A)	39,500	360,415
JGC Holdings Corp.	18,300	162,927
JSR Corp.	16,600	459,625
JTEKT Corp.	16,400	127,118
Kajima Corp.	36,700	481,483
Kakaku.com, Inc.	10,900	304,959
Kamigumi Company, Ltd.	8,000	138,050
Kansai Paint Company, Ltd.	14,400	434,552
Kao Corp.	39,100	2,930,741
Kawasaki Heavy Industries, Ltd. (A)	11,400	164,589
KDDI Corp.	131,200	3,733,477
Keihan Holdings Company, Ltd.	7,700	362,424
Keikyu Corp.	17,600	301,051
Keio Corp.	8,300	588,648
Keisei Electric Railway Company, Ltd.	10,500	351,253
Keyence Corp.	14,800	7,545,978
Kikkoman Corp.	11,800	732,393
Kintetsu Group Holdings Company, Ltd.	13,800	611,218
Kirin Holdings Company, Ltd.	66,800	1,450,404
Kobayashi Pharmaceutical Company, Ltd.	4,000	480,367
Kobe Bussan Company, Ltd. (B)	10,000	350,330
Koito Manufacturing Company, Ltd.	8,500	509,316
Komatsu, Ltd.	71,400	1,741,294
Konami Holdings Corp.	7,600	396,082
Kose Corp.	2,700	411,850
Kubota Corp.	84,400	1,666,984
Kuraray Company, Ltd.	26,200	259,641
Kurita Water Industries, Ltd.	8,000	295,156
Kyocera Corp.	26,200	1,491,900
Kyowa Kirin Company, Ltd.	22,000	596,357
Kyushu Electric Power Company, Inc.	30,300	255,302
Kyushu Railway Company	11,900	250,229
Lasertec Corp.	6,100	641,308

40

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Lawson, Inc.	3,900	$176,833
LINE Corp. (A)	2,600	133,978
Lion Corp.	18,100	428,909
LIXIL Group Corp.	21,600	516,883
M3, Inc.	35,900	3,303,581
Makita Corp.	18,200	939,496
Marubeni Corp.	134,100	779,093
Marui Group Company, Ltd.	15,400	280,700
Maruichi Steel Tube, Ltd.	4,500	94,603
Mazda Motor Corp.	45,600	269,428
McDonald's Holdings Company Japan, Ltd. (B)	5,200	252,226
Mebuki Financial Group, Inc.	76,100	155,853
Medipal Holdings Corp.	14,800	277,560
MEIJI Holdings Company, Ltd.	9,200	651,099
Mercari, Inc. (A)	7,000	319,671
MINEBEA MITSUMI, Inc.	29,700	616,440
MISUMI Group, Inc.	23,000	721,428
Mitsubishi Chemical Holdings Corp.	104,100	573,107
Mitsubishi Corp.	108,600	2,523,126
Mitsubishi Electric Corp.	148,500	2,175,708
Mitsubishi Estate Company, Ltd.	96,300	1,656,762
Mitsubishi Gas Chemical Company, Inc.	13,100	277,275
Mitsubishi Heavy Industries, Ltd.	26,000	583,831
Mitsubishi Materials Corp.	8,600	162,596
Mitsubishi Motors Corp. (A)	51,900	93,378
Mitsubishi UFJ Financial Group, Inc.	992,500	4,235,312
Mitsubishi UFJ Lease & Finance Company, Ltd.	33,200	152,323
Mitsui & Company, Ltd.	132,500	2,251,316
Mitsui Chemicals, Inc.	15,100	422,144
Mitsui Fudosan Company, Ltd.	75,800	1,581,273
Miura Company, Ltd.	7,100	373,850
Mizuho Financial Group, Inc.	196,190	2,485,639
MonotaRO Company, Ltd.	10,200	620,434
MS&AD Insurance Group Holdings, Inc.	37,300	1,085,107
Murata Manufacturing Company, Ltd.	46,700	4,071,830
Nabtesco Corp.	9,200	377,537
Nagoya Railroad Company, Ltd.	14,800	407,088
NEC Corp.	20,100	1,082,927
Nexon Company, Ltd.	39,500	1,191,312
NGK Insulators, Ltd.	21,100	335,287
NGK Spark Plug Company, Ltd.	12,500	226,071
NH Foods, Ltd.	6,700	285,342
Nidec Corp.	36,400	4,616,527
Nihon M&A Center, Inc.	12,200	852,459
Nikon Corp.	24,200	150,038
Nintendo Company, Ltd.	9,100	5,163,179
Nippon Building Fund, Inc.	119	655,844
Nippon Express Company, Ltd.	5,800	386,513
Nippon Paint Holdings Company, Ltd.	11,900	1,524,710
Nippon Prologis REIT, Inc. (B)	168	526,532
Nippon Sanso Holdings Corp.	12,400	206,035
Nippon Shinyaku Company, Ltd.	3,700	265,268
Nippon Steel Corp. (A)	65,400	796,080
Nippon Telegraph & Telephone Corp.	104,700	2,476,183
Nippon Yusen KK	12,500	271,519
Nissan Chemical Corp.	10,100	602,474
Nissan Motor Company, Ltd. (A)	187,400	886,963
Nisshin Seifun Group, Inc.	16,000	259,724
Nissin Foods Holdings Company, Ltd.	5,100	420,923
Nitori Holdings Company, Ltd.	6,500	1,382,009
Nitto Denko Corp.	13,000	1,071,905
Nomura Holdings, Inc.	258,500	1,296,859
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Holdings, Inc.	9,700	$208,494
Nomura Real Estate Master Fund, Inc.	344	446,520
Nomura Research Institute, Ltd.	26,000	879,176
NSK, Ltd.	29,300	236,628
NTT Data Corp.	51,300	681,199
NTT DOCOMO, Inc.	26	967
Obayashi Corp.	53,500	470,916
Obic Company, Ltd.	5,600	1,259,219
Odakyu Electric Railway Company, Ltd.	23,800	720,462
Oji Holdings Corp.	70,100	317,705
Olympus Corp.	94,800	2,046,305
Omron Corp.	15,100	1,356,002
Ono Pharmaceutical Company, Ltd.	30,100	953,227
Oracle Corp. Japan	3,100	343,800
Oriental Land Company, Ltd.	16,200	2,751,651
ORIX Corp.	108,100	1,600,029
Orix JREIT, Inc.	212	315,889
Osaka Gas Company, Ltd.	30,000	575,630
Otsuka Corp.	8,400	407,344
Otsuka Holdings Company, Ltd.	31,800	1,289,490
Pan Pacific International Holdings Corp.	33,300	785,695
Panasonic Corp.	179,800	1,906,877
Park24 Company, Ltd. (A)	8,800	130,590
PeptiDream, Inc. (A)	7,600	386,437
Persol Holdings Company, Ltd.	14,500	264,517
Pigeon Corp.	9,400	419,487
Pola Orbis Holdings, Inc.	7,400	147,628
Rakuten, Inc.	69,800	780,104
Recruit Holdings Company, Ltd.	103,400	4,334,644
Renesas Electronics Corp. (A)	63,100	559,168
Resona Holdings, Inc.	172,000	599,527
Ricoh Company, Ltd.	54,800	364,950
Rinnai Corp.	2,900	338,349
Rohm Company, Ltd.	7,200	598,694
Ryohin Keikaku Company, Ltd.	19,400	398,120
Santen Pharmaceutical Company, Ltd.	29,200	485,533
SBI Holdings, Inc.	19,500	526,059
SCSK Corp.	4,200	251,070
Secom Company, Ltd.	17,000	1,696,475
Sega Sammy Holdings, Inc.	13,800	193,494
Seibu Holdings, Inc.	16,600	164,243
Seiko Epson Corp.	22,900	341,236
Sekisui Chemical Company, Ltd.	29,300	505,082
Sekisui House, Ltd.	50,100	898,351
Seven & i Holdings Company, Ltd.	61,300	1,933,285
Seven Bank, Ltd.	47,600	104,251
SG Holdings Company, Ltd.	26,000	777,925
Sharp Corp.	17,300	231,306
Shimadzu Corp.	18,000	648,546
Shimamura Company, Ltd.	1,800	185,463
Shimano, Inc.	6,000	1,419,375
Shimizu Corp.	45,200	341,834
Shin-Etsu Chemical Company, Ltd.	28,900	4,734,576
Shinsei Bank, Ltd.	13,000	153,640
Shionogi & Company, Ltd.	21,600	1,156,193
Shiseido Company, Ltd.	32,500	2,293,351
Showa Denko KK	11,000	203,547
SMC Corp.	4,700	2,989,451
Softbank Corp.	232,900	2,869,531
SoftBank Group Corp.	127,500	8,786,832
Sohgo Security Services Company, Ltd.	5,700	305,301
Sompo Holdings, Inc.	27,900	1,065,164
Sony Corp.	102,500	9,551,511
Square Enix Holdings Company, Ltd.	7,500	458,630

41

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Stanley Electric Company, Ltd.	10,700	$313,641
Subaru Corp.	50,000	992,115
SUMCO Corp.	21,400	432,728
Sumitomo Chemical Company, Ltd.	122,800	433,837
Sumitomo Corp.	96,200	1,176,848
Sumitomo Dainippon Pharma Company, Ltd.	14,700	185,377
Sumitomo Electric Industries, Ltd.	61,500	701,045
Sumitomo Heavy Industries, Ltd.	9,300	201,058
Sumitomo Metal Mining Company, Ltd.	18,900	701,719
Sumitomo Mitsui Financial Group, Inc.	105,800	3,042,022
Sumitomo Mitsui Trust Holdings, Inc.	27,300	792,047
Sumitomo Realty & Development Company, Ltd.	25,300	823,028
Sumitomo Rubber Industries, Ltd.	13,600	120,038
Sundrug Company, Ltd.	5,800	243,139
Suntory Beverage & Food, Ltd.	11,200	409,004
Suzuken Company, Ltd.	5,400	206,026
Suzuki Motor Corp.	29,900	1,603,480
Sysmex Corp.	13,600	1,423,820
T&D Holdings, Inc.	46,300	539,012
Taiheiyo Cement Corp.	10,000	267,638
Taisei Corp.	15,600	548,806
Taisho Pharmaceutical Holdings Company, Ltd.	2,700	171,436
Takeda Pharmaceutical Company, Ltd.	128,096	4,582,231
TDK Corp.	10,600	1,488,719
Teijin, Ltd.	14,500	247,256
Terumo Corp.	52,500	2,083,240
The Bank of Kyoto, Ltd.	4,700	233,570
The Chiba Bank, Ltd.	44,000	247,883
The Chugoku Electric Power Company, Inc.	22,700	288,132
The Kansai Electric Power Company, Inc.	57,100	521,129
The Shizuoka Bank, Ltd.	33,600	237,436
The Yokohama Rubber Company, Ltd.	9,700	140,898
THK Company, Ltd.	9,800	302,418
TIS, Inc.	18,200	361,443
Tobu Railway Company, Ltd.	15,200	455,372
Toho Company, Ltd.	9,000	379,905
Toho Gas Company, Ltd.	6,000	393,520
Tohoku Electric Power Company, Inc.	33,800	282,924
Tokio Marine Holdings, Inc.	52,000	2,574,913
Tokyo Century Corp.	3,500	230,503
Tokyo Electric Power Company Holdings, Inc. (A)	117,600	306,087
Tokyo Electron, Ltd.	12,200	4,146,217
Tokyo Gas Company, Ltd.	30,400	681,232
Tokyu Corp.	40,200	486,872
Tokyu Fudosan Holdings Corp.	50,500	243,748
Toppan Printing Company, Ltd.	21,400	291,349
Toray Industries, Inc.	113,700	613,545
Toshiba Corp.	31,400	876,644
Tosoh Corp.	21,800	341,421
TOTO, Ltd.	11,500	650,347
Toyo Suisan Kaisha, Ltd.	7,200	354,138
Toyoda Gosei Company, Ltd.	5,100	138,193
Toyota Industries Corp.	11,900	857,575
Toyota Motor Corp.	172,400	11,635,335
Toyota Tsusho Corp.	17,400	599,674
Trend Micro, Inc.	10,800	584,586
Tsuruha Holdings, Inc.	3,000	439,937
Unicharm Corp.	32,800	1,593,217
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
United Urban Investment Corp. (B)	241	$271,453
USS Company, Ltd.	17,700	369,109
Welcia Holdings Company, Ltd.	7,600	306,300
West Japan Railway Company	13,100	596,574
Yakult Honsha Company, Ltd.	10,400	493,936
Yamada Holdings Company, Ltd.	58,500	277,492
Yamaha Corp.	10,900	619,996
Yamaha Motor Company, Ltd.	23,100	442,846
Yamato Holdings Company, Ltd.	25,100	632,809
Yamazaki Baking Company, Ltd.	9,700	160,938
Yaskawa Electric Corp.	19,500	935,586
Yokogawa Electric Corp.	18,700	329,467
Z Holdings Corp.	215,600	1,359,584
ZOZO, Inc.	8,900	221,794
		313,357,833
Jordan - 0.0%
Hikma Pharmaceuticals PLC	12,636	436,476
Luxembourg - 0.2%
ArcelorMittal SA (A)(B)	52,431	953,378
Aroundtown SA (A)	73,176	506,454
Eurofins Scientific SE (A)	9,612	786,282
Reinet Investments SCA	9,572	169,235
SES SA	28,026	253,459
Tenaris SA (B)	34,560	268,286
		2,937,094
Macau - 0.0%
Sands China, Ltd.	64,800	264,846
Wynn Macau, Ltd. (A)	40,000	68,165
		333,011
Malaysia - 0.4%
AMMB Holdings BHD	93,400	76,041
Axiata Group BHD	153,800	133,833
Carlsberg Brewery Malaysia BHD	8,600	40,467
CIMB Group Holdings BHD	361,500	321,189
Dialog Group BHD	215,700	189,589
DiGi.Com BHD	166,900	163,370
Fraser & Neave Holdings BHD	7,600	60,559
Gamuda BHD	98,900	86,508
Genting BHD	121,900	121,062
Genting Malaysia BHD	167,800	100,517
Genting Plantations BHD	13,800	32,050
HAP Seng Consolidated BHD	36,100	72,943
Hartalega Holdings BHD	95,200	336,110
Hong Leong Bank BHD	37,900	159,607
Hong Leong Financial Group BHD	13,500	54,340
IHH Healthcare BHD	122,100	168,148
IOI Corp. BHD	138,800	148,985
Kossan Rubber Industries	72,900	112,134
Kuala Lumpur Kepong BHD	24,300	139,615
Malayan Banking BHD	215,600	417,937
Malaysia Airports Holdings BHD	59,600	76,347
Maxis BHD	128,200	153,999
MISC BHD	74,300	123,494
Nestle Malaysia BHD	3,400	111,752
Petronas Chemicals Group BHD	136,700	215,637
Petronas Dagangan BHD	16,100	81,822
Petronas Gas BHD	43,100	192,200
PPB Group BHD	36,000	164,292
Press Metal Aluminium Holdings BHD	79,300	136,108
Public Bank BHD	163,800	697,000
QL Resources BHD	59,050	92,196
RHB Bank BHD	86,300	108,817

42

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby BHD	157,200	$89,113
Sime Darby Plantation BHD	115,200	138,367
Supermax Corp. BHD (A)	84,800	191,031
Telekom Malaysia BHD	63,100	78,087
Tenaga Nasional BHD	126,700	312,423
Top Glove Corp. BHD	263,500	460,859
Westports Holdings BHD	45,600	48,102
YTL Corp. BHD (A)	176,987	28,069
		6,434,719
Mexico - 0.6%
Alfa SAB de CV, Class A (B)	241,200	189,401
America Movil SAB de CV, Series L (B)	2,726,200	2,035,520
Arca Continental SAB de CV	35,200	172,932
Becle SAB de CV	44,800	104,783
Cemex SAB de CV	1,226,048	561,148
Coca-Cola Femsa SAB de CV (B)	43,270	194,702
Fibra Uno Administracion SA de CV	253,200	252,696
Fomento Economico Mexicano SAB de CV (B)	157,800	1,139,956
Gruma SAB de CV, Class B (B)	17,910	197,965
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	30,900	316,748
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	16,825	250,665
Grupo Bimbo SAB de CV, Series A (B)	128,900	272,785
Grupo Carso SAB de CV, Series A1	37,400	85,310
Grupo Financiero Banorte SAB de CV, Series O (A)	210,200	1,046,619
Grupo Financiero Inbursa SAB de CV, Series O (A)	186,600	181,889
Grupo Mexico SAB de CV, Series B (B)	252,400	917,920
Grupo Televisa SAB (A)	196,400	315,733
Industrias Penoles SAB de CV	10,985	160,555
Infraestructura Energetica Nova SAB de CV (A)(B)	42,600	151,828
Kimberly-Clark de Mexico SAB de CV, Class A	122,400	194,045
Megacable Holdings SAB de CV	24,900	90,802
Orbia Advance Corp. SAB de CV (B)	85,335	176,115
Promotora y Operadora de Infraestructura SAB de CV (B)	18,320	146,567
Wal-Mart de Mexico SAB de CV	423,700	1,115,317
		10,272,001
Netherlands - 3.0%
ABN AMRO Bank NV, GDR (A)(C)	31,003	317,387
Adyen NV (A)(B)(C)	1,325	2,530,948
Aegon NV	136,755	505,896
Akzo Nobel NV	14,168	1,500,254
Altice Europe NV (A)(B)	45,577	239,765
Argenx SE (A)	2,063	590,909
ASML Holding NV	31,144	13,531,542
EXOR NV	8,053	563,301
Heineken Holding NV	8,378	771,886
Heineken NV	18,955	1,998,315
ING Groep NV (A)	285,566	2,777,613
Just Eat Takeaway.com NV (A)(B)(C)	9,233	982,592
Koninklijke Ahold Delhaize NV	80,277	2,295,219
Koninklijke DSM NV	12,600	2,057,419
Koninklijke KPN NV	260,535	775,158
Koninklijke Philips NV (A)	66,926	3,448,917
Koninklijke Vopak NV	4,996	261,974
NN Group NV	21,700	877,002
Prosus NV (A)	35,667	3,866,247
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
QIAGEN NV (A)	16,618	$800,862
Randstad NV (A)	8,698	537,956
Royal Dutch Shell PLC, A Shares	300,701	5,041,082
Royal Dutch Shell PLC, B Shares	272,209	4,371,829
Wolters Kluwer NV	19,828	1,659,967
		52,304,040
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	55,396	572,812
Auckland International Airport, Ltd. (A)	94,282	514,648
Fisher & Paykel Healthcare Corp., Ltd.	43,055	1,084,217
Mercury NZ, Ltd.	51,375	216,101
Meridian Energy, Ltd.	96,271	434,285
Ryman Healthcare, Ltd.	30,320	313,211
Spark New Zealand, Ltd.	137,963	441,117
		3,576,391
Norway - 0.3%
Adevinta ASA (A)	17,270	283,067
DNB ASA	68,555	1,236,131
Equinor ASA	71,590	1,114,450
Gjensidige Forsikring ASA	14,797	322,187
Mowi ASA	31,512	639,014
Norsk Hydro ASA (B)	96,601	391,162
Orkla ASA	53,948	516,383
Schibsted ASA, B Shares (A)	7,042	256,109
Telenor ASA	51,590	877,390
Yara International ASA	12,699	514,737
		6,150,630
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	20,200	224,220
Credicorp, Ltd.	6,453	993,181
Southern Copper Corp.	8,100	480,897
		1,698,298
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	105,230	92,566
Aboitiz Power Corp.	76,500	40,825
Ayala Corp.	15,150	260,360
Ayala Land, Inc.	435,080	344,054
Bank of the Philippine Islands	49,590	85,936
BDO Unibank, Inc.	104,200	224,159
Globe Telecom, Inc.	1,770	71,630
GT Capital Holdings, Inc.	5,203	62,740
International Container Terminal Services, Inc.	53,290	129,710
JG Summit Holdings, Inc.	161,592	220,165
Jollibee Foods Corp.	23,550	92,599
Manila Electric Company	11,870	69,400
Megaworld Corp. (A)	631,500	50,389
Metro Pacific Investments Corp.	744,700	63,416
Metropolitan Bank & Trust Company	99,159	99,038
PLDT, Inc.	4,645	126,940
Puregold Price Club, Inc.	55,310	48,477
Robinsons Land Corp.	112,600	39,053
SM Investments Corp.	12,935	261,327
SM Prime Holdings, Inc.	541,600	406,049
Universal Robina Corp.	47,240	139,747
		2,928,580
Poland - 0.2%
Allegro.eu SA (A)(C)	18,787	385,761
Bank Polska Kasa Opieki SA (A)	13,559	205,231
CD Projekt SA (A)	4,905	509,357
Cyfrowy Polsat SA	20,257	144,280

43

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Dino Polska SA (A)(C)	3,569	$240,405
Grupa Lotos SA	6,446	59,293
KGHM Polska Miedz SA (A)	10,308	410,401
LPP SA (A)	94	172,636
mBank SA (A)	1,125	45,202
Orange Polska SA (A)	46,485	78,200
PGE Polska Grupa Energetyczna SA (A)	61,362	94,223
Polski Koncern Naftowy ORLEN SA	21,962	324,329
Polskie Gornictwo Naftowe i Gazownictwo SA (B)	127,529	162,807
Powszechna Kasa Oszczednosci Bank Polski SA (A)	64,034	450,559
Powszechny Zaklad Ubezpieczen SA (A)	46,104	309,276
Santander Bank Polska SA (A)	2,584	120,213
		3,712,173
Portugal - 0.1%
EDP - Energias de Portugal SA	213,911	1,143,409
Galp Energia SGPS SA	38,564	413,744
Jeronimo Martins SGPS SA	18,893	323,722
		1,880,875
Romania - 0.0%
NEPI Rockcastle PLC	25,962	131,313
Singapore - 0.6%
Ascendas Real Estate Investment Trust	203,900	450,272
BOC Aviation, Ltd. (C)	13,800	122,923
CapitaLand Integrated Commercial Trust	289,536	417,147
CapitaLand, Ltd.	164,500	380,821
City Developments, Ltd.	29,300	168,637
DBS Group Holdings, Ltd.	114,900	2,143,527
Genting Singapore, Ltd.	393,000	240,893
Jardine Cycle & Carriage, Ltd.	6,600	94,927
Keppel Corp., Ltd.	94,000	351,282
Mapletree Commercial Trust	135,300	204,479
Mapletree Logistics Trust	181,300	265,270
Oversea-Chinese Banking Corp., Ltd.	214,700	1,600,702
Singapore Airlines, Ltd. (A)	84,600	272,062
Singapore Exchange, Ltd.	51,700	340,889
Singapore Technologies Engineering, Ltd.	98,200	280,437
Singapore Telecommunications, Ltd.	523,560	927,868
Suntec Real Estate Investment Trust	120,600	134,883
United Overseas Bank, Ltd.	75,800	1,260,741
UOL Group, Ltd.	29,600	161,178
Venture Corp., Ltd.	17,700	247,044
Wilmar International, Ltd.	124,300	386,934
		10,452,916
South Africa - 0.9%
Absa Group, Ltd.	46,321	327,601
Anglo American Platinum, Ltd.	3,383	245,388
AngloGold Ashanti, Ltd.	26,209	562,057
Aspen Pharmacare Holdings, Ltd. (A)	24,857	197,412
Bid Corp., Ltd.	21,356	383,407
Capitec Bank Holdings, Ltd. (A)	4,382	365,923
Clicks Group, Ltd.	15,612	235,732
Discovery, Ltd.	26,449	209,508
Exxaro Resources, Ltd.	16,179	123,781
FirstRand, Ltd.	305,671	896,493
Gold Fields, Ltd.	55,706	483,031
Growthpoint Properties, Ltd. (B)	208,362	159,998
Harmony Gold Mining Company, Ltd. (A)	33,959	140,252
Impala Platinum Holdings, Ltd.	51,035	533,992
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Kumba Iron Ore, Ltd.	4,147	$140,947
Life Healthcare Group Holdings, Ltd.	87,739	89,222
Momentum Metropolitan Holdings	71,720	71,596
Mr. Price Group, Ltd.	16,128	168,624
MTN Group, Ltd.	108,784	467,153
MultiChoice Group	28,120	235,072
Naspers, Ltd., N Shares	27,832	5,595,261
Nedbank Group, Ltd.	24,595	193,872
Northam Platinum, Ltd. (A)	22,483	255,318
Old Mutual, Ltd.	313,685	235,614
Pepkor Holdings, Ltd. (C)	54,911	48,310
Rand Merchant Investment Holdings, Ltd.	53,863	105,465
Remgro, Ltd.	33,164	195,838
Sanlam, Ltd.	115,797	412,522
Sasol, Ltd. (A)	36,224	281,126
Shoprite Holdings, Ltd.	31,869	263,555
Sibanye Stillwater, Ltd.	144,769	482,364
Standard Bank Group, Ltd.	82,292	643,135
The Bidvest Group, Ltd.	18,111	189,865
The SPAR Group, Ltd.	11,969	146,867
Tiger Brands, Ltd.	10,210	129,347
Vodacom Group, Ltd.	40,727	323,216
Woolworths Holdings, Ltd.	61,720	138,999
		15,677,863
South Korea - 3.5%
Alteogen, Inc. (A)	1,285	187,120
Amorepacific Corp.	2,247	362,823
AMOREPACIFIC Group	2,082	98,734
BGF retail Company, Ltd.	560	63,597
BNK Financial Group, Inc.	21,371	108,725
Celltrion Healthcare Company, Ltd. (A)	4,775	526,904
Celltrion Pharm, Inc. (A)	1,150	196,677
Celltrion, Inc. (A)	6,598	2,029,646
Cheil Worldwide, Inc.	4,998	93,799
CJ CheilJedang Corp.	596	194,982
CJ Corp.	1,176	84,011
CJ ENM Company, Ltd.	776	93,422
CJ Logistics Corp. (A)	634	95,109
Coway Company, Ltd. (A)	3,381	212,507
Daelim Industrial Company, Ltd.	2,040	147,642
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,713	66,311
DB Insurance Company, Ltd.	3,724	148,074
Doosan Bobcat, Inc.	3,678	100,303
Douzone Bizon Company, Ltd.	1,354	129,274
E-MART, Inc.	1,393	193,707
Fila Holdings Corp.	3,494	130,200
GS Engineering & Construction Corp.	4,499	128,841
GS Holdings Corp.	3,651	115,381
GS Retail Company, Ltd.	1,942	59,191
Hana Financial Group, Inc.	21,254	645,989
Hankook Tire & Technology Company, Ltd.	5,361	158,689
Hanmi Pharm Company, Ltd.	461	149,685
Hanon Systems	13,000	177,220
HLB, Inc. (A)	3,105	255,318
Hotel Shilla Company, Ltd.	2,204	158,566
Hyundai Engineering & Construction Company, Ltd.	5,737	173,991
Hyundai Glovis Company, Ltd.	1,336	215,220
Hyundai Heavy Industries Holdings Company, Ltd.	681	171,634

44

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Marine & Fire Insurance Company, Ltd.	4,747	$95,818
Hyundai Mobis Company, Ltd.	4,682	1,033,547
Hyundai Motor Company	10,501	1,725,293
Hyundai Steel Company	6,219	178,817
Industrial Bank of Korea	19,760	165,683
Kakao Corp.	3,956	1,318,450
Kangwon Land, Inc.	7,620	154,598
KB Financial Group, Inc.	27,858	1,151,654
Kia Motors Corp.	18,495	967,367
KMW Company, Ltd. (A)	1,827	121,356
Korea Aerospace Industries, Ltd.	5,197	108,913
Korea Electric Power Corp. (A)	18,077	350,011
Korea Gas Corp.	2,036	52,051
Korea Investment Holdings Company, Ltd.	3,082	206,309
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,766	257,424
Korea Zinc Company, Ltd.	606	208,291
Korean Air Lines Company, Ltd. (A)	5,630	129,539
KT&G Corp.	8,200	611,908
Kumho Petrochemical Company, Ltd.	1,328	167,082
LG Chem, Ltd.	3,211	2,333,119
LG Corp.	6,795	433,420
LG Display Company, Ltd. (A)	16,334	225,135
LG Electronics, Inc.	7,511	580,622
LG Household & Health Care, Ltd.	656	896,708
LG Innotek Company, Ltd.	1,027	144,246
LG Uplus Corp.	15,346	165,722
Lotte Chemical Corp.	1,223	311,546
Lotte Corp.	1,857	59,402
Lotte Shopping Company, Ltd.	812	74,452
Medytox, Inc.	25	5,062
Meritz Securities Company, Ltd.	22,184	73,935
Mirae Asset Daewoo Company, Ltd.	23,044	197,394
NAVER Corp.	8,591	2,162,856
NCSoft Corp.	1,150	845,010
Netmarble Corp. (A)(C)	1,503	170,014
NH Investment & Securities Company, Ltd.	9,728	94,527
Orion Corp.	1,661	177,788
Ottogi Corp.	90	45,226
Pan Ocean Company, Ltd. (A)	20,344	78,032
Pearl Abyss Corp. (A)	399	74,693
POSCO	5,209	1,104,285
POSCO Chemical Company, Ltd.	1,532	126,950
Posco International Corp.	3,981	47,799
S-1 Corp.	1,150	82,028
Samsung Biologics Company, Ltd. (A)(C)	1,158	822,611
Samsung C&T Corp.	5,917	644,815
Samsung Card Company, Ltd.	2,145	64,167
Samsung Electro-Mechanics Company, Ltd.	3,945	556,598
Samsung Electronics Company, Ltd.	333,096	20,079,278
Samsung Engineering Company, Ltd. (A)	11,403	140,473
Samsung Fire & Marine Insurance Company, Ltd.	2,218	376,624
Samsung Heavy Industries Company, Ltd. (A)	33,101	204,028
Samsung Life Insurance Company, Ltd.	5,156	331,937
Samsung SDI Company, Ltd.	3,849	1,858,285
Samsung SDS Company, Ltd.	2,445	382,826
Samsung Securities Company, Ltd.	4,981	177,282
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Seegene, Inc.	1,290	$221,084
Shin Poong Pharmaceutical Company, Ltd. (A)	2,050	245,234
Shinhan Financial Group Company, Ltd.	31,111	916,093
Shinsegae, Inc.	520	108,129
SK Holdings Company, Ltd.	2,476	472,779
SK Hynix, Inc.	38,199	3,366,034
SK Innovation Company, Ltd.	3,889	608,047
SK Telecom Company, Ltd.	2,780	594,896
S-Oil Corp.	3,098	193,310
Woori Financial Group, Inc.	38,068	336,711
Yuhan Corp.	3,328	193,830
		60,082,445
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	18,542	585,795
Aena SME SA (A)(C)	4,649	757,358
Amadeus IT Group SA	31,035	2,134,100
Banco Bilbao Vizcaya Argentaria SA	458,457	2,122,914
Banco Santander SA (A)	1,190,885	3,453,703
Bankinter SA	45,904	227,639
CaixaBank SA	245,555	628,167
Cellnex Telecom SA (A)(C)	21,731	1,376,580
Enagas SA	16,807	410,607
Endesa SA	21,787	626,213
Ferrovial SA	33,589	937,984
Grifols SA (B)	20,431	579,644
Iberdrola SA	408,441	5,606,950
Industria de Diseno Textil SA	75,109	2,493,191
Mapfre SA	86,655	166,276
Naturgy Energy Group SA	20,121	464,361
Red Electrica Corp. SA	29,406	601,148
Repsol SA	102,326	980,768
Siemens Gamesa Renewable Energy SA	16,374	587,234
Telefonica SA	335,428	1,465,332
		26,205,964
Sweden - 2.0%
Alfa Laval AB (A)	23,198	586,252
Assa Abloy AB, B Shares	73,686	1,763,221
Atlas Copco AB, A Shares (B)	49,409	2,499,628
Atlas Copco AB, B Shares (B)	28,735	1,272,617
Boliden AB	20,086	694,695
Electrolux AB, Series B	16,644	399,354
Epiroc AB, A Shares	48,866	812,251
Epiroc AB, B Shares	28,415	451,864
EQT AB	17,820	397,884
Essity AB, B Shares	44,643	1,418,713
Evolution Gaming Group AB (C)	9,362	796,586
Hennes & Mauritz AB, B Shares (A)(B)	59,308	1,263,009
Hexagon AB, B Shares (A)	20,730	1,727,834
Husqvarna AB, B Shares	30,885	330,757
ICA Gruppen AB	7,289	352,886
Industrivarden AB, C Shares (A)(B)	11,941	365,399
Investment AB Latour, B Shares	10,937	288,217
Investor AB, B Shares	33,693	2,338,973
Kinnevik AB, B Shares (A)	18,019	897,601
L E Lundbergforetagen AB, B Shares (A)(B)	5,653	290,214
Lundin Energy AB (B)	13,450	321,327
Nibe Industrier AB, B Shares (A)	22,913	646,305
Sandvik AB (A)	83,250	1,877,545
Securitas AB, B Shares (A)(B)	23,002	378,419

45

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares (A)	120,506	$1,272,135
Skanska AB, B Shares	24,999	593,999
SKF AB, B Shares	28,116	694,370
Svenska Cellulosa AB SCA, B Shares (A)	44,765	726,514
Svenska Handelsbanken AB, A Shares (A)	113,716	1,151,659
Swedbank AB, A Shares (A)(B)	66,100	1,196,869
Swedish Match AB	11,862	959,658
Tele2 AB, B Shares	36,253	468,383
Telefonaktiebolaget LM Ericsson, B Shares	214,938	2,638,518
Telia Company AB	179,132	761,577
Volvo AB, B Shares (A)	109,950	2,504,290
		35,139,523
Switzerland - 6.3%
ABB, Ltd.	131,289	3,472,297
Adecco Group AG	11,012	665,698
Alcon, Inc. (A)	35,095	2,241,001
Baloise Holding AG	3,506	604,128
Banque Cantonale Vaudoise	2,057	211,821
Barry Callebaut AG	208	448,196
Chocoladefabriken Lindt & Spruengli AG	7	626,407
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	77	658,513
Cie Financiere Richemont SA, A Shares	37,193	3,106,620
Clariant AG	14,276	286,530
Coca-Cola HBC AG (A)	14,660	418,759
Credit Suisse Group AG (B)	175,152	2,218,540
EMS-Chemie Holding AG	575	525,153
Geberit AG	2,612	1,572,147
Givaudan SA	655	2,683,163
Glencore PLC (A)	732,656	2,065,552
Julius Baer Group, Ltd.	16,181	932,706
Kuehne + Nagel International AG	3,784	856,558
LafargeHolcim, Ltd. (A)	37,448	1,965,530
Logitech International SA	11,670	1,040,089
Lonza Group AG	5,301	3,335,245
Nestle SA	211,965	23,743,160
Novartis AG	158,200	14,322,722
Partners Group Holding AG (B)	1,339	1,443,685
Roche Holding AG	50,036	16,434,177
Schindler Holding AG	1,341	356,297
Schindler Holding AG, Participation Certificates	2,929	802,586
SGS SA	425	1,213,663
Sika AG	10,100	2,569,902
Sonova Holding AG (A)	3,908	970,577
STMicroelectronics NV	46,756	1,841,917
Straumann Holding AG (B)	738	851,869
Swiss Life Holding AG	2,366	1,055,756
Swiss Prime Site AG	5,300	477,512
Swiss Re AG (B)	21,498	1,964,181
Swisscom AG	1,810	957,828
Temenos AG	4,685	590,933
The Swatch Group AG	3,403	163,558
The Swatch Group AG, Bearer Shares	2,113	520,408
UBS Group AG	262,567	3,724,280
Vifor Pharma AG	3,242	476,438
Zurich Insurance Group AG	10,869	4,407,895
		108,823,997
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 3.6%
Accton Technology Corp.	34,000	$285,131
Acer, Inc.	201,000	163,134
Advantech Company, Ltd.	26,265	282,432
ASE Technology Holding Company, Ltd.	225,000	599,991
Asia Cement Corp.	150,000	227,835
ASMedia Technology, Inc.	2,000	115,573
Asustek Computer, Inc.	48,000	418,687
AU Optronics Corp. (A)	593,000	253,675
Catcher Technology Company, Ltd.	48,000	316,802
Cathay Financial Holding Company, Ltd.	551,000	780,940
Chailease Holding Company, Ltd.	84,752	464,960
Chang Hwa Commercial Bank, Ltd.	352,528	220,560
Cheng Shin Rubber Industry Company, Ltd.	117,000	174,429
Chicony Electronics Company, Ltd.	40,526	121,352
China Development Financial Holding Corp.	900,000	281,858
China Life Insurance Company, Ltd.	217,189	172,759
China Steel Corp.	793,000	634,220
Chunghwa Telecom Company, Ltd.	257,000	979,593
Compal Electronics, Inc.	280,000	189,367
CTBC Financial Holding Company, Ltd.	1,196,000	804,447
Delta Electronics, Inc.	133,000	1,048,517
E.Sun Financial Holding Company, Ltd.	765,803	677,671
Eclat Textile Company, Ltd.	13,340	187,079
Eva Airways Corp.	152,465	67,635
Evergreen Marine Corp. Taiwan, Ltd. (A)	165,900	143,739
Far Eastern New Century Corp.	199,000	191,321
Far EasTone Telecommunications Company, Ltd.	104,000	226,168
Feng TAY Enterprise Company, Ltd.	26,920	173,097
First Financial Holding Company, Ltd.	684,318	511,449
Formosa Chemicals & Fibre Corp.	241,000	651,568
Formosa Petrochemical Corp.	77,000	243,922
Formosa Plastics Corp.	262,000	783,154
Formosa Taffeta Company, Ltd.	52,000	55,903
Foxconn Technology Company, Ltd.	62,000	114,420
Fubon Financial Holding Company, Ltd.	461,000	716,560
Giant Manufacturing Company, Ltd.	21,000	207,765
Globalwafers Company, Ltd.	15,000	293,381
Highwealth Construction Corp.	49,600	77,473
Hiwin Technologies Corp.	18,226	195,469
Hon Hai Precision Industry Company, Ltd.	854,800	2,467,683
Hotai Motor Company, Ltd.	21,000	472,187
Hua Nan Financial Holdings Company, Ltd.	543,267	346,255
Innolux Corp. (A)	567,000	199,861
Inventec Corp.	168,000	137,235
Largan Precision Company, Ltd.	7,000	791,658
Lite-On Technology Corp.	144,000	242,670
MediaTek, Inc.	103,000	2,543,579
Mega Financial Holding Company, Ltd.	736,000	735,476
Micro-Star International Company, Ltd.	47,000	205,848
Nan Ya Plastics Corp.	353,000	795,141
Nanya Technology Corp.	86,000	218,300
Nien Made Enterprise Company, Ltd.	11,000	129,838
Novatek Microelectronics Corp.	40,000	419,833
Pegatron Corp.	134,000	306,586
Phison Electronics Corp.	11,000	124,643
Pou Chen Corp.	163,000	178,539
Powertech Technology, Inc.	52,000	167,657
President Chain Store Corp.	38,000	345,146
Quanta Computer, Inc.	198,000	534,449

46

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Realtek Semiconductor Corp.	34,000	$441,979
Ruentex Development Company, Ltd.	57,840	85,384
Shin Kong Financial Holding Company, Ltd.	802,988	241,808
SinoPac Financial Holdings Company, Ltd.	678,601	264,570
Standard Foods Corp.	26,600	58,187
Synnex Technology International Corp.	90,000	140,487
Taishin Financial Holding Company, Ltd.	648,595	303,904
Taiwan Business Bank	350,891	122,587
Taiwan Cement Corp.	331,988	499,633
Taiwan Cooperative Financial Holding Company, Ltd.	612,470	436,688
Taiwan High Speed Rail Corp.	128,000	141,322
Taiwan Mobile Company, Ltd.	110,000	374,659
Taiwan Semiconductor Manufacturing Company, Ltd.	1,684,816	28,678,653
The Shanghai Commercial & Savings Bank, Ltd.	226,000	309,162
Uni-President Enterprises Corp.	328,000	748,160
United Microelectronics Corp.	798,000	1,133,592
Vanguard International Semiconductor Corp.	62,000	228,396
Walsin Technology Corp.	22,000	150,115
Win Semiconductors Corp.	23,000	270,128
Winbond Electronics Corp.	209,000	134,143
Wistron Corp.	197,040	206,094
Wiwynn Corp.	5,000	119,735
WPG Holdings, Ltd.	105,960	158,421
Yageo Corp.	25,556	396,251
Yuanta Financial Holding Company, Ltd.	667,480	447,683
Zhen Ding Technology Holding, Ltd.	41,000	177,683
		61,686,044
Thailand - 0.5%
Advanced Info Service PCL, NVDR	75,200	436,334
Airports of Thailand PCL, NVDR	271,000	572,681
Asset World Corp. PCL, NVDR	404,200	63,853
B. Grimm Power PCL, NVDR	48,500	78,569
Bangkok Bank PCL, NVDR	36,400	142,020
Bangkok Commercial Asset Management PCL, NVDR	114,700	79,726
Bangkok Dusit Medical Services PCL, NVDR	603,100	427,693
Bangkok Expressway & Metro PCL, NVDR	474,700	143,643
Berli Jucker PCL, NVDR	74,700	92,651
BTS Group Holdings PCL, NVDR	490,600	165,388
Bumrungrad Hospital PCL, NVDR	27,300	112,251
Central Pattana PCL, NVDR	143,400	240,481
Central Retail Corp. PCL, NVDR (A)	115,558	124,187
Charoen Pokphand Foods PCL, NVDR	249,100	236,748
CP ALL PCL, NVDR	368,200	736,385
Electricity Generating PCL, NVDR	18,700	133,536
Energy Absolute PCL, NVDR	93,900	139,051
Global Power Synergy PCL, NVDR	44,400	103,200
Gulf Energy Development PCL, NVDR	146,800	169,903
Home Product Center PCL, NVDR	370,600	179,944
Indorama Ventures PCL, NVDR	108,800	115,104
Intouch Holdings PCL, NVDR	142,100	260,463
IRPC PCL, NVDR	660,800	59,201
Kasikornbank PCL, NVDR	112,500	408,382
Krung Thai Bank PCL, NVDR	240,200	84,787
Krungthai Card PCL, NVDR	48,300	81,546
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Land & Houses PCL, NVDR	533,500	$138,437
Minor International PCL, NVDR (A)	196,900	161,177
Muangthai Capital PCL, NVDR	46,600	83,251
Osotspa PCL, NVDR	45,000	54,281
PTT Exploration & Production PCL, NVDR	88,200	280,361
PTT Global Chemical PCL, NVDR	144,600	273,694
PTT PCL, NVDR	725,800	957,905
Ratch Group PCL, NVDR	51,000	95,752
Srisawad Corp. PCL, NVDR	46,700	90,024
Thai Oil PCL, NVDR	69,300	108,269
Thai Union Group PCL, NVDR	198,300	98,988
The Siam Cement PCL, NVDR	49,700	614,336
The Siam Commercial Bank PCL, NVDR	54,200	152,938
TMB Bank PCL, NVDR	1,517,300	52,648
Total Access Communication PCL, NVDR	44,700	55,349
True Corp. PCL, NVDR	710,600	76,527
		8,681,664
Turkey - 0.1%
Akbank T.A.S. (A)	122,776	94,545
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,989	21,378
Aselsan Elektronik Sanayi Ve Ticaret AS	27,517	60,826
BIM Birlesik Magazalar AS	18,124	162,368
Eregli Demir ve Celik Fabrikalari TAS	56,563	79,518
Ford Otomotiv Sanayi AS	2,727	37,518
Haci Omer Sabanci Holding AS	38,372	47,230
KOC Holding AS	31,724	71,396
Turk Hava Yollari AO (A)	21,501	31,315
Turkcell Iletisim Hizmetleri AS	49,459	93,465
Turkiye Garanti Bankasi AS (A)	93,721	104,985
Turkiye Is Bankasi AS, Class C (A)	72,915	60,872
Turkiye Petrol Rafinerileri AS (A)	4,578	53,032
Turkiye Sise ve Cam Fabrikalari AS	57,405	49,874
Yapi ve Kredi Bankasi AS (A)	116,642	42,747
		1,011,069
United Arab Emirates - 0.0%
NMC Health PLC (A)	5,577	1,492
United Kingdom - 7.8%
3i Group PLC	72,100	1,019,287
Admiral Group PLC	14,177	534,006
Anglo American PLC	90,017	2,621,292
Ashtead Group PLC	32,998	1,392,801
Associated British Foods PLC	26,164	729,703
AstraZeneca PLC	96,270	10,073,241
Auto Trader Group PLC (C)	69,637	517,954
AVEVA Group PLC	4,698	211,384
Aviva PLC	274,042	1,160,243
BAE Systems PLC	235,903	1,573,905
Barclays PLC	1,267,534	2,249,570
Barratt Developments PLC (A)	75,149	616,103
Berkeley Group Holdings PLC	9,224	563,807
BP PLC	1,484,561	4,820,139
British American Tobacco PLC	168,409	5,928,404
BT Group PLC	653,917	1,012,210
Bunzl PLC	24,630	767,142
Burberry Group PLC	29,658	679,608
CNH Industrial NV (A)	74,864	815,626
Coca-Cola European Partners PLC	15,037	671,853
Compass Group PLC	130,902	2,303,318
Croda International PLC	9,438	743,190

47

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	171,426	$6,599,243
Direct Line Insurance Group PLC	104,142	408,538
Evraz PLC	37,195	186,911
Ferguson PLC	16,500	1,847,002
Fiat Chrysler Automobiles NV (A)	80,402	1,257,465
GlaxoSmithKline PLC	367,709	6,673,879
Halma PLC	27,675	814,326
Hargreaves Lansdown PLC	24,601	465,937
HSBC Holdings PLC	1,495,425	7,694,750
Imperial Brands PLC	69,515	1,254,905
Informa PLC (A)	109,770	768,920
InterContinental Hotels Group PLC (A)	12,776	788,235
Intertek Group PLC	11,767	862,229
J Sainsbury PLC	129,414	361,242
JD Sports Fashion PLC (A)	31,909	327,436
Johnson Matthey PLC	14,294	421,197
Kingfisher PLC (A)	155,079	563,191
Land Securities Group PLC	51,471	450,140
Legal & General Group PLC	448,267	1,480,352
Lloyds Banking Group PLC (A)	5,207,533	2,445,548
London Stock Exchange Group PLC	23,222	2,504,541
M&G PLC	191,542	475,262
Melrose Industries PLC (A)	355,499	711,334
Mondi PLC	35,611	779,215
National Grid PLC	256,969	2,877,692
Natwest Group PLC (A)	358,904	727,758
Next PLC	9,729	840,422
Ocado Group PLC (A)	33,544	986,239
Pearson PLC	55,095	469,217
Persimmon PLC	23,453	823,022
Prudential PLC	192,673	2,962,885
Reckitt Benckiser Group PLC	52,113	4,548,836
RELX PLC	141,362	3,271,289
Rentokil Initial PLC (A)	135,713	898,534
Rio Tinto PLC	82,310	5,373,153
Rolls-Royce Holdings PLC (A)	613,317	850,255
RSA Insurance Group PLC	78,200	695,092
Schroders PLC	9,566	408,781
Segro PLC	86,825	1,050,520
Severn Trent PLC	17,171	542,654
Smith & Nephew PLC	64,037	1,236,876
Smiths Group PLC	29,047	558,119
Spirax-Sarco Engineering PLC	5,375	791,769
SSE PLC	75,965	1,359,703
St. James's Place PLC	40,533	543,010
Standard Chartered PLC (A)	195,940	1,164,183
Standard Life Aberdeen PLC	172,327	614,458
Taylor Wimpey PLC (A)	268,660	546,774
Tesco PLC	717,086	2,158,383
The British Land Company PLC	64,232	401,567
The Sage Group PLC	79,388	636,648
Unilever PLC	106,795	6,473,968
Unilever PLC (London Stock Exchange)	85,749	5,208,017
United Utilities Group PLC	49,412	588,557
Vodafone Group PLC	1,966,547	3,208,708
Whitbread PLC (A)	14,823	594,197
Wm Morrison Supermarkets PLC	175,673	418,068
WPP PLC	90,001	867,231
		135,843,169
United States - 0.0%
Bausch Health Companies, Inc. (A)	23,778	441,432
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
International Flavors & Fragrances, Inc.	1	$101
		441,533
TOTAL COMMON STOCKS (Cost $1,382,634,909)		$1,577,645,733
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%
Banco Bradesco SA	296,992	1,347,091
Braskem SA, A Shares (A)	12,700	53,575
Centrais Eletricas Brasileiras SA, B Shares	16,400	97,958
Cia Energetica de Minas Gerais	63,672	150,106
Cia Paranaense de Energia, B Shares	6,900	87,928
Gerdau SA	72,800	307,104
Itau Unibanco Holding SA	322,500	1,719,229
Itausa SA	293,360	579,339
Lojas Americanas SA	60,000	256,804
Petroleo Brasileiro SA	316,300	1,470,092
		6,069,226
Chile - 0.0%
Embotelladora Andina SA, B Shares	20,597	46,645
Sociedad Quimica y Minera de Chile SA, B Shares	6,686	314,486
		361,131
Colombia - 0.0%
Bancolombia SA	26,005	201,677
Germany - 0.4%
Bayerische Motoren Werke AG	4,085	268,406
FUCHS PETROLUB SE	5,030	285,902
Henkel AG & Company KGaA	13,003	1,398,930
Porsche Automobil Holding SE	11,306	718,067
Sartorius AG	2,597	1,184,119
Volkswagen AG	13,632	2,288,235
		6,143,659
South Korea - 0.2%
Amorepacific Corp.	683	33,186
Hyundai Motor Company	1,597	121,398
Hyundai Motor Company, 2nd Preferred	2,495	195,493
LG Chem, Ltd.	534	172,753
LG Household & Health Care, Ltd.	142	89,096
Samsung Electronics Company, Ltd.	57,496	3,172,142
		3,784,068
TOTAL PREFERRED SECURITIES (Cost $13,802,721)		$16,559,761
EXCHANGE-TRADED FUNDS - 4.2%
iShares MSCI India ETF (B)	1,046,199	38,165,340
KraneShares Bosera MSCI China A ETF (B)	450,000	19,413,000
VanEck Vectors Russia ETF	545,615	12,440,022
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	76,314	2,922,826
TOTAL EXCHANGE-TRADED FUNDS (Cost $55,904,458)		$72,941,188
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	33,620	178
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	1,820	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	14,325

48

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	$21
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	3,311
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	885
TOTAL WARRANTS (Cost $0)		$18,730
RIGHTS - 0.0%
Ascendas Real Estate Investment Trust (Expiration Date: 12-2-20; Strike Price: SGD 2.96) (A)	7,807	58
Hiwin Technologies Corp. (Expiration Date: 12-15-20; Strike Price: TWD 195.00) (A)	548	2,125
TOTAL RIGHTS (Cost $0)		$2,183
SHORT-TERM INVESTMENTS - 8.9%
U.S. Government Agency - 2.9%
Federal Home Loan Bank Discount Note
0.060%, 12/23/2020 *	$10,800,000	$10,799,604
0.075%, 01/20/2021 *	35,000,000	34,996,111
0.090%, 01/12/2021 *	2,800,000	2,799,739
0.115%, 03/05/2021 *	1,800,000	1,799,577
		50,395,031
Short-term funds - 6.0%
John Hancock Collateral Trust, 0.1952% (E)(F)	10,367,932	103,753,974
TOTAL SHORT-TERM INVESTMENTS (Cost $154,120,590)		$154,149,005
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,606,462,678) - 105.1%		$1,821,316,600
Other assets and liabilities, net - (5.1%)		(88,472,192)
TOTAL NET ASSETS - 100.0%		$1,732,844,408
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
CHF	Swiss Franc
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $96,739,535.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	54	Long	Dec 2020	$4,124,214	$4,158,000	$33,786
Mini MSCI EAFE Index Futures	400	Long	Dec 2020	39,856,575	40,614,000	757,425
Mini MSCI Emerging Markets Index Futures	280	Long	Dec 2020	16,486,723	16,839,200	352,477
S&P/TSX 60 Index Futures	24	Long	Dec 2020	3,738,839	3,786,556	47,717
						$1,191,405
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.3%
Communication services – 9.7%
Entertainment – 2.5%
Spotify Technology SA (A)	166,939	$48,641,016
Interactive media and services – 7.2%
Match Group, Inc. (A)	471,595	65,650,740
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Snap, Inc., Class A (A)	1,226,251	$54,470,069
Twitter, Inc. (A)	405,672	18,867,805
		138,988,614
		187,629,630

49

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 23.7%
Automobiles – 1.8%
Thor Industries, Inc.	355,850	$34,343,084
Diversified consumer services – 2.3%
Chegg, Inc. (A)	576,570	44,932,100
Hotels, restaurants and leisure – 5.5%
DraftKings, Inc., Class A (A)(B)	1,211,998	63,460,215
Penn National Gaming, Inc. (A)	263,906	18,473,420
Planet Fitness, Inc., Class A (A)	321,712	23,468,890
		105,402,525
Household durables – 1.9%
Lennar Corp., A Shares	482,202	36,579,844
Leisure products – 2.2%
Peloton Interactive, Inc., Class A (A)	170,739	19,865,483
Polaris, Inc.	225,183	21,617,568
		41,483,051
Multiline retail – 0.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	205,796	18,122,396
Specialty retail – 8.2%
Burlington Stores, Inc. (A)	241,680	52,816,747
Five Below, Inc. (A)	243,971	38,157,064
Floor & Decor Holdings, Inc., Class A (A)	481,528	38,565,578
JAND, Inc., Class A (A)(C)(D)	57,523	1,431,172
Ross Stores, Inc.	255,776	27,501,036
		158,471,597
Textiles, apparel and luxury goods – 0.9%
Lululemon Athletica, Inc. (A)	47,763	17,682,818
		457,017,415
Consumer staples – 3.6%
Beverages – 3.6%
Monster Beverage Corp. (A)	523,734	44,402,169
The Boston Beer Company, Inc., Class A (A)(B)	26,740	24,890,662
		69,292,831
Financials – 2.7%
Capital markets – 2.7%
BowX Acquisition Corp. (A)	1,699,827	17,474,222
Churchill Capital Corp. IV (A)	1,664,723	16,780,408
The Blackstone Group, Inc., Class A	286,917	17,085,907
		51,340,537
Health care – 22.8%
Biotechnology – 6.8%
Apellis Pharmaceuticals, Inc. (A)	182,696	8,612,289
Ascendis Pharma A/S, ADR (A)	82,003	13,836,366
Exact Sciences Corp. (A)	437,866	53,008,058
Galapagos NV (A)	151,112	18,511,058
Galapagos NV, ADR (A)(B)	9,345	1,145,790
Kodiak Sciences, Inc. (A)	148,731	20,327,066
Seagen, Inc. (A)	88,902	15,140,900
		130,581,527
Health care equipment and supplies – 12.7%
ABIOMED, Inc. (A)	138,653	38,004,787
Align Technology, Inc. (A)	161,541	77,748,066
DexCom, Inc. (A)	135,585	43,343,813
Insulet Corp. (A)	181,586	46,796,528
Novocure, Ltd. (A)	112,214	14,099,689
Tandem Diabetes Care, Inc. (A)	278,769	26,170,834
		246,163,717
Health care technology – 1.0%
Multiplan Corp. (A)(B)	2,731,215	18,954,632
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	174,225	$20,366,903
Pharmaceuticals – 1.3%
Elanco Animal Health, Inc. (A)	608,656	18,618,787
Reata Pharmaceuticals, Inc., Class A (A)	36,816	5,623,644
		24,242,431
		440,309,210
Industrials – 6.0%
Commercial services and supplies – 1.5%
Copart, Inc. (A)	252,662	29,169,828
Machinery – 1.4%
Fortive Corp.	392,646	27,536,264
Professional services – 3.1%
CoStar Group, Inc. (A)	66,221	60,298,856
		117,004,948
Information technology – 24.8%
Electronic equipment, instruments and components – 0.1%
Vontier Corp. (A)	85,256	2,827,942
IT services – 7.0%
GoDaddy, Inc., Class A (A)	518,358	41,230,195
Leidos Holdings, Inc.	386,831	38,953,882
Square, Inc., Class A (A)	259,491	54,742,221
		134,926,298
Semiconductors and semiconductor equipment – 1.8%
Marvell Technology Group, Ltd. (B)	743,276	34,406,246
Software – 15.9%
2U, Inc. (A)(B)	443,625	14,333,524
Fair Isaac Corp. (A)	102,119	48,279,821
Guidewire Software, Inc. (A)	396,231	48,530,373
MarkLogic Corp. (A)(D)	580,011	162,403
Paycom Software, Inc. (A)	91,850	38,308,798
RingCentral, Inc., Class A (A)	128,541	38,183,104
Splunk, Inc. (A)	322,830	65,915,429
Workday, Inc., Class A (A)	237,830	53,461,806
		307,175,258
		479,335,744
TOTAL COMMON STOCKS (Cost $1,146,983,122)		$1,801,930,315
PREFERRED SECURITIES – 2.0%
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	5,063,370
The Honest Company, Inc., Series D (A)(C)(D)	12,795	534,831
		5,598,201
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(C)(D)	1,381,449	13,400,055
One Kings Lane, Inc. (A)(D)	529,764	84,762
		13,484,817
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	128,449	3,195,811
		22,278,829
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	9,942,096
Lookout, Inc., Series F (A)(C)(D)	392,767	3,153,919
		13,096,015
Real estate – 0.1%

50

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Real estate management and development – 0.1%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	$1,454,348
The We Company, Inc., Series D2 (A)(C)(D)	161,782	1,276,460
		2,730,808
TOTAL PREFERRED SECURITIES (Cost $26,345,608)		$38,105,652
EXCHANGE-TRADED FUNDS – 2.9%
iShares Russell Mid-Cap Growth ETF	292,314	57,337,391
TOTAL EXCHANGE-TRADED FUNDS (Cost $41,669,696)		$57,337,391
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.1952% (E)(F)	1,970,069	19,714,870
Repurchase agreement – 2.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $45,900,089 on 12-1-20, collateralized by $6,800,470 Federal Home Loan Mortgage Corp., 2.500% - 3.000% due 11-1-48 to 8-1-50 (valued at $7,141,613), $28,614,331 Federal National Mortgage Association, 2.000% - 4.000% due 11-1-40 to 5-1-50 (valued at $30,560,803), $3,626,404 Government National Mortgage Association, 2.000% due 8-20-50 (valued at $3,792,932), $2,244,200 U.S. Treasury Bills, 0.000% due 12-10-20 to 11-4-21 (valued at $2,244,057) and $2,316,700 U.S. Treasury Bonds, 7.625% due 2-15-25 (valued at $3,078,652)	$45,900,000	45,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $65,585,419)		$65,614,870
Total Investments (Mid Cap Stock Fund) (Cost $1,280,583,845) – 101.6%		$1,962,988,228
Other assets and liabilities, net – (1.6%)		(31,571,400)
TOTAL NET ASSETS – 100.0%		$1,931,416,828
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $44,578,036. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $48,282,829 in the form of U.S. Treasuries was pledged to the fund.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 6.3%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	15,300	$2,591,820
Media – 5.8%
AMC Networks, Inc., Class A (A)(B)	120,021	3,957,092
DISH Network Corp., Class A (A)	245,519	8,806,767
Fox Corp., Class A	209,970	6,055,535
News Corp., Class A	1,890,350	33,364,678
Scholastic Corp.	240,549	5,705,822
ViacomCBS, Inc., Class B	627,762	22,147,443
		80,037,337
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	234,825	4,456,979
		87,086,136
Consumer discretionary – 3.2%
Diversified consumer services – 0.8%
Strategic Education, Inc.	118,626	11,137,795
Hotels, restaurants and leisure – 0.5%
Compass Group PLC	370,380	6,517,081
Household durables – 0.3%
Mohawk Industries, Inc. (A)	28,900	3,636,487
Multiline retail – 0.4%
Nordstrom, Inc. (B)	241,924	6,270,670
Specialty retail – 0.2%
Tiffany & Company	19,945	2,622,369
Textiles, apparel and luxury goods – 1.0%
Ralph Lauren Corp.	162,364	13,922,713
		44,107,115
Consumer staples – 8.4%
Beverages – 0.6%
Carlsberg A/S, Class B	58,852	8,765,997
Food and staples retailing – 1.7%
Sysco Corp.	312,409	22,271,638
The Kroger Company	58,398	1,927,134
		24,198,772
Food products – 6.1%
Bunge, Ltd.	666,953	39,276,862
Campbell Soup Company	22,957	1,148,309
Flowers Foods, Inc.	1,310,411	29,078,020
The Kraft Heinz Company	378,141	12,455,965
Tootsie Roll Industries, Inc. (B)	50,700	1,570,179
		83,529,335
		116,494,104
Energy – 11.3%
Energy equipment and services – 1.9%
Frank's International NV (A)	2,029,178	4,525,067
National Oilwell Varco, Inc.	476,256	5,838,899
Schlumberger NV	333,088	6,924,900
SEACOR Holdings, Inc. (A)	107,248	3,562,779
SEACOR Marine Holdings, Inc. (A)	195,011	399,773
Tidewater, Inc. (A)(B)	489,217	4,652,454
		25,903,872
Oil, gas and consumable fuels – 9.4%
Apache Corp.	148,014	1,907,900
Cameco Corp. (B)	1,441,062	14,439,441
Canadian Natural Resources, Ltd.	817,874	18,680,242
EQT Corp.	2,233,148	33,229,242
Equinor ASA	387,294	6,029,046
Equitrans Midstream Corp.	1,065,807	8,696,985
Hess Corp.	250,308	11,809,531
Imperial Oil, Ltd.	1,704,245	29,568,651

51

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
NAC Kazatomprom JSC, GDR	335,343	$4,737,967
NAC Kazatomprom JSC, GDR (London Stock Exchange)	21,217	299,769
		129,398,774
		155,302,646
Financials – 17.0%
Banks – 3.1%
Fifth Third Bancorp	872,131	22,099,800
Popular, Inc.	150,141	7,286,343
Westamerica Bancorporation	227,731	12,552,533
		41,938,676
Capital markets – 5.5%
Lazard, Ltd., Class A	523,599	19,540,715
Northern Trust Corp.	224,710	20,924,995
State Street Corp.	430,457	30,338,609
The Charles Schwab Corp.	106,575	5,198,729
		76,003,048
Consumer finance – 0.3%
Ally Financial, Inc.	134,460	3,986,739
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA (B)	158,627	15,463,882
Insurance – 6.3%
Brighthouse Financial, Inc. (A)	331,035	11,619,329
Brown & Brown, Inc.	364,201	16,399,971
CNA Financial Corp.	388,988	13,423,976
Kemper Corp.	150,025	11,244,374
Loews Corp.	596,039	24,979,994
Marsh & McLennan Companies, Inc.	83,010	9,516,266
		87,183,910
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	769,293	9,477,690
		234,053,945
Health care – 16.0%
Biotechnology – 1.6%
Alkermes PLC (A)	497,167	9,078,269
BioMarin Pharmaceutical, Inc. (A)	70,900	5,579,830
Incyte Corp. (A)	64,126	5,421,212
Ionis Pharmaceuticals, Inc. (A)	38,300	1,935,299
		22,014,610
Health care equipment and supplies – 5.3%
Alcon, Inc. (A)	20,005	1,277,425
Baxter International, Inc.	175,158	13,324,269
Dentsply Sirona, Inc.	418,064	21,275,277
Hologic, Inc. (A)	235,369	16,271,059
Zimmer Biomet Holdings, Inc.	142,801	21,294,485
		73,442,515
Health care providers and services – 7.5%
Cardinal Health, Inc.	606,243	33,094,805
Covetrus, Inc. (A)	497,145	13,430,372
Patterson Companies, Inc.	979,444	27,189,365
Select Medical Holdings Corp. (A)	1,241,857	29,928,754
		103,643,296
Pharmaceuticals – 1.6%
Jazz Pharmaceuticals PLC (A)	28,108	3,955,077
Perrigo Company PLC	315,928	15,234,048
Royalty Pharma PLC, Class A	70,259	2,993,033
		22,182,158
		221,282,579
Industrials – 8.8%
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 1.9%
Textron, Inc.	591,966	$26,697,667
Air freight and logistics – 1.3%
CH Robinson Worldwide, Inc.	195,232	18,345,951
Airlines – 0.9%
Southwest Airlines Company	270,497	12,534,831
Commercial services and supplies – 0.6%
Cintas Corp.	21,136	7,509,621
Machinery – 3.0%
AGCO Corp.	145,765	13,484,720
CNH Industrial NV (A)(B)	554,618	6,042,448
PACCAR, Inc.	181,021	15,759,688
Xylem, Inc.	59,284	5,689,485
		40,976,341
Road and rail – 1.1%
JB Hunt Transport Services, Inc.	82,809	11,202,402
Ryder System, Inc.	72,100	4,269,762
		15,472,164
		121,536,575
Information technology – 2.9%
Electronic equipment, instruments and components – 1.0%
National Instruments Corp.	353,853	13,244,718
IT services – 0.6%
Cognizant Technology Solutions Corp., Class A	103,614	8,095,362
Semiconductors and semiconductor equipment – 1.3%
Applied Materials, Inc.	221,412	18,262,062
		39,602,142
Materials – 11.4%
Chemicals – 2.7%
Corteva, Inc.	490,313	18,788,794
PPG Industries, Inc.	41,276	6,058,079
Westlake Chemical Corp.	173,896	13,068,284
		37,915,157
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	578,593	10,993,267
Vulcan Materials Company	65,305	9,119,843
		20,113,110
Metals and mining – 7.2%
Barrick Gold Corp.	408,922	9,462,455
Cia de Minas Buenaventura SAA, ADR (A)	1,143,855	12,696,791
Endeavour Mining Corp. (A)	122,700	2,893,895
Franco-Nevada Corp.	173,038	23,033,094
Freeport-McMoRan, Inc.	1,129,650	26,422,514
Fresnillo PLC	1,404,482	19,759,337
Gold Fields, Ltd., ADR	503,839	4,388,438
		98,656,524
		156,684,791
Real estate – 6.5%
Equity real estate investment trusts – 6.1%
Apartment Investment & Management Company, A Shares	126,732	3,846,316
Equity Commonwealth	356,880	9,460,889
Equity Residential	170,489	9,874,723
Rayonier, Inc.	820,208	23,105,259
Regency Centers Corp.	239,157	10,900,776
Weyerhaeuser Company	948,746	27,551,584
		84,739,547

52

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.4%
The St. Joe Company (B)	166,437	$5,494,085
		90,233,632
Utilities – 5.2%
Electric utilities – 3.5%
FirstEnergy Corp.	742,121	19,710,734
PG&E Corp. (A)	2,289,306	29,074,186
		48,784,920
Gas utilities – 0.7%
National Fuel Gas Company	220,140	9,063,164
Multi-utilities – 1.0%
CenterPoint Energy, Inc.	581,080	13,475,245
		71,323,329
TOTAL COMMON STOCKS (Cost $1,063,355,410)		$1,337,706,994
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	34,849	3,762,647
TOTAL PREFERRED SECURITIES (Cost $3,872,698)		$3,762,647
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$3,398,000	2,361,604
TOTAL CORPORATE BONDS (Cost $2,424,462)		$2,361,604
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 0.1952% (D)(E)	2,915,087	29,171,861
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	2,000,046	2,000,046
T. Rowe Price Government Reserve Fund, 0.0904% (D)	19,014,212	19,014,212
TOTAL SHORT-TERM INVESTMENTS (Cost $50,174,230)		$50,186,119
Total Investments (Mid Value Fund) (Cost $1,119,826,800) – 101.1%		$1,394,017,364
Other assets and liabilities, net – (1.1%)		(14,879,746)
TOTAL NET ASSETS – 100.0%		$1,379,137,618
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $29,702,575. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $2,467,851 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.7%
Equity - 66.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,807,809	$272,582,296
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $249,001,356)		$272,582,296
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Exchange-traded funds - 33.2%
Financial Select Sector SPDR Fund	215,761	6,015,417
iShares Global Infrastructure ETF	22,607	972,101
iShares MSCI Global Min Vol Factor ETF	161,237	15,352,987
Schwab U.S. Large-Cap Growth ETF	49,802	6,133,116
Vanguard Dividend Appreciation ETF	83,337	11,530,507
Vanguard Energy ETF	63,806	3,178,815
Vanguard FTSE All World ex-US Small-Cap ETF	35,432	4,103,734
Vanguard FTSE Developed Markets ETF	7,550	340,430
Vanguard FTSE Emerging Markets ETF	320,032	15,220,722
Vanguard Global ex-U.S. Real Estate ETF	17,968	950,687
Vanguard Health Care ETF (C)	33,318	7,185,360
Vanguard Information Technology ETF	18,040	6,049,353
Vanguard Materials ETF	13,676	2,081,761
Vanguard Mid-Cap ETF	154,926	30,935,622
Vanguard Real Estate ETF	31,678	2,660,952
Vanguard S&P 500 ETF	6,226	2,071,017
Vanguard Small-Cap ETF	114,933	20,906,313
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $108,005,383)		$135,688,894
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 0.1952% (D)(E)	89,904	899,683
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	245,926	245,926
TOTAL SHORT-TERM INVESTMENTS (Cost $1,145,644)		$1,145,609
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $358,152,383) - 100.2%		$409,416,799
Other assets and liabilities, net - (0.2%)		(989,845)
TOTAL NET ASSETS - 100.0%		$408,426,954
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $881,500.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.5%
Equity - 38.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,535,288	$373,812,269
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $330,524,218)		$373,812,269

53

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 61.3%
Exchange-traded funds - 58.5%
Financial Select Sector SPDR Fund	321,669	$8,968,132
Invesco Senior Loan ETF (C)	1,136,227	25,008,356
iShares Global Infrastructure ETF	40,472	1,740,296
iShares JP Morgan USD Emerging Markets Bond ETF	414,196	47,321,893
iShares MSCI Global Min Vol Factor ETF	491,326	46,784,062
iShares Preferred & Income Securities ETF (C)	190,473	7,186,546
Schwab U.S. Large-Cap Growth ETF	59,628	7,343,188
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	304,415	9,847,825
Vanguard Dividend Appreciation ETF	235,106	32,529,266
Vanguard Energy ETF	113,682	5,663,637
Vanguard FTSE All World ex-US Small-Cap ETF	20,206	2,340,259
Vanguard FTSE Developed Markets ETF	33,635	1,516,602
Vanguard FTSE Emerging Markets ETF	261,296	12,427,238
Vanguard Global ex-U.S. Real Estate ETF	33,208	1,757,035
Vanguard Health Care ETF	55,215	11,907,667
Vanguard Information Technology ETF	27,599	9,254,773
Vanguard Intermediate-Term Corporate Bond ETF	1,030,366	100,120,664
Vanguard Materials ETF	23,354	3,554,946
Vanguard Mid-Cap ETF	197,044	39,345,746
Vanguard Real Estate ETF	56,691	4,762,044
Vanguard S&P 500 ETF	14,658	4,875,837
Vanguard Short-Term Bond ETF	59,011	4,892,602
Vanguard Short-Term Corporate Bond ETF	161,481	13,430,375
Vanguard Small-Cap ETF	149,716	27,233,340
Vanguard Total Bond Market ETF	792,166	70,098,769
Xtrackers USD High Yield Corporate Bond ETF	1,354,606	67,080,091
		566,991,189
Fixed income - 2.8%
Fidelity Inflation Protected Bond Index Fund	2,450,216	27,025,878
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $530,331,248)		$594,017,067
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
John Hancock Collateral Trust, 0.1952% (D)(E)	2,752,476	27,544,578
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $27,548,362)		$27,545,631
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $888,403,828) - 102.6%		$995,374,967
Other assets and liabilities, net - (2.6%)		(25,586,705)
TOTAL NET ASSETS - 100.0%		$969,788,262
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $26,763,802.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.8%
Equity - 10.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,819,170	$23,831,125
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,395,511)		$23,831,125
UNAFFILIATED INVESTMENT COMPANIES - 89.1%
Exchange-traded funds - 83.0%
Invesco Senior Loan ETF	490,586	10,797,798
iShares Global Infrastructure ETF	5,389	231,727
iShares JP Morgan USD Emerging Markets Bond ETF	128,428	14,672,899
iShares MSCI Global Min Vol Factor ETF	69,195	6,588,748
iShares Preferred & Income Securities ETF (C)	87,309	3,294,169
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	88,480	2,862,328
Vanguard Dividend Appreciation ETF	34,610	4,788,640
Vanguard Energy ETF	17,412	867,466
Vanguard FTSE Developed Markets ETF	63,564	2,866,101
Vanguard FTSE Emerging Markets ETF	4,227	201,036
Vanguard Global ex-U.S. Real Estate ETF	4,565	241,534
Vanguard Intermediate-Term Corporate Bond ETF	560,748	54,487,881
Vanguard Materials ETF	3,539	538,707
Vanguard Mid-Cap ETF	10,145	2,025,754
Vanguard Real Estate ETF	7,970	669,480
Vanguard S&P 500 ETF	2,382	792,348
Vanguard Short-Term Bond ETF	30,263	2,509,105
Vanguard Short-Term Corporate Bond ETF	94,443	7,854,824
Vanguard Small-Cap ETF	9,093	1,654,017
Vanguard Total Bond Market ETF	461,442	40,833,003
Xtrackers USD High Yield Corporate Bond ETF	476,507	23,596,627
		182,374,192
Fixed income - 6.1%
Fidelity Inflation Protected Bond Index Fund	1,212,499	13,373,868
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,371,154)		$195,748,060
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 0.1952% (D)(E)	330,070	3,303,074
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	22,889	22,889
TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,158)		$3,325,963
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $206,092,823) - 101.4%		$222,905,148
Other assets and liabilities, net - (1.4%)		(3,111,773)
TOTAL NET ASSETS - 100.0%		$219,793,375
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $3,241,174.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

54

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.6%
Equity - 52.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	37,883,198	$496,269,896
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $452,061,383)		$496,269,896
UNAFFILIATED INVESTMENT COMPANIES - 47.1%
Exchange-traded funds - 46.1%
Financial Select Sector SPDR Fund	417,856	11,649,825
Invesco Senior Loan ETF (C)	566,465	12,467,895
iShares Global Infrastructure ETF	46,992	2,020,656
iShares JP Morgan USD Emerging Markets Bond ETF	174,034	19,883,385
iShares MSCI Global Min Vol Factor ETF	456,715	43,488,402
Schwab U.S. Large-Cap Growth ETF	76,661	9,440,802
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	109,148	3,530,938
Vanguard Dividend Appreciation ETF	223,250	30,888,870
Vanguard Energy ETF	127,750	6,364,505
Vanguard FTSE All World ex-US Small-Cap ETF	19,796	2,292,773
Vanguard FTSE Developed Markets ETF	181,347	8,176,936
Vanguard FTSE Emerging Markets ETF	534,829	25,436,467
Vanguard Global ex-U.S. Real Estate ETF	38,795	2,052,643
Vanguard Health Care ETF (C)	67,712	14,602,770
Vanguard Information Technology ETF	34,831	11,679,879
Vanguard Intermediate-Term Corporate Bond ETF	497,830	48,374,141
Vanguard Materials ETF (C)	27,374	4,166,870
Vanguard Mid-Cap ETF	279,674	55,845,304
Vanguard Real Estate ETF	65,832	5,529,888
Vanguard S&P 500 ETF	14,286	4,752,095
Vanguard Short-Term Bond ETF	29,989	2,486,388
Vanguard Short-Term Corporate Bond ETF	63,804	5,306,579
Vanguard Small-Cap ETF	205,524	37,384,816
Vanguard Total Bond Market ETF	383,690	33,952,728
Xtrackers USD High Yield Corporate Bond ETF	677,821	33,565,696
		435,341,251
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund	855,982	9,441,483
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $381,190,094)		$444,782,734
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.1952% (D)(E)	1,196,288	11,971,489
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $11,973,250)		$11,972,542
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $845,224,727) - 101.0%		$953,025,172
Other assets and liabilities, net - (1.0%)		(9,698,308)
TOTAL NET ASSETS - 100.0%		$943,326,864
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $11,723,329.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
Multi-Index Lifestyle Growth Portfolio (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.5%
Equity - 25.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,362,514	$70,248,931
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $60,193,913)		$70,248,931
UNAFFILIATED INVESTMENT COMPANIES - 74.5%
Exchange-traded funds - 70.4%
Invesco Senior Loan ETF	467,943	10,299,425
iShares Global Infrastructure ETF	9,063	389,709
iShares JP Morgan USD Emerging Markets Bond ETF	144,808	16,544,314
iShares MSCI Global Min Vol Factor ETF	151,337	14,410,309
iShares Preferred & Income Securities ETF	82,134	3,098,916
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	101,766	3,292,130
Vanguard Dividend Appreciation ETF	71,868	9,943,656
Vanguard Energy ETF	25,493	1,270,061
Vanguard FTSE Developed Markets ETF	73,372	3,308,343
Vanguard FTSE Emerging Markets ETF	4,028	191,572
Vanguard Global ex-U.S. Real Estate ETF	7,572	400,635
Vanguard Intermediate-Term Corporate Bond ETF	508,169	49,378,783
Vanguard Materials ETF	5,090	774,800
Vanguard Mid-Cap ETF	31,000	6,190,080
Vanguard Real Estate ETF	12,803	1,075,452
Vanguard S&P 500 ETF	4,936	1,641,911
Vanguard Short-Term Bond ETF	18,567	1,539,390
Vanguard Short-Term Corporate Bond ETF	86,263	7,174,494
Vanguard Small-Cap ETF	19,251	3,501,757
Vanguard Total Bond Market ETF	401,939	35,567,582
Xtrackers USD High Yield Corporate Bond ETF	486,138	24,073,554
		194,066,873
Fixed income - 4.1%
Fidelity Inflation Protected Bond Index Fund	1,026,053	11,317,368
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $189,594,299)		$205,384,241
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $1,053)		$1,053
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $249,789,265) - 100.0%		$275,634,225
Other assets and liabilities, net - 0.0%		73,149
TOTAL NET ASSETS - 100.0%		$275,707,374
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-20.

55

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.3%
U.S. Government - 7.8%
U.S. Treasury Inflation Protected Securities
0.125%, 01/15/2030 to 07/15/2030		$1,591,574	$1,758,157
0.250%, 07/15/2029		590,144	657,680
0.750%, 02/15/2045		33,158	42,461
0.875%, 02/15/2047		204,856	273,507
U.S. Treasury Notes 0.500%, 10/31/2027		520,000	515,938
			3,247,743
U.S. Government Agency - 1.5%
Federal National Mortgage Association
1.500%, TBA (A)		200,000	205,075
2.000%, TBA (A)		245,000	254,890
Government National Mortgage Association 2.000%, TBA (A)		175,000	183,057
			643,022
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,790,062)			$3,890,765
FOREIGN GOVERNMENT OBLIGATIONS - 46.9%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		7,467	3,192
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		229,987	81,070
			84,262
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	965,000	883,762
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	787,000	170,243
Canada - 5.8%
Government of Canada
3.000%, 12/01/2036	CAD	398,781	484,331
4.000%, 12/01/2031		239,702	282,178
4.250%, 12/01/2026		1,636,751	1,658,604
			2,425,113
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	30,000,000	47,065
Colombia - 0.3%
Republic of Colombia 6.000%, 04/28/2028	COP	346,700,000	102,612
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	1,740,000	75,362
Germany - 5.8%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	1,156,628	1,496,157
0.500%, 04/15/2030		653,647	934,341
			2,430,498
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.484%, 10/15/2042 (B)*		76,160,000	270,090
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	19,990,000	$71,003
Iceland - 1.9%
Republic of Iceland 5.000%, 11/15/2028	ISK	94,540,000	809,521
Indonesia - 3.6%
Republic of Indonesia
8.375%, 03/15/2034	IDR	16,461,000,000	1,323,665
9.000%, 03/15/2029		2,241,000,000	186,109
			1,509,774
Israel - 2.1%
State of Israel
1.000%, 03/31/2030	ILS	730,000	226,135
3.750%, 03/31/2047		1,495,000	640,546
			866,681
Japan - 5.6%
Government of Japan 0.400%, 03/20/2050	JPY	14,950,000	134,290
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		228,453,516	2,195,036
			2,329,326
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	510,000	134,673
Mexico - 3.4%
Government of Mexico
7.500%, 06/03/2027	MXN	3,248,700	180,001
8.000%, 11/07/2047		22,024,300	1,227,897
			1,407,898
Peru - 0.1%
Republic of Peru 6.950%, 08/12/2031	PEN	160,000	55,914
Poland - 0.4%
Republic of Poland 2.250%, 10/25/2024	PLN	550,000	157,862
Romania - 0.5%
Republic of Romania
3.875%, 10/29/2035	EUR	110,000	158,920
4.750%, 02/24/2025	RON	240,000	63,335
			222,255
Russia - 3.9%
Government of Russia 8.150%, 02/03/2027	RUB	10,120,000	151,636
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		111,994,536	1,470,861
			1,622,497
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	2,580,000	139,944
South Korea - 7.2%
Republic of Korea 1.375%, 12/10/2029 to 06/10/2030	KRW	3,090,270,000	2,722,429
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		318,759,546	306,159
			3,028,588
Thailand - 1.8%
Kingdom of Thailand 2.875%, 12/17/2028	THB	20,660,000	767,362

56

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	400,000	$46,471
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	150,000	3,684
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $19,381,650)			$19,662,460
CORPORATE BONDS - 8.2%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$180,000	225,900
Luxembourg - 0.2%
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023	EUR	110,000	74,792
United Kingdom - 0.1%
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)		$50,000	52,477
United States - 7.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	170,000	240,238
Antero Midstream Partners LP
5.375%, 09/15/2024		$80,000	75,470
5.750%, 03/01/2027 (C)		70,000	63,788
Aramark Services, Inc. 6.375%, 05/01/2025 (C)		40,000	42,600
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		45,000	45,591
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)		90,000	92,925
Boyd Gaming Corp. 8.625%, 06/01/2025 (C)		65,000	72,211
Broadcom, Inc. 4.300%, 11/15/2032		40,000	47,713
Carnival Corp. 7.625%, 03/01/2026 (C)		10,000	10,609
Carnival Corp. 11.500%, 04/01/2023 (C)		44,000	50,105
CDW LLC 3.250%, 02/15/2029		88,000	88,229
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)		260,000	143,000
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (D)		79,000	80,702
Diamondback Energy, Inc. 4.750%, 05/31/2025		5,000	5,574
EnLink Midstream Partners LP 4.850%, 07/15/2026		250,000	231,250
FirstCash, Inc. 4.625%, 09/01/2028 (C)		74,000	76,035
Flex, Ltd. 4.875%, 05/12/2030		30,000	35,657
Frontier Communications Corp.
5.875%, 10/15/2027 (C)		20,000	21,025
6.750%, 05/01/2029 (C)		10,000	10,350
Gray Oak Pipeline LLC 3.450%, 10/15/2027 (C)		60,000	61,696
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032		60,000	63,752
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	$100,000	$102,125
Lennar Corp. 4.750%, 11/29/2027	35,000	41,519
Matador Resources Company 5.875%, 09/15/2026	120,000	103,272
McKesson Corp. 4.750%, 05/30/2029	35,000	43,106
MSCI, Inc. 3.875%, 02/15/2031 (C)	127,000	134,144
PDC Energy, Inc. 5.750%, 05/15/2026	100,000	99,500
Post Holdings, Inc. 4.625%, 04/15/2030 (C)	40,000	41,760
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	40,000	43,400
Reynolds American, Inc. 5.850%, 08/15/2045	130,000	166,100
Standard Industries, Inc. 4.375%, 07/15/2030 (C)	62,000	65,565
Sysco Corp. 6.600%, 04/01/2040	30,000	44,273
The Boeing Company 5.040%, 05/01/2027	200,000	229,081
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	24,000	26,940
The William Carter Company 5.625%, 03/15/2027 (C)	54,000	56,903
TransDigm, Inc. 6.250%, 03/15/2026 (C)	40,000	42,400
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	140,000	147,833
Wabtec Corp. 3.200%, 06/15/2025	20,000	21,430
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	51,000	55,844
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)	65,000	71,988
		3,095,703
TOTAL CORPORATE BONDS (Cost $3,359,283)		$3,448,872
CONVERTIBLE BONDS - 0.4%
Israel - 0.0%
SolarEdge Technologies, Inc., 0.000%, 09/15/2025 (C)	5,000	6,356
United States - 0.4%
Bandwidth, Inc., 0.250%, 03/01/2026 (C)	5,000	8,822
Etsy, Inc., 0.125%, 10/01/2026	3,000	5,836
FTI Consulting, Inc., 2.000%, 08/15/2023	5,000	6,095
Health Catalyst, Inc., 2.500%, 04/15/2025 (C)	8,000	10,971
NuVasive, Inc., 0.375%, 03/15/2025 (C)	20,000	17,913
Penn National Gaming, Inc., 2.750%, 05/15/2026	7,000	21,755
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (C)	15,000	18,115
Proofpoint, Inc., 0.250%, 08/15/2024	4,000	3,959
Southwest Airlines Company, 1.250%, 05/01/2025	15,000	22,125
Splunk, Inc., 1.125%, 06/15/2027 (C)	10,000	11,261
Square, Inc., 0.125%, 03/01/2025 (C)	10,000	18,448

57

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
The Middleby Corp., 1.000%, 09/01/2025 (C)	$8,000	$10,065
Workday, Inc., 0.250%, 10/01/2022	10,000	15,968
		171,333
TOTAL CONVERTIBLE BONDS (Cost $141,242)		$177,689
MUNICIPAL BONDS - 3.2%
United States - 3.2%
Chicago Transit Authority (Illinois) 3.552%, 12/01/2034	95,000	102,896
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	10,000	11,008
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	10,000	14,178
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	20,000	20,228
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	15,000	15,068
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	25,000	31,830
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	60,000	73,634
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	50,000	50,409
City of Tampa (Florida) 2.974%, 09/01/2036 (E)	20,000	12,521
Commonwealth of Massachusetts 2.514%, 07/01/2041	130,000	132,319
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	20,000	25,545
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	20,000	25,745
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	30,000	37,084
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	30,000	30,480
District of Columbia 3.432%, 04/01/2042	85,000	88,220
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	35,000	41,610
Iowa Finance Authority 3.250%, 07/01/2050	10,000	11,068
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	25,000	28,645
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	50,000	56,064
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	15,000	17,584
New York City Transitional Finance Authority 4.000%, 05/01/2045	20,000	23,590
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Orange County Convention Center (Florida) 5.000%, 10/01/2031	$15,000	$17,216
Port Authority of New York & New Jersey 4.000%, 03/15/2030	50,000	59,048
Port Authority of New York & New Jersey 5.000%, 09/15/2033	30,000	37,025
Port of Seattle (Washington) 5.000%, 04/01/2039	40,000	48,886
Port of Seattle (Washington) 5.000%, 10/01/2031	30,000	35,144
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	75,000	91,865
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039	15,000	17,530
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051	20,000	20,036
State of Hawaii Airports System Revenue 5.000%, 07/01/2033	70,000	89,538
State of Hawaii Airports System Revenue 4.000%, 07/01/2035	20,000	23,124
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054	30,000	38,292
TOTAL MUNICIPAL BONDS (Cost $1,266,758)		$1,327,430
TERM LOANS (F) - 9.0%
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024	100,000	97,194
Netherlands - 0.2%
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.141%, 04/30/2028	100,000	97,958
United States - 8.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.646%, 02/15/2027	99,500	97,303
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%), 2.646%, 04/04/2024	99,229	97,158
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.646%, 08/04/2025	93,939	94,449
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%), 3.146%, 08/04/2022	99,047	98,551
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%), 5.750%, 09/25/2024	99,487	99,381
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.151%, 11/07/2025	99,239	96,661
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.345%, 09/15/2023	98,771	97,229

58

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
United States (continued)
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%), 4.646%, 07/21/2025	$110,000	$108,882
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 08/01/2024	99,233	97,662
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.146%, 10/16/2026	99,500	98,608
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (3 month LIBOR + 3.750%), 4.750%, 04/09/2027	219,450	218,559
Diamond BC BV, USD Term Loan (1 and 3 month LIBOR + 3.000%), 3.214%, 09/06/2024	99,489	97,271
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.899%, 08/01/2027	97,661	96,091
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.146%, 01/31/2026	99,497	97,458
Frontier Communications Corp., 2020 DIP Exit Term Loan, TBD 10/08/2021 (G)	100,000	99,875
Go Daddy Operating Company LLC, 2020 Term Loan B3 (1 month LIBOR + 2.500%), 2.646%, 08/10/2027	99,750	99,334
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.649%, 01/02/2026	100,000	98,420
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%), 4.000%, 10/19/2027	100,000	99,205
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.965%, 04/25/2025	99,239	96,758
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025	99,499	99,529
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	100,000	99,438
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%), 3.188%, 12/18/2024	99,248	98,690
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan, TBD 11/18/2027 (G)	100,000	99,208
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.400%, 05/15/2024	99,496	96,345
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	86,384	85,110
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.650%, 11/06/2024	99,235	98,590
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.396%, 10/20/2025	99,494	93,027
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.646%, 02/01/2027	99,250	97,761
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
United States (continued)
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.396%, 03/12/2027	$45,333	$44,979
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	99,750	99,345
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.396%, 12/31/2025	99,242	96,885
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.896%, 04/16/2025	51,679	50,795
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.896%, 04/16/2025	39,140	38,470
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%), 3.893%, 02/06/2026	99,500	98,801
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%), 4.750%, 05/04/2026	100,000	100,114
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.396%, 05/30/2025	99,250	96,087
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	95,509	95,430
		3,577,459
TOTAL TERM LOANS (Cost $3,638,876)		$3,772,611
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Commercial and residential - 6.0%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(H)	50,000	51,519
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (C)(H)	69,729	70,718
Series 2019-1, Class A1, 3.805%, 01/25/2049 (C)(H)	72,177	74,731
BFLD Trust
Series 2020-EYP, Class A (1 month LIBOR + 1.150%), 1.291%, 10/15/2035 (C)(I)	45,000	45,064
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%), 2.200%, 11/15/2022 (C)(I)	10,000	10,019
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	69,700	72,580
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A (1 month LIBOR + 0.671%), 0.812%, 03/15/2037 (C)(I)	15,000	14,982
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.891%, 11/15/2035 (C)(I)	39,445	39,421
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.061%, 10/15/2036 (C)(I)	94,930	94,930

59

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.221%, 10/15/2036 (C)(I)	$94,930	$94,751
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.391%, 10/15/2036 (C)(I)	94,930	94,692
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.211%, 12/15/2037 (C)(I)	100,000	99,937
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.931%, 12/15/2047 (C)(H)	100,000	100,831
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(H)	35,541	35,919
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(H)	57,121	57,562
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(H)	58,989	59,699
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	45,000	49,176
Series 2014-CR20, Class AM, 3.938%, 11/10/2047	50,000	54,132
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.712%, 04/25/2048 (C)(H)	25,000	25,986
Series 2015-K49, Class B, 3.848%, 10/25/2048 (C)(H)	75,000	81,443
Series 2016-K55, Class B, 4.298%, 04/25/2049 (C)(H)	25,000	27,893
Series 2016-K60, Class B, 3.657%, 12/25/2049 (C)(H)	11,000	11,940
Series 2017-K63, Class C, 4.004%, 02/25/2050 (C)(H)	35,000	37,001
Series 2017-K65, Class B, 4.214%, 07/25/2050 (C)(H)	40,000	44,662
Series 2018-K72, Class B, 4.117%, 12/25/2050 (C)(H)	15,000	16,805
Series 2019-K99, Class B, 3.765%, 10/25/2052 (C)(H)	40,000	44,150
Series 2020-K104, Class C, 3.660%, 02/25/2052 (C)(H)	25,000	25,369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class BFX, 3.065%, 01/16/2037 (C)	45,000	45,947
JPMorgan Mortgage Trust, Series 2019-7, Class A11 (1 month LIBOR + 0.900%), 1.050%, 02/25/2050 (C)(I)	50,102	50,099
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.178%, 03/15/2037 (C)(I)	96,421	96,392
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(H)	83,626	89,960
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B, 3.694%, 12/15/2048 (H)	$45,000	$46,262
Series 2013-C8, Class C, 4.191%, 12/15/2048 (H)	65,000	65,159
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.741%, 11/15/2034 (C)(I)	40,000	38,908
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.341%, 07/15/2035 (C)(I)	25,000	23,968
MSCG Trust, Series 2018-SELF, Class A (1 month LIBOR + 0.900%), 1.041%, 10/15/2037 (C)(I)	75,000	75,001
New Residential Mortgage Loan Trust, Series 2020-NPL1, Class A1, 4.335%, 07/25/2060 (C)	95,715	95,888
PRPM LLC, Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(H)	83,599	84,057
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(H)	42,162	42,495
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	78,797	80,261
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(H)	43,262	44,477
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.383%, 06/15/2044 (C)(H)	90,000	88,653
Series 2011-C5, Class C, 5.844%, 11/15/2044 (C)(H)	100,000	100,992
		2,504,431
U.S. Government Agency - 3.5%
Federal Home Loan Mortgage Corp.
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.350%, 10/25/2029 (I)	40,280	40,349
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.950%, 07/25/2030 (I)	86,734	85,101
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.450%, 09/25/2030 (I)	27,694	27,383
Series 2020-DNA1, Class M1 (1 month LIBOR + 0.700%), 0.850%, 01/25/2050 (C)(I)	32,501	32,525
Series 2020-DNA1, Class M2 (1 month LIBOR + 1.700%), 1.850%, 01/25/2050 (C)(I)	50,000	49,516
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.888%, 10/25/2050 (C)(I)	25,000	25,141
Series 2020-HQA1, Class M1 (1 month LIBOR + 0.750%), 0.900%, 01/25/2050 (C)(I)	11,150	11,163
Series 2020-HQA2, Class M1 (1 month LIBOR + 1.100%), 1.250%, 03/25/2050 (C)(I)	49,836	49,881

60

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.250%, 03/25/2050 (C)(I)	$75,000	$75,213
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.900%, 07/25/2050 (C)(I)	45,000	47,139
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.750%, 07/25/2050 (C)(I)	30,000	30,451
Series 2020-HQA4, Class M1 (1 month LIBOR + 1.300%), 1.450%, 09/25/2050 (C)(I)	45,000	45,061
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.300%, 09/25/2050 (C)(I)	10,000	10,093
Series K066, Class X1 IO, 0.888%, 06/25/2027	286,053	12,377
Series K103, Class X1 IO, 0.756%, 11/25/2029	224,857	11,344
Series K104, Class X3 IO, 1.961%, 02/25/2047	100,000	14,073
Series K105, Class X1 IO, 1.645%, 01/25/2030	169,927	20,178
Series K113, Class X1 IO, 1.490%, 06/25/2030	99,999	11,171
Series K115, Class X3 IO, 3.060%, 09/25/2048	100,000	22,498
Series K-1515, Class X1 IO, 1.639%, 02/25/2035	99,970	15,954
Series K737, Class X1 IO, 0.751%, 10/25/2026	113,835	3,728
Series K740, Class X1 IO, 0.761%, 09/25/2027	100,000	4,567
Federal National Mortgage Association
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.800%, 09/25/2029 (I)	75,313	76,533
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.150%, 10/25/2029 (I)	54,760	55,387
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 3.000%, 11/25/2029 (I)	64,923	65,165
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.750%, 01/25/2030 (I)	25,000	24,812
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.350%, 01/25/2030 (I)	43,905	43,659
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%), 4.600%, 02/25/2030 (I)	10,000	10,000
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.950%, 02/25/2030 (I)	62,230	62,545
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.150%, 05/25/2030 (I)	67,000	67,000
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.150%, 08/25/2030 (I)	15,000	15,018
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%), 2.300%, 10/25/2030 (I)	$55,616	$55,126
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.500%, 04/25/2031 (C)(I)	115,000	115,000
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.300%, 11/25/2039 (C)(I)	45,830	44,534
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.250%, 06/25/2039 (C)(I)	16,675	16,612
Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%), 2.250%, 09/25/2039 (C)(I)	17,000	16,931
Series 2020-R01, Class 1M1 (1 month LIBOR + 0.800%), 0.950%, 01/25/2040 (C)(I)	33,992	34,010
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%), 2.200%, 01/25/2040 (C)(I)	55,000	54,355
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.150%, 01/25/2040 (C)(I)	60,000	52,258
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.150%, 01/25/2040 (C)(I)	20,000	19,769
		1,473,620
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,757,487)		$3,978,051
ASSET BACKED SECURITIES - 4.7%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	67,002	67,562
Series 2019-4, Class A3, 1.840%, 06/17/2024	120,000	121,901
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (C)	39,848	40,136
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.721%, 02/18/2025 (I)	100,000	100,339
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 02/18/2026	65,000	65,361
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	30,000	30,234
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.000%, 11/19/2021 (C)	13,077	13,103
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (C)	23,343	23,395
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047 (C)	48,625	51,684
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	53,350	57,201

61

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Drive Auto Receivables Trust
Series 2019-1, Class C, 3.780%, 04/15/2025	$35,000	$35,789
Series 2020-1, Class C, 2.360%, 03/16/2026	30,000	30,732
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (C)	96,272	97,045
Ford Credit Auto Lease Trust, Series 2020-B, Class A4, 0.690%, 10/15/2023	15,000	15,092
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (C)	100,000	100,417
Series 2017-C, Class A3, 2.010%, 03/15/2022	7,140	7,153
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	35,000	41,263
GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.950%, 05/22/2023	35,000	35,699
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.810%, 12/16/2022	48,968	49,480
Series 2020-2, Class A4, 1.740%, 08/18/2025	10,000	10,369
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 07/25/2022 (C)	24,003	24,018
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 06/21/2023	59,000	60,185
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	25,878	26,011
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 08/25/2058 (C)(H)	68,789	72,490
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	15,000	15,260
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	42,665	43,153
Series 2020-1, Class A3, 2.030%, 02/15/2024	5,000	5,075
Series 2020-2, Class B, 0.960%, 11/15/2024	15,000	15,089
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	44,663	47,394
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (C)	98,000	99,516
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (C)(H)	55,747	57,424
Toyota Auto Receivables Owner Trust
Series 2019-C, Class A2A, 2.000%, 04/15/2022	16,794	16,861
Series 2020-C, Class A4, 0.570%, 10/15/2025	95,000	95,392
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.188%, 07/15/2044 (C)	34,563	36,181
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Vericrest Opportunity Loan Trust, Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (C)	$80,799	$81,403
Westlake Automobile Receivables Trust
Series 2020-1A, Class A2, 1.440%, 09/15/2023 (C)	136,764	137,595
Series 2019-A1, Class D, 3.670%, 03/15/2024 (C)	50,000	51,656
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	86,118	87,867
TOTAL ASSET BACKED SECURITIES (Cost $1,947,594)		$1,966,525
COMMON STOCKS - 0.1%
United States - 0.1%
Oasis Petroleum, Inc. (B)	756	25,855
TOTAL COMMON STOCKS (Cost $49,953)		$25,855
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	160	8,298
TOTAL PREFERRED SECURITIES (Cost $8,288)		$8,298
EXCHANGE-TRADED FUNDS - 5.9%
iShares JP Morgan USD Emerging Markets Bond ETF	15,700	1,793,725
SPDR Blackstone/GSO Senior Loan ETF	5,000	225,600
SPDR Bloomberg Barclays Convertible Securities ETF	5,700	446,196
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,366,017)		$2,465,521
PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Bank of America Corp.) (B)(J)	1,845,000	5,900
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Morgan Stanley & Co. International PLC) (B)(J)	1,845,000	5,900
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Morgan Stanley & Co. International PLC) (B)(J)	2,720,000	8,697
		20,497
TOTAL PURCHASED OPTIONS (Cost $25,873)		$20,497
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government - 0.5%
U.S. Treasury Bill 0.068%, 12/22/2020 *	$200,000	199,991

62

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds - 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (K)	1,930,262	$1,930,262
TOTAL SHORT-TERM INVESTMENTS (Cost $2,130,254)		$2,130,253
Total Investments (Opportunistic Fixed Income Fund) (Cost $41,863,337) - 102.3%		$42,874,827
Other assets and liabilities, net - (2.3%)		(973,381)
TOTAL NET ASSETS - 100.0%		$41,901,446
SALE COMMITMENTS OUTSTANDING - (0.5%)
U.S. Government Agency - (0.5)%
Federal National Mortgage Association 2.000%, TBA (A)	$(190,000)	$(197,367)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(196,739))		$(197,367)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
Opportunistic Fixed Income Fund (continued)
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,515,542 or 13.2% of the fund's net assets as of 11-30-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 11-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	3	Long	Dec 2020	$324,805	$327,124	$2,319
10-Year Canada Government Bond Futures	1	Long	Mar 2021	114,816	114,607	(209)
10-Year U.S. Treasury Note Futures	7	Long	Mar 2021	965,468	967,203	1,735
U.S. Treasury Long Bond Futures	3	Long	Mar 2021	522,662	524,719	2,057
Ultra U.S. Treasury Bond Futures	5	Long	Mar 2021	1,082,626	1,080,155	(2,471)
10-Year Mini Japan Government Bond Futures	1	Short	Dec 2020	(145,447)	(145,594)	(147)
2-Year U.S. Treasury Note Futures	3	Short	Mar 2021	(662,298)	(662,555)	(257)
5-Year U.S. Treasury Note Futures	2	Short	Mar 2021	(251,746)	(252,063)	(317)
Euro-BTP Italian Government Bond Futures	2	Short	Dec 2020	(359,583)	(360,623)	(1,040)
Euro-OAT Futures	6	Short	Dec 2020	(1,207,505)	(1,215,348)	(7,843)
German Euro BUND Futures	6	Short	Dec 2020	(1,246,188)	(1,254,282)	(8,094)
U.K. Long Gilt Bond Futures	3	Short	Mar 2021	(536,109)	(536,686)	(577)
						$(14,844)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
63

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,588,000	USD	1,166,989	GSI	12/31/2020	—	$(930)
BRL	3,417,000	USD	646,786	CITI	12/2/2020	—	(8,977)
BRL	3,417,000	USD	640,884	MSI	12/2/2020	—	(3,074)
BRL	3,417,000	USD	632,263	MSI	12/30/2020	$5,320	—
CAD	399,000	USD	306,266	GSI	12/31/2020	1,039	—
CHF	93,000	USD	102,053	BARC	12/30/2020	407	—
CLP	68,143,000	USD	87,978	CITI	12/30/2020	1,520	—
CLP	388,381,000	USD	502,076	GSI	12/30/2020	8,013	—
CNY	2,663,000	USD	402,676	MSI	12/31/2020	944	—
COP	780,500,000	USD	213,649	GSI	12/30/2020	3,126	—
CZK	15,984,000	USD	722,499	BARC	12/31/2020	4,239	—
EUR	561,406	USD	666,283	JPM	12/31/2020	4,058	—
GBP	1,042,000	USD	1,386,839	GSI	12/31/2020	3,036	—
INR	16,475,000	USD	223,159	CITI	12/1/2020	—	(693)
INR	42,147,000	USD	568,785	JPM	12/1/2020	336	—
INR	25,672,000	USD	347,736	MSI	12/1/2020	—	(1,080)
JPY	192,587,000	USD	1,840,057	MSI	12/30/2020	5,896	—
KRW	797,178,000	USD	716,887	JPM	12/30/2020	2,131	—
MXN	14,592,000	USD	725,670	CITI	12/31/2020	—	(5,793)
PHP	2,683,000	USD	55,405	JPM	12/1/2020	398	—
PHP	2,683,000	USD	55,595	JPM	12/29/2020	91	—
PLN	409,000	USD	108,715	BARC	12/30/2020	282	—
RUB	31,046,000	USD	407,247	BARC	12/30/2020	—	(1,837)
SEK	6,320,000	USD	735,473	MSI	12/30/2020	1,936	—
TRY	3,719,000	USD	462,214	GSI	12/31/2020	8,365	—
USD	335,748	AUD	455,000	CITI	12/31/2020	1,644	—
USD	1,338,216	AUD	1,821,000	GSI	12/31/2020	1,066	—
USD	640,884	BRL	3,417,000	CITI	12/2/2020	3,074	—
USD	632,754	BRL	3,417,000	MSI	12/2/2020	—	(5,055)
USD	632,263	BRL	3,417,000	MSI	12/30/2020	—	(5,320)
USD	2,450,898	CAD	3,193,000	GSI	12/31/2020	—	(8,317)
USD	154,659	CAD	200,000	MSI	12/31/2020	621	—
USD	802,761	CHF	731,000	BARC	12/30/2020	—	(2,596)
USD	717,204	COP	2,620,077,000	GSI	12/30/2020	—	(10,494)
USD	488,723	EUR	407,000	CITI	12/31/2020	2,750	—
USD	3,878,498	EUR	3,268,000	JPM	12/31/2020	—	(23,621)
USD	2,391	EUR	2,000	MSI	12/31/2020	2	—
USD	230,253	GBP	173,000	GSI	12/31/2020	—	(504)
USD	482,013	GBP	361,000	JPM	12/31/2020	492	—
USD	711,620	HUF	216,674,000	CITI	12/30/2020	—	(8,915)
USD	1,607,885	IDR	22,893,071,000	MSI	12/23/2020	—	(5,439)
USD	1,293,345	ILS	4,320,000	BOA	12/31/2020	—	(12,784)
USD	222,443	INR	16,475,000	CITI	12/1/2020	—	(23)
USD	570,895	INR	42,147,000	JPM	12/1/2020	1,773	—
USD	347,812	INR	25,672,000	MSI	12/1/2020	1,157	—
USD	567,216	INR	42,147,000	JPM	12/31/2020	—	(461)
USD	623,307	JPY	64,900,000	CITI	12/30/2020	1,238	—
USD	3,065,268	JPY	320,822,000	MSI	12/30/2020	—	(9,822)
USD	3,013,068	KRW	3,350,532,000	JPM	12/30/2020	—	(8,958)
USD	671,713	MXN	13,507,000	CITI	12/31/2020	5,362	—
USD	452,938	NOK	4,069,000	BOA	12/30/2020	—	(4,552)
USD	721,188	NZD	1,035,000	MSI	12/31/2020	—	(4,598)
USD	55,664	PHP	2,683,000	JPM	12/1/2020	—	(139)
USD	1,445,304	RUB	110,181,000	BARC	12/30/2020	6,520	—
USD	743,001	SGD	999,000	CITI	12/31/2020	—	(1,891)
USD	603,787	THB	18,337,000	BOA	12/30/2020	—	(2,305)
USD	549,923	ZAR	8,488,000	MSI	12/31/2020	3,913	—
						$80,749	$(138,178)
64

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	5,770,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(1,011)	$(16,526)	$(17,537)
CITI	6,440,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(26,283)	(26,283)
CITI	9,190,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(20,167)	(7,754)	(27,921)
CITI	6,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(11,035)	(7,444)	(18,479)
CITI	906,430,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	(6,120)	(6,120)
								$(32,213)	$(64,127)	$(96,340)
Centrally cleared	1,580,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	286	8,973	9,259
Centrally cleared	9,180,000	ZAR	Fixed 7.190%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Dec 2030	(1,093)	(9,335)	(10,428)
								$(807)	$(362)	$(1,169)
								$(33,020)	$(64,489)	$(97,509)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Indonesia	410,000	USD	$410,000	1.000%	Quarterly	Dec 2025	$(5,411)	$(923)	$(6,334)
CITI	Government of Malaysia	80,000	USD	80,000	1.000%	Quarterly	Jun 2025	(1,287)	(1,324)	(2,611)
CITI	People's Republic of China	65,000	USD	65,000	1.000%	Quarterly	Jun 2025	(1,581)	(713)	(2,294)
CITI	Government of Mexico	165,000	USD	165,000	1.000%	Quarterly	Dec 2025	(896)	(477)	(1,373)
CITI	Government of Mexico	245,000	USD	245,000	1.000%	Quarterly	Dec 2025	(1,148)	(890)	(2,038)
GSI	People's Republic of China	850,000	USD	850,000	1.000%	Quarterly	Dec 2024	(19,496)	(9,305)	(28,801)
GSI	Government of Russia	10,000	USD	10,000	1.000%	Quarterly	Jun 2025	(9)	(138)	(147)
GSI	Republic of Colombia	125,000	USD	125,000	1.000%	Quarterly	Dec 2025	(308)	(688)	(996)
GSI	Republic of Colombia	140,000	USD	140,000	1.000%	Quarterly	Dec 2025	(138)	(978)	(1,116)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(6,989)	(133)	(7,122)
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(58,680)	(17,908)	(76,588)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(61,908)	(17,322)	(79,230)
MSI	Federative Republic of Brazil	5,000	USD	5,000	1.000%	Quarterly	Jun 2025	283	(176)	107
MSI	Republic of Indonesia	50,000	USD	50,000	1.000%	Quarterly	Jun 2025	437	(1,321)	(884)
MSI	Government of Malaysia	400,000	USD	400,000	1.000%	Quarterly	Dec 2025	(12,923)	(574)	(13,497)
MSI	Republic of Colombia	80,000	USD	80,000	1.000%	Quarterly	Dec 2025	(474)	(164)	(638)
MSI	Republic of Colombia	65,000	USD	65,000	1.000%	Quarterly	Dec 2025	(288)	(230)	(518)
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	9,906	82,274	92,180
MSI	CMBX.NA.AAA.11	600,000	USD	600,000	0.500%	Monthly	Nov 2054	(5,056)	(1,513)	(6,569)
MSI	CMBX.NA.BBB-.8	460,000	USD	460,000	3.000%	Monthly	Oct 2057	21,935	71,416	93,351
MSI	CMBX.NA.AAA.12	610,000	USD	610,000	0.500%	Monthly	Aug 2061	(470)	(3,438)	(3,908)
MSI	CMBX.NA.AAA.13	610,000	USD	610,000	0.500%	Monthly	Dec 2072	4,311	(4,811)	(500)
				$10,210,000				$(140,190)	$90,664	$(49,526)
Centrally cleared	iTraxx Europe Crossover Series 33 Version 4	105,601	EUR	119,039	5.000%	Quarterly	Jun 2025	(6,530)	(7,889)	(14,419)
				$119,039				$(6,530)	$(7,889)	$(14,419)
				$10,329,039				$(146,720)	$82,775	$(63,945)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	5.051%	50,000	USD	$50,000	3.000%	Monthly	Nov 2054	$(8,639)	$2,805	$(5,834)
GSI	CMBX.NA.BBB-.10	6.300%	25,000	USD	25,000	3.000%	Monthly	Nov 2059	(4,796)	785	(4,011)
					$75,000				$(13,435)	$3,590	$(9,845)
Centrally cleared	CDX.NA.HY.34	2.904%	115,000	USD	115,000	5.000%	Quarterly	Jun 2025	185	11,051	11,236
Centrally cleared	CDX.NA.IG.34	0.637%	6,275,000	USD	6,275,000	1.000%	Quarterly	Jun 2025	33,033	81,881	114,914
Centrally cleared	iTraxx Europe Series 33 Version 1	0.496%	315,000	EUR	355,084	1.000%	Quarterly	Jun 2025	6,064	3,363	9,427
65

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.35	0.501%	4,090,000	USD	$4,090,000	1.000%	Quarterly	Dec 2025	$74,003	$35,854	$109,857
					$10,835,084				$113,285	$132,149	$245,434
					$10,910,084				$99,850	$135,739	$235,589
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,500,000	Jun 2021	GSI	$602	$(95,088)	$(94,486)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	1,220,000	Mar 2021	MSI	242	(6,080)	(5,838)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,200,000	Mar 2021	JPM	(226)	40,342	40,116
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	165,000	Mar 2021	MSI	(33)	4,668	4,635
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	35,000	Mar 2021	MSI	(7)	990	983
								$578	$(55,168)	$(54,590)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
66

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Consumer discretionary – 4.8%
Hotels, restaurants and leisure – 4.8%
Casinos and gaming – 1.6%
Caesars Entertainment, Inc. (A)	69,689	$4,747,215
Hotels, resorts and cruise lines – 1.0%
Hyatt Hotels Corp., Class A	41,897	3,015,327
Leisure facilities – 2.2%
Vail Resorts, Inc.	22,881	6,311,495
		14,074,037
Health care – 0.4%
Health care providers and services – 0.4%
Health care facilities – 0.4%
Brookdale Senior Living, Inc. (A)	121,522	515,253
HCA Healthcare, Inc.	6,000	900,660
		1,415,913
Real estate – 92.8%
Equity real estate investment trusts – 92.8%
Health care REITs – 7.5%
Community Healthcare Trust, Inc.	31,477	1,421,501
Healthpeak Properties, Inc.	446,206	12,877,505
Medical Properties Trust, Inc.	394,761	7,658,363
		21,957,369
Hotel and resort REITs – 3.6%
MGM Growth Properties LLC, Class A	130,899	4,001,582
Pebblebrook Hotel Trust	216,629	4,007,637
Ryman Hospitality Properties, Inc.	38,897	2,496,798
		10,506,017
Industrial REITs – 15.3%
Americold Realty Trust	120,374	4,108,365
Innovative Industrial Properties, Inc.	28,854	4,433,706
Prologis, Inc.	276,936	27,707,447
Rexford Industrial Realty, Inc.	182,417	8,741,423
		44,990,941
Office REITs – 11.5%
Alexandria Real Estate Equities, Inc.	69,699	11,411,817
Boston Properties, Inc.	87,078	8,547,576
Douglas Emmett, Inc.	200,444	6,207,751
JBG SMITH Properties	76,200	2,342,388
SL Green Realty Corp.	91,870	5,319,273
		33,828,805
Residential REITs – 18.0%
American Homes 4 Rent, Class A	383,378	11,010,616
Camden Property Trust	96,167	9,504,185
Independence Realty Trust, Inc.	446,552	5,751,590
NexPoint Residential Trust, Inc.	110,447	4,893,907
Sun Communities, Inc.	72,722	10,108,358
Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

UDR, Inc.	303,110	$11,660,642
		52,929,298
Retail REITs – 9.3%
Agree Realty Corp.	54,361	3,582,390
Brixmor Property Group, Inc.	826,290	12,617,448
Retail Opportunity Investments Corp.	488,215	6,337,031
Simon Property Group, Inc.	58,169	4,803,014
		27,339,883
Specialized REITs – 27.6%
American Tower Corp.	49,222	11,380,126
Crown Castle International Corp.	71,868	12,042,921
Equinix, Inc.	29,817	20,806,004
Extra Space Storage, Inc.	53,444	6,024,742
Four Corners Property Trust, Inc.	105,557	2,956,652
Life Storage, Inc.	69,424	7,617,201
PotlatchDeltic Corp.	113,310	5,273,447
QTS Realty Trust, Inc., Class A	70,403	4,182,642
VICI Properties, Inc.	420,593	10,636,798
		80,920,533
		272,472,846
TOTAL COMMON STOCKS (Cost $252,122,802)		$287,962,796
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (B)	8,137,223	8,137,223
TOTAL SHORT-TERM INVESTMENTS (Cost $8,137,223)		$8,137,223
Total Investments (Real Estate Securities Fund) (Cost $260,260,025) – 100.8%		$296,100,019
Other assets and liabilities, net – (0.8%)		(2,452,255)
TOTAL NET ASSETS – 100.0%		$293,647,764
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-20.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 17.2%
Entertainment – 0.4%
NetEase, Inc., ADR	5,550	$501,554
Netflix, Inc. (A)	1,190	583,933
Spotify Technology SA (A)	565	164,624
Take-Two Interactive Software, Inc. (A)	950	171,485

67

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	17,700	$146,025
		1,567,621
Interactive media and services – 16.5%
Alphabet, Inc., Class A (A)	1,345	2,359,668
Alphabet, Inc., Class C (A)	14,182	24,970,811
Baidu, Inc., ADR (A)	27,767	3,859,335
Facebook, Inc., Class A (A)	51,840	14,358,125
Mail.Ru Group, Ltd., GDR (A)	174,371	5,022,962
NAVER Corp.	4,036	1,016,096
Pinterest, Inc., Class A (A)	50,142	3,510,943
Snap, Inc., Class A (A)	43,205	1,919,166
Tencent Holdings, Ltd.	6,200	451,966
Zillow Group, Inc., Class A (A)	1,870	206,355
		57,675,427
Media – 0.3%
News Corp., Class A	49,305	870,233
		60,113,281
Consumer discretionary – 18.0%
Automobiles – 0.5%
Tesla, Inc. (A)	2,815	1,597,794
Internet and direct marketing retail – 17.5%
Alibaba Group Holding, Ltd., ADR (A)	20,723	5,457,609
Amazon.com, Inc. (A)	4,073	12,903,427
boohoo Group PLC (A)	303,858	1,274,884
Booking Holdings, Inc. (A)	5,156	10,458,688
Delivery Hero SE (A)(B)	22,120	2,689,510
Etsy, Inc. (A)	16,690	2,682,083
Expedia Group, Inc.	4,360	542,776
JD.com, Inc., ADR (A)	4,900	418,215
Naspers, Ltd., N Shares	14,110	2,836,631
Ozon Holdings PLC, ADR (A)	4,316	172,726
Tongcheng-Elong Holdings, Ltd. (A)	860,800	1,603,760
Trip.com Group, Ltd., ADR (A)	303,289	10,187,478
Zalando SE (A)(B)	96,763	9,828,910
		61,056,697
		62,654,491
Health care – 0.9%
Health care equipment and supplies – 0.6%
Intuitive Surgical, Inc. (A)	2,878	2,089,572
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	3,875	1,072,871
		3,162,443
Industrials – 0.5%
Electrical equipment – 0.5%
Array Technologies, Inc. (A)	31,756	1,447,438
Bloom Energy Corp., Class A (A)(C)	9,880	242,258
		1,689,696
Information technology – 59.6%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	720	194,904
Cisco Systems, Inc.	75,328	3,240,611
F5 Networks, Inc. (A)	1,645	267,822
		3,703,337
Electronic equipment, instruments and components – 1.7%
Amphenol Corp., Class A	3,160	413,360
Cognex Corp.	4,580	344,141
Flex, Ltd. (A)	99,990	1,622,838
IPG Photonics Corp. (A)	2,880	596,189
Samsung SDI Company, Ltd.	6,404	3,091,830
		6,068,358
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 10.2%
Adyen NV (A)(B)	345	$659,003
Fidelity National Information Services, Inc.	7,232	1,073,301
Fiserv, Inc. (A)	9,680	1,114,942
Global Payments, Inc.	8,089	1,578,892
Mastercard, Inc., Class A	1,205	405,495
MongoDB, Inc. (A)	13,235	3,802,548
Okta, Inc. (A)	23,435	5,742,512
PayPal Holdings, Inc. (A)	19,945	4,270,623
Shopify, Inc., Class A (A)	1,205	1,313,908
Snowflake, Inc., Class A (A)(C)	2,955	962,857
Square, Inc., Class A (A)	22,405	4,726,559
Twilio, Inc., Class A (A)	27,260	8,725,653
Wix.com, Ltd. (A)	4,586	1,171,402
		35,547,695
Semiconductors and semiconductor equipment – 17.6%
Advanced Micro Devices, Inc. (A)	27,085	2,509,696
Applied Materials, Inc.	73,852	6,091,313
Cree, Inc. (A)(C)	8,200	741,198
Infineon Technologies AG	48,195	1,700,367
Lam Research Corp.	10,257	4,642,934
Marvell Technology Group, Ltd.	17,260	798,965
Maxim Integrated Products, Inc.	46,418	3,854,551
Micron Technology, Inc. (A)	206,615	13,241,955
NVIDIA Corp.	8,332	4,466,452
NXP Semiconductors NV	14,190	2,247,980
Qorvo, Inc. (A)	8,750	1,370,950
QUALCOMM, Inc.	65,593	9,653,322
Skyworks Solutions, Inc.	10,795	1,523,930
STMicroelectronics NV	28,240	1,112,495
STMicroelectronics NV, NYRS (C)	46,222	1,832,702
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	33,045	3,206,026
Teradyne, Inc.	14,275	1,575,104
Tokyo Electron, Ltd.	2,600	883,619
		61,453,559
Software – 20.1%
Alteryx, Inc., Class A (A)	8,555	1,025,231
Autodesk, Inc. (A)	1,570	439,961
Avalara, Inc. (A)	1,700	291,975
Citrix Systems, Inc.	43,625	5,406,010
Cloudflare, Inc., Class A (A)	5,775	433,587
Coupa Software, Inc. (A)	1,255	412,782
Crowdstrike Holdings, Inc., Class A (A)	24,630	3,775,286
Datadog, Inc., Class A (A)	14,130	1,397,740
DocuSign, Inc. (A)	9,245	2,106,751
FireEye, Inc. (A)	12,485	187,650
HubSpot, Inc. (A)	10,845	4,276,509
Intuit, Inc.	4,216	1,484,116
McAfee Corp., Class A (A)	59,424	953,755
Microsoft Corp.	39,523	8,460,689
NortonLifeLock, Inc.	164,153	2,992,509
Palo Alto Networks, Inc. (A)	4,180	1,228,586
Paycom Software, Inc. (A)	18,125	7,559,575
RingCentral, Inc., Class A (A)	12,980	3,855,709
salesforce.com, Inc. (A)	42,350	10,409,630
ServiceNow, Inc. (A)	1,145	612,060
Slack Technologies, Inc., Class A (A)(C)	35,251	1,511,563
Splunk, Inc. (A)	7,605	1,552,789
TeamViewer AG (A)(B)	32,331	1,541,327
The Trade Desk, Inc., Class A (A)	815	734,372
Varonis Systems, Inc. (A)	5,490	662,314
Workday, Inc., Class A (A)	7,576	1,703,009
Zendesk, Inc. (A)	3,405	454,568

68

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)	4,305	$2,059,340
Zscaler, Inc. (A)	17,270	2,689,803
		70,219,196
Technology hardware, storage and peripherals – 8.9%
Apple, Inc.	107,720	12,824,066
Pure Storage, Inc., Class A (A)	372,456	6,804,771
Samsung Electronics Company, Ltd.	186,840	11,262,856
Seagate Technology PLC	3,415	200,836
		31,092,529
		208,084,674
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
Equinix, Inc.	225	157,003
TOTAL COMMON STOCKS (Cost $225,331,692)		$335,861,588
PREFERRED SECURITIES – 0.6%
Communication services – 0.4%
Media – 0.4%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,541,412
Industrials – 0.2%
Road and rail – 0.2%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	621,526
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,162,938
EXCHANGE-TRADED FUNDS – 0.2%
iShares Expanded Tech Sector ETF	1,430	479,565
TOTAL EXCHANGE-TRADED FUNDS (Cost $355,414)		$479,565
TERM LOANS (F) – 0.1%
Communication services – 0.1%
Airbnb, Inc., Term Loan (1 month LIBOR + 7.500%) 8.500%, 04/17/2025	$319,200	344,835
TOTAL TERM LOANS (Cost $311,914)		$344,835
SHORT-TERM INVESTMENTS – 4.4%
Short-term funds – 4.3%
John Hancock Collateral Trust, 0.1952% (G)(H)	452,184	4,525,093
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (G)	2,951,975	2,951,975
T. Rowe Price Government Reserve Fund, 0.0904% (G)	7,429,482	7,429,482
		14,906,550
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $573,000 on 12-1-20, collateralized by $569,300 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $584,536)	$573,000	573,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,477,915)		$15,479,550
Total Investments (Science & Technology Fund) (Cost $243,464,202) – 101.5%		$354,328,476
Other assets and liabilities, net – (1.5%)		(5,204,060)
TOTAL NET ASSETS – 100.0%		$349,124,416
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Science & Technology Fund (continued)
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $4,425,468.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 11-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.9%
Communication services – 8.4%
Diversified telecommunication services – 1.4%
Alaska Communications Systems Group, Inc.	7,652	$23,415
Altice Europe NV (A)	74,647	392,694
Anterix, Inc. (A)	1,601	47,918
AT&T, Inc.	1,017,018	29,239,268
ATN International, Inc.	1,551	75,906
Bandwidth, Inc., Class A (A)	2,611	396,298
BCE, Inc. (B)	20,297	879,896
BT Group PLC	1,070,950	1,657,734
Cellnex Telecom SA (A)(C)	35,594	2,254,756
CenturyLink, Inc.	140,992	1,473,366
China Telecom Corp., Ltd., H Shares	1,419,296	427,101
China Tower Corp., Ltd., H Shares (C)	4,688,400	735,179
China Unicom Hong Kong, Ltd.	655,816	393,614
Chunghwa Telecom Company, Ltd.	421,479	1,606,528
Cincinnati Bell, Inc. (A)	6,812	103,611
Cogent Communications Holdings, Inc.	5,718	332,445
Consolidated Communications Holdings, Inc. (A)	9,958	55,765
Deutsche Telekom AG	398,425	7,192,994
Elisa OYJ	16,624	892,012
HKT Trust & HKT, Ltd.	161,322	210,849
IDT Corp., Class B (A)	2,364	28,179
Iliad SA	1,762	357,293
Infrastrutture Wireless Italiane SpA (C)	28,240	363,629
Iridium Communications, Inc. (A)	16,033	514,499
Koninklijke KPN NV	426,607	1,269,267
LG Uplus Corp.	25,120	271,272
Liberty Latin America, Ltd., Class A (A)	7,361	83,547
Liberty Latin America, Ltd., Class C (A)	20,201	228,473
Nippon Telegraph & Telephone Corp.	171,500	4,056,019
Ooma, Inc. (A)	2,982	46,549
Orange Polska SA (A)(B)	76,045	127,928
Orange SA	238,172	3,014,798
ORBCOMM, Inc. (A)	10,503	60,077
PCCW, Ltd.	152,000	92,242
Proximus SADP	11,470	239,465
Singapore Telecommunications, Ltd.	629,188	1,115,064
Singapore Telecommunications, Ltd.	229,178	410,338
Spark New Zealand, Ltd.	225,860	722,156
Swisscom AG	2,963	1,567,979

69

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telecom Italia SpA	1,012,319	$477,084
Telecom Italia SpA, Savings Shares	706,210	361,218
Telefonica Brasil SA	41,454	346,262
Telefonica Deutschland Holding AG	119,479	329,795
Telefonica SA	549,349	2,399,860
Telekom Malaysia BHD	103,218	127,733
Telekomunikasi Indonesia Persero Tbk PT	5,303,460	1,212,138
Telenor ASA	84,520	1,437,429
Telia Company AB (B)	293,310	1,247,002
Telstra Corp., Ltd.	499,491	1,127,180
TELUS Corp.	52,823	1,018,877
TPG Telecom, Ltd. (A)	44,105	248,996
True Corp. PCL, NVDR	1,163,500	125,302
United Internet AG	12,675	505,156
Verizon Communications, Inc.	590,663	35,681,952
Vonage Holdings Corp. (A)	31,610	406,505
		110,012,612
Entertainment – 1.4%
Activision Blizzard, Inc.	102,993	8,185,884
Alibaba Pictures Group, Ltd. (A)	1,240,500	166,549
AMC Entertainment Holdings, Inc., Class A (B)	7,613	32,508
Bilibili, Inc., ADR (A)(B)	12,500	785,750
Bollore SA	102,005	395,631
CD Projekt SA (A)	8,033	834,182
Cinemark Holdings, Inc.	40,952	632,708
Electronic Arts, Inc. (A)	38,535	4,922,846
Eros STX Global Corp. (A)	21,205	45,167
Gaia, Inc. (A)	1,967	19,611
Glu Mobile, Inc. (A)	19,996	202,160
HUYA, Inc., ADR (A)(B)	6,800	140,692
IMAX Corp. (A)	6,833	101,333
iQIYI, Inc., ADR (A)	23,900	534,404
Konami Holdings Corp.	12,500	651,450
Liberty Media Corp.-Liberty Braves, Class A (A)	1,943	48,905
Liberty Media Corp.-Liberty Braves, Class C (A)	4,512	112,800
Live Nation Entertainment, Inc. (A)	18,964	1,244,987
NCSoft Corp.	1,884	1,384,346
NetEase, Inc., ADR	43,620	3,941,939
Netflix, Inc. (A)	58,846	28,875,732
Netmarble Corp. (A)(C)	2,462	278,493
Nexon Company, Ltd.	64,700	1,951,339
Nintendo Company, Ltd.	14,939	8,476,122
Pearl Abyss Corp. (A)	654	122,429
Square Enix Holdings Company, Ltd.	12,200	746,038
Take-Two Interactive Software, Inc. (A)	15,256	2,753,861
Tencent Music Entertainment Group, ADR (A)	38,900	651,964
The Marcus Corp.	3,296	38,695
The Walt Disney Company	241,123	35,688,615
Toho Company, Ltd.	14,800	624,733
Ubisoft Entertainment SA (A)	10,838	1,027,741
Vivendi SA	98,848	2,963,313
World Wrestling Entertainment, Inc., Class A	11,478	494,013
		109,076,940
Interactive media and services – 3.9%
Adevinta ASA (A)	28,285	463,610
Alphabet, Inc., Class A (A)	40,597	71,223,377
Alphabet, Inc., Class C (A)	39,668	69,845,034
Auto Trader Group PLC (C)	114,070	848,439
Autohome, Inc., ADR	6,300	594,846
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Baidu, Inc., ADR (A)	28,900	$4,016,811
CarGurus, Inc. (A)	11,807	295,765
Cars.com, Inc. (A)	9,212	102,898
Eventbrite, Inc., Class A (A)(B)	8,762	146,939
EverQuote, Inc., Class A (A)	1,923	72,420
Facebook, Inc., Class A (A)	324,849	89,973,428
JOYY, Inc., ADR	6,200	552,234
Kakaku.com, Inc.	17,800	498,006
Kakao Corp.	6,478	2,158,976
Liberty TripAdvisor Holdings, Inc., Class A (A)	10,971	30,170
LINE Corp. (A)	4,300	221,579
Momo, Inc., ADR	16,100	231,518
NAVER Corp.	14,070	3,542,238
QuinStreet, Inc. (A)	6,459	115,261
REA Group, Ltd. (B)	6,267	667,145
Scout24 AG (C)	12,682	966,374
SEEK, Ltd.	39,680	753,308
SINA Corp. (A)	5,700	246,981
Tencent Holdings, Ltd.	607,812	44,308,084
TripAdvisor, Inc. (A)	23,625	616,613
TrueCar, Inc. (A)	14,729	60,094
Twitter, Inc. (A)	106,867	4,970,384
Weibo Corp., ADR (A)(B)	5,900	249,275
Yelp, Inc. (A)	26,618	850,179
Z Holdings Corp.	353,107	2,226,710
		300,848,696
Media – 1.0%
AMC Networks, Inc., Class A (A)(B)	12,563	414,202
Boston Omaha Corp., Class A (A)	1,957	45,363
Cable One, Inc.	1,332	2,638,252
Cardlytics, Inc. (A)	3,571	423,806
Charter Communications, Inc., Class A (A)	20,039	13,065,228
Cheil Worldwide, Inc.	8,187	153,648
China Literature, Ltd. (A)(B)(C)	32,200	244,249
Comcast Corp., Class A	610,745	30,683,829
comScore, Inc. (A)	9,627	24,549
CyberAgent, Inc.	13,400	915,769
Cyfrowy Polsat SA (B)	33,148	236,096
Daily Journal Corp. (A)	141	38,070
Dentsu Group, Inc.	28,744	929,197
Discovery, Inc., Series A (A)(B)	21,458	577,435
Discovery, Inc., Series C (A)	41,479	996,326
DISH Network Corp., Class A (A)	33,052	1,185,575
Entercom Communications Corp., Class A	16,772	40,756
Entravision Communications Corp., Class A	9,441	27,379
Fluent, Inc. (A)	6,465	22,240
Fox Corp., Class A	46,045	1,327,938
Fox Corp., Class B	20,985	595,554
Gannett Company, Inc. (A)	19,303	54,821
Gray Television, Inc. (A)	11,807	208,512
Grupo Televisa SAB (A)	321,697	517,160
Hakuhodo DY Holdings, Inc.	31,100	446,620
Hemisphere Media Group, Inc. (A)	2,443	26,287
iHeartMedia, Inc., Class A (A)	8,335	99,645
Informa PLC (A)	179,770	1,259,252
JCDecaux SA (A)	10,016	224,735
John Wiley & Sons, Inc., Class A	10,728	370,545
Loral Space & Communications, Inc.	1,901	43,685
Megacable Holdings SAB de CV	40,700	148,419
Meredith Corp.	5,543	112,800
MSG Networks, Inc., Class A (A)(B)	5,370	65,192

70

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
MultiChoice Group	46,048	$384,942
National CineMedia, Inc.	9,049	30,495
News Corp., Class A	52,126	920,024
News Corp., Class B	16,301	290,321
Omnicom Group, Inc.	28,787	1,813,581
Pearson PLC	90,230	768,441
Publicis Groupe SA	25,950	1,169,363
Quebecor, Inc., Class B	22,239	553,792
Schibsted ASA, B Shares (A)	11,537	419,587
Scholastic Corp.	4,091	97,039
SES SA	45,882	414,944
Shaw Communications, Inc., Class B	58,021	1,008,789
Sinclair Broadcast Group, Inc., Class A (B)	6,042	164,705
TechTarget, Inc. (A)	3,156	165,690
TEGNA, Inc.	83,440	1,202,370
Telenet Group Holding NV	3,202	136,943
The EW Scripps Company, Class A	7,733	98,673
The Interpublic Group of Companies, Inc.	52,240	1,163,907
The New York Times Company, Class A (B)	35,495	1,523,090
Tribune Publishing Company	2,279	27,530
ViacomCBS, Inc., Class B	75,532	2,664,769
WideOpenWest, Inc. (A)	7,178	58,788
WPP PLC	147,386	1,420,174
		74,661,091
Wireless telecommunication services – 0.7%
Advanced Info Service PCL, NVDR	123,200	714,845
America Movil SAB de CV, Series L	4,464,900	3,333,721
Axiata Group BHD	251,653	218,982
Boingo Wireless, Inc. (A)	6,203	87,772
China Mobile, Ltd.	653,470	3,898,081
DiGi.Com BHD	273,420	267,637
Empresa Nacional de Telecomunicaciones SA	14,638	88,879
Far EasTone Telecommunications Company, Ltd.	170,595	370,991
Globe Telecom, Inc.	2,895	117,157
Gogo, Inc. (A)(B)	7,653	80,663
Intouch Holdings PCL, NVDR (B)	232,600	426,345
KDDI Corp.	214,967	6,117,179
Maxis BHD	210,160	252,453
MTN Group, Ltd.	178,158	765,067
NTT DOCOMO, Inc. (B)	400	14,877
PLDT, Inc.	7,600	207,695
Rogers Communications, Inc., Class B	43,251	2,040,160
Shenandoah Telecommunications Company	6,553	291,215
SK Telecom Company, Ltd.	4,555	974,731
Softbank Corp.	381,500	4,700,410
SoftBank Group Corp.	208,752	14,386,409
Spok Holdings, Inc.	3,173	31,191
Taiwan Mobile Company, Ltd.	179,000	609,673
Tele2 AB, B Shares	59,357	766,882
Telephone & Data Systems, Inc.	24,472	464,479
TIM SA	92,189	232,133
T-Mobile US, Inc. (A)	83,041	11,039,471
Total Access Communication PCL, NVDR (B)	73,100	90,514
Turkcell Iletisim Hizmetleri AS (B)	80,988	153,048
Vodacom Group, Ltd. (B)	66,711	529,430
Vodafone Group PLC	3,220,758	5,255,109
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
XL Axiata Tbk PT	412,700	$70,418
		58,597,617
		653,196,956
Consumer discretionary – 12.5%
Auto components – 0.6%
Adient PLC (A)	35,099	1,098,248
Aisin Seiki Company, Ltd.	21,600	639,551
American Axle & Manufacturing Holdings, Inc. (A)	15,426	122,791
Aptiv PLC	70,960	8,422,952
BorgWarner, Inc.	64,238	2,495,646
Bridgestone Corp.	70,900	2,468,383
Cheng Shin Rubber Industry Company, Ltd.	191,730	285,840
Cie Generale des Etablissements Michelin SCA	20,240	2,517,639
Continental AG	13,143	1,778,917
Cooper Tire & Rubber Company	6,849	272,111
Cooper-Standard Holdings, Inc. (A)	2,346	79,576
Dana, Inc.	55,214	929,804
Denso Corp.	57,616	2,716,385
Dorman Products, Inc. (A)	3,614	333,825
Faurecia SE (A)	9,840	487,435
Fox Factory Holding Corp. (A)	15,814	1,380,088
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	51,500	246,214
Gentex Corp.	60,423	1,969,790
Gentherm, Inc. (A)	4,433	252,060
Hankook Tire & Technology Company, Ltd.	8,781	259,923
Hanon Systems	21,292	290,259
Hyundai Mobis Company, Ltd.	7,667	1,692,481
JTEKT Corp.	26,800	207,730
Koito Manufacturing Company, Ltd.	13,876	831,444
LCI Industries	3,348	421,111
Lear Corp.	13,411	1,917,102
Magna International, Inc.	34,757	2,131,399
Modine Manufacturing Company (A)	7,002	76,462
Motorcar Parts of America, Inc. (A)	2,726	54,847
NGK Spark Plug Company, Ltd.	20,400	368,948
Patrick Industries, Inc.	3,061	192,965
Pirelli & C. SpA (A)(C)	46,708	251,309
Standard Motor Products, Inc.	2,805	129,843
Stanley Electric Company, Ltd.	17,600	515,896
Stoneridge, Inc. (A)	3,589	96,401
Sumitomo Electric Industries, Ltd.	100,800	1,149,029
Sumitomo Rubber Industries, Ltd.	22,400	197,710
Tenneco, Inc., Class A (A)	7,037	74,944
The Goodyear Tire & Rubber Company	88,938	926,734
The Yokohama Rubber Company, Ltd.	15,800	229,504
Toyoda Gosei Company, Ltd.	8,400	227,612
Toyota Industries Corp.	19,429	1,400,152
Valeo SA	27,325	1,054,193
Visteon Corp. (A)	10,619	1,283,306
Workhorse Group, Inc. (A)(B)	12,872	326,563
XPEL, Inc. (A)	2,288	86,669
		44,891,791
Automobiles – 1.2%
Astra International Tbk PT	2,171,308	812,991
BAIC Motor Corp., Ltd., H Shares (C)	182,200	68,193
Bayerische Motoren Werke AG	39,691	3,443,967
Brilliance China Automotive Holdings, Ltd.	322,300	285,814
BYD Company, Ltd., H Shares	67,694	1,551,518

71

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Daimler AG	102,583	$6,868,067
Dongfeng Motor Group Company, Ltd., H Shares	289,680	298,034
Ferrari NV	15,004	3,179,060
Fiat Chrysler Automobiles NV (A)	131,667	2,059,238
Ford Motor Company	1,026,866	9,323,943
Ford Otomotiv Sanayi AS	4,474	61,553
Geely Automobile Holdings, Ltd.	623,000	1,723,485
General Motors Company	330,949	14,508,804
Great Wall Motor Company, Ltd., H Shares (B)	329,250	665,793
Guangzhou Automobile Group Company, Ltd., H Shares	311,346	334,817
Harley-Davidson, Inc.	37,673	1,517,845
Honda Motor Company, Ltd.	217,427	6,049,236
Hyundai Motor Company	17,195	2,825,102
Isuzu Motors, Ltd.	73,900	718,332
Kia Motors Corp.	30,290	1,584,296
Mazda Motor Corp.	74,680	441,247
Mitsubishi Motors Corp. (A)	85,000	152,931
NIO, Inc., ADR (A)	113,300	5,725,049
Nissan Motor Company, Ltd. (A)	306,925	1,452,673
Peugeot SA (A)	70,489	1,653,764
Renault SA (A)	22,938	910,681
Subaru Corp.	81,900	1,625,083
Suzuki Motor Corp.	49,000	2,627,776
Thor Industries, Inc.	13,570	1,309,641
Toyota Motor Corp.	282,300	19,052,522
Volkswagen AG	3,801	702,578
Winnebago Industries, Inc.	4,237	224,264
XPeng, Inc., ADR (A)(B)	11,000	646,360
Yamaha Motor Company, Ltd.	37,800	724,657
		95,129,314
Distributors – 0.1%
Core-Mark Holding Company, Inc.	6,119	190,852
Funko, Inc., Class A (A)(B)	3,586	31,485
Genuine Parts Company	20,707	2,036,948
Jardine Cycle & Carriage, Ltd.	10,754	154,673
LKQ Corp. (A)	40,182	1,415,210
Pool Corp.	5,752	1,990,825
		5,819,993
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	19,842	568,076
American Public Education, Inc. (A)	2,037	63,228
Aspen Group, Inc. (A)	2,915	35,417
Benesse Holdings, Inc.	9,200	192,993
Carriage Services, Inc.	2,289	62,284
China East Education Holdings, Ltd. (C)	57,500	127,925
China Education Group Holdings, Ltd.	78,000	155,778
China Yuhua Education Corp., Ltd. (C)	122,000	115,213
Cogna Educacao (A)	193,780	169,640
Collectors Universe, Inc.	1,261	97,286
Franchise Group, Inc.	3,018	80,852
Graham Holdings Company, Class B	1,020	455,960
Grand Canyon Education, Inc. (A)	11,624	970,255
GSX Techedu, Inc., ADR (A)(B)	8,200	527,178
H&R Block, Inc.	47,423	891,552
Houghton Mifflin Harcourt Company (A)	15,160	45,632
K12, Inc. (A)	5,458	127,335
Koolearn Technology Holding, Ltd. (A)(B)(C)	24,500	99,963
Laureate Education, Inc., Class A (A)	14,698	208,712
New Oriental Education & Technology Group, Inc., ADR (A)	16,100	2,654,085
OneSpaWorld Holdings, Ltd.	6,458	57,089
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Perdoceo Education Corp. (A)(B)	9,463	$107,310
Regis Corp. (A)	3,675	31,201
Service Corp. International	43,322	2,107,182
Strategic Education, Inc.	9,299	873,083
TAL Education Group, ADR (A)	40,162	2,813,750
Universal Technical Institute, Inc. (A)	4,434	29,087
Vivint Smart Home, Inc. (A)	9,980	219,859
WW International, Inc. (A)	17,984	530,708
		14,418,633
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	6,107	63,757
Accor SA (A)	22,527	773,498
Aristocrat Leisure, Ltd.	68,868	1,624,387
Asset World Corp. PCL, NVDR	662,000	104,579
Bally's Corp.	2,454	109,031
Biglari Holdings, Inc., Class B (A)	208	23,296
BJ's Restaurants, Inc. (A)	3,053	100,841
Bloomin' Brands, Inc.	11,958	209,265
Bluegreen Vacations Holding Corp.	1,998	25,395
Boyd Gaming Corp.	30,715	1,182,220
Brinker International, Inc.	6,106	305,972
Caesars Entertainment, Inc. (A)	71,643	4,880,321
Carnival Corp.	80,330	1,604,993
Carrols Restaurant Group, Inc. (A)	5,117	34,796
Century Casinos, Inc. (A)	4,145	24,497
Chipotle Mexican Grill, Inc. (A)	4,338	5,593,547
Choice Hotels International, Inc.	7,078	705,323
Churchill Downs, Inc.	13,887	2,498,549
Chuy's Holdings, Inc. (A)	2,758	65,365
Compass Group PLC	214,387	3,772,281
Cracker Barrel Old Country Store, Inc.	9,049	1,263,059
Crown Resorts, Ltd.	45,173	320,091
Darden Restaurants, Inc.	20,177	2,178,712
Dave & Buster's Entertainment, Inc.	6,083	154,022
Del Taco Restaurants, Inc. (A)	4,355	38,542
Denny's Corp. (A)	8,645	99,504
Dine Brands Global, Inc.	2,131	134,189
Domino's Pizza, Inc.	6,103	2,395,855
Dunkin' Brands Group, Inc.	20,226	2,150,833
El Pollo Loco Holdings, Inc. (A)	2,607	40,852
Everi Holdings, Inc. (A)	11,291	120,136
Evolution Gaming Group AB (C)	15,333	1,304,641
Fiesta Restaurant Group, Inc. (A)	2,643	31,055
Flutter Entertainment PLC (A)	19,126	3,548,624
Galaxy Entertainment Group, Ltd.	96,000	728,427
GAN, Ltd. (A)	1,118	18,168
Genting BHD	199,400	198,029
Genting Malaysia BHD	274,560	164,470
Genting Singapore, Ltd.	643,800	394,622
Golden Entertainment, Inc. (A)	2,401	39,977
GVC Holdings PLC (A)	70,151	963,929
Haidilao International Holding, Ltd. (C)	84,000	551,057
Hilton Grand Vacations, Inc. (A)(B)	11,620	322,339
Hilton Worldwide Holdings, Inc.	43,014	4,457,541
Huazhu Group, Ltd., ADR	16,800	836,304
InterContinental Hotels Group PLC (A)	20,921	1,290,747
International Game Technology PLC	13,515	170,154
Jack in the Box, Inc. (B)	8,658	796,449
Jollibee Foods Corp.	38,560	151,619
Kangwon Land, Inc.	12,469	252,977
La Francaise des Jeux SAEM (C)	10,244	428,444
Las Vegas Sands Corp.	50,944	2,838,090
Lindblad Expeditions Holdings, Inc. (A)	3,736	47,858
Marriott International, Inc., Class A	41,250	5,233,388
Marriott Vacations Worldwide Corp.	15,597	1,985,966

72

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	115,418	$25,096,490
McDonald's Holdings Company Japan, Ltd.	8,600	417,143
Melco Resorts & Entertainment, Ltd., ADR	9,600	174,048
MGM Resorts International	63,506	1,794,045
Minor International PCL, NVDR (A)	322,500	263,990
Monarch Casino & Resort, Inc. (A)	1,734	95,751
Nathan's Famous, Inc.	461	26,185
Noodles & Company (A)	4,568	36,316
Norwegian Cruise Line Holdings, Ltd. (A)	42,750	977,693
Oriental Land Company, Ltd.	26,600	4,518,143
Papa John's International, Inc.	12,517	1,005,866
Penn National Gaming, Inc. (A)	56,154	3,930,780
PlayAGS, Inc. (A)	4,417	21,732
RCI Hospitality Holdings, Inc.	1,227	36,209
Red Robin Gourmet Burgers, Inc. (A)	2,238	45,006
Red Rock Resorts, Inc., Class A	8,983	195,335
Restaurant Brands International, Inc.	34,415	1,961,234
Royal Caribbean Cruises, Ltd.	27,636	2,177,993
Ruth's Hospitality Group, Inc.	4,509	70,205
Sands China, Ltd.	106,052	433,448
Scientific Games Corp. (A)	21,540	803,011
SeaWorld Entertainment, Inc. (A)	6,914	192,901
Shake Shack, Inc., Class A (A)	4,780	390,335
Six Flags Entertainment Corp.	18,546	569,919
SJM Holdings, Ltd.	84,384	98,643
Sodexo SA	10,600	875,063
Starbucks Corp.	181,324	17,773,378
Tabcorp Holdings, Ltd.	263,410	737,453
Texas Roadhouse, Inc.	24,960	1,891,968
The Cheesecake Factory, Inc.	5,794	217,159
The Wendy's Company	44,019	967,978
Whitbread PLC (A)	24,274	973,048
Wingstop, Inc.	11,311	1,440,003
Wyndham Destinations, Inc.	20,958	881,493
Wyndham Hotels & Resorts, Inc.	22,903	1,316,923
Wynn Macau, Ltd. (A)	65,350	111,364
Wynn Resorts, Ltd.	15,055	1,513,028
Yum China Holdings, Inc.	42,108	2,374,049
Yum! Brands, Inc.	46,750	4,946,150
		140,704,061
Household durables – 0.8%
Barratt Developments PLC (A)	123,092	1,009,155
Beazer Homes USA, Inc. (A)	3,934	58,263
Berkeley Group Holdings PLC	15,106	923,334
Casio Computer Company, Ltd.	25,900	465,204
Casper Sleep, Inc. (A)(B)	3,947	24,827
Cavco Industries, Inc. (A)	1,263	227,353
Century Communities, Inc. (A)	3,962	176,309
Coway Company, Ltd. (A)	5,538	348,082
D.R. Horton, Inc.	56,460	4,206,270
Electrolux AB, Series B	27,253	653,905
Ethan Allen Interiors, Inc.	3,197	58,409
Garmin, Ltd.	25,446	2,971,075
GoPro, Inc., Class A (A)	17,674	123,541
Green Brick Partners, Inc. (A)	3,253	70,818
Haier Electronics Group Company, Ltd. (B)	134,200	639,746
Hamilton Beach Brands Holding Company, Class A	1,096	20,583
Hamilton Beach Brands Holding Company, Class B	765	14,367
Helen of Troy, Ltd. (A)	9,661	1,951,425
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hooker Furniture Corp.	1,678	$50,793
Husqvarna AB, B Shares	50,580	541,677
Iida Group Holdings Company, Ltd.	19,700	394,783
Installed Building Products, Inc. (A)	3,122	308,516
iRobot Corp. (A)	3,738	293,171
KB Home	33,638	1,184,058
La-Z-Boy, Inc.	6,040	223,722
Legacy Housing Corp. (A)	1,352	20,145
Leggett & Platt, Inc.	22,585	973,414
Lennar Corp., A Shares	46,846	3,553,738
LG Electronics, Inc.	12,301	950,903
LGI Homes, Inc. (A)	3,037	328,148
Lifetime Brands, Inc.	1,910	25,728
M/I Homes, Inc. (A)	3,790	172,256
MDC Holdings, Inc.	6,887	332,435
Meritage Homes Corp. (A)	5,060	456,159
Mohawk Industries, Inc. (A)	10,202	1,283,718
Newell Brands, Inc.	64,419	1,369,548
Nien Made Enterprise Company, Ltd.	18,300	216,002
Nikon Corp.	39,700	246,136
NVR, Inc. (A)	594	2,374,325
Panasonic Corp.	294,420	3,122,482
Persimmon PLC	38,415	1,348,068
PulteGroup, Inc.	45,748	1,995,985
Purple Innovation, Inc. (A)	3,011	89,788
Rinnai Corp.	4,800	560,026
SEB SA	2,660	471,197
Sekisui Chemical Company, Ltd.	48,000	827,438
Sekisui House, Ltd.	82,000	1,470,354
Sharp Corp. (B)	28,340	378,913
Skyline Champion Corp. (A)	7,211	221,594
Sonos, Inc. (A)	10,964	243,839
Sony Corp.	167,900	15,645,837
Taylor Morrison Home Corp. (A)	49,033	1,239,554
Taylor Wimpey PLC (A)	440,040	895,561
Tempur Sealy International, Inc. (A)	47,160	1,187,960
The Lovesac Company (A)	1,387	44,218
Toll Brothers, Inc.	28,229	1,336,643
TopBuild Corp. (A)	12,639	2,202,093
TRI Pointe Group, Inc. (A)	49,626	867,462
Tupperware Brands Corp. (A)	6,691	225,152
Turtle Beach Corp. (A)	1,905	35,604
Universal Electronics, Inc. (A)	1,877	98,843
VOXX International Corp. (A)	2,870	36,937
Whirlpool Corp.	10,627	2,068,120
		65,855,709
Internet and direct marketing retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)(B)	3,386	79,368
Alibaba Group Holding, Ltd., ADR (A)	199,256	52,476,060
Allegro.eu SA (A)(C)	30,768	631,771
Amazon.com, Inc. (A)	57,474	182,079,931
B2W Cia Digital (A)	24,200	318,005
Baozun, Inc., ADR (A)	6,100	226,676
Booking Holdings, Inc. (A)	5,528	11,213,272
CarParts.com, Inc. (A)	2,904	43,763
CJ ENM Company, Ltd.	1,269	152,774
Delivery Hero SE (A)(C)	15,454	1,879,009
Duluth Holdings, Inc., Class B (A)(B)	1,617	23,770
eBay, Inc.	89,755	4,526,345
Etsy, Inc. (A)	16,108	2,588,556
Expedia Group, Inc.	18,319	2,280,532
Groupon, Inc. (A)	3,217	97,025
GrubHub, Inc. (A)	22,686	1,595,733
JD.com, Inc., ADR (A)	90,300	7,707,105
Just Eat Takeaway.com NV (A)(C)	15,122	1,609,312

73

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Lands' End, Inc. (A)	1,638	$40,852
Liquidity Services, Inc. (A)	4,049	38,506
Magnite, Inc. (A)	14,459	274,721
Meituan, Class B (A)	378,000	14,135,840
Mercari, Inc. (A)	11,400	520,607
Naspers, Ltd., N Shares	45,580	9,163,264
Ocado Group PLC (A)	54,934	1,615,126
Overstock.com, Inc. (A)(B)	5,823	392,994
PetMed Express, Inc. (B)	2,665	81,816
Pinduoduo, Inc., ADR (A)	28,800	3,997,728
Prosus NV (A)	58,414	6,331,998
Quotient Technology, Inc. (A)	11,794	87,865
Rakuten, Inc.	114,242	1,276,799
Shutterstock, Inc.	2,974	204,492
Stamps.com, Inc. (A)	2,311	433,220
Stitch Fix, Inc., Class A (A)	7,668	310,554
The RealReal, Inc. (A)	8,606	119,193
Tongcheng-Elong Holdings, Ltd. (A)	90,400	168,425
Trip.com Group, Ltd., ADR (A)	50,500	1,696,295
Vipshop Holdings, Ltd., ADR (A)	46,900	1,197,826
Waitr Holdings, Inc. (A)	11,637	38,635
Zalando SE (A)(C)	18,138	1,842,406
ZOZO, Inc.	14,500	361,349
		313,859,518
Leisure products – 0.2%
Acushnet Holdings Corp.	4,563	172,025
American Outdoor Brands, Inc. (A)	1,996	27,714
Bandai Namco Holdings, Inc.	26,600	2,420,816
Brunswick Corp.	19,461	1,452,569
Callaway Golf Company	12,734	270,598
Clarus Corp.	3,313	47,707
Escalade, Inc.	1,488	28,674
Giant Manufacturing Company, Ltd.	33,661	333,027
Hasbro, Inc.	21,738	2,022,286
HLB, Inc. (A)	5,085	418,129
Johnson Outdoors, Inc., Class A	717	59,941
Malibu Boats, Inc., Class A (A)	2,798	159,458
Marine Products Corp.	1,156	17,826
MasterCraft Boat Holdings, Inc. (A)	2,602	56,359
Mattel, Inc. (A)	85,282	1,321,018
Nautilus, Inc. (A)	4,049	85,434
Polaris, Inc.	14,175	1,360,800
Sega Sammy Holdings, Inc.	22,600	316,882
Shimano, Inc.	9,900	2,341,966
Smith & Wesson Brands, Inc.	7,352	115,868
Sturm Ruger & Company, Inc.	2,253	137,974
Vista Outdoor, Inc. (A)	7,924	163,472
Yamaha Corp.	17,900	1,018,159
YETI Holdings, Inc. (A)	10,883	687,479
		15,036,181
Multiline retail – 0.5%
Big Lots, Inc.	5,328	275,298
Canadian Tire Corp., Ltd., Class A (B)	7,143	912,854
Central Retail Corp. PCL, NVDR (A)	189,175	203,302
Dillard's, Inc., Class A (B)	1,046	48,911
Dollar General Corp.	33,528	7,328,550
Dollar Tree, Inc. (A)	31,949	3,490,109
Dollarama, Inc.	35,564	1,455,750
Falabella SA	71,511	245,052
Isetan Mitsukoshi Holdings, Ltd.	43,940	235,836
Kohl's Corp.	38,788	1,248,974
Lojas Renner SA	86,325	719,939
Lotte Shopping Company, Ltd.	1,327	121,672
Macy's, Inc. (B)	42,663	435,589
Magazine Luiza SA	318,700	1,390,825
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Marui Group Company, Ltd.	25,300	$461,151
Next PLC	15,934	1,376,424
Nordstrom, Inc. (B)	26,658	690,975
Ollie's Bargain Outlet Holdings, Inc. (A)	13,983	1,231,343
Pan Pacific International Holdings Corp.	54,500	1,285,896
Ryohin Keikaku Company, Ltd.	31,800	652,589
Shinsegae, Inc.	851	176,957
Target Corp.	67,399	12,100,142
Wesfarmers, Ltd.	135,645	4,916,081
Woolworths Holdings, Ltd.	101,027	227,522
		41,231,741
Specialty retail – 1.8%
Aaron's Holdings Company, Inc.	25,694	1,616,923
ABC-Mart, Inc.	4,267	222,150
Abercrombie & Fitch Company, Class A	8,511	176,518
Ace Hardware Indonesia Tbk PT	717,000	80,437
Advance Auto Parts, Inc.	9,247	1,365,782
American Eagle Outfitters, Inc. (B)	57,115	1,027,499
America's Car-Mart, Inc. (A)	863	90,184
Asbury Automotive Group, Inc. (A)	2,619	295,345
At Home Group, Inc. (A)	7,333	138,887
AutoNation, Inc. (A)	14,366	880,492
AutoZone, Inc. (A)	3,124	3,554,019
Bed Bath & Beyond, Inc. (B)	17,290	362,398
Best Buy Company, Inc.	30,810	3,352,128
Boot Barn Holdings, Inc. (A)(B)	3,900	160,914
Caleres, Inc.	5,185	61,027
Camping World Holdings, Inc., Class A (B)	4,473	137,097
CarMax, Inc. (A)	21,811	2,038,892
Chico's FAS, Inc.	17,309	26,137
Citi Trends, Inc.	1,409	47,751
Conn's, Inc. (A)	2,493	27,635
Designer Brands, Inc., Class A	8,668	68,477
Dick's Sporting Goods, Inc.	16,016	909,869
Fast Retailing Company, Ltd.	7,800	6,391,006
Five Below, Inc. (A)	13,728	2,147,059
Foot Locker, Inc.	25,625	958,375
GameStop Corp., Class A (A)	7,858	130,128
Genesco, Inc. (A)	1,978	62,050
GOME Retail Holdings, Ltd. (A)(B)	1,001,541	118,753
Group 1 Automotive, Inc. (B)	2,370	281,580
GrowGeneration Corp. (A)(B)	4,912	172,755
Guess?, Inc.	5,817	97,667
Haverty Furniture Companies, Inc.	2,319	63,123
Hennes & Mauritz AB, B Shares (A)	97,130	2,068,456
Hibbett Sports, Inc. (A)	2,255	92,816
Hikari Tsushin, Inc.	2,800	672,084
Home Product Center PCL, NVDR	607,100	294,776
Hotai Motor Company, Ltd.	34,000	764,492
Hotel Shilla Company, Ltd.	3,609	259,648
Hudson, Ltd., Class A (A)	5,586	42,956
Industria de Diseno Textil SA	123,020	4,083,572
JD Sports Fashion PLC (A)	52,268	536,349
Kingfisher PLC (A)	253,981	922,363
L Brands, Inc.	31,220	1,211,648
Lithia Motors, Inc., Class A	9,769	2,826,172
Lowe's Companies, Inc.	101,079	15,750,130
Lumber Liquidators Holdings, Inc. (A)	3,908	112,863
MarineMax, Inc. (A)	2,805	92,116
Monro, Inc.	4,531	213,002
Mr. Price Group, Ltd.	26,420	276,230
Murphy USA, Inc.	10,414	1,335,075
National Vision Holdings, Inc. (A)	10,973	469,754
Nitori Holdings Company, Ltd.	10,600	2,253,738

74

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
OneWater Marine, Inc. Class A (A)	777	$21,725
O'Reilly Automotive, Inc. (A)	9,906	4,382,811
Pepkor Holdings, Ltd. (C)	89,982	79,165
Petrobras Distribuidora SA	82,200	314,997
Rent-A-Center, Inc.	6,618	223,821
RH (A)	5,913	2,679,535
Ross Stores, Inc.	47,604	5,118,382
Sally Beauty Holdings, Inc. (A)	15,373	176,790
Shimamura Company, Ltd.	2,900	298,801
Shoe Carnival, Inc.	1,307	47,797
Signet Jewelers, Ltd.	7,115	215,513
Sleep Number Corp. (A)	3,692	256,188
Sonic Automotive, Inc., Class A (B)	3,243	130,952
Sportsman's Warehouse Holdings, Inc. (A)	5,855	81,560
The Buckle, Inc. (B)	3,925	105,269
The Cato Corp., Class A	3,222	25,969
The Children's Place, Inc.	1,960	84,241
The Container Store Group, Inc. (A)	2,766	25,724
The Gap, Inc.	27,482	576,023
The Home Depot, Inc.	143,975	39,940,105
The Michaels Companies, Inc. (A)(B)	10,167	100,552
The ODP Corp.	7,125	204,274
The TJX Companies, Inc.	160,373	10,185,289
Tiffany & Company	14,447	1,899,492
Tilly's, Inc., Class A	3,267	29,828
Topsports International Holdings, Ltd. (C)	131,000	194,480
Tractor Supply Company	15,545	2,188,891
Ulta Beauty, Inc. (A)	7,533	2,074,588
Urban Outfitters, Inc. (A)	26,226	718,068
USS Company, Ltd.	29,000	604,755
Via Varejo S/A (A)	139,000	460,531
Williams-Sonoma, Inc.	19,126	2,093,723
Winmark Corp.	418	75,240
Yamada Holdings Company, Ltd.	95,700	453,947
Zhongsheng Group Holdings, Ltd.	59,600	448,115
Zumiez, Inc. (A)	2,876	106,671
		137,965,109
Textiles, apparel and luxury goods – 1.3%
adidas AG (A)	22,778	7,269,452
ANTA Sports Products, Ltd.	114,000	1,546,976
Bosideng International Holdings, Ltd.	340,000	148,831
Burberry Group PLC	48,577	1,113,129
Carter's, Inc.	10,727	954,596
Cie Financiere Richemont SA, A Shares	60,912	5,087,793
Columbia Sportswear Company	7,481	612,918
Crocs, Inc. (A)	9,091	535,369
Deckers Outdoor Corp. (A)	10,684	2,720,040
Eclat Textile Company, Ltd.	21,957	307,923
EssilorLuxottica SA (A)	33,897	4,900,053
Feng TAY Enterprise Company, Ltd.	43,796	281,611
Fila Holdings Corp.	5,722	213,224
Formosa Taffeta Company, Ltd.	84,000	90,304
Fossil Group, Inc. (A)	6,523	69,144
G-III Apparel Group, Ltd. (A)	6,030	122,831
Gildan Activewear, Inc.	24,378	637,466
Hanesbrands, Inc.	59,393	843,381
Hermes International	3,773	3,670,968
Kering SA	9,058	6,539,608
Kontoor Brands, Inc.	7,023	292,648
Lakeland Industries, Inc. (A)	1,090	21,604
Li Ning Company, Ltd.	222,000	1,199,457
LPP SA (A)(B)	155	284,666
LVMH Moet Hennessy Louis Vuitton SE	33,210	19,075,679
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Moncler SpA (A)	23,068	$1,137,558
Movado Group, Inc.	2,356	39,887
NIKE, Inc., Class B	212,360	28,604,892
Oxford Industries, Inc.	2,264	126,309
Pandora A/S	13,670	1,370,617
Pou Chen Corp.	266,971	292,421
Puma SE (A)	11,688	1,158,197
PVH Corp.	12,101	961,908
Ralph Lauren Corp.	8,216	704,522
Rocky Brands, Inc.	1,051	30,479
Shenzhou International Group Holdings, Ltd.	87,700	1,474,015
Skechers U.S.A., Inc., Class A (A)	33,509	1,121,546
Steven Madden, Ltd.	11,234	353,534
Superior Group of Companies, Inc.	1,526	33,175
Tapestry, Inc.	47,124	1,334,552
The Swatch Group AG	5,611	269,681
The Swatch Group AG, Bearer Shares	3,453	850,435
Under Armour, Inc., Class A (A)	32,163	532,941
Under Armour, Inc., Class C (A)	33,173	482,667
Unifi, Inc. (A)	2,024	30,643
Vera Bradley, Inc. (A)	3,161	26,805
VF Corp.	54,505	4,545,717
Wolverine World Wide, Inc.	10,812	312,034
		104,334,206
		979,246,256
Consumer staples – 7.1%
Beverages – 1.4%
Ambev SA	516,305	1,347,285
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,114	35,093
Anheuser-Busch InBev SA/NV	58,119	3,874,419
Anhui Gujing Distillery Company, Ltd., B Shares	11,100	131,374
Arca Continental SAB de CV	57,642	283,187
Asahi Group Holdings, Ltd.	60,661	2,330,902
Becle SAB de CV	73,500	171,910
Brown-Forman Corp., Class B	24,405	1,968,507
Budweiser Brewing Company APAC, Ltd. (C)	76,400	262,281
Carlsberg A/S, Class B	14,080	2,097,214
Carlsberg Brewery Malaysia BHD	14,000	65,876
Celsius Holdings, Inc. (A)	4,708	151,833
China Resources Beer Holdings Company, Ltd.	155,699	1,144,764
Cia Cervecerias Unidas SA	14,304	101,249
Coca-Cola Amatil, Ltd.	60,347	558,830
Coca-Cola Bottlers Japan Holdings, Inc.	16,100	246,084
Coca-Cola Consolidated, Inc. (B)	646	169,052
Coca-Cola European Partners PLC	24,641	1,100,960
Coca-Cola Femsa SAB de CV	70,868	318,885
Coca-Cola HBC AG (A)	24,013	685,922
Constellation Brands, Inc., Class A	22,466	4,624,401
Davide Campari-Milano NV	69,156	804,925
Diageo PLC	280,757	10,808,014
Fomento Economico Mexicano SAB de CV	258,486	1,867,318
Fraser & Neave Holdings BHD	12,400	98,807
Heineken Holding NV	13,721	1,264,151
Heineken NV	31,040	3,272,373
Ito En, Ltd.	7,000	539,574
Kirin Holdings Company, Ltd. (B)	109,427	2,375,947
MGP Ingredients, Inc.	1,770	77,190
Molson Coors Beverage Company, Class B	25,144	1,156,624

75

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	49,362	$4,184,910
National Beverage Corp. (A)(B)	1,611	157,926
NewAge, Inc. (A)(B)	13,383	45,904
Osotspa PCL, NVDR	73,600	88,780
PepsiCo, Inc.	185,138	26,702,454
Pernod Ricard SA	25,357	4,845,336
Primo Water Corp.	21,216	318,876
Remy Cointreau SA	2,669	475,356
Suntory Beverage & Food, Ltd.	18,400	671,934
The Boston Beer Company, Inc., Class A (A)	2,240	2,085,082
The Coca-Cola Company	516,906	26,672,350
Treasury Wine Estates, Ltd.	86,667	544,107
Tsingtao Brewery Company, Ltd., H Shares	47,700	462,870
		111,190,836
Food and staples retailing – 1.8%
Aeon Company, Ltd.	86,700	2,575,669
Alimentation Couche-Tard, Inc., Class B	103,158	3,425,891
Atacadao SA	42,200	158,406
Berli Jucker PCL, NVDR (B)	122,200	151,566
BGF retail Company, Ltd.	919	104,368
Bid Corp., Ltd.	34,973	627,874
BIM Birlesik Magazalar AS	29,697	266,047
BJ's Wholesale Club Holdings, Inc. (A)	52,563	2,154,557
Carrefour SA	72,168	1,181,377
Casey's General Stores, Inc.	9,073	1,648,383
Cencosud SA	136,269	235,511
Cia Brasileira de Distribuicao	17,500	226,206
Clicks Group, Ltd.	25,569	386,076
Coles Group, Ltd.	159,447	2,084,408
Cosmos Pharmaceutical Corp.	2,600	449,016
Costco Wholesale Corp.	84,167	32,974,106
CP ALL PCL, NVDR	603,100	1,206,175
Dairy Farm International Holdings, Ltd.	14,400	58,333
Dino Polska SA (A)(C)	5,844	393,647
E-MART, Inc.	2,282	317,328
Empire Company, Ltd., Class A	21,209	580,402
Etablissements Franz Colruyt NV	4,128	246,036
George Weston, Ltd.	9,521	704,599
Grocery Outlet Holding Corp. (A)	20,493	791,440
GS Retail Company, Ltd.	3,182	96,986
HF Foods Group, Inc. (A)(B)	5,105	39,666
ICA Gruppen AB	11,935	577,815
Ingles Markets, Inc., Class A	2,049	77,022
J Sainsbury PLC	211,840	591,320
Jeronimo Martins SGPS SA (B)	30,952	530,348
Kobe Bussan Company, Ltd.	16,300	571,038
Koninklijke Ahold Delhaize NV	131,449	3,758,298
Lawson, Inc.	6,300	285,654
Loblaw Companies, Ltd.	22,430	1,108,806
METRO AG	21,224	194,592
Metro, Inc.	31,025	1,425,234
Performance Food Group Company (A)	17,870	775,201
President Chain Store Corp.	62,274	565,622
PriceSmart, Inc.	3,111	252,862
Puregold Price Club, Inc.	90,490	79,310
Raia Drogasil SA	115,930	559,374
Rite Aid Corp. (A)(B)	7,513	99,172
Seven & i Holdings Company, Ltd.	100,346	3,164,720
Shoprite Holdings, Ltd.	52,194	431,641
SpartanNash Company	4,857	91,700
Sprouts Farmers Market, Inc. (A)	28,996	613,845
Sun Art Retail Group, Ltd.	251,800	264,130
Sundrug Company, Ltd.	9,400	394,053
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Sysco Corp.	96,942	$6,910,995
Tesco PLC	1,174,360	3,534,731
The Andersons, Inc.	4,273	97,125
The Chefs' Warehouse, Inc. (A)	4,206	96,927
The Kroger Company	148,294	4,893,702
The SPAR Group, Ltd.	19,603	240,541
Tsuruha Holdings, Inc.	4,900	718,563
United Natural Foods, Inc. (A)	7,427	128,116
Village Super Market, Inc., Class A	1,409	32,632
Walgreens Boots Alliance, Inc.	137,104	5,211,323
Wal-Mart de Mexico SAB de CV	693,900	1,826,572
Walmart, Inc.	264,696	40,442,902
Weis Markets, Inc.	1,354	64,491
Welcia Holdings Company, Ltd.	12,500	503,782
Wm Morrison Supermarkets PLC	287,613	684,461
Woolworths Group, Ltd.	150,973	4,096,995
		138,979,688
Food products – 1.6%
a2 Milk Company, Ltd. (A)	90,744	938,323
Ajinomoto Company, Inc.	61,900	1,289,735
Alico, Inc.	795	24,637
Archer-Daniels-Midland Company	74,295	3,697,662
Associated British Foods PLC	42,856	1,195,230
B&G Foods, Inc. (B)	8,625	238,826
Barry Callebaut AG	340	732,627
BRF SA (A)	62,310	256,223
Calavo Growers, Inc.	2,274	162,887
Calbee, Inc.	11,400	336,993
Cal-Maine Foods, Inc. (A)	4,277	167,359
Campbell Soup Company	27,070	1,354,041
Charoen Pokphand Foods PCL, NVDR	407,700	387,483
Charoen Pokphand Indonesia Tbk PT	786,703	338,514
China Feihe, Ltd. (C)	123,000	293,749
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	291,353	1,465,312
Chocoladefabriken Lindt & Spruengli AG	12	1,073,840
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	126	1,077,567
CJ CheilJedang Corp.	976	319,299
Conagra Brands, Inc.	65,314	2,387,880
Dali Foods Group Company, Ltd. (C)	210,300	130,239
Danone SA	73,746	4,755,537
Darling Ingredients, Inc. (A)	61,724	2,980,035
Flowers Foods, Inc.	48,380	1,073,552
Fresh Del Monte Produce, Inc.	4,289	108,898
Freshpet, Inc. (A)	5,276	722,179
General Mills, Inc.	81,686	4,968,143
Genting Plantations BHD	22,700	52,720
Gruma SAB de CV, Class B	29,338	324,282
Grupo Bimbo SAB de CV, Series A	211,100	446,741
Hormel Foods Corp.	37,519	1,770,146
Hostess Brands, Inc. (A)	16,717	226,515
Indofood CBP Sukses Makmur Tbk PT	246,100	172,512
Indofood Sukses Makmur Tbk PT	470,917	236,606
Ingredion, Inc.	16,468	1,270,506
IOI Corp. BHD	227,400	244,086
J&J Snack Foods Corp.	2,043	297,032
JBS SA	119,481	516,292
John B. Sanfilippo & Son, Inc.	1,211	89,868
Kellogg Company	33,930	2,168,466
Kerry Group PLC, Class A	17,123	2,400,954
Kerry Group PLC, Class A (London Stock Exchange)	2,564	354,254

76

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Kikkoman Corp.	19,400	$1,204,103
Kuala Lumpur Kepong BHD	39,700	228,096
Lamb Weston Holdings, Inc.	19,430	1,406,343
Lancaster Colony Corp.	7,375	1,248,809
Landec Corp. (A)	3,919	40,562
Limoneira Company	2,205	32,259
McCormick & Company, Inc.	16,573	3,098,820
MEIJI Holdings Company, Ltd.	15,100	1,068,651
Mondelez International, Inc., Class A	190,982	10,971,916
Mowi ASA	51,610	1,046,569
Nestle Malaysia BHD	5,600	184,062
Nestle SA	347,138	38,884,479
NH Foods, Ltd.	11,000	468,472
Nisshin Seifun Group, Inc.	26,200	425,298
Nissin Foods Holdings Company, Ltd.	8,317	686,435
Orion Corp.	2,721	291,246
Orkla ASA	88,355	845,723
Ottogi Corp.	147	73,869
Pilgrim's Pride Corp. (A)	11,999	226,661
Post Holdings, Inc. (A)	15,479	1,462,146
PPB Group BHD	58,920	268,892
QL Resources BHD	96,700	150,979
Sanderson Farms, Inc.	7,610	1,040,515
Saputo, Inc.	30,361	842,309
Seneca Foods Corp., Class A (A)	946	39,618
Sime Darby Plantation BHD	188,500	226,408
Standard Foods Corp.	44,402	97,129
Thai Union Group PCL, NVDR	324,600	162,035
The Hain Celestial Group, Inc. (A)	20,539	790,752
The Hershey Company	19,710	2,914,912
The J.M. Smucker Company	15,253	1,787,652
The Kraft Heinz Company	86,638	2,853,856
The Simply Good Foods Company (A)	11,658	253,445
Tiger Brands, Ltd.	16,723	211,858
Tingyi Cayman Islands Holding Corp.	207,100	349,837
Tootsie Roll Industries, Inc. (B)	6,516	201,801
Toyo Suisan Kaisha, Ltd.	11,700	575,475
TreeHouse Foods, Inc. (A)	13,891	571,337
Tyson Foods, Inc., Class A	39,344	2,565,229
Uni-President China Holdings, Ltd.	133,900	120,793
Uni-President Enterprises Corp.	536,805	1,224,438
Universal Robina Corp.	77,390	228,938
Vital Farms, Inc. (A)	1,432	42,444
Want Want China Holdings, Ltd.	522,912	355,470
WH Group, Ltd. (C)	426,270	347,270
Wilmar International, Ltd.	203,600	633,787
Yakult Honsha Company, Ltd.	17,000	807,396
Yamazaki Baking Company, Ltd.	15,800	262,146
Yihai International Holding, Ltd. (A)	49,500	579,947
		127,448,937
Household products – 1.0%
Central Garden & Pet Company (A)	1,836	73,513
Central Garden & Pet Company, Class A (A)	4,844	178,695
Church & Dwight Company, Inc.	29,058	2,550,421
Colgate-Palmolive Company	100,740	8,627,374
Energizer Holdings, Inc.	14,318	599,781
Essity AB, B Shares	73,099	2,323,018
Henkel AG & Company KGaA	12,438	1,200,052
Kimberly-Clark Corp.	40,071	5,582,291
Kimberly-Clark de Mexico SAB de CV, Class A	200,335	317,598
Lion Corp.	29,700	703,789
Oil-Dri Corp. of America	895	30,815
Pigeon Corp.	15,300	682,781
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Reckitt Benckiser Group PLC	85,343	$7,449,381
The Clorox Company	14,829	3,009,694
The Procter & Gamble Company	292,518	40,621,975
Unicharm Corp.	53,688	2,607,823
Unilever Indonesia Tbk PT	799,925	437,327
Vinda International Holdings, Ltd.	39,000	111,714
WD-40 Company	1,852	470,982
		77,579,024
Personal products – 0.7%
Amorepacific Corp.	3,679	594,047
AMOREPACIFIC Group	3,409	161,664
Beiersdorf AG	11,987	1,342,227
BellRing Brands, Inc., Class A (A)	5,463	111,445
Coty, Inc., Class A	69,593	500,374
Edgewell Personal Care Company (A)	20,784	722,244
elf Beauty, Inc. (A)	6,210	135,005
Hengan International Group Company, Ltd.	69,100	475,267
Inter Parfums, Inc.	2,460	133,603
Kao Corp.	64,100	4,804,616
Kobayashi Pharmaceutical Company, Ltd.	6,500	780,596
Kose Corp.	4,400	671,163
LG Household & Health Care, Ltd.	1,075	1,469,453
Lifevantage Corp. (A)	2,227	23,673
L'Oreal SA	30,084	11,073,803
Medifast, Inc.	1,539	314,171
Natura & Company Holding SA (A)	96,980	912,525
Nature's Sunshine Products, Inc. (A)	1,610	20,012
Nu Skin Enterprises, Inc., Class A	12,633	650,726
Pola Orbis Holdings, Inc.	12,100	241,391
Shiseido Company, Ltd.	53,200	3,754,039
The Estee Lauder Companies, Inc., Class A	26,503	6,501,716
Unilever PLC	174,889	10,601,887
Unilever PLC (London Stock Exchange)	140,429	8,528,999
USANA Health Sciences, Inc. (A)	1,598	120,138
Veru, Inc. (A)	8,858	26,928
		54,671,712
Tobacco – 0.6%
Altria Group, Inc.	248,485	9,897,158
British American Tobacco PLC	275,812	9,709,205
Gudang Garam Tbk PT (A)	52,782	157,809
Hanjaya Mandala Sampoerna Tbk PT	1,007,300	108,677
Imperial Brands PLC	113,849	2,055,225
Japan Tobacco, Inc.	159,500	3,228,628
KT&G Corp.	13,429	1,002,110
Philip Morris International, Inc.	208,223	15,772,892
Swedish Match AB	19,429	1,571,842
Turning Point Brands, Inc.	1,636	63,837
Universal Corp.	3,293	149,864
Vector Group, Ltd.	19,039	213,998
		43,931,245
		553,801,442
Energy – 2.5%
Energy equipment and services – 0.2%
Archrock, Inc.	17,683	137,397
Aspen Aerogels, Inc. (A)	3,046	43,010
Baker Hughes Company	83,556	1,564,168
Bristow Group, Inc. (A)	909	20,225
Cactus, Inc., Class A	6,514	151,125
ChampionX Corp. (A)	71,064	844,240
China Oilfield Services, Ltd., H Shares	183,700	138,770
Dialog Group BHD	353,312	310,543

77

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
DMC Global, Inc.	2,023	$82,640
Dril-Quip, Inc. (A)	4,731	134,455
Frank's International NV (A)	22,236	49,586
Halliburton Company	111,836	1,855,359
Helix Energy Solutions Group, Inc. (A)	19,703	74,083
Liberty Oilfield Services, Inc., Class A	8,985	83,561
Matrix Service Company (A)	4,010	38,416
Nabors Industries, Ltd. (B)	994	52,076
National Energy Services Reunited Corp. (A)	2,924	25,556
National Oilwell Varco, Inc.	49,430	606,012
Newpark Resources, Inc. (A)	13,468	20,202
NexTier Oilfield Solutions, Inc. (A)	22,658	63,442
Oceaneering International, Inc. (A)	13,775	83,614
Oil States International, Inc. (A)	8,869	39,378
Patterson-UTI Energy, Inc.	25,337	109,202
ProPetro Holding Corp. (A)	11,039	63,695
RPC, Inc. (A)	8,789	27,246
Schlumberger NV	176,716	3,673,926
SEACOR Holdings, Inc. (A)	2,681	89,063
Select Energy Services, Inc., Class A (A)	8,643	36,560
Solaris Oilfield Infrastructure, Inc., Class A	4,466	30,012
TechnipFMC PLC	53,771	446,837
Tenaris SA	56,636	439,660
Tidewater, Inc. (A)	5,823	55,377
Transocean, Ltd. (A)(B)	80,590	149,092
U.S. Silica Holdings, Inc.	10,592	45,757
		11,584,285
Oil, gas and consumable fuels – 2.3%
Adaro Energy Tbk PT	1,554,245	153,019
Ampol, Ltd.	29,719	668,410
Antero Midstream Corp.	70,301	473,829
Antero Resources Corp. (A)	33,263	130,391
Apache Corp.	48,054	619,416
Arch Resources, Inc.	2,094	70,023
Berry Corp.	10,430	40,051
Bonanza Creek Energy, Inc. (A)	2,626	57,956
BP PLC	2,431,330	7,894,112
Brigham Minerals, Inc., Class A	5,406	56,331
Cabot Oil & Gas Corp.	50,742	889,000
Cameco Corp.	48,197	482,081
Canadian Natural Resources, Ltd.	141,425	3,226,629
Cenovus Energy, Inc.	125,940	624,512
Chevron Corp.	245,073	21,365,464
China Petroleum & Chemical Corp., H Shares	2,578,139	1,158,202
China Shenhua Energy Company, Ltd., H Shares	358,900	692,202
Cimarex Energy Company	25,088	901,914
Clean Energy Fuels Corp. (A)	18,226	82,928
CNOOC, Ltd.	1,896,116	1,886,763
CNX Resources Corp. (A)	85,551	805,035
Comstock Resources, Inc. (A)	3,684	17,941
Concho Resources, Inc.	25,042	1,439,414
ConocoPhillips	136,546	5,401,760
CONSOL Energy, Inc. (A)	3,823	20,224
Contango Oil & Gas Company (A)(B)	15,162	25,321
Cosan SA	17,194	248,856
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	125,300	55,124
CVR Energy, Inc.	4,123	58,299
Delek US Holdings, Inc.	8,621	114,573
Devon Energy Corp.	48,732	681,761
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	14,737	$75,306
Diamond S Shipping, Inc. (A)	4,030	27,726
Diamondback Energy, Inc.	20,092	802,876
Dorian LPG, Ltd. (A)	5,189	56,716
Ecopetrol SA	504,818	292,117
Empresas COPEC SA	37,103	293,123
Enbridge, Inc.	242,403	7,570,544
ENEOS Holdings, Inc.	401,750	1,372,298
Energy Fuels, Inc. (A)	18,811	39,127
Eni SpA	302,331	3,010,549
EOG Resources, Inc.	74,124	3,474,933
EQT Corp.	67,755	1,008,194
Equinor ASA	117,253	1,825,290
Equitrans Midstream Corp.	99,940	815,510
Exxaro Resources, Ltd.	26,478	202,575
Exxon Mobil Corp.	538,287	20,524,883
Formosa Petrochemical Corp.	125,900	398,829
Frontline, Ltd.	15,879	99,244
Galp Energia SGPS SA	63,160	677,629
Golar LNG, Ltd. (A)	12,584	114,514
Goodrich Petroleum Corp. (A)	1,561	18,045
Green Plains, Inc. (A)	4,738	70,028
Grupa Lotos SA	10,559	97,125
GS Holdings Corp.	5,972	188,731
Hess Corp.	34,801	1,641,911
HollyFrontier Corp.	18,976	443,849
Idemitsu Kosan Company, Ltd.	24,928	516,809
Imperial Oil, Ltd. (B)	31,764	549,823
Inner Mongolia Yitai Coal Company, Ltd., Class B	110,800	56,351
Inpex Corp.	136,700	757,163
Inter Pipeline, Ltd.	52,772	525,810
International Seaways, Inc.	3,311	55,923
IRPC PCL, NVDR	1,082,400	96,972
Keyera Corp. (B)	27,075	467,199
Kinder Morgan, Inc.	247,821	3,563,666
Koninklijke Vopak NV	8,178	428,828
Kosmos Energy, Ltd.	57,032	100,376
Lundin Energy AB	22,022	526,117
Magnolia Oil & Gas Corp., Class A (A)	17,324	108,275
Marathon Oil Corp.	100,500	594,960
Marathon Petroleum Corp.	82,839	3,220,780
Matador Resources Company (A)	15,308	155,835
MOL Hungarian Oil & Gas PLC (A)(B)	63,207	421,559
Murphy Oil Corp.	35,495	357,080
Neste OYJ	50,197	3,354,177
Nordic American Tankers, Ltd. (B)	19,612	62,562
Occidental Petroleum Corp.	106,572	1,679,575
Oil Search, Ltd.	234,595	619,725
OMV AG	26,906	900,949
ONEOK, Inc.	56,550	2,028,449
Origin Energy, Ltd. (B)	209,737	795,021
Overseas Shipholding Group, Inc., Class A (A)	9,876	19,752
Ovintiv, Inc.	35,840	457,318
Par Pacific Holdings, Inc. (A)	5,727	65,231
Parkland Corp.	18,141	555,670
PBF Energy, Inc., Class A	13,415	97,393
PDC Energy, Inc. (A)	13,823	231,121
Pembina Pipeline Corp.	66,271	1,690,071
Penn Virginia Corp. (A)	2,119	19,113
PetroChina Company, Ltd., H Shares	2,235,239	708,223
Petroleo Brasileiro SA	406,409	1,938,207
Petronas Dagangan BHD	26,400	134,167
Phillips 66	55,595	3,367,945

78

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	20,914	$2,103,530
Polski Koncern Naftowy ORLEN SA (B)	35,967	531,151
Polskie Gornictwo Naftowe i Gazownictwo SA	208,833	266,601
PTT Exploration & Production PCL, NVDR	144,400	459,003
PTT PCL, NVDR	1,188,600	1,568,704
Range Resources Corp.	29,474	215,160
Renewable Energy Group, Inc. (A)	5,187	301,261
Repsol SA	167,563	1,606,049
REX American Resources Corp. (A)	774	60,759
Royal Dutch Shell PLC, A Shares	492,450	8,255,613
Royal Dutch Shell PLC, B Shares	445,825	7,160,163
Santos, Ltd.	211,644	945,975
Scorpio Tankers, Inc. (B)	6,997	80,745
SFL Corp., Ltd.	13,263	89,791
SK Innovation Company, Ltd.	6,370	995,951
SM Energy Company	16,255	68,759
S-Oil Corp.	5,079	316,921
Southwestern Energy Company (A)	87,444	271,951
Suncor Energy, Inc.	183,237	2,930,494
TC Energy Corp.	112,616	4,953,994
Tellurian, Inc. (A)(B)	25,233	37,597
Thai Oil PCL, NVDR	113,600	177,480
The Williams Companies, Inc.	154,495	3,241,305
TOTAL SE	295,591	12,546,470
Turkiye Petrol Rafinerileri AS (A)	7,505	86,939
Ultrapar Participacoes SA	78,702	298,655
United Tractors Tbk PT	178,537	290,707
Uranium Energy Corp. (A)	27,571	29,225
Valero Energy Corp.	51,911	2,791,254
W&T Offshore, Inc. (A)(B)	14,914	29,231
Washington H. Soul Pattinson & Company, Ltd. (B)	12,961	276,643
Woodside Petroleum, Ltd.	113,174	1,846,036
World Fuel Services Corp.	24,136	685,945
WPX Energy, Inc. (A)	99,299	707,009
Yanzhou Coal Mining Company, Ltd., H Shares	152,010	125,511
		183,063,990
		194,648,275
Financials – 13.1%
Banks – 5.7%
1st Source Corp.	2,223	82,962
ABN AMRO Bank NV, GDR (A)(C)	50,755	519,594
Absa Group, Ltd.	75,867	536,563
ACNB Corp.	1,345	33,504
Agricultural Bank of China, Ltd., H Shares	2,939,400	1,116,073
Akbank T.A.S. (A)	201,066	154,832
Allegiance Bancshares, Inc.	2,709	85,767
Altabancorp	2,020	55,348
Amalgamated Bank, Class A	2,225	28,302
Amerant Bancorp, Inc. (A)	2,871	42,634
American National Bankshares, Inc.	1,922	49,934
Ameris Bancorp	9,068	308,403
Ames National Corp.	1,213	26,092
AMMB Holdings BHD	152,700	124,320
Aozora Bank, Ltd.	16,170	291,270
Arrow Financial Corp.	1,715	51,038
Associated Banc-Corp.	37,782	578,820
Atlantic Capital Bancshares, Inc. (A)	3,221	45,223
Atlantic Union Bankshares Corp.	10,640	318,242
Australia & New Zealand Banking Group, Ltd.	338,992	5,607,266
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banc of California, Inc.	6,252	$83,152
BancFirst Corp.	2,597	140,835
Banco Bilbao Vizcaya Argentaria SA	750,872	3,476,969
Banco Bradesco SA	142,776	576,978
Banco de Chile	4,329,306	381,483
Banco de Credito e Inversiones SA	5,017	174,801
Banco do Brasil SA	93,894	593,432
Banco Espirito Santo SA (A)	322,715	484
Banco Santander Brasil SA	45,426	331,957
Banco Santander Chile	5,952,879	257,686
Banco Santander SA (A)	1,950,439	5,656,503
Bancolombia SA	24,992	192,361
BancorpSouth Bank	37,127	941,169
Bangkok Bank PCL, NVDR	59,700	232,929
Bank Central Asia Tbk PT	1,047,630	2,300,956
Bank First Corp.	773	53,461
Bank Hapoalim BM (A)	179,992	1,179,449
Bank Leumi Le-Israel BM	230,882	1,296,420
Bank Mandiri Persero Tbk PT	1,978,956	887,603
Bank Negara Indonesia Persero Tbk PT	818,053	346,907
Bank of America Corp.	1,004,081	28,274,921
Bank of China, Ltd., H Shares (B)	8,408,122	2,967,701
Bank of Communications Company, Ltd., H Shares	887,976	490,702
Bank of Hawaii Corp.	9,846	737,268
Bank of Marin Bancorp	1,759	61,037
Bank of Montreal	76,989	5,532,751
Bank of the Philippine Islands	81,237	140,779
Bank OZK	29,719	830,943
Bank Polska Kasa Opieki SA (A)	22,191	335,886
Bank Rakyat Indonesia Persero Tbk PT	5,897,510	1,705,711
Bankinter SA	75,179	372,815
BankUnited, Inc.	12,405	353,667
Banner Corp.	4,775	197,351
Banque Cantonale Vaudoise	3,364	346,410
Bar Harbor Bankshares	1,965	45,293
Barclays PLC	2,076,007	3,684,398
BayCom Corp. (A)	2,030	29,232
BCB Bancorp, Inc.	2,766	28,130
BDO Unibank, Inc.	170,680	367,173
Berkshire Hills Bancorp, Inc.	6,354	104,206
BNK Financial Group, Inc.	34,933	177,721
BNP Paribas SA (A)	134,985	6,870,897
BOC Hong Kong Holdings, Ltd.	166,000	540,225
Boston Private Financial Holdings, Inc.	11,550	82,698
Bridge Bancorp, Inc.	2,476	55,264
Brookline Bancorp, Inc.	10,894	123,865
Bryn Mawr Bank Corp.	2,851	85,017
Business First Bancshares, Inc.	1,886	35,212
Byline Bancorp, Inc.	3,588	55,004
C&F Financial Corp.	666	24,975
Cadence BanCorp	16,894	235,502
CaixaBank SA	402,212	1,028,921
Cambridge Bancorp	949	64,152
Camden National Corp.	2,134	73,303
Canadian Imperial Bank of Commerce	53,827	4,537,599
Capital Bancorp, Inc. (A)	1,941	23,078
Capital City Bank Group, Inc.	1,859	42,329
Capitec Bank Holdings, Ltd. (A)	7,178	599,405
Capstar Financial Holdings, Inc.	2,510	30,246
Carter Bankshares, Inc.	3,844	36,018
Cathay General Bancorp	28,633	808,882
CBTX, Inc.	2,565	56,302
Central Pacific Financial Corp.	4,002	65,593
Central Valley Community Bancorp	1,732	24,681

79

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Century Bancorp, Inc., Class A	504	$37,246
Chang Hwa Commercial Bank, Ltd.	577,175	361,111
Chemung Financial Corp.	750	25,163
China CITIC Bank Corp., Ltd., H Shares	916,400	396,380
China Construction Bank Corp., H Shares (B)	10,208,296	7,980,157
China Everbright Bank Company, Ltd., H Shares	322,595	125,832
China Merchants Bank Company, Ltd., H Shares	412,674	2,615,639
China Minsheng Banking Corp., Ltd., H Shares	586,200	323,346
ChoiceOne Financial Services, Inc.	1,217	36,060
Chongqing Rural Commercial Bank Company, Ltd., H Shares	249,800	107,110
CIMB Group Holdings BHD	591,800	525,808
CIT Group, Inc.	37,634	1,260,363
Citigroup, Inc.	274,166	15,098,322
Citizens & Northern Corp.	1,593	28,913
Citizens Financial Group, Inc.	56,210	1,835,819
City Holding Company	2,090	137,292
Civista Bancshares, Inc.	2,328	39,180
CNB Financial Corp.	2,367	46,583
Codorus Valley Bancorp, Inc.	1,320	22,163
Columbia Banking System, Inc.	9,797	309,683
Comerica, Inc.	18,310	900,852
Commerce Bancshares, Inc.	24,678	1,627,761
Commerzbank AG (A)	118,238	729,823
Commonwealth Bank of Australia	212,308	12,311,919
Community Bank System, Inc.	7,094	441,602
Community Bankers Trust Corp.	4,485	29,153
Community Trust Bancorp, Inc.	2,180	73,793
Concordia Financial Group, Ltd.	139,400	492,355
ConnectOne Bancorp, Inc.	5,170	91,664
Credicorp, Ltd.	10,600	1,631,446
Credit Agricole SA (A)	139,817	1,613,105
CrossFirst Bankshares, Inc. (A)	7,069	64,328
CTBC Financial Holding Company, Ltd.	1,958,090	1,317,039
Cullen/Frost Bankers, Inc.	13,719	1,151,161
Customers Bancorp, Inc. (A)	3,958	66,851
CVB Financial Corp.	17,389	330,217
Danske Bank A/S (A)	95,065	1,565,046
DBS Group Holdings, Ltd.	188,272	3,512,325
Dime Community Bancshares, Inc.	4,258	61,528
DNB ASA	112,277	2,024,493
E.Sun Financial Holding Company, Ltd.	1,254,083	1,109,756
Eagle Bancorp Montana, Inc.	1,088	22,424
Eagle Bancorp, Inc.	4,440	163,303
East West Bancorp, Inc.	34,784	1,485,972
Enterprise Bancorp, Inc.	1,175	30,409
Enterprise Financial Services Corp.	3,295	112,063
Equity Bancshares, Inc., Class A (A)	2,330	47,241
Erste Group Bank AG	51,538	1,478,766
Esquire Financial Holdings, Inc. (A)	1,423	26,610
Evans Bancorp, Inc.	992	26,764
Farmers & Merchants Bancorp, Inc.	1,123	25,694
Farmers National Banc Corp.	3,590	45,019
FB Financial Corp.	4,210	134,383
Fidelity D&D Bancorp, Inc. (B)	567	33,073
Fifth Third Bancorp	93,798	2,376,841
Financial Institutions, Inc.	2,475	49,525
FinecoBank Banca Fineco SpA (A)	72,271	1,140,994
First Bancorp (North Carolina)	3,947	123,857
First Bancorp (Puerto Rico)	29,407	233,492
First Busey Corp.	6,794	135,948
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Business Financial Services, Inc.	1,341	$25,331
First Capital, Inc.	460	30,480
First Choice Bancorp	1,629	26,927
First Commonwealth Financial Corp.	13,188	127,528
First Community Bankshares, Inc.	2,319	48,861
First Community Corp.	1,277	22,041
First Financial Bancorp	13,258	212,791
First Financial Bankshares, Inc.	52,391	1,750,907
First Financial Corp.	1,953	73,960
First Financial Holding Company, Ltd.	1,120,252	837,260
First Foundation, Inc.	5,505	97,769
First Horizon Corp.	136,019	1,662,152
First Internet Bancorp	1,470	37,603
First Interstate BancSystem, Inc., Class A	5,687	216,390
First Merchants Corp.	7,388	246,168
First Mid Bancshares, Inc.	1,863	55,983
First Midwest Bancorp, Inc.	15,637	218,762
First Northwest Bancorp	1,465	21,975
First Republic Bank	22,667	2,936,737
Flushing Financial Corp.	3,908	55,494
FNB Corp.	79,458	701,614
Franklin Financial Services Corp.	833	23,699
Fukuoka Financial Group, Inc.	22,900	404,887
Fulton Financial Corp.	61,374	756,128
German American Bancorp, Inc.	2,895	92,466
Glacier Bancorp, Inc.	36,417	1,484,721
Great Southern Bancorp, Inc.	1,567	71,925
Great Western Bancorp, Inc.	7,798	128,121
Grupo Financiero Banorte SAB de CV, Series O (A)	344,150	1,713,577
Grupo Financiero Inbursa SAB de CV, Series O (A)	305,600	297,884
Guaranty Bancshares, Inc.	1,289	37,136
Hana Financial Group, Inc.	34,801	1,057,732
Hancock Whitney Corp.	32,987	926,605
Hang Seng Bank, Ltd.	33,395	580,611
Hanmi Financial Corp.	4,742	46,235
HarborOne Bancorp, Inc.	7,619	74,742
HBT Financial, Inc.	1,733	24,227
Heartland Financial USA, Inc.	4,774	186,091
Heritage Commerce Corp.	8,537	71,882
Heritage Financial Corp.	4,980	115,885
Hilltop Holdings, Inc.	9,703	233,745
Home BancShares, Inc.	58,101	1,075,450
HomeTrust Bancshares, Inc.	2,650	45,130
Hong Leong Bank BHD	62,000	261,098
Hong Leong Financial Group BHD	22,100	88,957
Hope Bancorp, Inc.	16,104	152,666
Horizon Bancorp, Inc.	6,022	86,115
Howard Bancorp, Inc. (A)	2,346	28,950
HSBC Holdings PLC	2,449,121	12,601,965
Hua Nan Financial Holdings Company, Ltd.	889,493	566,924
Huntington Bancshares, Inc.	133,973	1,618,394
Independent Bank Corp. (Massachusetts)	4,477	302,824
Independent Bank Corp. (Michigan)	3,256	55,385
Independent Bank Group, Inc.	5,051	283,412
Industrial & Commercial Bank of China, Ltd., H Shares	6,428,623	4,061,121
Industrial Bank of Korea	32,320	270,996
ING Groep NV (A)	467,646	4,548,660
International Bancshares Corp.	20,921	678,050
Intesa Sanpaolo SpA (A)	1,975,587	4,576,379
Investar Holding Corp.	1,690	27,479

80

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Investors Bancorp, Inc.	30,834	$298,473
Israel Discount Bank, Ltd., Class A	188,270	636,785
Japan Post Bank Company, Ltd.	51,500	403,498
JPMorgan Chase & Co.	401,348	47,310,902
Kasikornbank PCL, NVDR	184,300	669,020
KB Financial Group, Inc.	45,619	1,885,897
KBC Group NV (A)	18,874	1,313,851
KeyCorp	128,532	1,987,105
Komercni banka AS (A)	9,888	263,324
Krung Thai Bank PCL, NVDR (B)	392,600	138,582
Lakeland Bancorp, Inc.	6,871	82,589
Lakeland Financial Corp.	3,295	167,353
LCNB Corp.	1,856	27,469
Level One Bancorp, Inc.	1,093	20,844
Live Oak Bancshares, Inc.	3,829	157,448
Lloyds Banking Group PLC (A)	8,528,776	4,005,234
M&T Bank Corp.	16,894	1,967,982
Macatawa Bank Corp.	5,326	41,330
MainStreet Bancshares, Inc. (A)	1,537	24,915
Malayan Banking BHD	353,033	684,348
mBank SA (A)	1,845	74,131
Mebuki Financial Group, Inc.	124,600	255,182
Mediobanca Banca di Credito Finanziario SpA (A)	74,134	665,067
Mega Financial Holding Company, Ltd.	1,205,275	1,204,416
Mercantile Bank Corp.	2,430	60,337
Meridian Corp.	1,164	21,650
Metrocity Bankshares, Inc. (B)	2,259	31,287
Metropolitan Bank & Trust Company	162,364	162,166
Metropolitan Bank Holding Corp. (A)	1,161	38,406
Mid Penn Bancorp, Inc.	923	21,451
Middlefield Banc Corp.	971	20,779
Midland States Bancorp, Inc.	3,206	54,342
MidWestOne Financial Group, Inc.	2,027	47,148
Mitsubishi UFJ Financial Group, Inc.	1,625,300	6,935,666
Mizrahi Tefahot Bank, Ltd.	22,290	476,147
Mizuho Financial Group, Inc.	321,270	4,070,347
Moneta Money Bank AS (A)(C)	65,840	195,606
MVB Financial Corp.	1,738	34,986
National Australia Bank, Ltd.	383,174	6,374,564
National Bank Holdings Corp., Class A	3,969	127,722
National Bank of Canada	40,710	2,255,084
National Bankshares, Inc.	1,011	30,451
Natwest Group PLC (A)	587,914	1,192,120
NBT Bancorp, Inc.	5,848	175,148
Nedbank Group, Ltd.	40,283	317,533
Nicolet Bankshares, Inc. (A)	1,329	88,392
Nordea Bank ABP	389,719	3,330,709
Northeast Bank	1,349	29,381
Northrim BanCorp, Inc.	1,161	36,885
Norwood Financial Corp.	785	21,164
OceanFirst Financial Corp.	8,261	130,276
OFG Bancorp	6,953	116,463
Old National Bancorp	22,006	348,355
Old Second Bancorp, Inc.	4,770	46,078
Origin Bancorp, Inc.	3,166	81,398
Orrstown Financial Services, Inc.	1,807	29,129
OTP Bank NYRT (A)	34,893	1,388,713
Oversea-Chinese Banking Corp., Ltd.	351,778	2,622,689
Pacific Premier Bancorp, Inc.	11,001	317,049
PacWest Bancorp	28,702	667,609
Park National Corp. (B)	1,943	196,457
Parke Bancorp, Inc.	2,014	28,921
PCB Bancorp	2,172	23,653
Peapack-Gladstone Financial Corp.	2,826	62,200
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Penns Woods Bancorp, Inc.	920	$23,515
Peoples Bancorp, Inc.	2,723	68,021
Peoples Financial Services Corp.	885	33,471
People's United Financial, Inc.	55,938	693,631
Pinnacle Financial Partners, Inc.	18,646	1,009,867
Plumas Bancorp	778	18,555
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,070,300	604,972
Powszechna Kasa Oszczednosci Bank Polski SA (A)	104,861	737,828
Preferred Bank	1,935	71,150
Premier Financial Bancorp, Inc.	2,330	31,012
Professional Holding Corp., Class A (A)	1,755	24,921
Prosperity Bancshares, Inc.	22,780	1,431,267
Public Bank BHD	268,262	1,141,505
QCR Holdings, Inc.	2,152	75,040
Raiffeisen Bank International AG (A)	26,816	511,659
RBB Bancorp	2,869	42,576
Red River Bancshares, Inc.	681	33,873
Regions Financial Corp.	126,447	1,930,846
Reliant Bancorp, Inc.	2,430	42,987
Renasant Corp.	7,431	229,395
Republic Bancorp, Inc., Class A	1,156	40,807
Republic First Bancorp, Inc. (A)	8,471	26,345
Resona Holdings, Inc.	281,600	981,551
RHB Bank BHD	141,141	177,967
Richmond Mutual Bancorporation, Inc.	2,120	26,585
Royal Bank of Canada	171,017	13,966,322
S&T Bancorp, Inc.	5,302	118,712
Salisbury Bancorp, Inc.	486	18,978
Sandy Spring Bancorp, Inc.	6,148	181,120
Santander Bank Polska SA (A)	4,236	197,067
SB Financial Group, Inc.	1,351	23,129
Seacoast Banking Corp. of Florida (A)	7,039	177,805
Select Bancorp, Inc. (A)	2,810	25,712
ServisFirst Bancshares, Inc.	6,621	250,141
Seven Bank, Ltd.	78,000	170,831
Shinhan Financial Group Company, Ltd.	50,944	1,500,094
Shinsei Bank, Ltd.	21,200	250,552
Shore Bancshares, Inc.	2,244	31,079
Sierra Bancorp	2,307	50,754
Signature Bank	13,168	1,477,318
Silvergate Capital Corp., Class A (A)	2,239	79,686
Simmons First National Corp., Class A	14,632	285,324
SinoPac Financial Holdings Company, Ltd.	1,110,772	433,062
Skandinaviska Enskilda Banken AB, A Shares (A)	197,345	2,083,293
SmartFinancial, Inc.	1,733	30,605
Societe Generale SA (A)	98,270	1,948,473
South State Corp.	9,504	631,731
Southern First Bancshares, Inc. (A)	1,386	44,213
Southern National Bancorp of Virginia, Inc.	3,445	37,688
Southside Bancshares, Inc.	4,218	124,009
Spirit of Texas Bancshares, Inc.	2,364	36,926
Standard Bank Group, Ltd.	134,789	1,053,413
Standard Chartered PLC (A)	320,940	1,906,865
Sterling Bancorp	47,811	764,020
Stock Yards Bancorp, Inc.	2,789	111,114
Sumitomo Mitsui Financial Group, Inc.	173,279	4,982,216
Sumitomo Mitsui Trust Holdings, Inc.	44,738	1,297,969
Summit Financial Group, Inc.	1,405	29,421
SVB Financial Group (A)	6,817	2,350,911

81

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Svenska Handelsbanken AB, A Shares (A)	186,233	$1,886,075
Swedbank AB, A Shares (A)	108,257	1,960,202
Synovus Financial Corp.	36,216	1,143,339
Taishin Financial Holding Company, Ltd.	1,062,075	497,643
Taiwan Business Bank	574,222	200,610
Taiwan Cooperative Financial Holding Company, Ltd.	1,002,176	714,545
TCF Financial Corp.	37,426	1,257,514
Texas Capital Bancshares, Inc. (A)	19,311	1,079,485
The Bancorp, Inc. (A)	7,170	84,606
The Bank of East Asia, Ltd.	56,093	124,433
The Bank of Kyoto, Ltd.	7,600	377,687
The Bank of Nova Scotia	145,950	7,102,518
The Bank of NT Butterfield & Son, Ltd.	6,846	216,744
The Chiba Bank, Ltd.	72,000	405,626
The First Bancorp, Inc.	1,589	38,501
The First Bancshares, Inc.	2,943	80,520
The First of Long Island Corp.	3,460	58,163
The PNC Financial Services Group, Inc.	55,904	7,718,665
The Shanghai Commercial & Savings Bank, Ltd.	370,000	506,150
The Shizuoka Bank, Ltd.	55,000	388,659
The Siam Commercial Bank PCL, NVDR	88,700	250,287
The Toronto-Dominion Bank	216,412	11,544,640
TMB Bank PCL, NVDR	2,481,200	86,094
Tompkins Financial Corp.	1,930	122,767
Towne Bank	8,984	195,402
TriCo Bancshares	3,586	117,477
TriState Capital Holdings, Inc. (A)	4,025	59,932
Triumph Bancorp, Inc. (A)	3,104	141,046
Truist Financial Corp.	177,472	8,238,250
Trustmark Corp.	24,198	600,594
Turkiye Garanti Bankasi AS (A)	153,479	171,925
Turkiye Is Bankasi AS, Class C (A)	119,366	99,650
U.S. Bancorp	180,524	7,800,442
UMB Financial Corp.	16,518	1,123,389
Umpqua Holdings Corp.	54,140	752,005
UniCredit SpA (A)	251,926	2,614,973
United Bankshares, Inc.	48,692	1,425,702
United Community Banks, Inc.	10,666	255,024
United Overseas Bank, Ltd.	124,257	2,066,699
Unity Bancorp, Inc.	1,358	23,887
Univest Financial Corp.	4,194	76,792
Valley National Bancorp	153,323	1,401,372
Veritex Holdings, Inc.	6,511	141,224
Washington Trust Bancorp, Inc.	2,396	94,211
Webster Financial Corp.	22,173	839,026
Wells Fargo & Company	542,581	14,839,590
WesBanco, Inc.	8,882	254,292
West Bancorporation, Inc.	2,794	53,868
Westamerica Bancorporation	3,586	197,660
Westpac Banking Corp.	431,688	6,330,525
Wintrust Financial Corp.	14,161	771,633
Woori Financial Group, Inc.	62,323	551,245
Yapi ve Kredi Bankasi AS (A)	191,167	70,060
Zions Bancorp NA	21,594	833,312
		443,821,522
Capital markets – 2.8%
3i Group PLC	118,098	1,669,559
Affiliated Managers Group, Inc.	11,445	997,088
Ameriprise Financial, Inc.	20,413	3,781,304
Amundi SA (A)(C)	7,500	596,492
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	7,485	$336,825
Assetmark Financial Holdings, Inc. (A)	2,339	55,621
ASX, Ltd.	23,299	1,317,642
B. Riley Financial, Inc.	2,632	95,120
B3 SA - Brasil Bolsa Balcao	225,576	2,363,382
Banco BTG Pactual SA	26,100	385,941
Bangkok Commercial Asset Management PCL, NVDR	187,700	130,468
BGC Partners, Inc., Class A	41,738	172,795
BlackRock, Inc.	24,069	16,808,586
Blucora, Inc. (A)	6,763	88,190
Brightsphere Investment Group, Inc.	8,361	147,990
Brookfield Asset Management, Inc., Class A (B)	160,755	6,492,338
Cboe Global Markets, Inc.	18,459	1,685,676
China Cinda Asset Management Company, Ltd., H Shares	996,100	193,966
China Everbright, Ltd.	110,984	160,083
China Galaxy Securities Company, Ltd., H Shares	399,600	258,162
China Huarong Asset Management Company, Ltd., H Shares (C)	1,116,200	127,960
China International Capital Corp., Ltd., H Shares (A)(C)	148,200	345,291
CI Financial Corp.	28,845	378,026
CITIC Securities Company, Ltd., H Shares	234,100	526,533
CME Group, Inc.	60,867	10,653,551
Cohen & Steers, Inc.	3,339	236,301
Cowen, Inc., Class A (B)	3,650	87,454
Credit Suisse Group AG	286,821	3,632,979
Daiwa Securities Group, Inc.	195,218	848,437
Deutsche Bank AG (A)	236,080	2,617,260
Deutsche Boerse AG	22,843	3,805,008
Diamond Hill Investment Group, Inc.	453	61,979
Donnelley Financial Solutions, Inc. (A)	4,126	67,213
Eaton Vance Corp.	28,069	1,880,062
Ellington Financial, Inc.	5,713	82,267
EQT AB (B)	29,190	651,753
Evercore, Inc., Class A	9,979	907,390
FactSet Research Systems, Inc.	9,340	3,117,318
Federated Hermes, Inc.	36,578	981,754
Focus Financial Partners, Inc., Class A (A)	4,326	171,353
Franklin Resources, Inc.	45,400	998,346
GF Securities Company, Ltd., H Shares	140,000	195,130
Greenhill & Company, Inc.	2,149	27,980
Guotai Junan Securities Company, Ltd., H Shares (C)	75,100	110,241
Haitong Securities Company, Ltd., H Shares	293,900	252,621
Hamilton Lane, Inc., Class A	4,124	288,185
Hargreaves Lansdown PLC	40,300	763,270
Hong Kong Exchanges & Clearing, Ltd.	53,677	2,665,970
Houlihan Lokey, Inc.	6,932	449,055
Huatai Securities Company, Ltd., H Shares (C)	167,100	261,064
IGM Financial, Inc.	12,146	321,256
Interactive Brokers Group, Inc., Class A	19,434	1,025,338
Intercontinental Exchange, Inc.	95,257	10,050,566
Invesco, Ltd.	63,903	1,037,146
Janus Henderson Group PLC	37,063	1,057,407
Japan Exchange Group, Inc.	68,298	1,689,663
Julius Baer Group, Ltd.	26,492	1,527,053

82

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Korea Investment Holdings Company, Ltd.	5,048	$337,913
London Stock Exchange Group PLC	38,033	4,101,921
Macquarie Group, Ltd.	40,565	4,125,205
Magellan Financial Group, Ltd.	15,731	682,596
MarketAxess Holdings, Inc.	6,445	3,475,015
Meritz Securities Company, Ltd.	36,339	121,111
Mirae Asset Daewoo Company, Ltd.	37,729	323,184
Moelis & Company, Class A	7,206	282,763
Moody's Corp.	27,397	7,735,269
Morgan Stanley	242,341	14,983,944
MSCI, Inc.	14,195	5,811,717
Nasdaq, Inc.	19,515	2,497,725
Natixis SA (A)	115,933	356,401
NH Investment & Securities Company, Ltd.	15,940	154,889
Noah Holdings, Ltd., ADR (A)	3,900	115,440
Nomura Holdings, Inc.	423,400	2,124,138
Northern Trust Corp.	35,318	3,288,812
Oppenheimer Holdings, Inc., Class A	1,344	39,635
Partners Group Holding AG	2,193	2,364,451
Piper Sandler Companies	2,364	217,890
PJT Partners, Inc., Class A	3,194	221,280
Raymond James Financial, Inc.	20,719	1,884,393
Reinet Investments SCA	15,667	276,995
S&P Global, Inc.	40,904	14,389,209
Safeguard Scientifics, Inc.	4,109	26,339
Samsung Securities Company, Ltd.	8,153	290,179
SBI Holdings, Inc.	31,964	862,304
Schroders PLC	15,668	669,533
Sculptor Capital Management, Inc.	2,747	38,678
SEI Investments Company	29,894	1,576,909
Silvercrest Asset Management Group, Inc., Class A	1,808	24,028
Singapore Exchange, Ltd.	84,700	558,478
St. James's Place PLC	66,400	889,539
Standard Life Aberdeen PLC	282,197	1,006,211
State Street Corp.	59,808	4,215,268
Stifel Financial Corp.	25,916	1,795,979
StoneX Group, Inc. (A)	2,228	137,289
T. Rowe Price Group, Inc.	38,525	5,524,870
The Bank of New York Mellon Corp.	138,324	5,411,235
The Charles Schwab Corp.	251,385	12,262,560
The Goldman Sachs Group, Inc.	58,398	13,465,411
TMX Group, Ltd.	7,145	703,057
UBS Group AG	429,989	6,099,009
Virtus Investment Partners, Inc.	1,002	179,238
Waddell & Reed Financial, Inc., Class A (B)	8,685	142,955
WisdomTree Investments, Inc.	19,678	84,222
		217,512,595
Consumer finance – 0.4%
Acom Company, Ltd.	52,500	252,027
American Express Company	110,691	13,126,846
Capital One Financial Corp.	77,502	6,637,271
Curo Group Holdings Corp.	2,634	22,758
Discover Financial Services	52,007	3,961,373
Encore Capital Group, Inc. (A)	4,226	144,276
Enova International, Inc. (A)	4,715	98,591
EZCORP, Inc., Class A (A)	6,928	35,264
FirstCash, Inc.	15,749	1,011,716
Green Dot Corp., Class A (A)	6,941	371,760
Krungthai Card PCL, NVDR	79,100	133,546
LendingClub Corp. (A)	9,954	79,433
LendingTree, Inc. (A)	2,734	698,756
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Lufax Holding, Ltd., ADR (A)	18,100	$298,107
Muangthai Capital PCL, NVDR	76,400	136,488
Navient Corp.	73,570	689,351
Nelnet, Inc., Class A	2,316	157,256
Oportun Financial Corp. (A)	2,741	46,350
PRA Group, Inc. (A)	6,168	256,774
Regional Management Corp.	1,264	33,787
Samsung Card Company, Ltd.	3,511	105,030
SLM Corp.	92,249	978,762
Srisawad Corp. PCL, NVDR	76,500	147,470
Synchrony Financial	92,142	2,807,567
World Acceptance Corp. (A)(B)	649	73,279
		32,303,838
Diversified financial services – 1.2%
Alerus Financial Corp.	1,986	47,724
A-Mark Precious Metals, Inc.	730	22,331
AMP, Ltd.	410,752	514,928
Banco Latinoamericano de Comercio Exterior SA, Class E	4,195	61,960
Berkshire Hathaway, Inc., Class B (A)	336,431	77,012,420
Cannae Holdings, Inc. (A)	11,691	460,859
Chailease Holding Company, Ltd.	139,335	764,409
Eurazeo SE (A)	4,632	285,538
EXOR NV	13,189	922,563
Far East Horizon, Ltd.	211,300	225,095
FirstRand, Ltd.	500,654	1,468,352
Groupe Bruxelles Lambert SA	8,565	834,966
Grupo de Inversiones Suramericana SA	24,904	148,195
Haci Omer Sabanci Holding AS	62,640	77,101
Industrivarden AB, C Shares (A)	19,550	598,237
Investor AB, B Shares	55,185	3,830,948
Jefferies Financial Group, Inc.	53,093	1,206,804
Kinnevik AB, B Shares (A)	29,507	1,469,866
L E Lundbergforetagen AB, B Shares (A)	9,258	475,288
M&G PLC	313,669	778,285
Metro Pacific Investments Corp.	1,219,900	103,882
Mitsubishi UFJ Lease & Finance Company, Ltd.	54,300	249,130
NewStar Financial, Inc. (A)(D)	5,608	570
Onex Corp.	10,631	567,854
ORIX Corp.	177,000	2,619,842
Remgro, Ltd.	54,335	320,856
Sofina SA	1,202	381,555
Tokyo Century Corp.	5,700	375,391
Wendel SE	3,192	360,648
Yuanta Financial Holding Company, Ltd.	1,093,034	733,103
		96,918,700
Insurance – 2.8%
Admiral Group PLC	23,216	874,474
Aegon NV	223,929	828,379
Aflac, Inc.	88,086	3,869,618
Ageas SA/NV	14,354	702,781
AIA Group, Ltd.	538,709	5,911,998
Alleghany Corp.	3,519	2,024,129
Allianz SE	50,427	11,819,340
Ambac Financial Group, Inc. (A)	6,314	92,437
American Equity Investment Life Holding Company	12,381	325,373
American Financial Group, Inc.	17,631	1,576,388
American International Group, Inc.	114,448	4,399,381
AMERISAFE, Inc.	2,615	143,119
Aon PLC, Class A	30,776	6,305,695
Argo Group International Holdings, Ltd.	4,466	175,023
Arthur J. Gallagher & Company	25,442	2,936,261
Assicurazioni Generali SpA	137,135	2,344,233

83

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	7,925	$1,023,276
Aviva PLC	519,229	2,198,308
AXA SA	235,218	5,499,271
Baloise Holding AG	5,740	989,073
BB Seguridade Participacoes SA	78,708	419,588
Brighthouse Financial, Inc. (A)	22,869	802,702
Brown & Brown, Inc.	57,708	2,598,591
BRP Group, Inc., Class A (A)	4,634	136,471
Cathay Financial Holding Company, Ltd.	901,890	1,278,261
China Development Financial Holding Corp.	1,477,000	462,560
China Life Insurance Company, Ltd.	356,525	283,592
China Life Insurance Company, Ltd., H Shares	803,076	1,812,315
China Pacific Insurance Group Company, Ltd., H Shares	299,979	1,140,001
China Reinsurance Group Corp., H Shares	714,300	75,528
China Taiping Insurance Holdings Company, Ltd.	182,200	322,187
Chubb, Ltd.	59,967	8,864,922
Cincinnati Financial Corp.	19,875	1,517,456
Citizens, Inc. (A)(B)	6,439	40,823
CNO Financial Group, Inc.	54,120	1,151,674
CNP Assurances (A)	23,741	376,697
Dai-ichi Life Holdings, Inc.	146,000	2,300,178
DB Insurance Company, Ltd.	6,100	242,548
Direct Line Insurance Group PLC	170,558	669,078
Discovery, Ltd.	43,330	343,226
Donegal Group, Inc., Class A	1,769	24,731
eHealth, Inc. (A)	3,481	264,521
Employers Holdings, Inc.	3,909	119,264
Enstar Group, Ltd. (A)	1,616	305,876
Everest Re Group, Ltd.	5,310	1,207,122
Fairfax Financial Holdings, Ltd.	3,316	1,137,250
FBL Financial Group, Inc., Class A	1,376	71,552
First American Financial Corp.	27,416	1,328,031
Fubon Financial Holding Company, Ltd.	754,659	1,173,011
Genworth Financial, Inc., Class A (A)	193,268	877,437
Gjensidige Forsikring ASA	24,233	527,644
Globe Life, Inc.	13,019	1,212,069
Goosehead Insurance, Inc., Class A	1,762	216,920
Great-West Lifeco, Inc.	38,416	893,622
Greenlight Capital Re, Ltd., Class A (A)	4,603	35,489
Hannover Rueck SE	7,510	1,255,057
HCI Group, Inc.	869	45,318
Heritage Insurance Holdings, Inc.	3,649	37,731
Horace Mann Educators Corp.	5,680	226,746
Hyundai Marine & Fire Insurance Company, Ltd.	7,776	156,958
iA Financial Corp., Inc.	14,511	635,436
Insurance Australia Group, Ltd.	281,961	1,063,980
Intact Financial Corp.	17,420	1,948,835
Investors Title Company	202	34,340
IRB Brasil Resseguros SA	108,700	134,521
James River Group Holdings, Ltd.	4,033	183,824
Japan Post Holdings Company, Ltd.	214,400	1,586,795
Japan Post Insurance Company, Ltd.	31,500	524,054
Kemper Corp.	15,097	1,131,520
Kinsale Capital Group, Inc.	2,878	691,180
Legal & General Group PLC	734,174	2,424,516
Lincoln National Corp.	24,134	1,139,607
Loews Corp.	31,670	1,327,290
Mapfre SA	142,026	272,524
Marsh & McLennan Companies, Inc.	67,296	7,714,813
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (A)	7,880	$50,196
Medibank Private, Ltd.	334,575	700,025
Mercury General Corp.	6,532	290,478
MetLife, Inc.	102,501	4,732,471
Momentum Metropolitan Holdings	117,426	117,223
MS&AD Insurance Group Holdings, Inc.	61,068	1,776,549
Muenchener Rueckversicherungs-Gesellschaft AG	17,023	4,717,088
National General Holdings Corp.	9,219	314,184
National Western Life Group, Inc., Class A	368	68,477
New China Life Insurance Company, Ltd., H Shares	91,000	382,301
NI Holdings, Inc. (A)	1,276	21,820
NN Group NV	35,525	1,435,739
Old Mutual, Ltd.	513,679	385,832
Old Republic International Corp.	69,513	1,245,673
Palomar Holdings, Inc. (A)	2,760	182,436
PICC Property & Casualty Company, Ltd., H Shares	763,848	630,258
Ping An Insurance Group Company of China, Ltd., H Shares	632,110	7,434,592
Porto Seguro SA	11,223	99,296
Poste Italiane SpA (C)	63,759	655,160
Power Corp. of Canada	70,592	1,589,366
Powszechny Zaklad Ubezpieczen SA (A)(B)	75,504	506,498
Primerica, Inc.	9,716	1,265,703
Principal Financial Group, Inc.	33,919	1,688,827
ProAssurance Corp.	7,462	118,720
ProSight Global, Inc. (A)	1,497	19,087
Protective Insurance Corp., Class B	1,422	20,320
Prudential Financial, Inc.	52,479	3,968,462
Prudential PLC	315,557	4,852,546
QBE Insurance Group, Ltd.	180,018	1,317,981
Rand Merchant Investment Holdings, Ltd.	88,257	172,810
Reinsurance Group of America, Inc.	16,702	1,925,407
RenaissanceRe Holdings, Ltd.	12,591	2,072,982
RLI Corp. (B)	15,087	1,444,279
RSA Insurance Group PLC	128,109	1,138,710
Safety Insurance Group, Inc.	1,987	141,574
Sampo OYJ, A Shares	56,799	2,440,827
Samsung Fire & Marine Insurance Company, Ltd.	3,633	616,896
Samsung Life Insurance Company, Ltd.	8,444	543,614
Sanlam, Ltd.	189,668	675,684
SCOR SE (A)	19,327	657,583
Selective Insurance Group, Inc.	22,725	1,404,860
Selectquote, Inc. (A)	4,370	93,737
Shin Kong Financial Holding Company, Ltd.	1,312,694	395,298
Sompo Holdings, Inc.	45,660	1,743,204
State Auto Financial Corp.	2,626	39,443
Stewart Information Services Corp.	3,544	148,387
Sul America SA	34,123	272,734
Sun Life Financial, Inc.	73,990	3,285,596
Suncorp Group, Ltd.	155,092	1,150,296
Swiss Life Holding AG	3,874	1,728,655
Swiss Re AG	35,212	3,217,168
T&D Holdings, Inc.	75,800	882,443
The Allstate Corp.	41,494	4,246,911
The Hanover Insurance Group, Inc.	9,273	1,041,822
The Hartford Financial Services Group, Inc.	47,588	2,103,390

84

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The People's Insurance Company Group of China, Ltd., H Shares	910,900	$288,063
The Progressive Corp.	77,774	6,774,893
The Travelers Companies, Inc.	33,638	4,361,167
Third Point Reinsurance, Ltd. (A)	11,066	105,570
Tiptree, Inc.	4,357	22,177
Tokio Marine Holdings, Inc.	85,214	4,219,586
Trean Insurance Group, Inc. (A)	1,826	26,021
Trupanion, Inc. (A)	4,065	412,110
Tryg A/S	16,736	485,528
United Fire Group, Inc.	2,995	65,501
Universal Insurance Holdings, Inc.	3,887	54,263
Unum Group	27,044	601,188
W.R. Berkley Corp.	18,683	1,216,824
Watford Holdings, Ltd. (A)	2,338	81,175
Willis Towers Watson PLC	17,120	3,564,213
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	40,000	193,654
Zurich Insurance Group AG	17,799	7,218,335
		214,668,425
Mortgage real estate investment trusts – 0.1%
Anworth Mortgage Asset Corp.	15,735	33,830
Apollo Commercial Real Estate Finance, Inc.	20,109	216,775
Arbor Realty Trust, Inc.	14,280	190,210
Ares Commercial Real Estate Corp.	4,329	48,225
Arlington Asset Investment Corp., Class A	5,929	19,032
ARMOUR Residential REIT, Inc.	8,816	93,273
Blackstone Mortgage Trust, Inc., Class A	18,563	482,267
Broadmark Realty Capital, Inc.	17,266	175,250
Capstead Mortgage Corp.	13,076	73,618
Cherry Hill Mortgage Investment Corp.	2,475	22,424
Chimera Investment Corp.	25,965	266,401
Colony Credit Real Estate, Inc.	11,759	85,370
Dynex Capital, Inc.	2,982	52,513
Ellington Residential Mortgage REIT	1,717	20,947
Granite Point Mortgage Trust, Inc.	7,523	69,663
Great Ajax Corp.	3,196	31,704
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,863	539,112
Invesco Mortgage Capital, Inc.	25,372	84,235
KKR Real Estate Finance Trust, Inc.	3,503	63,860
Ladder Capital Corp.	14,448	131,766
MFA Financial, Inc.	62,010	229,437
New York Mortgage Trust, Inc.	51,933	182,545
Orchid Island Capital, Inc.	9,564	51,167
PennyMac Mortgage Investment Trust	13,448	229,961
Ready Capital Corp.	5,725	74,082
Redwood Trust, Inc.	15,855	137,146
TPG RE Finance Trust, Inc.	8,262	85,677
Two Harbors Investment Corp.	37,332	232,952
Western Asset Mortgage Capital Corp.	8,601	26,405
		3,949,847
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	7,851	263,009
Bridgewater Bancshares, Inc. (A)	3,723	43,820
Capitol Federal Financial, Inc.	17,944	221,070
Columbia Financial, Inc. (A)	6,881	98,880
Essent Group, Ltd.	42,632	1,869,840
Federal Agricultural Mortgage Corp., Class C	1,227	83,068
Flagstar Bancorp, Inc.	6,950	243,528
FS Bancorp, Inc.	692	37,022
Home Bancorp, Inc.	1,169	32,790
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc.	3,129	$101,223
Kearny Financial Corp.	11,466	113,399
Luther Burbank Corp.	2,181	21,439
Merchants Bancorp	1,223	32,581
Meridian Bancorp, Inc.	6,805	92,854
Meta Financial Group, Inc.	4,582	151,664
MGIC Investment Corp.	83,236	995,503
MMA Capital Holdings, Inc. (A)	709	17,661
Mr. Cooper Group, Inc. (A)	10,403	277,344
New York Community Bancorp, Inc.	114,049	1,105,135
NMI Holdings, Inc., Class A (A)	11,255	246,597
Northfield Bancorp, Inc.	7,141	79,479
Northwest Bancshares, Inc.	15,987	189,126
PCSB Financial Corp.	2,679	41,015
PennyMac Financial Services, Inc.	5,751	331,488
Premier Financial Corp.	5,303	109,825
Provident Bancorp, Inc.	2,206	22,281
Provident Financial Services, Inc.	9,852	154,381
Radian Group, Inc.	25,981	490,521
Riverview Bancorp, Inc.	3,396	17,931
Southern Missouri Bancorp, Inc.	1,331	40,210
Standard AVB Financial Corp.	672	22,021
Territorial Bancorp, Inc.	1,416	31,591
The Hingham Institution for Savings	205	44,920
Timberland Bancorp, Inc.	1,440	34,315
TrustCo Bank Corp.	14,025	85,132
Walker & Dunlop, Inc.	3,853	308,279
Washington Federal, Inc.	28,871	674,715
Waterstone Financial, Inc.	3,519	61,811
Western New England Bancorp, Inc.	4,200	28,056
WSFS Financial Corp.	6,854	261,343
		9,076,867
		1,018,251,794
Health care – 10.6%
Biotechnology – 1.2%
3SBio, Inc. (A)(C)	133,800	132,499
89bio, Inc. (A)	978	26,416
AbbVie, Inc.	91,004	9,517,198
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	25,653
Aduro Biotech, Inc. (A)(D)	1,925	5,775
Adverum Biotechnologies, Inc. (A)	11,974	162,727
Aeglea BioTherapeutics, Inc. (A)	6,174	52,849
Affimed NV (A)	11,514	61,485
Agenus, Inc. (A)	21,249	78,621
Akebia Therapeutics, Inc. (A)	20,293	67,170
Akero Therapeutics, Inc. (A)(B)	1,899	54,653
Akouos, Inc. (A)	2,066	42,725
Albireo Pharma, Inc. (A)	1,898	70,625
Alder Biopharmaceuticals, Inc. (A)(B)(D)	9,683	14,608
Alector, Inc. (A)	6,501	85,228
Alexion Pharmaceuticals, Inc. (A)	11,302	1,380,087
Allakos, Inc. (A)(B)	3,329	356,303
Allogene Therapeutics, Inc. (A)	7,379	229,118
Allovir, Inc. (A)	2,479	98,193
Alteogen, Inc. (A)	2,104	306,382
ALX Oncology Holdings, Inc. (A)	1,317	101,317
Amgen, Inc.	30,201	6,705,830
Amicus Therapeutics, Inc. (A)	34,728	794,924
AnaptysBio, Inc. (A)	2,987	77,035
Anavex Life Sciences Corp. (A)(B)	7,676	40,913
Anika Therapeutics, Inc. (A)	1,971	74,504
Annexon, Inc. (A)	2,060	49,852
Apellis Pharmaceuticals, Inc. (A)	8,243	388,575
Applied Molecular Transport, Inc. (A)(B)	1,732	53,744
Applied Therapeutics, Inc. (A)	1,958	45,347

85

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aprea Therapeutics, Inc. (A)	1,089	$27,486
Arcturus Therapeutics Holdings, Inc. (A)	2,198	201,688
Arcus Biosciences, Inc. (A)	5,780	157,389
Arcutis Biotherapeutics, Inc. (A)(B)	2,560	69,427
Ardelyx, Inc. (A)	10,558	66,515
Arena Pharmaceuticals, Inc. (A)	7,940	523,008
Argenx SE (A)(B)	3,378	967,569
Arrowhead Pharmaceuticals, Inc. (A)	38,844	2,428,915
Assembly Biosciences, Inc. (A)	4,723	27,228
Atara Biotherapeutics, Inc. (A)	10,003	231,970
Athenex, Inc. (A)(B)	8,605	117,286
Athersys, Inc. (A)(B)	25,539	47,247
Atreca, Inc., Class A (A)	4,039	62,766
AVEO Pharmaceuticals, Inc. (A)	3,491	18,782
Avid Bioservices, Inc. (A)	7,961	72,604
Avidity Biosciences, Inc. (A)	2,356	70,539
Avrobio, Inc. (A)	4,402	60,616
Beam Therapeutics, Inc. (A)	4,848	242,400
BeiGene, Ltd., ADR (A)	1,800	460,242
Beyondspring, Inc. (A)	2,294	25,647
BioCryst Pharmaceuticals, Inc. (A)(B)	24,584	125,624
Biogen, Inc. (A)	8,163	1,960,508
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,574	584,757
BioSpecifics Technologies Corp. (A)	871	76,996
Bioxcel Therapeutics, Inc. (A)	1,614	71,016
Black Diamond Therapeutics, Inc. (A)(B)	2,503	83,450
Blueprint Medicines Corp. (A)	7,556	816,652
BrainStorm Cell Therapeutics, Inc. (A)(B)	4,239	23,420
Bridgebio Pharma, Inc. (A)(B)	9,952	499,988
Cabaletta Bio, Inc. (A)	2,012	29,939
Calithera Biosciences, Inc. (A)	9,579	47,033
CareDx, Inc. (A)	6,542	374,006
CASI Pharmaceuticals, Inc. (A)	10,754	26,777
Catalyst Biosciences, Inc. (A)	3,686	22,853
Catalyst Pharmaceuticals, Inc. (A)	13,896	50,859
Celltrion, Inc. (A)	10,807	3,324,398
Cellular Biomedicine Group, Inc. (A)	1,891	34,775
CEL-SCI Corp. (A)(B)	4,701	58,763
Checkpoint Therapeutics, Inc. (A)	7,653	18,367
ChemoCentryx, Inc. (A)	6,768	373,255
Chimerix, Inc. (A)	7,564	28,516
Chinook Therapeutics, Inc. (A)	1,962	27,429
Clovis Oncology, Inc. (A)	11,600	57,072
Coherus Biosciences, Inc. (A)	7,946	146,683
Concert Pharmaceuticals, Inc. (A)	4,317	49,214
Constellation Pharmaceuticals, Inc. (A)	4,244	107,543
ContraFect Corp. (A)	4,175	26,386
Cortexyme, Inc. (A)	2,165	105,219
Crinetics Pharmaceuticals, Inc. (A)	3,942	52,705
CSL, Ltd.	54,344	11,900,549
Cue Biopharma, Inc. (A)	4,116	57,562
Cytokinetics, Inc. (A)	9,167	154,006
CytomX Therapeutics, Inc. (A)	6,613	49,730
Deciphera Pharmaceuticals, Inc. (A)	5,122	316,540
Denali Therapeutics, Inc. (A)	8,587	523,549
Dicerna Pharmaceuticals, Inc. (A)	8,934	225,762
Dyadic International, Inc. (A)	3,313	19,414
Dynavax Technologies Corp. (A)(B)	14,887	75,626
Eagle Pharmaceuticals, Inc. (A)	1,528	69,524
Editas Medicine, Inc. (A)(B)	8,642	264,359
Eidos Therapeutics, Inc. (A)	1,505	138,550
Eiger BioPharmaceuticals, Inc. (A)	4,018	36,725
Emergent BioSolutions, Inc. (A)	17,144	1,404,608
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. (A)	2,670	$110,004
Epizyme, Inc. (A)(B)	12,379	170,087
Esperion Therapeutics, Inc. (A)(B)	3,592	101,725
Exelixis, Inc. (A)	75,965	1,455,489
Fate Therapeutics, Inc. (A)	9,789	572,314
Fennec Pharmaceuticals, Inc. (A)	3,378	26,416
FibroGen, Inc. (A)	11,522	475,974
Five Prime Therapeutics, Inc. (A)	3,829	71,985
Flexion Therapeutics, Inc. (A)(B)	6,196	66,359
Forma Therapeutics Holdings, Inc. (A)	2,222	97,190
Fortress Biotech, Inc. (A)	9,664	26,576
Frequency Therapeutics, Inc. (A)(B)	3,497	100,364
G1 Therapeutics, Inc. (A)(B)	4,848	88,524
Galapagos NV (A)	3,214	393,712
Generation Bio Company (A)	1,718	82,842
Genmab A/S (A)	8,902	3,423,449
Geron Corp. (A)(B)	40,211	74,994
Gilead Sciences, Inc.	64,649	3,922,255
GlycoMimetics, Inc. (A)	6,083	22,872
Gossamer Bio, Inc. (A)	8,020	70,897
Grifols SA	33,467	949,487
Halozyme Therapeutics, Inc. (A)	50,202	1,962,898
Harpoon Therapeutics, Inc. (A)	1,566	23,365
Heron Therapeutics, Inc. (A)	12,094	209,589
Homology Medicines, Inc. (A)	5,061	49,800
Hookipa Pharma, Inc. (A)	2,153	24,975
Ideaya Biosciences, Inc. (A)	2,324	32,397
IGM Biosciences, Inc. (A)(B)	981	65,511
ImmunoGen, Inc. (A)	23,620	128,729
Immunovant, Inc. (A)	4,778	235,030
Incyte Corp. (A)	9,585	810,316
Innovent Biologics, Inc. (A)(C)	99,500	653,523
Inovio Pharmaceuticals, Inc. (A)(B)	21,444	262,046
Inozyme Pharma, Inc. (A)	1,161	30,209
Insmed, Inc. (A)	13,844	540,054
Intellia Therapeutics, Inc. (A)(B)	6,877	270,060
Intercept Pharmaceuticals, Inc. (A)	3,599	127,800
Invitae Corp. (A)(B)	15,750	781,988
Ironwood Pharmaceuticals, Inc. (A)	21,891	252,184
iTeos Therapeutics, Inc. (A)	1,521	40,748
IVERIC bio, Inc. (A)	11,191	76,323
Jounce Therapeutics, Inc. (A)	2,788	19,934
Kadmon Holdings, Inc. (A)(B)	23,964	104,483
KalVista Pharmaceuticals, Inc. (A)	2,006	37,532
Karuna Therapeutics, Inc. (A)	2,165	216,002
Karyopharm Therapeutics, Inc. (A)	9,692	164,667
Keros Therapeutics, Inc. (A)	962	72,737
Kezar Life Sciences, Inc. (A)	5,121	33,696
Kindred Biosciences, Inc. (A)	5,829	22,675
Kiniksa Pharmaceuticals, Ltd., Class A (A)	3,785	70,628
Kodiak Sciences, Inc. (A)	3,938	538,206
Krystal Biotech, Inc. (A)	1,890	103,837
Kura Oncology, Inc. (A)	7,272	263,974
Ligand Pharmaceuticals, Inc. (A)(B)	5,926	499,977
MacroGenics, Inc. (A)	7,251	167,281
Madrigal Pharmaceuticals, Inc. (A)(B)	1,204	140,615
Magenta Therapeutics, Inc. (A)	3,524	25,197
MannKind Corp. (A)	30,860	91,963
MediciNova, Inc. (A)	6,300	37,422
MEI Pharma, Inc. (A)	15,092	43,465
MeiraGTx Holdings PLC (A)	3,073	43,391
Mersana Therapeutics, Inc. (A)	7,308	186,208
Minerva Neurosciences, Inc. (A)	5,834	22,694
Mirati Therapeutics, Inc. (A)	5,631	1,339,333

86

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Molecular Templates, Inc. (A)	3,823	$34,216
Morphic Holding, Inc. (A)	1,921	60,262
Myriad Genetics, Inc. (A)	9,832	172,453
NantKwest, Inc. (A)(B)	4,409	42,238
Natera, Inc. (A)	9,661	852,776
Neoleukin Therapeutics, Inc. (A)	4,532	57,511
Neubase Therapeutics, Inc. (A)	2,766	21,215
NextCure, Inc. (A)	2,476	25,057
Nkarta, Inc. (A)(B)	2,260	75,213
Novavax, Inc. (A)(B)	8,405	1,172,498
Nurix Therapeutics, Inc. (A)	1,547	65,933
Oncocyte Corp. (A)	10,562	20,385
OPKO Health, Inc. (A)(B)	54,410	252,462
ORIC Pharmaceuticals, Inc. (A)	1,244	42,184
Ovid therapeutics, Inc. (A)	6,207	42,456
Oyster Point Pharma, Inc. (A)	977	21,426
Pandion Therapeutics, Inc. (A)	1,298	22,858
Passage Bio, Inc. (A)	1,943	39,851
PDL BioPharma, Inc. (A)	16,467	41,662
PeptiDream, Inc. (A)	12,500	635,586
Pfenex, Inc. (A)(D)	4,823	3,617
Pieris Pharmaceuticals, Inc. (A)	8,082	23,599
Poseida Therapeutics, Inc. (A)	2,059	23,905
Precigen, Inc. (A)(B)	9,272	73,434
Precision BioSciences, Inc. (A)	6,559	81,791
Prevail Therapeutics, Inc. (A)	2,417	24,823
Protagonist Therapeutics, Inc. (A)	4,204	101,569
Prothena Corp. PLC (A)	4,437	50,227
PTC Therapeutics, Inc. (A)	8,447	528,529
Puma Biotechnology, Inc. (A)	4,393	49,421
Radius Health, Inc. (A)	6,355	100,282
RAPT Therapeutics, Inc. (A)	1,550	33,589
Regeneron Pharmaceuticals, Inc. (A)	5,391	2,781,918
REGENXBIO, Inc. (A)	4,709	164,062
Relay Therapeutics, Inc. (A)	4,407	234,937
Replimune Group, Inc. (A)	2,868	148,218
REVOLUTION Medicines, Inc. (A)	5,291	230,846
Rhythm Pharmaceuticals, Inc. (A)	4,678	144,784
Rigel Pharmaceuticals, Inc. (A)	24,320	73,690
Rocket Pharmaceuticals, Inc. (A)	4,682	144,955
Rubius Therapeutics, Inc. (A)(B)	5,663	35,507
Sangamo Therapeutics, Inc. (A)(B)	15,875	158,591
Scholar Rock Holding Corp. (A)	3,115	155,189
Seegene, Inc.	2,113	362,133
Selecta Biosciences, Inc. (A)	9,943	33,408
Seres Therapeutics, Inc. (A)	7,260	200,449
Soleno Therapeutics, Inc. (A)	9,937	19,477
Sorrento Therapeutics, Inc. (A)(B)	30,237	247,943
Spectrum Pharmaceuticals, Inc. (A)	20,345	95,825
Spero Therapeutics, Inc. (A)	2,239	37,100
SpringWorks Therapeutics, Inc. (A)	2,903	189,972
Stemline Therapeutics, Inc. (A)(B)(D)	5,969	1,970
Stoke Therapeutics, Inc. (A)	1,688	87,928
Sutro Biopharma, Inc. (A)(B)	3,704	63,338
Syndax Pharmaceuticals, Inc. (A)	3,766	87,258
Syros Pharmaceuticals, Inc. (A)(B)	6,014	49,014
TCR2 Therapeutics, Inc. (A)	3,562	97,047
TG Therapeutics, Inc. (A)	15,180	445,381
Translate Bio, Inc. (A)	9,375	208,313
Travere Therapeutics, Inc. (A)	6,746	154,686
Turning Point Therapeutics, Inc. (A)	4,948	526,962
Twist Bioscience Corp. (A)	4,467	499,143
Ultragenyx Pharmaceutical, Inc. (A)	8,429	999,174
United Therapeutics Corp. (A)	10,918	1,448,164
UNITY Biotechnology, Inc. (A)(B)	5,482	33,056
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
UroGen Pharma, Ltd. (A)(B)	2,798	$58,059
Vanda Pharmaceuticals, Inc. (A)(B)	7,479	91,319
Vaxart, Inc. (A)(B)	7,264	57,967
Vaxcyte, Inc. (A)	2,524	81,020
VBI Vaccines, Inc. (A)(B)	23,898	81,851
Veracyte, Inc. (A)	7,833	426,977
Verastem, Inc. (A)(B)	25,243	50,738
Vericel Corp. (A)	6,179	157,812
Vertex Pharmaceuticals, Inc. (A)	13,431	3,058,910
Viela Bio, Inc. (A)(B)	2,995	114,828
Viking Therapeutics, Inc. (A)(B)	9,313	59,883
Vir Biotechnology, Inc. (A)(B)	7,322	233,425
Voyager Therapeutics, Inc. (A)	3,898	32,431
X4 Pharmaceuticals, Inc. (A)	2,540	16,764
XBiotech, Inc. (A)(B)	1,983	37,796
Xencor, Inc. (A)	7,604	321,801
XOMA Corp. (A)(B)	911	30,163
Y-mAbs Therapeutics, Inc. (A)	4,139	210,551
Zai Lab, Ltd., ADR (A)	7,200	797,616
Zentalis Pharmaceuticals, Inc. (A)	1,591	81,077
ZIOPHARM Oncology, Inc. (A)(B)	30,135	84,378
		95,586,196
Health care equipment and supplies – 2.9%
Abbott Laboratories	239,562	25,925,400
ABIOMED, Inc. (A)	6,095	1,670,640
Accelerate Diagnostics, Inc. (A)(B)	4,448	34,828
Accuray, Inc. (A)	12,973	57,860
Acutus Medical, Inc. (A)	1,399	39,760
AK Medical Holdings, Ltd. (B)(C)	40,000	63,014
Alcon, Inc. (A)	57,473	3,669,954
Align Technology, Inc. (A)	9,701	4,668,994
Alphatec Holdings, Inc. (A)	6,306	66,213
Ambu A/S, Class B (B)	22,264	744,558
AngioDynamics, Inc. (A)	5,231	74,385
Antares Pharma, Inc. (A)	23,098	72,066
Apyx Medical Corp. (A)	4,452	34,058
Asahi Intecc Company, Ltd.	25,800	945,221
Aspira Women's Health, Inc. (A)(B)	11,134	54,111
AtriCure, Inc. (A)	6,001	260,923
Atrion Corp.	198	118,800
Avanos Medical, Inc. (A)	18,287	775,186
Axogen, Inc. (A)	5,129	73,293
Axonics Modulation Technologies, Inc. (A)(B)	4,147	182,012
Baxter International, Inc.	68,496	5,210,491
Becton, Dickinson and Company	39,221	9,210,660
BioLife Solutions, Inc. (A)	1,900	68,381
BioMerieux	4,957	713,166
Boston Scientific Corp. (A)	193,577	6,417,078
Cantel Medical Corp.	14,415	856,683
Cardiovascular Systems, Inc. (A)	5,316	183,189
Carl Zeiss Meditec AG, Bearer Shares	4,799	638,115
Cerus Corp. (A)	22,697	150,935
Cochlear, Ltd.	7,842	1,270,797
Co-Diagnostics, Inc. (A)(B)	3,655	42,837
Coloplast A/S, B Shares	16,125	2,410,610
CONMED Corp.	3,711	378,114
CryoLife, Inc. (A)	5,112	106,432
CryoPort, Inc. (A)	4,674	227,390
Cutera, Inc. (A)	2,484	62,150
CytoSorbents Corp. (A)	5,914	49,618
Danaher Corp.	85,428	19,189,692
Demant A/S (A)	14,811	558,732
Dentsply Sirona, Inc.	29,563	1,504,461
DexCom, Inc. (A)	12,954	4,141,135

87

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
DiaSorin SpA	3,011	$635,323
Edwards Lifesciences Corp. (A)	84,125	7,057,246
Fisher & Paykel Healthcare Corp., Ltd.	70,517	1,775,772
FONAR Corp. (A)	1,084	20,824
GenMark Diagnostics, Inc. (A)	9,556	127,764
Glaukos Corp. (A)(B)	5,838	393,948
Globus Medical, Inc., Class A (A)	18,519	1,112,622
GN Store Nord A/S	17,483	1,422,934
Haemonetics Corp. (A)	12,464	1,406,562
Hartalega Holdings BHD	155,900	550,415
Heska Corp. (A)	957	119,625
Hill-Rom Holdings, Inc.	16,375	1,553,333
Hologic, Inc. (A)	35,042	2,422,453
Hoya Corp.	50,000	6,649,426
ICU Medical, Inc. (A)	4,787	903,307
IDEXX Laboratories, Inc. (A)	11,508	5,304,958
Inari Medical, Inc. (A)(B)	1,054	72,800
Inogen, Inc. (A)(B)	2,578	90,410
Integer Holdings Corp. (A)	4,466	321,954
Integra LifeSciences Holdings Corp. (A)	17,403	952,466
IntriCon Corp. (A)	1,362	23,617
Intuitive Surgical, Inc. (A)	15,834	11,496,276
Invacare Corp.	4,850	41,371
iRadimed Corp. (A)	966	23,677
iRhythm Technologies, Inc. (A)	3,740	914,467
Koninklijke Philips NV (A)	109,603	5,648,212
Kossan Rubber Industries	119,400	183,659
Lantheus Holdings, Inc. (A)	9,131	120,164
LeMaitre Vascular, Inc. (B)	2,318	91,306
LivaNova PLC (A)	18,650	985,653
Masimo Corp. (A)	12,428	3,162,802
Medtronic PLC	181,879	20,679,642
Meridian Bioscience, Inc. (A)	5,808	109,771
Merit Medical Systems, Inc. (A)	7,389	406,912
Mesa Laboratories, Inc.	642	174,470
Microport Scientific Corp.	32,000	137,467
Misonix, Inc. (A)	2,054	28,633
Natus Medical, Inc. (A)	4,677	97,843
Neogen Corp. (A)	20,237	1,501,990
Nevro Corp. (A)	4,575	737,719
NuVasive, Inc. (A)	19,621	908,845
Olympus Corp.	155,224	3,350,584
OraSure Technologies, Inc. (A)	9,717	116,604
Orthofix Medical, Inc. (A)	2,611	95,980
OrthoPediatrics Corp. (A)(B)	1,821	83,329
Penumbra, Inc. (A)	8,255	1,831,785
Pulse Biosciences, Inc. (A)	2,047	30,500
Quidel Corp. (A)	9,385	1,830,544
Quotient, Ltd. (A)	8,209	56,970
Repro-Med Systems, Inc. (A)	4,180	18,810
ResMed, Inc.	19,606	4,109,418
Retractable Technologies, Inc. (A)	2,006	23,229
SeaSpine Holdings Corp. (A)	3,833	54,505
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	265,200	549,673
Shockwave Medical, Inc. (A)	3,884	379,972
SI-BONE, Inc. (A)	3,548	82,172
Siemens Healthineers AG (C)	31,999	1,470,954
Sientra, Inc. (A)	6,925	35,802
Silk Road Medical, Inc. (A)	3,682	210,979
Smith & Nephew PLC	104,888	2,025,905
Sonova Holding AG (A)	6,400	1,589,481
STAAR Surgical Company (A)	6,252	445,580
Stereotaxis, Inc. (A)	6,765	29,090
STERIS PLC	11,508	2,230,365
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Straumann Holding AG	1,209	$1,395,542
Stryker Corp.	44,215	10,319,781
Supermax Corp. BHD (A)	139,000	313,129
Surgalign Holdings, Inc. (A)	10,085	22,792
Surmodics, Inc. (A)	1,873	70,125
Sysmex Corp.	22,300	2,334,644
Tactile Systems Technology, Inc. (A)	2,538	109,413
Tela Bio, Inc. (A)	1,197	19,595
Teleflex, Inc.	6,294	2,409,029
Terumo Corp.	85,946	3,410,402
The Cooper Companies, Inc.	6,648	2,228,543
Top Glove Corp. BHD	431,500	754,689
TransMedics Group, Inc. (A)	3,605	53,606
Utah Medical Products, Inc.	520	44,892
Vapotherm, Inc. (A)	2,692	67,731
Varex Imaging Corp. (A)	5,308	88,537
Varian Medical Systems, Inc. (A)	12,330	2,145,173
ViewRay, Inc. (A)(B)	15,675	60,192
West Pharmaceutical Services, Inc.	9,991	2,749,124
Zimmer Biomet Holdings, Inc.	28,015	4,177,597
Zynex, Inc. (A)(B)	2,613	36,477
		226,753,824
Health care providers and services – 1.9%
1Life Healthcare, Inc. (A)	10,729	352,662
Acadia Healthcare Company, Inc. (A)	21,871	928,424
AdaptHealth Corp. (A)	3,404	101,643
Addus HomeCare Corp. (A)	1,893	187,880
Alfresa Holdings Corp.	25,000	499,790
Amedisys, Inc. (A)	7,982	1,953,914
American Renal Associates Holdings, Inc. (A)	2,164	24,691
AmerisourceBergen Corp.	19,888	2,050,652
AMN Healthcare Services, Inc. (A)	6,347	413,571
Anthem, Inc.	34,030	10,601,026
Apollo Medical Holdings, Inc. (A)	2,729	49,722
Bangkok Dusit Medical Services PCL, NVDR	988,000	700,647
BioTelemetry, Inc. (A)(B)	4,599	254,831
Brookdale Senior Living, Inc. (A)	25,386	107,637
Bumrungrad Hospital PCL, NVDR	44,700	183,796
Cardinal Health, Inc.	39,569	2,160,072
Castle Biosciences, Inc. (A)	1,613	76,714
Celltrion Healthcare Company, Ltd. (A)	7,820	862,908
Centene Corp. (A)	78,406	4,833,730
Chemed Corp.	3,914	1,871,871
Cigna Corp.	49,684	10,390,912
Community Health Systems, Inc. (A)	11,749	96,107
CorVel Corp. (A)	1,204	107,818
Covetrus, Inc. (A)	13,431	362,838
Cross Country Healthcare, Inc. (A)	5,271	45,858
CVS Health Corp.	177,074	12,003,846
DaVita, Inc. (A)	10,181	1,118,383
Encompass Health Corp.	24,448	1,970,020
Fresenius Medical Care AG & Company KGaA	25,512	2,146,417
Fresenius SE & Company KGaA	50,126	2,241,092
Fulgent Genetics, Inc. (A)(B)	1,328	59,654
Hanger, Inc. (A)	5,095	115,606
Hapvida Participacoes e Investimentos SA (C)	107,800	290,155
HCA Healthcare, Inc.	35,675	5,355,174
HealthEquity, Inc. (A)	29,121	2,087,684
Henry Schein, Inc. (A)	19,317	1,242,276
Humana, Inc.	17,900	7,169,308
IHH Healthcare BHD	200,009	275,440

88

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
InfuSystem Holdings, Inc. (A)	2,139	$34,224
Laboratory Corp. of America Holdings (A)	13,179	2,633,691
LHC Group, Inc. (A)	11,896	2,335,423
Life Healthcare Group Holdings, Ltd.	143,673	146,101
Magellan Health, Inc. (A)	3,235	255,727
McKesson Corp.	21,945	3,948,125
Medipal Holdings Corp.	24,200	453,848
MEDNAX, Inc. (A)	10,235	206,849
Molina Healthcare, Inc. (A)	14,578	2,975,807
National HealthCare Corp.	1,694	105,401
National Research Corp.	1,658	85,072
NMC Health PLC (A)	8,800	2,355
Notre Dame Intermedica Participacoes SA	52,700	673,825
Ontrak, Inc. (A)(B)	1,093	54,267
Option Care Health, Inc. (A)	6,055	95,366
Orpea SA (A)	6,083	759,491
Owens & Minor, Inc.	8,582	221,072
Patterson Companies, Inc.	32,900	913,304
PetIQ, Inc. (A)	2,943	84,700
Progyny, Inc. (A)	3,673	130,355
Quest Diagnostics, Inc.	18,172	2,252,965
R1 RCM, Inc. (A)	14,595	295,987
RadNet, Inc. (A)	5,983	111,403
Ramsay Health Care, Ltd.	21,881	1,013,375
Ryman Healthcare, Ltd.	49,648	512,874
Select Medical Holdings Corp. (A)	14,784	356,294
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	81,800	138,325
Sharps Compliance Corp. (A)	2,525	20,074
Sinopharm Group Company, Ltd., H Shares	144,300	357,179
Sonic Healthcare, Ltd.	54,099	1,307,760
Surgery Partners, Inc. (A)	3,101	75,757
Suzuken Company, Ltd.	8,900	339,562
Tenet Healthcare Corp. (A)	40,157	1,262,135
The Ensign Group, Inc.	6,965	500,575
The Joint Corp. (A)	1,925	48,318
The Pennant Group, Inc. (A)	3,479	176,351
The Providence Service Corp. (A)	1,650	224,054
Tivity Health, Inc. (A)	6,017	110,893
Triple-S Management Corp., Class B (A)	3,092	69,292
UnitedHealth Group, Inc.	128,585	43,248,279
Universal Health Services, Inc., Class B	10,513	1,372,788
US Physical Therapy, Inc.	1,751	185,991
Viemed Healthcare, Inc. (A)	5,012	48,867
		145,438,870
Health care technology – 0.2%
Accolade, Inc. (A)(B)	1,611	83,627
Alibaba Health Information Technology, Ltd. (A)	343,100	1,008,073
Allscripts Healthcare Solutions, Inc. (A)	22,145	302,944
Cerner Corp.	41,319	3,092,314
Computer Programs & Systems, Inc.	1,824	51,856
Evolent Health, Inc., Class A (A)	10,357	150,487
Health Catalyst, Inc. (A)	4,618	164,632
HealthStream, Inc. (A)	3,657	68,313
HMS Holdings Corp. (A)	12,050	378,611
Icad, Inc. (A)	3,058	30,641
Inovalon Holdings, Inc., Class A (A)	10,070	188,007
Inspire Medical Systems, Inc. (A)	3,572	663,463
M3, Inc.	58,800	5,410,877
NextGen Healthcare, Inc. (A)	7,662	135,924
Omnicell, Inc. (A)	5,784	606,452
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
OptimizeRx Corp. (A)	2,070	$54,689
Phreesia, Inc. (A)	3,902	172,312
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	54,700	669,343
Schrodinger, Inc. (A)	3,986	277,346
Simulations Plus, Inc. (B)	1,911	106,959
Tabula Rasa HealthCare, Inc. (A)	2,826	97,384
Vocera Communications, Inc. (A)	4,376	148,040
		13,862,294
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	37,828	4,422,093
Bio-Rad Laboratories, Inc., Class A (A)	2,624	1,413,024
Bio-Techne Corp.	9,477	2,874,469
Charles River Laboratories International, Inc. (A)	12,213	2,864,193
ChromaDex Corp. (A)	6,275	31,124
Codexis, Inc. (A)	7,452	138,011
Eurofins Scientific SE (A)	15,741	1,287,651
Fluidigm Corp. (A)	9,839	61,592
Genscript Biotech Corp. (A)	109,400	157,100
Harvard Bioscience, Inc. (A)	6,169	24,182
Illumina, Inc. (A)	17,913	5,769,598
IQVIA Holdings, Inc. (A)	23,468	3,965,857
Lonza Group AG	8,681	5,461,846
Luminex Corp.	5,929	140,695
Medpace Holdings, Inc. (A)	10,423	1,337,896
Mettler-Toledo International, Inc. (A)	2,941	3,382,268
NanoString Technologies, Inc. (A)	5,181	257,185
NeoGenomics, Inc. (A)	14,122	671,925
Pacific Biosciences of California, Inc. (A)	22,794	360,373
PerkinElmer, Inc.	13,719	1,824,627
Personalis, Inc. (A)	3,272	90,078
PRA Health Sciences, Inc. (A)	15,724	1,764,233
QIAGEN NV (A)	27,214	1,311,512
Quanterix Corp. (A)	2,901	125,294
Repligen Corp. (A)	12,004	2,276,799
Samsung Biologics Company, Ltd. (A)(C)	1,897	1,347,576
Sartorius Stedim Biotech	3,306	1,192,050
Syneos Health, Inc. (A)	17,177	1,130,934
Thermo Fisher Scientific, Inc.	48,537	22,568,734
Waters Corp. (A)	7,598	1,762,812
WuXi AppTec Company, Ltd., H Shares (C)	28,472	426,323
Wuxi Biologics Cayman, Inc. (A)(C)	323,100	3,198,634
		73,640,688
Pharmaceuticals – 3.5%
AcelRx Pharmaceuticals, Inc. (A)(B)	12,817	19,226
Aerie Pharmaceuticals, Inc. (A)(B)	5,265	65,339
Agile Therapeutics, Inc. (A)	10,139	28,592
Amneal Pharmaceuticals, Inc. (A)	13,872	54,794
Amphastar Pharmaceuticals, Inc. (A)	5,064	89,937
ANI Pharmaceuticals, Inc. (A)	1,414	41,798
Aquestive Therapeutics, Inc. (A)	3,222	22,747
Arvinas, Inc. (A)(B)	4,091	99,002
Aspen Pharmacare Holdings, Ltd. (A)	40,707	323,290
Astellas Pharma, Inc.	248,000	3,532,396
AstraZeneca PLC	157,665	16,497,255
Axsome Therapeutics, Inc. (A)(B)	3,789	274,665
Bausch Health Companies, Inc. (A)	38,965	723,374
Bayer AG	117,591	6,774,856
BioDelivery Sciences International, Inc. (A)	13,025	49,495
Bristol-Myers Squibb Company	183,289	11,437,234

89

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Canopy Growth Corp. (A)(B)	27,339	$785,625
CanSino Biologics, Inc., H Shares (A)(B)(C)	6,400	140,807
Cara Therapeutics, Inc. (A)	5,791	84,954
Cassava Sciences, Inc. (A)	3,316	25,600
Catalent, Inc. (A)	13,348	1,283,277
Celltrion Pharm, Inc. (A)	1,884	322,208
Chiasma, Inc. (A)	7,818	33,461
China Medical System Holdings, Ltd.	144,500	147,543
China Resources Pharmaceutical Group, Ltd. (C)	169,500	91,650
China Traditional Chinese Medicine Holdings Company, Ltd.	292,400	137,421
Chugai Pharmaceutical Company, Ltd.	89,400	4,324,034
Collegium Pharmaceutical, Inc. (A)	4,751	87,846
Corcept Therapeutics, Inc. (A)(B)	13,141	297,512
CorMedix, Inc. (A)	4,721	42,489
Cronos Group, Inc. (A)	23,729	213,957
CSPC Pharmaceutical Group, Ltd.	949,792	923,252
Cymabay Therapeutics, Inc. (A)	9,631	72,233
Daiichi Sankyo Company, Ltd.	226,600	8,022,847
Durect Corp. (A)	29,112	53,857
Eisai Company, Ltd.	33,554	2,528,753
Elanco Animal Health, Inc. (A)(D)	6,772	0
Eli Lilly & Company	64,557	9,402,727
Endo International PLC (A)	30,986	157,409
Evofem Biosciences, Inc. (A)(B)	11,474	25,702
Fulcrum Therapeutics, Inc. (A)	2,270	25,946
GlaxoSmithKline PLC	602,217	10,930,122
H Lundbeck A/S	9,405	287,466
Hanmi Pharm Company, Ltd.	755	245,146
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	124,000	594,999
Harrow Health, Inc. (A)	3,522	20,252
Hikma Pharmaceuticals PLC	20,696	714,884
Hisamitsu Pharmaceutical Company, Inc.	6,800	399,044
Hutchison China MediTech, Ltd., ADR (A)	7,300	226,300
Hypera SA	41,379	248,008
Innoviva, Inc. (A)	8,779	91,784
Intersect ENT, Inc. (A)	4,548	87,003
Intra-Cellular Therapies, Inc. (A)	8,952	211,625
Ipsen SA	4,496	431,787
Jazz Pharmaceuticals PLC (A)	13,634	1,918,440
Johnson & Johnson	214,101	30,976,133
Kala Pharmaceuticals, Inc. (A)	5,759	42,962
Kalbe Farma Tbk PT	2,237,210	238,374
Kyowa Kirin Company, Ltd.	36,028	976,615
Lannett Company, Inc. (A)	4,608	28,385
Luye Pharma Group, Ltd. (C)	189,600	110,444
Marinus Pharmaceuticals, Inc. (A)	3,542	56,282
Merck & Company, Inc.	205,677	16,534,374
Merck KGaA	15,483	2,472,327
Nektar Therapeutics (A)	43,981	720,849
NGM Biopharmaceuticals, Inc. (A)	3,337	79,087
Nippon Shinyaku Company, Ltd.	6,100	437,334
Novartis AG	259,084	23,456,293
Novo Nordisk A/S, B Shares	235,074	15,755,333
Ocular Therapeutix, Inc. (A)	8,384	146,720
Odonate Therapeutics, Inc. (A)	1,957	29,394
Omeros Corp. (A)	8,235	95,444
Ono Pharmaceutical Company, Ltd.	49,300	1,561,265
Optinose, Inc. (A)(B)	5,353	21,680
Orion OYJ, Class B	12,394	582,969
Otsuka Holdings Company, Ltd.	52,100	2,112,654
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pacira BioSciences, Inc. (A)	5,739	$347,726
Paratek Pharmaceuticals, Inc. (A)	6,497	40,216
Perrigo Company PLC	11,098	535,146
Pfizer, Inc.	451,884	17,311,676
Phathom Pharmaceuticals, Inc. (A)(B)	1,521	65,129
Phibro Animal Health Corp., Class A	2,985	56,387
Pliant Therapeutics, Inc. (A)	1,479	40,702
Prestige Consumer Healthcare, Inc. (A)	19,220	683,655
Provention Bio, Inc. (A)	6,603	98,979
Recordati Industria Chimica e Farmaceutica SpA	12,321	658,995
Relmada Therapeutics, Inc. (A)	2,021	71,867
Revance Therapeutics, Inc. (A)	8,690	209,777
Richter Gedeon NYRT	21,726	514,866
Roche Holding AG	81,944	26,914,253
Sanofi	135,253	13,633,341
Santen Pharmaceutical Company, Ltd.	47,800	794,810
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	55,500	232,801
Shin Poong Pharmaceutical Company, Ltd. (A)	3,357	401,586
Shionogi & Company, Ltd.	35,363	1,892,890
SIGA Technologies, Inc. (A)	7,291	50,527
Sino Biopharmaceutical, Ltd.	1,095,525	1,099,466
SSY Group, Ltd.	159,300	97,448
Sumitomo Dainippon Pharma Company, Ltd.	24,000	302,656
Supernus Pharmaceuticals, Inc. (A)	6,789	144,606
Taisho Pharmaceutical Holdings Company, Ltd.	4,500	285,727
Takeda Pharmaceutical Company, Ltd.	209,728	7,502,359
Teva Pharmaceutical Industries, Ltd., ADR (A)	174,636	1,660,788
TherapeuticsMD, Inc. (A)(B)	34,127	45,730
Theravance Biopharma, Inc. (A)	6,417	106,458
Tricida, Inc. (A)	4,229	30,914
UCB SA	9,668	1,034,598
Verrica Pharmaceuticals, Inc. (A)	2,094	19,160
Viatris, Inc. (A)	135,163	2,273,442
Vifor Pharma AG	5,309	780,201
VYNE Therapeutics, Inc. (A)	21,759	36,990
WaVe Life Sciences, Ltd. (A)	3,654	32,228
Xeris Pharmaceuticals, Inc. (A)	6,689	29,164
Yuhan Corp.	5,449	317,362
Zoetis, Inc.	38,639	6,196,923
Zogenix, Inc. (A)	7,679	164,561
		268,822,998
		824,104,870
Industrials – 11.7%
Aerospace and defense – 1.2%
AAR Corp.	4,577	129,849
Aerojet Rocketdyne Holdings, Inc. (A)	9,971	373,215
AeroVironment, Inc. (A)	2,946	251,559
Airbus SE (A)	70,362	7,356,177
Aselsan Elektronik Sanayi Ve Ticaret AS	45,173	99,855
Astronics Corp. (A)	3,604	41,158
AviChina Industry & Technology Company, Ltd., H Shares	263,300	160,367
Axon Enterprise, Inc. (A)	15,605	1,961,392
BAE Systems PLC	386,369	2,577,777
CAE, Inc.	32,256	780,383
Cubic Corp. (B)	4,279	250,578
Curtiss-Wright Corp.	10,221	1,178,072
Dassault Aviation SA (A)	297	303,563
Ducommun, Inc. (A)	1,501	74,630

90

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
General Dynamics Corp.	30,519	$4,558,013
Hexcel Corp.	20,529	1,016,596
Howmet Aerospace, Inc.	51,544	1,209,222
Huntington Ingalls Industries, Inc.	5,317	851,730
Kaman Corp.	3,780	197,656
Korea Aerospace Industries, Ltd.	8,515	178,448
Kratos Defense & Security Solutions, Inc. (A)	16,535	350,046
L3Harris Technologies, Inc.	28,389	5,450,404
Leonardo SpA	49,677	360,616
Lockheed Martin Corp.	32,303	11,790,595
Maxar Technologies, Inc.	8,316	231,268
Mercury Systems, Inc. (A)	13,767	980,486
Moog, Inc., Class A	4,036	312,225
MTU Aero Engines AG	6,374	1,501,036
National Presto Industries, Inc.	676	57,494
Northrop Grumman Corp.	20,359	6,153,711
PAE, Inc. (A)	8,276	79,532
Park Aerospace Corp.	3,012	38,343
Parsons Corp. (A)	3,057	99,964
Raytheon Technologies Corp.	200,602	14,387,175
Rolls-Royce Holdings PLC (A)	1,004,474	1,392,517
Safran SA (A)	38,374	5,593,932
Singapore Technologies Engineering, Ltd.	160,900	459,494
Teledyne Technologies, Inc. (A)	4,841	1,829,608
Textron, Inc.	29,944	1,350,474
Thales SA	12,689	1,162,929
The Boeing Company	69,672	14,680,587
TransDigm Group, Inc.	7,118	4,122,674
Triumph Group, Inc.	7,213	94,995
Vectrus, Inc. (A)	1,584	75,509
		96,105,854
Air freight and logistics – 0.8%
Air Transport Services Group, Inc. (A)	8,056	247,641
Atlas Air Worldwide Holdings, Inc. (A)	3,497	195,168
BEST, Inc., ADR (A)	20,300	59,479
CH Robinson Worldwide, Inc.	26,775	2,516,047
Deutsche Post AG	118,297	5,706,443
DSV Panalpina A/S	28,300	4,456,304
Echo Global Logistics, Inc. (A)	3,595	102,062
Expeditors International of Washington, Inc.	33,296	2,975,664
FedEx Corp.	47,868	13,718,011
Forward Air Corp.	3,833	280,077
Hub Group, Inc., Class A (A)	4,500	245,790
Hyundai Glovis Company, Ltd.	2,188	352,471
Radiant Logistics, Inc. (A)	6,090	36,053
SG Holdings Company, Ltd. (B)	42,600	1,274,601
United Parcel Service, Inc., Class B	140,422	24,021,992
XPO Logistics, Inc. (A)	22,452	2,395,179
Yamato Holdings Company, Ltd.	41,200	1,038,713
ZTO Express Cayman, Inc., ADR	42,900	1,211,496
		60,833,191
Airlines – 0.3%
Air Canada (A)	18,166	345,500
Air China, Ltd., H Shares	184,966	149,225
Alaska Air Group, Inc.	24,554	1,251,517
Allegiant Travel Company	1,773	301,747
American Airlines Group, Inc. (B)	108,643	1,535,126
ANA Holdings, Inc. (A)	15,000	359,991
China Eastern Airlines Corp., Ltd., H Shares	186,400	84,021
China Southern Airlines Company, Ltd., H Shares (A)	178,900	109,842
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Delta Air Lines, Inc.	126,674	$5,098,629
Deutsche Lufthansa AG (A)(B)	35,619	410,648
Eva Airways Corp.	249,066	110,488
Hawaiian Holdings, Inc.	6,323	128,104
Japan Airlines Company, Ltd. (A)	14,800	279,035
JetBlue Airways Corp. (A)	66,974	1,010,638
Korean Air Lines Company, Ltd. (A)	9,220	212,140
Mesa Air Group, Inc. (A)	4,065	25,935
Qantas Airways, Ltd. (A)	109,664	431,442
Singapore Airlines, Ltd. (A)	138,640	445,847
SkyWest, Inc.	6,693	287,330
Southwest Airlines Company	117,145	5,428,499
Spirit Airlines, Inc. (A)(B)	12,123	274,343
Turk Hava Yollari AO (A)	35,188	51,249
United Airlines Holdings, Inc. (A)	57,787	2,603,304
		20,934,600
Building products – 0.9%
A. O. Smith Corp.	35,532	2,000,807
AAON, Inc.	5,577	363,231
Advanced Drainage Systems, Inc.	7,553	526,822
AGC, Inc.	25,784	857,144
Allegion PLC	24,208	2,760,680
Alpha Pro Tech, Ltd. (A)	1,707	21,576
American Woodmark Corp. (A)	2,309	202,061
Apogee Enterprises, Inc.	3,571	93,703
Assa Abloy AB, B Shares (B)	120,687	2,887,899
Builders FirstSource, Inc. (A)	44,464	1,663,398
Caesarstone, Ltd.	3,412	40,739
Carrier Global Corp.	213,698	8,135,483
China Lesso Group Holdings, Ltd.	115,000	205,561
Cie de Saint-Gobain	61,982	2,936,200
Cornerstone Building Brands, Inc. (A)	6,153	53,777
CSW Industrials, Inc.	1,846	198,057
Daikin Industries, Ltd.	33,200	7,519,458
Fortune Brands Home & Security, Inc.	36,259	3,027,627
Geberit AG	4,277	2,574,300
Gibraltar Industries, Inc. (A)	4,451	291,362
Griffon Corp.	5,851	121,993
Insteel Industries, Inc.	2,638	61,017
JELD-WEN Holding, Inc. (A)	9,291	224,749
Johnson Controls International PLC	195,287	8,991,013
Kingspan Group PLC (A)	19,011	1,658,626
Lennox International, Inc.	8,558	2,463,249
LIXIL Group Corp.	35,400	847,113
Masco Corp.	68,643	3,684,070
Masonite International Corp. (A)	3,326	332,766
Nibe Industrier AB, B Shares (A)	37,530	1,058,605
Owens Corning	26,555	1,935,063
PGT Innovations, Inc. (A)	7,837	145,925
Quanex Building Products Corp.	4,618	95,131
Resideo Technologies, Inc. (A)	16,928	312,999
Simpson Manufacturing Company, Inc.	16,585	1,524,162
TOTO, Ltd.	18,800	1,063,176
Trane Technologies PLC	62,822	9,187,089
Trex Company, Inc. (A)	28,458	2,129,228
UFP Industries, Inc.	8,136	436,496
		72,632,355
Commercial services and supplies – 0.6%
ABM Industries, Inc.	9,128	351,428
ACCO Brands Corp.	12,747	97,642
A-Living Smart City Services Company, Ltd. (C)	45,500	191,763
Brady Corp., Class A	6,413	283,326
Brambles, Ltd.	181,910	1,466,873
BrightView Holdings, Inc. (A)	5,669	77,325

91

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Casella Waste Systems, Inc., Class A (A)	6,238	$375,403
CECO Environmental Corp. (A)	4,722	34,943
China Everbright Environment Group, Ltd.	389,500	215,409
Cimpress PLC (A)(B)	2,433	218,070
Cintas Corp.	13,970	4,963,541
Clean Harbors, Inc. (A)	12,584	910,704
Copart, Inc. (A)	33,198	3,832,709
Country Garden Services Holdings Company, Ltd.	145,400	812,420
Covanta Holding Corp.	16,216	201,078
Dai Nippon Printing Company, Ltd.	32,500	606,287
Deluxe Corp.	5,751	148,031
Ennis, Inc.	3,771	61,731
Greentown Service Group Company, Ltd.	149,000	172,928
Harsco Corp. (A)	10,727	181,823
Healthcare Services Group, Inc.	28,474	673,980
Heritage-Crystal Clean, Inc. (A)	2,241	43,184
Herman Miller, Inc.	22,505	802,078
HNI Corp.	16,289	593,897
IAA, Inc. (A)	32,930	1,973,166
Interface, Inc.	8,157	68,070
KAR Auction Services, Inc.	49,376	891,237
Kimball International, Inc., Class B	5,192	56,749
Knoll, Inc.	6,953	94,978
Matthews International Corp., Class A	4,198	112,213
McGrath RentCorp	3,307	210,457
Montrose Environmental Group, Inc. (A)	1,543	42,263
MSA Safety, Inc.	8,890	1,328,522
Park24 Company, Ltd. (A)	14,400	213,693
PICO Holdings, Inc. (A)	3,284	28,636
Pitney Bowes, Inc.	23,756	135,409
Rentokil Initial PLC (A)	222,254	1,471,502
Republic Services, Inc.	33,777	3,266,911
Ritchie Bros Auctioneers, Inc.	13,150	945,824
Rollins, Inc.	23,700	1,355,166
S-1 Corp.	1,885	134,454
Secom Company, Ltd.	27,894	2,783,615
Securitas AB, B Shares (A)	37,659	619,549
Sohgo Security Services Company, Ltd.	9,400	503,478
SP Plus Corp. (A)	3,231	91,890
Steelcase, Inc., Class A	11,763	142,920
Stericycle, Inc. (A)	22,490	1,584,196
Team, Inc. (A)	4,377	38,124
Tetra Tech, Inc.	20,552	2,450,826
The Brink's Company	19,283	1,293,889
Toppan Printing Company, Ltd.	35,000	476,505
UniFirst Corp.	2,051	379,189
US Ecology, Inc.	4,366	147,964
Viad Corp.	2,838	85,055
VSE Corp.	1,273	43,537
Waste Management, Inc.	62,452	7,439,907
		47,726,467
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	30,366	959,352
AECOM (A)	39,430	2,046,023
Aegion Corp. (A)	4,290	73,574
Ameresco, Inc., Class A (A)	3,319	147,861
API Group Corp. (A)(C)	19,072	295,616
Arcosa, Inc.	6,587	341,799
Argan, Inc.	2,028	93,268
Bouygues SA	27,110	1,075,108
China Communications Construction Company, Ltd., H Shares	460,865	238,880
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
China Communications Services Corp., Ltd., H Shares	251,200	$133,870
China Conch Venture Holdings, Ltd.	170,900	809,139
China Railway Construction Corp., Ltd., H Shares	207,100	136,856
China Railway Group, Ltd., H Shares	394,200	194,585
China State Construction International Holdings, Ltd.	215,900	142,820
CIMIC Group, Ltd. (A)	11,172	209,768
Comfort Systems USA, Inc.	4,922	248,020
Construction Partners, Inc., Class A (A)	3,650	95,995
Daelim Industrial Company, Ltd.	3,341	241,800
Dycom Industries, Inc. (A)	12,017	755,389
Eiffage SA (A)	10,102	987,647
EMCOR Group, Inc.	20,882	1,799,611
Ferrovial SA	55,000	1,535,897
Fluor Corp.	49,987	863,275
Gamuda BHD	161,800	141,527
Granite Construction, Inc.	6,428	158,257
Great Lakes Dredge & Dock Corp. (A)	8,792	99,262
GS Engineering & Construction Corp.	7,368	211,002
HC2 Holdings, Inc. (A)	9,342	31,296
HOCHTIEF AG (B)	2,919	280,907
Hyundai Engineering & Construction Company, Ltd.	9,394	284,899
IES Holdings, Inc. (A)	1,137	41,933
Jacobs Engineering Group, Inc.	20,271	2,186,025
JGC Holdings Corp.	29,900	266,203
Kajima Corp.	60,200	789,789
MasTec, Inc. (A)	21,510	1,219,832
MYR Group, Inc. (A)	2,248	114,940
Northwest Pipe Company (A)	1,453	41,817
NV5 Global, Inc. (A)	1,510	110,381
Obayashi Corp.	87,600	771,070
Primoris Services Corp.	6,559	159,056
Quanta Services, Inc.	21,488	1,468,490
Samsung Engineering Company, Ltd. (A)	18,675	230,056
Shimizu Corp.	74,000	559,640
Sinopec Engineering Group Company, Ltd., H Shares	172,600	76,596
Skanska AB, B Shares	40,945	972,891
Sterling Construction Company, Inc. (A)	3,906	62,457
Taisei Corp.	25,600	900,604
Tutor Perini Corp. (A)	5,613	75,888
Valmont Industries, Inc.	5,252	855,971
Vinci SA	61,573	6,255,650
WillScot Mobile Mini Holdings Corp. (A)	21,874	470,510
WSP Global, Inc.	13,970	1,037,504
		33,300,606
Electrical equipment – 1.1%
ABB, Ltd.	215,001	5,686,285
Acuity Brands, Inc.	9,745	1,156,926
Allied Motion Technologies, Inc.	1,090	44,221
American Superconductor Corp. (A)	3,239	64,391
AMETEK, Inc.	41,773	4,951,354
Atkore International Group, Inc. (A)	6,473	252,318
AZZ, Inc.	3,586	159,900
Bloom Energy Corp., Class A (A)(B)	12,139	297,648
Eaton Corp. PLC	72,784	8,814,870
Emerson Electric Company	108,712	8,351,256
Encore Wire Corp.	2,801	144,728
EnerSys	16,196	1,324,995
FuelCell Energy, Inc. (A)(B)	29,135	297,177
Fuji Electric Company, Ltd.	17,100	605,461

92

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Generac Holdings, Inc. (A)	15,436	$3,328,002
Hubbell, Inc.	13,332	2,154,318
Legrand SA	31,724	2,686,403
LSI Industries, Inc.	4,111	32,148
Melrose Industries PLC (A)	582,251	1,165,048
Mitsubishi Electric Corp.	243,218	3,563,442
Neoplux Company, Ltd. (A)	255	664
Nidec Corp.	59,600	7,558,926
nVent Electric PLC	41,776	960,848
Orion Energy Systems, Inc. (A)	3,928	40,537
Plug Power, Inc. (A)	46,482	1,226,660
Powell Industries, Inc.	1,361	35,155
Preformed Line Products Company	493	29,900
Prysmian SpA	28,665	943,559
Regal Beloit Corp.	9,976	1,187,543
Rockwell Automation, Inc.	21,096	5,391,294
Schneider Electric SE	64,690	9,012,967
Schneider Electric SE (Euronext London Exchange)	1,474	207,722
Shanghai Electric Group Company, Ltd., H Shares (A)	275,436	79,096
Siemens Energy AG (A)	47,893	1,422,517
Siemens Gamesa Renewable Energy SA	26,816	961,725
Sunrun, Inc. (A)	57,962	3,714,205
Thermon Group Holdings, Inc. (A)	4,748	67,137
TPI Composites, Inc. (A)	4,166	167,598
Vestas Wind Systems A/S	26,919	5,486,455
Vicor Corp. (A)	2,619	214,653
WEG SA	91,798	1,260,608
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	79,600	128,067
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	58,800	185,053
		85,363,780
Industrial conglomerates – 1.0%
3M Company	72,197	12,470,588
Aboitiz Equity Ventures, Inc.	172,460	151,705
Alfa SAB de CV, Class A	394,900	310,093
Ayala Corp.	24,815	426,457
Carlisle Companies, Inc.	13,418	1,943,329
CITIC, Ltd.	627,333	488,684
CJ Corp.	1,926	137,590
CK Hutchison Holdings, Ltd.	120,972	877,485
DCC PLC	11,782	887,079
Far Eastern New Century Corp.	326,133	313,548
Fosun International, Ltd.	271,000	391,061
General Electric Company	1,097,120	11,168,682
Grupo Carso SAB de CV, Series A1	61,200	139,598
GT Capital Holdings, Inc.	8,518	102,714
HAP Seng Consolidated BHD	59,200	119,618
Honeywell International, Inc.	87,960	17,936,803
Investment AB Latour, B Shares (B)	17,919	472,209
Jardine Matheson Holdings, Ltd.	9,732	514,773
Jardine Strategic Holdings, Ltd.	9,900	235,427
JG Summit Holdings, Inc.	264,665	360,598
Keihan Holdings Company, Ltd.	12,500	588,350
Keppel Corp., Ltd.	153,931	575,246
KOC Holding AS	51,928	116,866
LG Corp.	11,128	709,800
Lotte Corp.	3,040	97,244
Raven Industries, Inc.	4,914	123,931
Roper Technologies, Inc.	13,124	5,603,948
Samsung C&T Corp.	9,691	1,056,092
Shanghai Industrial Holdings, Ltd.	44,270	65,797
Siemens AG	91,593	12,225,340
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Sime Darby BHD	257,200	$145,800
SK Holdings Company, Ltd.	4,055	774,280
SM Investments Corp.	21,185	428,002
Smiths Group PLC	47,569	914,003
The Bidvest Group, Ltd.	29,665	310,990
Toshiba Corp.	51,500	1,437,807
Turkiye Sise ve Cam Fabrikalari AS	94,000	81,668
		74,703,205
Machinery – 2.6%
AGCO Corp.	15,098	1,396,716
Airtac International Group	14,000	408,181
Alamo Group, Inc.	1,345	182,543
Albany International Corp., Class A	4,180	286,455
Alfa Laval AB (A)	37,991	960,095
Alstom SA (A)(B)	29,939	1,614,814
Altra Industrial Motion Corp.	8,796	499,261
Amada Company, Ltd.	43,200	414,098
ANDRITZ AG	13,233	558,305
Astec Industries, Inc.	3,087	179,046
Atlas Copco AB, A Shares	80,908	4,093,177
Atlas Copco AB, B Shares	47,077	2,084,947
Barnes Group, Inc.	6,401	294,510
Blue Bird Corp. (A)	2,254	36,988
Caterpillar, Inc.	105,747	18,356,622
Chart Industries, Inc. (A)	4,927	509,255
CIRCOR International, Inc. (A)	2,769	91,571
CNH Industrial NV (A)	122,614	1,335,854
Colfax Corp. (A)	24,739	892,583
Columbus McKinnon Corp.	3,235	122,251
Crane Company	12,126	843,121
CRRC Corp., Ltd., H Shares	486,700	195,022
Cummins, Inc.	28,839	6,666,712
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,443	108,595
Daifuku Company, Ltd.	13,500	1,561,715
Deere & Company	61,197	16,010,359
Donaldson Company, Inc.	31,008	1,650,866
Doosan Bobcat, Inc.	6,021	164,199
Douglas Dynamics, Inc.	3,150	123,228
Dover Corp.	28,115	3,430,873
Energy Recovery, Inc. (A)	5,686	60,670
Enerpac Tool Group Corp.	7,391	165,484
EnPro Industries, Inc.	2,814	199,259
Epiroc AB, A Shares	79,981	1,329,444
Epiroc AB, B Shares	46,587	740,840
ESCO Technologies, Inc.	3,467	342,886
Evoqua Water Technologies Corp. (A)	12,485	325,734
FANUC Corp.	25,600	6,279,430
Federal Signal Corp.	8,129	252,243
Flowserve Corp.	25,417	866,211
Fortive Corp.	65,824	4,616,237
Franklin Electric Company, Inc.	6,240	421,762
GEA Group AG	18,209	622,479
Graco, Inc.	40,985	2,776,324
Graham Corp.	1,459	23,038
Haitian International Holdings, Ltd.	68,200	184,765
Helios Technologies, Inc.	4,272	210,311
Hillenbrand, Inc.	10,056	376,798
Hino Motors, Ltd.	39,000	336,720
Hitachi Construction Machinery Company, Ltd.	14,400	397,759
Hiwin Technologies Corp.	30,044	322,214
Hoshizaki Corp.	6,700	660,149
Hurco Companies, Inc.	911	27,157
Hyster-Yale Materials Handling, Inc. (B)	1,422	78,267

93

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hyundai Heavy Industries Holdings Company, Ltd.	1,115	$281,016
IDEX Corp.	14,746	2,848,190
Illinois Tool Works, Inc.	56,185	11,860,092
Ingersoll Rand, Inc. (A)	72,485	3,208,911
ITT, Inc.	21,241	1,542,734
John Bean Technologies Corp.	4,262	471,207
Kadant, Inc.	1,531	195,830
Kawasaki Heavy Industries, Ltd. (A)	18,700	269,984
Kennametal, Inc.	31,704	1,109,323
KION Group AG (B)	7,752	594,105
Knorr-Bremse AG	8,568	1,096,798
Komatsu, Ltd.	116,900	2,850,942
Kone OYJ, B Shares	40,240	3,373,596
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,531	421,688
Kubota Corp.	138,200	2,729,586
Kurita Water Industries, Ltd.	13,089	482,912
LB Foster Company, Class A (A)	1,679	24,446
Lincoln Electric Holdings, Inc.	14,595	1,678,425
Lindsay Corp.	1,482	171,645
Luxfer Holdings PLC (New York Stock Exchange)	4,116	61,863
Lydall, Inc. (A)	2,444	66,966
Makita Corp.	29,900	1,543,457
Meritor, Inc. (A)	9,406	248,318
Miller Industries, Inc.	1,600	53,424
MINEBEA MITSUMI, Inc.	48,700	1,010,795
MISUMI Group, Inc.	37,700	1,182,514
Mitsubishi Heavy Industries, Ltd.	42,640	957,482
Miura Company, Ltd.	11,600	610,797
Mueller Industries, Inc.	7,611	249,336
Mueller Water Products, Inc., Class A	21,359	253,531
Nabtesco Corp.	15,000	615,549
Navistar International Corp. (A)	6,800	300,968
NGK Insulators, Ltd.	34,600	549,806
NN, Inc. (A)	6,127	38,386
Nordson Corp.	13,269	2,704,355
NSK, Ltd.	48,000	387,650
Omega Flex, Inc.	385	54,562
Oshkosh Corp.	16,743	1,347,812
Otis Worldwide Corp.	79,498	5,321,596
PACCAR, Inc.	67,597	5,884,995
Parker-Hannifin Corp.	25,106	6,709,830
Park-Ohio Holdings Corp.	1,292	36,292
Pentair PLC	32,399	1,678,916
Proto Labs, Inc. (A)	3,644	503,455
RBC Bearings, Inc. (A)	3,357	566,796
REV Group, Inc.	3,960	36,590
Rexnord Corp.	16,521	619,703
Samsung Heavy Industries Company, Ltd. (A)	54,197	334,060
Sandvik AB (A)	136,345	3,075,001
Schindler Holding AG	2,201	584,794
Schindler Holding AG, Participation Certificates	4,792	1,313,072
Sinotruk Hong Kong, Ltd.	73,600	183,406
SKF AB, B Shares	46,044	1,137,130
SMC Corp.	7,596	4,831,461
Snap-on, Inc.	10,636	1,870,341
Spirax-Sarco Engineering PLC	8,804	1,296,875
SPX Corp. (A)	5,867	300,566
SPX FLOW, Inc. (A)	5,809	311,246
Standex International Corp.	1,672	126,169
Stanley Black & Decker, Inc.	31,183	5,747,339
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	15,200	$328,611
Techtronic Industries Company, Ltd.	61,000	778,723
Tennant Company	2,486	166,960
Terex Corp.	26,211	812,541
The ExOne Company (A)	1,864	22,219
The Gorman-Rupp Company	2,417	79,519
The Greenbrier Companies, Inc.	4,442	148,230
The Manitowoc Company, Inc. (A)	4,849	53,872
The Middleby Corp. (A)	13,673	1,859,391
The Shyft Group, Inc.	4,733	122,727
The Timken Company	16,616	1,220,279
The Toro Company	26,378	2,392,748
THK Company, Ltd.	16,000	493,743
TriMas Corp. (A)	5,870	156,905
Trinity Industries, Inc.	21,879	499,935
Volvo AB, B Shares (A)	180,063	4,101,223
Wabash National Corp.	7,206	127,402
Wabtec Corp.	34,933	2,560,589
Wartsila OYJ ABP	53,010	498,409
Watts Water Technologies, Inc., Class A	3,700	433,455
Weichai Power Company, Ltd., H Shares	201,980	412,500
Welbilt, Inc. (A)	18,029	170,374
Woodward, Inc.	14,263	1,595,031
Xylem, Inc.	35,143	3,372,674
Yangzijiang Shipbuilding Holdings, Ltd.	282,100	183,314
Yaskawa Electric Corp.	32,000	1,535,321
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	133,800	139,686
		200,873,158
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	437	825,094
A.P. Moller - Maersk A/S, Series B (B)	901	1,836,797
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	273,800	256,331
Costamare, Inc.	6,781	48,688
Evergreen Marine Corp. Taiwan, Ltd. (A)	271,748	235,448
Genco Shipping & Trading, Ltd.	2,714	20,464
Kirby Corp. (A)	14,760	746,856
Kuehne + Nagel International AG	6,196	1,402,545
Matson, Inc.	5,854	340,293
MISC BHD	121,500	201,945
Nippon Yusen KK	20,500	445,291
Pan Ocean Company, Ltd. (A)	33,324	127,819
Scorpio Bulkers, Inc.	1,502	25,744
		6,513,315
Professional services – 0.7%
51job, Inc., ADR (A)	2,800	197,400
Acacia Research Corp. (A)	7,554	27,874
Adecco Group AG	18,028	1,089,830
ASGN, Inc. (A)	19,838	1,550,935
Barrett Business Services, Inc.	1,070	71,380
Bureau Veritas SA (A)	34,715	898,001
CBIZ, Inc. (A)	6,861	166,173
CoreLogic, Inc.	19,534	1,513,885
CRA International, Inc.	1,102	50,527
Equifax, Inc.	19,516	3,257,220
Experian PLC	108,929	3,859,340
Exponent, Inc.	6,970	578,580
Forrester Research, Inc. (A)	1,541	63,797
Franklin Covey Company (A)	1,900	41,743
FTI Consulting, Inc. (A)	8,997	944,865
GP Strategies Corp. (A)	2,173	24,990
Heidrick & Struggles International, Inc.	2,706	70,627
Huron Consulting Group, Inc. (A)	3,101	136,661
ICF International, Inc.	2,493	180,568

94

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IHS Markit, Ltd.	59,936	$5,961,235
Insperity, Inc.	13,816	1,181,268
Intertek Group PLC	19,271	1,412,081
Kelly Services, Inc., Class A	4,622	94,566
Kforce, Inc.	2,719	111,615
Korn Ferry	7,664	306,867
ManpowerGroup, Inc.	14,276	1,237,015
Nielsen Holdings PLC	57,323	926,913
Nihon M&A Center, Inc.	19,900	1,390,486
Persol Holdings Company, Ltd.	23,700	432,348
Randstad NV (A)	14,241	880,782
Recruit Holdings Company, Ltd.	169,400	7,101,432
Red Violet, Inc. (A)(B)	1,048	28,055
RELX PLC	231,528	5,357,814
Resources Connection, Inc.	4,457	53,974
Robert Half International, Inc.	18,420	1,182,196
SGS SA	695	1,984,696
Teleperformance	7,003	2,328,833
Thomson Reuters Corp.	21,560	1,708,929
TriNet Group, Inc. (A)	5,598	419,850
TrueBlue, Inc. (A)	5,014	95,767
Upwork, Inc. (A)	12,665	414,399
Verisk Analytics, Inc.	26,093	5,174,503
Willdan Group, Inc. (A)	1,492	58,009
Wolters Kluwer NV	32,469	2,718,254
		57,286,283
Road and rail – 1.3%
ArcBest Corp.	3,467	145,302
Aurizon Holdings, Ltd.	230,030	716,583
Avis Budget Group, Inc. (A)	19,856	698,336
BTS Group Holdings PCL, NVDR (B)	804,000	271,039
Canadian National Railway Company	85,287	8,931,264
Canadian Pacific Railway, Ltd.	16,362	5,286,059
Central Japan Railway Company	19,188	2,438,621
CJ Logistics Corp. (A)	1,039	155,865
Covenant Logistics Group, Inc. (A)	1,787	33,042
CSX Corp.	151,934	13,681,657
Daseke, Inc. (A)	6,508	43,929
East Japan Railway Company	40,000	2,473,922
Hankyu Hanshin Holdings, Inc.	30,200	983,850
Heartland Express, Inc.	6,817	125,978
JB Hunt Transport Services, Inc.	16,553	2,239,290
Kansas City Southern	18,737	3,488,267
Keikyu Corp.	28,900	494,338
Keio Corp.	13,620	965,950
Keisei Electric Railway Company, Ltd.	17,135	573,212
Kintetsu Group Holdings Company, Ltd.	22,600	1,000,981
Knight-Swift Transportation Holdings, Inc.	30,964	1,278,504
Kyushu Railway Company	19,400	407,937
Landstar System, Inc.	9,435	1,239,948
Localiza Rent a Car SA	66,145	829,930
Marten Transport, Ltd.	8,261	145,641
MTR Corp., Ltd. (B)	65,368	353,865
Nagoya Railroad Company, Ltd.	24,200	665,644
Nippon Express Company, Ltd.	9,580	638,412
Norfolk Southern Corp.	50,663	12,008,144
Odakyu Electric Railway Company, Ltd.	39,000	1,180,588
Old Dominion Freight Line, Inc.	19,107	3,885,600
Rumo SA (A)	140,000	495,464
Ryder System, Inc.	13,231	783,540
Saia, Inc. (A)	3,581	625,028
Seibu Holdings, Inc.	27,200	269,121
Tobu Railway Company, Ltd.	24,800	742,975
Tokyu Corp.	65,893	798,046
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
U.S. Xpress Enterprises, Inc., Class A (A)	3,372	$25,290
Union Pacific Corp.	134,813	27,512,637
Universal Logistics Holdings, Inc.	1,146	24,650
Werner Enterprises, Inc.	22,570	902,574
West Japan Railway Company	21,500	979,110
		100,540,133
Trading companies and distributors – 0.5%
AerCap Holdings NV (A)	15,800	580,808
Alta Equipment Group, Inc. (A)	2,811	25,468
Applied Industrial Technologies, Inc.	5,260	412,542
Ashtead Group PLC	54,041	2,280,987
Beacon Roofing Supply, Inc. (A)	7,496	272,779
BMC Stock Holdings, Inc. (A)	9,169	448,731
BOC Aviation, Ltd. (C)	22,600	201,308
Brenntag AG	18,436	1,411,797
Bunzl PLC	40,338	1,256,388
CAI International, Inc.	2,243	70,991
DXP Enterprises, Inc. (A)	2,383	50,186
EVI Industries, Inc. (A)	746	25,245
Fastenal Company	63,755	3,152,685
Ferguson PLC	27,022	3,024,816
Foundation Building Materials, Inc. (A)	2,870	55,219
GATX Corp.	13,315	1,062,004
GMS, Inc. (A)	5,687	177,605
H&E Equipment Services, Inc.	4,406	118,433
Herc Holdings, Inc. (A)	3,315	189,883
ITOCHU Corp. (B)	179,537	4,737,847
Lawson Products, Inc. (A)	674	31,840
Marubeni Corp.	219,600	1,275,829
Mitsubishi Corp.	177,800	4,130,862
Mitsui & Company, Ltd.	217,000	3,687,059
MonotaRO Company, Ltd.	16,600	1,009,726
MRC Global, Inc. (A)	11,191	64,684
MSC Industrial Direct Company, Inc., Class A	11,192	932,517
NOW, Inc. (A)	15,415	86,016
Posco International Corp.	6,512	78,187
Rush Enterprises, Inc., Class A	5,332	204,376
Rush Enterprises, Inc., Class B	1,124	38,205
SiteOne Landscape Supply, Inc. (A)	5,978	825,562
Sumitomo Corp.	157,455	1,926,200
Systemax, Inc.	1,674	51,509
Textainer Group Holdings, Ltd. (A)	7,026	129,419
Titan Machinery, Inc. (A)	2,698	49,292
Toyota Tsusho Corp.	28,493	981,983
Transcat, Inc. (A)	1,168	37,026
Triton International, Ltd.	8,193	370,815
United Rentals, Inc. (A)	8,011	1,818,337
Univar Solutions, Inc. (A)	41,563	743,978
Veritiv Corp. (A)	1,871	34,763
W.W. Grainger, Inc.	5,002	2,092,337
Watsco, Inc.	8,069	1,834,568
WESCO International, Inc. (A)	6,668	434,887
		42,425,699
Transportation infrastructure – 0.2%
Aena SME SA (A)(C)	7,616	1,240,708
Aeroports de Paris	3,515	442,172
Airports of Thailand PCL, NVDR	443,800	937,844
Atlantia SpA (A)	59,081	1,082,130
Auckland International Airport, Ltd. (A)	154,399	842,804
Bangkok Expressway & Metro PCL, NVDR	777,600	235,300
Beijing Capital International Airport Company, Ltd., H Shares	200,211	149,668

95

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
CCR SA	130,215	$316,945
China Merchants Port Holdings Company, Ltd.	144,031	170,732
COSCO SHIPPING Ports, Ltd.	191,108	126,296
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	4,957	281,104
Getlink SE (A)	52,260	866,063
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	50,500	517,662
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)	27,550	410,450
International Container Terminal Services, Inc.	87,240	212,346
Japan Airport Terminal Company, Ltd.	6,700	388,085
Jiangsu Expressway Company, Ltd., H Shares	128,055	143,970
Kamigumi Company, Ltd.	13,200	227,782
Malaysia Airports Holdings BHD	97,722	125,180
Promotora y Operadora de Infraestructura SAB de CV	29,990	239,932
Shenzhen Expressway Company, Ltd., H Shares	74,000	73,873
Shenzhen International Holdings, Ltd.	111,500	183,603
Sydney Airport	158,687	782,999
Taiwan High Speed Rail Corp.	210,632	232,554
Transurban Group	327,290	3,377,222
Westports Holdings BHD	74,700	78,799
Zhejiang Expressway Company, Ltd., H Shares	156,982	112,050
		13,798,273
		913,036,919
Information technology – 19.6%
Communications equipment – 0.6%
Acacia Communications, Inc. (A)	5,291	368,677
Accton Technology Corp.	56,000	469,628
ADTRAN, Inc.	6,622	83,669
Applied Optoelectronics, Inc. (A)(B)	3,216	26,725
Arista Networks, Inc. (A)	7,330	1,984,231
BYD Electronic International Company, Ltd. (B)	72,300	357,630
CalAmp Corp. (A)	5,022	45,801
Calix, Inc. (A)	7,145	169,194
Casa Systems, Inc. (A)	4,610	24,479
Ciena Corp. (A)	37,772	1,692,186
Cisco Systems, Inc.	566,881	24,387,221
Clearfield, Inc. (A)	1,640	38,999
Comtech Telecommunications Corp.	3,433	65,433
Digi International, Inc. (A)	4,020	68,983
DZS, Inc. (A)	1,912	24,607
Extreme Networks, Inc. (A)	16,460	92,505
F5 Networks, Inc. (A)	8,191	1,333,577
Genasys, Inc. (A)	5,137	36,370
Harmonic, Inc. (A)(B)	13,168	85,987
Infinera Corp. (A)	21,888	185,172
Inseego Corp. (A)(B)	9,318	92,528
InterDigital, Inc.	11,774	705,380
Juniper Networks, Inc.	44,423	967,089
KMW Company, Ltd. (A)	2,993	198,806
KVH Industries, Inc. (A)	2,751	28,335
Lumentum Holdings, Inc. (A)	18,487	1,596,907
Motorola Solutions, Inc.	22,735	3,899,735
NETGEAR, Inc. (A)	3,998	127,176
NetScout Systems, Inc. (A)	27,324	639,928
Nokia OYJ (A)	673,345	2,685,302
PCTEL, Inc. (A)	2,967	18,662
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Plantronics, Inc. (B)	4,715	$128,814
Resonant, Inc. (A)(B)	8,368	18,577
Ribbon Communications, Inc. (A)	9,597	65,835
Telefonaktiebolaget LM Ericsson, B Shares	352,017	4,321,259
ViaSat, Inc. (A)	15,765	536,010
Viavi Solutions, Inc. (A)	31,138	421,764
ZTE Corp., H Shares	81,315	209,145
		48,202,326
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc.	76,600	426,458
Akoustis Technologies, Inc. (A)(B)	4,547	34,603
Amphenol Corp., Class A	39,954	5,226,383
Arlo Technologies, Inc. (A)	11,062	58,186
Arrow Electronics, Inc. (A)	19,084	1,749,049
AU Optronics Corp. (A)	970,851	415,312
Avnet, Inc.	24,284	737,019
Badger Meter, Inc.	3,949	325,556
Bel Fuse, Inc., Class B	1,603	23,500
Belden, Inc.	16,954	652,390
Benchmark Electronics, Inc.	4,928	119,849
CDW Corp.	19,104	2,492,881
China Railway Signal & Communication Corp., Ltd., H Shares (C)	165,500	58,805
Cognex Corp.	42,542	3,196,606
Coherent, Inc. (A)	5,963	726,174
Corning, Inc.	101,896	3,812,948
CTS Corp.	4,323	131,679
Daktronics, Inc.	6,555	29,563
Delta Electronics, Inc.	218,898	1,725,701
ePlus, Inc. (A)	1,823	153,697
Fabrinet (A)	4,976	339,911
FARO Technologies, Inc. (A)	2,418	159,878
Fitbit, Inc., Class A (A)	33,193	238,326
FLIR Systems, Inc.	17,558	671,418
Foxconn Technology Company, Ltd.	101,180	186,727
Halma PLC	45,328	1,333,754
Hamamatsu Photonics KK	18,500	1,039,432
Hexagon AB, B Shares (A)	33,950	2,829,711
Hirose Electric Company, Ltd.	4,330	610,790
Hitachi, Ltd.	129,200	4,903,624
Hon Hai Precision Industry Company, Ltd.	1,399,172	4,039,205
II-VI, Inc. (A)	39,209	2,652,489
Innolux Corp. (A)	927,300	326,863
Insight Enterprises, Inc. (A)	4,722	337,529
Intellicheck, Inc. (A)	2,719	26,701
IPG Photonics Corp. (A)	4,778	989,094
Iteris, Inc. (A)	6,434	31,398
Itron, Inc. (A)	5,465	429,604
Jabil, Inc.	33,316	1,273,338
Keyence Corp.	24,306	12,392,737
Keysight Technologies, Inc. (A)	25,059	3,008,082
Kimball Electronics, Inc. (A)	3,443	53,057
Kingboard Holdings, Ltd.	71,100	271,653
Kingboard Laminates Holdings, Ltd.	115,000	185,526
Knowles Corp. (A)	12,087	205,237
Kyocera Corp.	42,800	2,437,148
Largan Precision Company, Ltd.	11,590	1,310,759
LG Display Company, Ltd. (A)	26,731	368,439
LG Innotek Company, Ltd.	1,682	236,243
Littelfuse, Inc.	5,984	1,439,332
Luna Innovations, Inc. (A)	4,424	44,351
Methode Electronics, Inc.	4,941	173,034
MTS Systems Corp.	2,668	93,460

96

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Murata Manufacturing Company, Ltd.	76,497	$6,669,867
Napco Security Technologies, Inc. (A)	1,671	50,966
National Instruments Corp.	32,313	1,209,476
nLight, Inc. (A)	4,779	143,466
Novanta, Inc. (A)	4,644	557,187
Omron Corp.	24,767	2,224,112
OSI Systems, Inc. (A)	2,313	203,775
PAR Technology Corp. (A)(B)	2,215	119,566
PC Connection, Inc.	1,458	66,558
Plexus Corp. (A)	3,880	289,875
Powerfleet, Inc. (A)	4,417	30,389
Rogers Corp. (A)	2,538	372,858
Samsung Electro-Mechanics Company, Ltd.	6,461	911,579
Samsung SDI Company, Ltd.	6,304	3,043,550
Sanmina Corp. (A)	9,121	290,185
ScanSource, Inc. (A)	3,563	89,431
Shimadzu Corp.	29,500	1,062,895
Sunny Optical Technology Group Company, Ltd.	75,450	1,473,808
SYNNEX Corp.	10,128	1,623,620
Synnex Technology International Corp.	147,544	230,310
TDK Corp.	17,300	2,429,701
TE Connectivity, Ltd.	44,194	5,036,790
Trimble, Inc. (A)	61,514	3,682,843
TTM Technologies, Inc. (A)	13,448	175,631
Venture Corp., Ltd.	29,000	404,762
Vishay Intertechnology, Inc.	50,630	980,197
Vishay Precision Group, Inc. (A)	1,802	52,709
Vontier Corp. (A)	18,055	598,884
Walsin Technology Corp.	36,000	245,643
WPG Holdings, Ltd.	173,360	259,190
Yageo Corp.	41,726	646,969
Yokogawa Electric Corp.	30,700	540,889
Zebra Technologies Corp., Class A (A)	7,143	2,703,054
Zhen Ding Technology Holding, Ltd.	66,817	289,568
		105,445,512
IT services – 3.8%
Accenture PLC, Class A	86,151	21,459,353
Adyen NV (A)(C)	2,170	4,145,033
Afterpay, Ltd. (A)	25,637	1,786,269
Akamai Technologies, Inc. (A)	22,033	2,280,636
Alliance Data Systems Corp.	11,730	857,932
Amadeus IT Group SA	50,826	3,495,021
Atos SE (A)	11,713	1,069,171
Automatic Data Processing, Inc.	58,224	10,123,989
Brightcove, Inc. (A)	5,540	92,518
Broadridge Financial Solutions, Inc.	15,595	2,290,594
CACI International, Inc., Class A (A)	6,170	1,464,079
Capgemini SE	19,264	2,680,120
Cardtronics PLC, Class A (A)	4,983	120,987
Cass Information Systems, Inc.	1,995	84,648
CGI, Inc. (A)	27,890	2,059,698
Cielo SA	133,124	88,213
Cognizant Technology Solutions Corp., Class A	73,428	5,736,930
Computershare, Ltd.	58,286	610,715
Conduent, Inc. (A)	22,888	96,587
CSG Systems International, Inc.	4,479	194,299
DXC Technology Company	34,421	754,164
Edenred	28,842	1,648,180
Endurance International Group Holdings, Inc. (A)	9,067	85,955
EVERTEC, Inc.	8,182	304,125
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
EVO Payments, Inc., Class A (A)	5,608	$140,985
ExlService Holdings, Inc. (A)	4,574	380,831
Fidelity National Information Services, Inc.	83,904	12,452,193
Fiserv, Inc. (A)	75,266	8,669,138
FleetCor Technologies, Inc. (A)	11,382	3,018,620
Fujitsu, Ltd.	26,200	3,624,458
Gartner, Inc. (A)	12,083	1,836,616
GDS Holdings, Ltd., ADR (A)(B)	9,200	828,276
Global Payments, Inc.	40,522	7,909,489
GMO Payment Gateway, Inc.	5,400	757,291
GreenSky, Inc., Class A (A)	9,020	38,425
Grid Dynamics Holdings, Inc. (A)	3,350	36,147
GTT Communications, Inc. (A)(B)	5,176	23,499
i3 Verticals, Inc., Class A (A)	2,128	59,371
IBM Corp.	120,598	14,896,265
International Money Express, Inc. (A)	3,349	52,713
Itochu Techno-Solutions Corp.	12,500	440,766
Jack Henry & Associates, Inc.	10,378	1,669,405
KBR, Inc.	54,368	1,509,799
Leidos Holdings, Inc.	18,100	1,822,670
Limelight Networks, Inc. (A)(B)	16,449	72,869
LiveRamp Holdings, Inc. (A)	24,936	1,459,005
ManTech International Corp., Class A	3,695	284,404
Mastercard, Inc., Class A	119,620	40,253,326
MAXIMUS, Inc.	23,354	1,677,051
MoneyGram International, Inc. (A)	8,668	58,769
NEC Corp.	33,000	1,777,939
Nexi SpA (A)(C)	52,533	991,910
NIC, Inc.	8,954	209,837
Nomura Research Institute, Ltd.	42,500	1,437,114
NTT Data Corp.	84,000	1,115,412
Obic Company, Ltd.	9,300	2,091,201
Otsuka Corp.	13,800	669,208
Paychex, Inc.	43,384	4,041,220
PayPal Holdings, Inc. (A)	158,883	34,020,028
Paysign, Inc. (A)	4,783	23,389
Perficient, Inc. (A)	4,427	201,561
Perspecta, Inc.	52,637	1,180,122
PFSweb, Inc. (A)	2,752	18,686
Rackspace Technology, Inc. (A)	4,616	82,903
Repay Holdings Corp. (A)	8,177	197,311
Sabre Corp.	76,606	861,818
Samsung SDS Company, Ltd.	4,005	627,082
Science Applications International Corp.	14,299	1,323,229
SCSK Corp.	6,900	412,473
ServiceSource International, Inc. (A)	12,835	19,766
Shopify, Inc., Class A (A)	12,823	13,801,189
StarTek, Inc. (A)	2,986	23,351
Sykes Enterprises, Inc. (A)	5,230	196,805
The Hackett Group, Inc.	3,594	50,604
The Western Union Company	55,655	1,255,577
TIS, Inc.	29,800	591,813
TravelSky Technology, Ltd., H Shares	98,900	223,796
TTEC Holdings, Inc.	2,468	166,985
Tucows, Inc., Class A (A)	1,276	92,510
Unisys Corp. (A)	8,435	122,982
VeriSign, Inc. (A)	13,686	2,747,054
Verra Mobility Corp. (A)	18,382	224,260
Virtusa Corp. (A)	3,961	198,367
Visa, Inc., Class A	228,312	48,025,429
WEX, Inc. (A)	10,840	1,877,922
Wix.com, Ltd. (A)	8,200	2,094,526
Worldline SA (A)(C)	28,529	2,641,459
		293,138,435

97

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 4.6%
Advanced Energy Industries, Inc. (A)	5,170	$498,698
Advanced Micro Devices, Inc. (A)	162,784	15,083,565
Advantest Corp.	26,600	1,849,559
Alpha & Omega Semiconductor, Ltd. (A)	2,889	71,763
Ambarella, Inc. (A)	4,520	353,148
Amkor Technology, Inc. (A)	13,575	200,096
Analog Devices, Inc.	51,240	7,126,459
Applied Materials, Inc.	126,627	10,444,195
ASE Technology Holding Company, Ltd.	368,422	982,444
ASM Pacific Technology, Ltd.	13,700	171,070
ASMedia Technology, Inc.	3,000	173,359
ASML Holding NV	51,005	22,160,853
Atomera, Inc. (A)(B)	2,499	23,441
Axcelis Technologies, Inc. (A)	4,561	123,056
AXT, Inc. (A)	5,576	54,366
Broadcom, Inc.	55,763	22,393,306
Brooks Automation, Inc.	9,912	723,477
CEVA, Inc. (A)	2,986	117,290
Cirrus Logic, Inc. (A)	14,355	1,149,836
CMC Materials, Inc.	11,090	1,710,965
Cohu, Inc. (B)	5,633	159,921
Cree, Inc. (A)	26,964	2,437,276
CyberOptics Corp. (A)	1,058	28,312
Diodes, Inc. (A)	5,762	391,586
Disco Corp.	3,800	1,209,690
DSP Group, Inc. (A)	3,283	55,253
Enphase Energy, Inc. (A)	30,978	4,230,665
First Solar, Inc. (A)	20,841	1,947,175
FormFactor, Inc. (A)	10,531	431,771
Globalwafers Company, Ltd.	24,000	469,410
Hua Hong Semiconductor, Ltd. (A)(B)(C)	48,100	239,062
Ichor Holdings, Ltd. (A)	3,046	97,167
Impinj, Inc. (A)(B)	2,342	97,872
Infineon Technologies AG	150,173	5,298,250
Intel Corp.	589,682	28,511,125
KLA Corp.	21,555	5,431,213
Lam Research Corp.	20,191	9,139,658
Lasertec Corp.	10,100	1,061,837
Lattice Semiconductor Corp. (A)	18,320	766,692
MACOM Technology Solutions Holdings, Inc. (A)	6,429	287,248
Maxeon Solar Technologies, Ltd. (A)(B)	1,451	35,433
Maxim Integrated Products, Inc.	37,016	3,073,809
MaxLinear, Inc. (A)	9,246	288,938
MediaTek, Inc.	169,752	4,192,016
Microchip Technology, Inc.	35,003	4,704,053
Micron Technology, Inc. (A)	154,041	9,872,488
MKS Instruments, Inc.	13,552	1,869,905
Monolithic Power Systems, Inc.	10,379	3,320,865
Nanya Technology Corp.	141,196	358,408
NeoPhotonics Corp. (A)	6,856	55,259
Novatek Microelectronics Corp.	65,900	691,674
NVE Corp.	748	38,290
NVIDIA Corp.	85,548	45,858,861
Onto Innovation, Inc. (A)	6,471	286,083
PDF Solutions, Inc. (A)	4,008	88,457
Phison Electronics Corp.	16,884	191,315
Photronics, Inc. (A)	8,668	100,462
Power Integrations, Inc.	8,013	572,048
Powertech Technology, Inc.	86,199	277,921
Qorvo, Inc. (A)	15,839	2,481,655
QUALCOMM, Inc.	156,435	23,022,539
Rambus, Inc. (A)	15,529	244,116
Realtek Semiconductor Corp.	54,584	709,558
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Renesas Electronics Corp. (A)	103,400	$916,290
Rohm Company, Ltd.	11,800	981,192
Semiconductor Manufacturing International Corp. (A)	376,899	1,040,988
Semtech Corp. (A)	24,816	1,674,336
Silergy Corp.	8,000	623,280
Silicon Laboratories, Inc. (A)	16,665	1,953,305
SiTime Corp. (A)	1,241	107,930
SK Hynix, Inc.	62,561	5,512,769
Skyworks Solutions, Inc.	23,160	3,269,497
SMART Global Holdings, Inc. (A)	1,937	59,447
SolarEdge Technologies, Inc. (A)	12,321	3,424,992
STMicroelectronics NV	76,569	3,016,383
SUMCO Corp.	35,100	709,755
SunPower Corp. (A)(B)	10,448	231,528
Synaptics, Inc. (A)	13,043	1,014,354
Taiwan Semiconductor Manufacturing Company, Ltd.	2,758,915	46,961,781
Teradyne, Inc.	23,021	2,540,137
Texas Instruments, Inc.	126,996	20,478,105
Tokyo Electron, Ltd.	19,915	6,768,184
Ultra Clean Holdings, Inc. (A)	5,482	173,450
United Microelectronics Corp.	1,305,774	1,854,904
Universal Display Corp.	10,537	2,413,394
Vanguard International Semiconductor Corp.	102,302	376,861
Veeco Instruments, Inc. (A)	6,792	112,883
Win Semiconductors Corp.	38,000	446,299
Winbond Electronics Corp.	341,000	218,865
Xilinx, Inc.	33,874	4,930,361
Xinyi Solar Holdings, Ltd.	431,000	789,377
		362,636,929
Software – 5.1%
8x8, Inc. (A)	14,162	279,983
A10 Networks, Inc. (A)	8,516	67,958
ACI Worldwide, Inc. (A)	44,225	1,440,851
Adobe, Inc. (A)	60,171	28,790,018
Agilysys, Inc. (A)	2,527	94,409
Alarm.com Holdings, Inc. (A)	6,472	491,290
Altair Engineering, Inc., Class A (A)	5,819	313,644
American Software, Inc., Class A	4,230	69,457
ANSYS, Inc. (A)	10,762	3,638,202
Appfolio, Inc., Class A (A)	2,227	362,845
Appian Corp. (A)(B)	4,858	680,120
Autodesk, Inc. (A)	27,507	7,708,287
Avaya Holdings Corp. (A)	11,303	210,349
AVEVA Group PLC	7,692	346,096
Benefitfocus, Inc. (A)	4,104	59,057
Blackbaud, Inc.	18,947	1,043,790
BlackBerry, Ltd. (A)	65,180	383,943
Blackline, Inc. (A)	6,837	840,267
Bottomline Technologies DE, Inc. (A)	5,922	270,280
Box, Inc., Class A (A)	18,938	353,951
Cadence Design Systems, Inc. (A)	34,973	4,067,360
CDK Global, Inc.	29,880	1,431,252
Cerence, Inc. (A)	5,007	454,385
Ceridian HCM Holding, Inc. (A)	31,915	3,077,244
ChannelAdvisor Corp. (A)	3,831	56,507
Check Point Software Technologies, Ltd. (A)	18,300	2,153,544
Citrix Systems, Inc.	15,497	1,920,388
Cloudera, Inc. (A)(B)	27,965	326,631
CommVault Systems, Inc. (A)	17,125	817,890
Constellation Software, Inc.	2,429	3,008,017
Cornerstone OnDemand, Inc. (A)	8,266	364,944

98

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CyberArk Software, Ltd. (A)	6,200	$712,194
Dassault Systemes SE	15,705	2,900,530
Digimarc Corp. (A)	1,678	70,526
Digital Turbine, Inc. (A)	11,238	505,485
Domo, Inc., Class B (A)	3,512	133,421
Douzone Bizon Company, Ltd.	2,218	211,765
Ebix, Inc.	3,616	122,980
eGain Corp. (A)	2,979	33,782
Envestnet, Inc. (A)	7,219	579,397
Fair Isaac Corp. (A)	7,129	3,370,449
Fortinet, Inc. (A)	16,850	2,076,426
GTY Technology Holdings, Inc. (A)	6,588	23,585
Intelligent Systems Corp. (A)	1,073	42,137
Intuit, Inc.	32,842	11,561,041
j2 Global, Inc. (A)	17,155	1,537,260
Kingdee International Software Group Company, Ltd. (A)	246,800	856,918
Kingsoft Corp., Ltd.	87,000	436,661
LivePerson, Inc. (A)(B)	8,409	491,254
Manhattan Associates, Inc. (A)	15,616	1,596,580
Microsoft Corp.	949,321	203,221,146
MicroStrategy, Inc., Class A (A)	1,049	359,566
Mimecast, Ltd. (A)	7,792	350,484
Mitek Systems, Inc. (A)	5,605	66,027
MobileIron, Inc. (A)	13,519	95,174
Model N, Inc. (A)	4,652	160,308
Nemetschek SE	6,837	539,900
Nice, Ltd. (A)	9,937	2,416,857
NortonLifeLock, Inc.	74,136	1,351,499
OneSpan, Inc. (A)	4,594	90,869
Open Text Corp.	33,297	1,469,868
Oracle Corp.	242,518	13,998,139
Oracle Corp. Japan	5,100	565,606
Paycom Software, Inc. (A)	6,142	2,561,705
Paylocity Holding Corp. (A)	9,128	1,794,565
Ping Identity Holding Corp. (A)	5,007	112,607
Progress Software Corp.	6,124	245,572
PROS Holdings, Inc. (A)	5,399	231,563
PTC, Inc. (A)	25,692	2,770,882
Q2 Holdings, Inc. (A)	6,761	766,495
QAD, Inc., Class A	1,614	92,531
Qualys, Inc. (A)	12,937	1,229,144
Rapid7, Inc. (A)	6,877	515,362
Sailpoint Technologies Holdings, Inc. (A)	34,288	1,596,449
salesforce.com, Inc. (A)	114,155	28,059,299
SAP SE	124,992	15,088,572
Sapiens International Corp. NV	3,492	104,236
ServiceNow, Inc. (A)	24,060	12,861,273
ShotSpotter, Inc. (A)	1,166	38,676
Smith Micro Software, Inc. (A)(B)	5,254	28,267
Sprout Social, Inc., Class A (A)	3,739	192,110
SPS Commerce, Inc. (A)	4,774	492,056
SVMK, Inc. (A)	16,558	352,354
Synchronoss Technologies, Inc. (A)	6,872	20,341
Synopsys, Inc. (A)	19,038	4,331,145
TeamViewer AG (A)(C)	17,860	851,446
Telenav, Inc. (A)	5,392	25,612
Temenos AG	7,670	967,440
Tenable Holdings, Inc. (A)	9,538	343,463
Teradata Corp. (A)	26,797	587,658
The Sage Group PLC	130,001	1,042,531
Trend Micro, Inc.	17,700	958,071
Tyler Technologies, Inc. (A)	5,048	2,158,525
Upland Software, Inc. (A)	3,569	163,282
Varonis Systems, Inc. (A)	4,249	512,599
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Verint Systems, Inc. (A)	8,707	$495,951
Veritone, Inc. (A)(B)	3,264	86,855
VirnetX Holding Corp. (B)	8,866	48,054
WiseTech Global, Ltd.	17,477	395,104
Workiva, Inc. (A)	5,348	401,047
Xperi Holding Corp.	14,675	279,999
Yext, Inc. (A)(B)	13,838	263,060
Zix Corp. (A)	7,792	56,102
Zuora, Inc., Class A (A)	13,914	158,480
		400,351,276
Technology hardware, storage and peripherals – 4.1%
3D Systems Corp. (A)(B)	16,256	148,742
Acer, Inc.	330,008	267,838
Advantech Company, Ltd.	42,834	460,601
Apple, Inc.	2,152,723	256,281,636
Asustek Computer, Inc.	79,354	692,176
Avid Technology, Inc. (A)	4,352	52,877
Brother Industries, Ltd.	30,000	573,034
Canon, Inc.	133,296	2,361,263
Catcher Technology Company, Ltd.	78,475	517,937
Chicony Electronics Company, Ltd.	65,224	195,307
Compal Electronics, Inc.	457,148	309,174
Diebold Nixdorf, Inc. (A)(B)	9,720	92,048
FUJIFILM Holdings Corp.	47,915	2,577,685
Hewlett Packard Enterprise Company	172,255	1,901,695
HP, Inc.	183,918	4,033,322
Immersion Corp. (A)	2,791	23,891
Intevac, Inc. (A)	4,027	24,243
Inventec Corp.	275,495	225,044
Legend Holdings Corp., H Shares (C)	60,500	82,377
Lenovo Group, Ltd.	763,764	544,134
Lite-On Technology Corp.	235,018	396,055
Logitech International SA	19,112	1,703,357
Micro-Star International Company, Ltd.	76,300	334,174
NCR Corp. (A)	31,566	873,431
NetApp, Inc.	29,728	1,584,800
Pegatron Corp.	220,500	504,494
Quanta Computer, Inc.	324,000	874,552
Quantum Corp. (A)	4,402	25,223
Ricoh Company, Ltd.	89,700	597,372
Samsung Electronics Company, Ltd.	545,519	32,884,297
Seagate Technology PLC	29,886	1,757,596
Seiko Epson Corp.	37,469	558,330
Super Micro Computer, Inc. (A)	6,128	172,871
Western Digital Corp.	40,510	1,818,089
Wistron Corp.	321,580	336,356
Wiwynn Corp.	9,000	215,523
Xerox Holdings Corp.	23,960	524,484
Xiaomi Corp., Class B (A)(C)	1,116,100	3,810,513
		320,336,541
		1,530,111,019
Materials – 4.5%
Chemicals – 2.3%
AdvanSix, Inc. (A)	3,821	67,899
Air Liquide SA	56,590	9,247,959
Air Products & Chemicals, Inc.	29,919	8,381,509
Air Water, Inc.	24,500	403,190
Akzo Nobel NV	23,201	2,456,766
Albemarle Corp.	14,405	1,958,648
American Vanguard Corp.	4,179	63,354
Amyris, Inc. (A)(B)	15,374	44,892
Arkema SA	8,293	965,776
Asahi Kasei Corp.	168,000	1,535,929
Ashland Global Holdings, Inc.	13,380	1,005,775

99

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Avient Corp.	34,911	$1,275,997
Balchem Corp.	4,396	455,821
Barito Pacific Tbk PT (A)	2,858,600	212,529
BASF SE	110,095	8,048,889
Cabot Corp.	13,881	574,812
Celanese Corp.	16,022	2,072,125
CF Industries Holdings, Inc.	28,969	1,080,544
Chase Corp.	1,006	106,586
Chr. Hansen Holding A/S (A)	14,332	1,391,794
Clariant AG	23,362	468,892
Corteva, Inc.	101,389	3,885,226
Covestro AG (C)	22,137	1,231,770
Croda International PLC	15,459	1,217,305
Daicel Corp.	32,300	226,025
Dow, Inc.	100,380	5,321,144
DuPont de Nemours, Inc.	99,392	6,305,428
Eastman Chemical Company	18,332	1,785,537
Ecolab, Inc.	33,629	7,470,682
EMS-Chemie Holding AG	942	860,337
Evonik Industries AG	25,273	762,693
Ferro Corp. (A)	11,120	159,127
FMC Corp.	17,549	2,035,859
Formosa Chemicals & Fibre Corp.	394,471	1,066,492
Formosa Plastics Corp.	429,040	1,282,458
FutureFuel Corp.	3,581	42,936
GCP Applied Technologies, Inc. (A)	6,697	157,313
Givaudan SA	1,073	4,395,470
Hawkins, Inc.	1,355	67,994
HB Fuller Company	6,996	366,101
ICL Group, Ltd.	111,767	531,562
Indorama Ventures PCL, NVDR (B)	178,200	188,525
Ingevity Corp. (A)	15,817	1,053,096
Innospec, Inc.	3,344	275,178
International Flavors & Fragrances, Inc. (B)	14,483	1,623,544
Intrepid Potash, Inc. (A)	1,542	19,953
Johnson Matthey PLC	23,415	689,960
JSR Corp.	27,200	753,121
Kansai Paint Company, Ltd.	23,600	712,182
Koninklijke DSM NV	20,634	3,369,275
Koppers Holdings, Inc. (A)	2,875	77,826
Kraton Corp. (A)	4,258	114,966
Kronos Worldwide, Inc.	3,086	42,433
Kumho Petrochemical Company, Ltd.	2,175	273,648
Kuraray Company, Ltd.	42,800	424,145
LANXESS AG	10,095	702,318
LG Chem, Ltd.	5,259	3,821,197
Linde PLC	71,157	18,246,078
Livent Corp. (A)(B)	20,052	304,189
Lotte Chemical Corp.	2,003	510,242
LyondellBasell Industries NV, Class A	34,817	2,962,927
Minerals Technologies, Inc.	13,006	789,074
Mitsubishi Chemical Holdings Corp.	170,450	938,387
Mitsubishi Gas Chemical Company, Inc.	21,400	452,952
Mitsui Chemicals, Inc.	24,700	690,526
Nan Ya Plastics Corp.	577,610	1,301,080
NewMarket Corp.	1,799	665,198
Nippon Paint Holdings Company, Ltd.	19,500	2,498,474
Nippon Sanso Holdings Corp.	20,300	337,299
Nissan Chemical Corp.	16,600	990,205
Nitto Denko Corp.	21,244	1,751,658
Novozymes A/S, B Shares	28,345	1,618,908
Nutrien, Ltd.	68,604	3,386,091
Olin Corp.	34,928	764,574
Orbia Advance Corp. SAB de CV	139,680	288,272
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Orica, Ltd.	48,842	$580,072
Orion Engineered Carbons SA	8,240	128,214
Petronas Chemicals Group BHD	223,845	353,104
PPG Industries, Inc.	31,962	4,691,063
PQ Group Holdings, Inc. (A)	5,299	67,774
PTT Global Chemical PCL, NVDR	236,900	448,397
Quaker Chemical Corp. (B)	1,801	444,847
Rayonier Advanced Materials, Inc. (A)	8,929	57,771
RPM International, Inc.	31,953	2,812,184
Sasol, Ltd. (A)	59,325	460,407
Sensient Technologies Corp.	16,170	1,159,712
Shin-Etsu Chemical Company, Ltd.	47,237	7,738,650
Showa Denko KK	18,000	333,078
Sika AG	16,540	4,208,531
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	342,199	75,822
Solvay SA	5,670	647,664
Stepan Company	2,900	336,864
Sumitomo Chemical Company, Ltd.	201,200	710,814
Symrise AG	15,281	1,915,301
Teijin, Ltd.	23,800	405,841
The Chemours Company	40,377	982,372
The Mosaic Company	46,724	1,026,059
The Scotts Miracle-Gro Company	10,009	1,759,282
The Sherwin-Williams Company	11,099	8,297,945
Toray Industries, Inc.	186,200	1,004,767
Tosoh Corp.	35,600	557,549
Trecora Resources (A)	4,002	27,094
Tredegar Corp.	3,700	58,497
Trinseo SA	5,227	198,574
Tronox Holdings PLC, Class A	12,244	154,887
Umicore SA	14,869	666,984
Valvoline, Inc.	45,489	1,036,694
Yara International ASA	20,795	842,898
		177,818,358
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	129,610	828,449
Asia Cement Corp.	244,687	371,655
Cemex SAB de CV	2,007,688	918,896
China National Building Material Company, Ltd., H Shares	410,900	538,702
China Resources Cement Holdings, Ltd.	257,900	320,293
CRH PLC	97,463	3,833,528
Eagle Materials, Inc.	10,266	934,103
Forterra, Inc. (A)	2,638	48,935
HeidelbergCement AG	17,900	1,266,347
Indocement Tunggal Prakarsa Tbk PT	158,620	160,446
James Hardie Industries PLC, CHESS Depositary Interest (A)	52,999	1,533,441
LafargeHolcim, Ltd. (A)	61,318	3,218,391
Martin Marietta Materials, Inc.	8,434	2,240,323
POSCO Chemical Company, Ltd.	2,510	207,993
Semen Indonesia Persero Tbk PT	318,592	263,868
Summit Materials, Inc., Class A (A)	15,666	297,654
Taiheiyo Cement Corp.	16,400	438,926
Taiwan Cement Corp.	543,544	818,018
The Siam Cement PCL, NVDR	81,400	1,006,176
U.S. Concrete, Inc. (A)	2,233	79,227
United States Lime & Minerals, Inc.	314	34,760
Vulcan Materials Company	17,939	2,505,181
		21,865,312
Containers and packaging – 0.3%
Amcor PLC	212,442	2,406,968
AptarGroup, Inc.	15,850	2,002,172

100

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	11,304	$1,688,139
Ball Corp.	44,231	4,246,618
CCL Industries, Inc., Class B	18,413	811,834
Greif, Inc., Class A	9,977	484,982
Greif, Inc., Class B	764	37,665
International Paper Company	53,242	2,634,414
Klabin SA	75,042	351,300
Myers Industries, Inc.	5,055	85,884
O-I Glass, Inc.	59,890	677,955
Packaging Corp. of America	12,845	1,669,850
Ranpak Holdings Corp. (A)	4,201	47,513
Sealed Air Corp.	21,085	950,090
Silgan Holdings, Inc.	19,355	654,199
Smurfit Kappa Group PLC	28,085	1,194,906
Sonoco Products Company	24,677	1,432,747
UFP Technologies, Inc. (A)	1,050	46,274
Westrock Company	35,166	1,484,357
		22,907,867
Metals and mining – 1.5%
1911 Gold Corp. (A)	2,060	731
Agnico Eagle Mines, Ltd.	28,813	1,888,253
Alcoa Corp. (A)	25,548	508,405
Allegheny Technologies, Inc. (A)	17,336	233,863
Aluminum Corp. of China, Ltd., H Shares (A)	418,880	165,085
Anglo American Platinum, Ltd.	5,543	402,065
Anglo American PLC	147,416	4,292,731
AngloGold Ashanti, Ltd.	42,921	920,449
Antofagasta PLC	47,095	777,680
ArcelorMittal SA (A)	85,862	1,561,273
Arconic Corp. (A)	13,558	372,981
B2Gold Corp.	125,898	701,857
Barrick Gold Corp.	212,196	4,870,688
BHP Group PLC	253,888	5,740,573
BHP Group, Ltd.	352,965	9,842,875
BlueScope Steel, Ltd.	60,305	754,563
Boliden AB	32,884	1,137,327
Caledonia Mining Corp. PLC	1,629	23,506
Carpenter Technology Corp.	6,548	160,033
Century Aluminum Company (A)	6,987	70,918
China Hongqiao Group, Ltd.	182,800	159,629
China Molybdenum Company, Ltd., H Shares	346,500	162,711
China Steel Corp.	1,298,958	1,038,872
Cia de Minas Buenaventura SAA, ADR (A)	33,000	366,300
Cia Siderurgica Nacional SA	75,466	331,169
Cleveland-Cliffs, Inc.	53,777	592,085
Coeur Mining, Inc. (A)	33,108	234,736
Commercial Metals Company	45,348	902,879
Compass Minerals International, Inc.	12,964	809,731
Eregli Demir ve Celik Fabrikalari TAS	92,669	130,277
Evolution Mining, Ltd.	192,459	702,241
Evraz PLC	60,940	306,232
First Quantum Minerals, Ltd.	70,754	1,004,078
Fortescue Metals Group, Ltd.	203,076	2,705,500
Franco-Nevada Corp.	22,702	3,021,864
Freeport-McMoRan, Inc.	196,694	4,600,673
Glencore PLC (A)	1,199,909	3,382,848
Gold Fields, Ltd.	91,221	790,984
Gold Resource Corp.	9,828	29,287
Grupo Mexico SAB de CV, Series B	413,300	1,503,076
Harmony Gold Mining Company, Ltd. (A)	55,583	229,559
Haynes International, Inc.	1,909	40,452
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Hecla Mining Company	71,106	$339,887
Hitachi Metals, Ltd.	28,400	415,325
Hyundai Steel Company	10,185	292,853
Impala Platinum Holdings, Ltd.	83,585	874,569
Industrias Penoles SAB de CV	17,965	262,574
JFE Holdings, Inc. (A)	64,700	590,351
Jiangxi Copper Company, Ltd., H Shares	122,825	201,353
Kaiser Aluminum Corp.	2,164	168,749
KGHM Polska Miedz SA (A)	16,876	671,898
Kinross Gold Corp.	150,990	1,075,427
Kirkland Lake Gold, Ltd.	31,364	1,285,038
Korea Zinc Company, Ltd.	992	340,964
Kumba Iron Ore, Ltd.	6,795	230,947
Lundin Mining Corp.	82,268	657,536
Maruichi Steel Tube, Ltd.	7,300	153,467
Materion Corp.	2,789	162,599
Mitsubishi Materials Corp.	14,100	266,581
Newcrest Mining, Ltd.	96,476	1,909,835
Newmont Corp.	108,771	6,397,910
Nippon Steel Corp. (A)	107,178	1,304,622
Norsk Hydro ASA	158,251	640,798
Northam Platinum, Ltd. (A)	36,826	418,198
Northern Star Resources, Ltd.	88,259	819,703
Novagold Resources, Inc. (A)	32,257	321,280
Nucor Corp.	40,890	2,195,793
Olympic Steel, Inc.	1,506	22,349
Pan American Silver Corp.	25,241	742,828
POSCO	8,530	1,808,321
Press Metal Aluminium Holdings BHD	129,900	222,957
Reliance Steel & Aluminum Company	15,674	1,846,397
Rio Tinto PLC	134,799	8,799,566
Rio Tinto, Ltd.	44,576	3,325,771
Royal Gold, Inc.	16,125	1,781,329
Ryerson Holding Corp. (A)	2,349	25,228
Schnitzer Steel Industries, Inc., Class A	3,556	91,105
Sibanye Stillwater, Ltd.	237,042	789,814
South32, Ltd.	578,222	1,019,074
Southern Copper Corp.	13,200	783,684
SSR Mining, Inc. (A)	26,300	486,835
Steel Dynamics, Inc.	49,131	1,779,034
Sumitomo Metal Mining Company, Ltd.	31,000	1,150,967
SunCoke Energy, Inc.	11,910	53,595
Teck Resources, Ltd., Class B	56,775	897,069
thyssenkrupp AG (A)	48,493	323,367
TimkenSteel Corp. (A)	6,782	31,943
United States Steel Corp.	84,155	1,194,159
Vale SA	403,671	5,877,168
voestalpine AG	21,059	674,581
Warrior Met Coal, Inc.	6,919	120,529
Wheaton Precious Metals Corp.	53,643	2,070,627
Worthington Industries, Inc.	13,803	713,891
Yamana Gold, Inc.	114,674	598,668
Zhaojin Mining Industry Company, Ltd., H Shares	105,600	136,418
Zijin Mining Group Company, Ltd., H Shares	594,329	594,354
		117,430,924
Paper and forest products – 0.1%
Boise Cascade Company	5,336	230,782
Clearwater Paper Corp. (A)	2,224	77,640
Domtar Corp.	21,062	633,966
Empresas CMPC SA	107,601	233,162
Glatfelter Corp.	6,168	99,181
Indah Kiat Pulp & Paper Corp. Tbk PT	295,600	181,492
Lee & Man Paper Manufacturing, Ltd.	140,500	114,244

101

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Louisiana-Pacific Corp.	42,945	$1,470,007
Mondi PLC	58,316	1,276,023
Neenah, Inc.	2,358	114,387
Nine Dragons Paper Holdings, Ltd.	175,200	230,201
Oji Holdings Corp.	114,900	520,745
Schweitzer-Mauduit International, Inc.	4,235	147,293
Stora Enso OYJ, R Shares	69,107	1,166,059
Suzano SA (A)	81,767	862,328
Svenska Cellulosa AB SCA, B Shares (A)	73,313	1,189,833
UPM-Kymmene OYJ	63,222	2,074,458
Verso Corp., Class A	4,352	47,045
		10,668,846
		350,691,307
Real estate – 2.8%
Equity real estate investment trusts – 2.2%
Acadia Realty Trust	11,742	166,736
Agree Realty Corp.	7,157	471,646
Alexander & Baldwin, Inc.	10,039	157,110
Alexander's, Inc.	294	80,368
Alexandria Real Estate Equities, Inc.	14,328	2,345,923
Alpine Income Property Trust, Inc.	1,182	18,924
American Assets Trust, Inc.	6,929	198,793
American Campus Communities, Inc.	33,836	1,346,673
American Finance Trust, Inc.	14,938	110,242
American Tower Corp.	54,189	12,528,497
Apartment Investment & Management Company, A Shares	19,951	605,513
Armada Hoffler Properties, Inc.	8,071	85,633
Ascendas Real Estate Investment Trust	334,000	737,571
AvalonBay Communities, Inc.	17,194	2,864,348
Bluerock Residential Growth REIT, Inc.	3,842	39,188
Boston Properties, Inc.	17,302	1,698,364
Brixmor Property Group, Inc.	72,888	1,113,000
BRT Apartments Corp.	1,834	23,952
Camden Property Trust	23,944	2,366,386
Canadian Apartment Properties REIT	10,629	418,711
CapitaLand Integrated Commercial Trust	474,276	683,309
CareTrust REIT, Inc.	13,065	253,853
CatchMark Timber Trust, Inc., Class A	7,213	69,173
Chatham Lodging Trust	6,623	72,919
City Office REIT, Inc.	6,227	54,611
Colony Capital, Inc.	65,941	284,865
Columbia Property Trust, Inc.	15,582	217,836
Community Healthcare Trust, Inc.	2,932	132,409
CoreCivic, Inc.	16,346	115,893
CorePoint Lodging, Inc.	5,969	38,858
CoreSite Realty Corp.	10,456	1,311,078
Corporate Office Properties Trust	27,579	734,429
Cousins Properties, Inc.	36,524	1,220,267
Covivio	6,163	502,272
Crown Castle International Corp.	51,269	8,591,146
CyrusOne, Inc.	28,732	2,008,654
Daiwa House REIT Investment Corp.	256	614,599
Dexus	130,401	934,282
DiamondRock Hospitality Company	27,344	205,627
Digital Realty Trust, Inc.	32,862	4,428,155
Diversified Healthcare Trust	32,640	143,942
Douglas Emmett, Inc.	40,528	1,255,152
Duke Realty Corp.	45,269	1,722,938
Easterly Government Properties, Inc.	10,867	235,379
EastGroup Properties, Inc.	14,887	2,029,545
EPR Properties	18,343	660,715
Equinix, Inc.	10,819	7,549,390
Equity Residential	41,834	2,423,025
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Essential Properties Realty Trust, Inc.	12,649	$259,810
Essex Property Trust, Inc.	7,966	1,958,680
Extra Space Storage, Inc.	15,768	1,777,527
Farmland Partners, Inc.	4,197	33,492
Federal Realty Investment Trust	8,409	733,433
Fibra Uno Administracion SA de CV	414,600	413,774
First Capital Real Estate Investment Trust	14,490	173,719
First Industrial Realty Trust, Inc.	31,273	1,309,713
Four Corners Property Trust, Inc.	9,555	267,636
Franklin Street Properties Corp.	14,510	67,326
Front Yard Residential Corp.	6,903	112,657
Gecina SA	5,441	827,740
Getty Realty Corp.	4,548	129,118
Gladstone Commercial Corp.	4,720	85,385
Gladstone Land Corp.	2,964	43,126
Global Medical REIT, Inc.	5,859	80,210
Global Net Lease, Inc.	12,319	205,604
GLP J-REIT	482	725,247
Goodman Group	197,386	2,708,827
Growthpoint Properties, Ltd.	341,079	261,909
Healthcare Realty Trust, Inc.	51,720	1,525,740
Healthpeak Properties, Inc.	65,763	1,897,920
Hersha Hospitality Trust	5,219	42,274
Highwoods Properties, Inc.	25,542	978,259
Host Hotels & Resorts, Inc.	86,157	1,208,783
Hudson Pacific Properties, Inc.	37,702	980,252
ICADE	3,476	256,876
Independence Realty Trust, Inc.	12,775	164,542
Industrial Logistics Properties Trust	8,700	189,051
Innovative Industrial Properties, Inc.	2,895	444,846
Investors Real Estate Trust	1,745	121,103
Iron Mountain, Inc.	35,200	968,000
iStar, Inc.	9,824	138,518
Japan Prime Realty Investment Corp.	108	316,408
Japan Real Estate Investment Corp.	173	896,116
Japan Retail Fund Investment Corp.	349	553,283
JBG SMITH Properties	27,629	849,315
Kilroy Realty Corp.	25,768	1,575,971
Kimco Realty Corp.	52,836	762,952
Kite Realty Group Trust	11,349	163,426
Klepierre SA	23,451	518,032
Lamar Advertising Company, Class A	21,238	1,690,757
Land Securities Group PLC	84,289	737,147
Lexington Realty Trust	36,821	375,942
Life Storage, Inc.	11,534	1,265,510
Link REIT	88,125	770,485
LTC Properties, Inc.	5,287	195,830
Mack-Cali Realty Corp.	11,963	163,415
Mapletree Commercial Trust	221,600	334,903
Mapletree Logistics Trust	296,900	434,410
Medical Properties Trust, Inc.	130,009	2,522,175
Mid-America Apartment Communities, Inc.	13,971	1,762,581
Mirvac Group	469,976	887,960
Monmouth Real Estate Investment Corp.	12,834	190,328
National Health Investors, Inc.	5,802	375,157
National Retail Properties, Inc.	42,664	1,608,433
National Storage Affiliates Trust	8,475	287,981
NETSTREIT Corp.	1,830	34,715
New Senior Investment Group, Inc.	11,687	64,629
NexPoint Residential Trust, Inc.	2,935	130,050
Nippon Building Fund, Inc.	195	1,074,703
Nippon Prologis REIT, Inc.	275	861,883
Nomura Real Estate Master Fund, Inc.	563	730,786

102

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Office Properties Income Trust	6,628	$151,450
Omega Healthcare Investors, Inc.	55,799	1,965,241
One Liberty Properties, Inc.	2,465	43,828
Orix JREIT, Inc.	348	518,534
Park Hotels & Resorts, Inc.	57,922	945,287
Pebblebrook Hotel Trust	50,004	925,074
Physicians Realty Trust	79,380	1,377,243
Piedmont Office Realty Trust, Inc., Class A	17,137	267,851
Plymouth Industrial REIT, Inc.	2,516	33,060
PotlatchDeltic Corp.	25,360	1,180,254
Preferred Apartment Communities, Inc., Class A	7,066	55,185
Prologis, Inc.	90,252	9,029,713
PS Business Parks, Inc.	7,645	1,007,611
Public Storage	18,579	4,170,242
QTS Realty Trust, Inc., Class A	8,300	493,103
Rayonier, Inc.	33,561	945,413
Realty Income Corp.	42,152	2,527,855
Regency Centers Corp.	19,272	878,418
Retail Opportunity Investments Corp.	15,975	207,356
Retail Properties of America, Inc., Class A	29,449	238,537
Retail Value, Inc.	2,527	38,916
Rexford Industrial Realty, Inc.	30,433	1,458,349
RioCan Real Estate Investment Trust (B)	22,030	297,533
RLJ Lodging Trust	22,538	277,894
RPT Realty	11,335	83,086
Ryman Hospitality Properties, Inc.	6,913	443,745
Sabra Health Care REIT, Inc.	78,523	1,294,059
Safehold, Inc.	2,338	159,148
Saul Centers, Inc.	1,721	53,695
SBA Communications Corp.	13,675	3,927,187
Scentre Group	621,822	1,271,992
Segro PLC	142,199	1,720,496
Seritage Growth Properties, Class A (A)	4,709	77,510
Service Properties Trust	63,027	747,500
Simon Property Group, Inc.	37,370	3,085,641
SITE Centers Corp.	20,992	211,809
SL Green Realty Corp.	8,948	518,089
SmartCentres Real Estate Investment Trust	10,765	199,683
Spirit Realty Capital, Inc.	25,333	933,268
STAG Industrial, Inc.	20,287	604,147
Stockland	284,981	946,468
STORE Capital Corp.	56,077	1,825,867
Summit Hotel Properties, Inc.	14,422	125,327
Sunstone Hotel Investors, Inc.	29,457	309,299
Suntec Real Estate Investment Trust	197,500	220,891
Tanger Factory Outlet Centers, Inc.	12,545	118,550
Taubman Centers, Inc.	15,172	648,148
Terreno Realty Corp.	9,017	522,445
The British Land Company PLC	105,190	657,626
The GEO Group, Inc.	15,954	150,765
The GPT Group	232,447	803,391
The Macerich Company	48,025	480,250
UDR, Inc.	36,047	1,386,728
UMH Properties, Inc.	5,191	74,387
Unibail-Rodamco-Westfield	9,038	635,949
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange)	7,490	527,025
United Urban Investment Corp.	394	443,786
Uniti Group, Inc.	26,420	271,598
Universal Health Realty Income Trust	1,810	109,378
Urban Edge Properties	42,930	557,231
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Urstadt Biddle Properties, Inc., Class A	4,307	$60,470
Ventas, Inc.	45,579	2,183,690
Vicinity Centres	459,604	554,781
Vornado Realty Trust	19,148	745,049
Washington Real Estate Investment Trust	11,318	262,691
Weingarten Realty Investors	29,604	619,020
Welltower, Inc.	50,979	3,210,657
Weyerhaeuser Company	91,168	2,647,519
Whitestone REIT	5,967	44,872
Xenia Hotels & Resorts, Inc.	15,690	221,072
		174,828,211
Real estate management and development – 0.6%
Aeon Mall Company, Ltd.	13,500	215,757
Agile Group Holdings, Ltd.	122,600	177,015
Aroundtown SA (A)	119,855	829,523
Ayala Land, Inc.	712,670	563,567
Azrieli Group, Ltd.	6,813	417,010
CapitaLand, Ltd.	269,500	623,898
CBRE Group, Inc., Class A (A)	40,959	2,504,233
Cencosud Shopping SA	51,170	85,217
Central Pattana PCL, NVDR	234,800	393,758
China Aoyuan Group, Ltd.	127,000	132,243
China Evergrande Group	198,035	417,594
China Jinmao Holdings Group, Ltd.	586,400	302,191
China Overseas Land & Investment, Ltd.	411,797	1,002,638
China Overseas Property Holdings, Ltd.	130,000	85,003
China Resources Land, Ltd.	340,705	1,474,465
China Vanke Company, Ltd., H Shares	179,600	682,147
CIFI Holdings Group Company, Ltd.	334,700	289,262
City Developments, Ltd.	47,900	275,689
CK Asset Holdings, Ltd.	116,698	637,680
Country Garden Holdings Company, Ltd.	812,167	1,070,995
CTO Realty Growth, Inc.	769	31,406
Cushman & Wakefield PLC (A)	15,123	225,333
Daito Trust Construction Company, Ltd.	8,700	850,742
Daiwa House Industry Company, Ltd.	75,600	2,310,334
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(C)	37,400	254,768
Deutsche Wohnen SE	40,762	2,044,363
eXp World Holdings, Inc. (A)	3,335	177,856
Forestar Group, Inc. (A)	2,383	46,373
FRP Holdings, Inc. (A)	1,022	46,797
Griffin Industrial Realty, Inc.	371	26,437
Guangzhou R&F Properties Company, Ltd., H Shares	178,200	232,535
Hang Lung Properties, Ltd.	89,000	220,046
Henderson Land Development Company, Ltd.	62,376	262,252
Highwealth Construction Corp.	80,655	125,979
Hongkong Land Holdings, Ltd.	51,300	208,250
Hulic Company, Ltd.	40,000	404,495
Jones Lang LaSalle, Inc. (A)	12,730	1,684,052
Kaisa Group Holdings, Ltd. (A)	260,800	137,208
KE Holdings, Inc., ADR (A)	9,700	633,701
Kennedy-Wilson Holdings, Inc.	16,665	266,307
Kerry Properties, Ltd.	29,768	76,266
KWG Group Holdings, Ltd.	136,000	186,059
KWG Living Group Holdings, Ltd. (A)	1,100	852
Land & Houses PCL, NVDR	873,500	226,662
LEG Immobilien AG	8,206	1,167,147
Lendlease Corp., Ltd.	78,947	821,325
Logan Group Company, Ltd.	146,500	245,250
Longfor Group Holdings, Ltd. (C)	189,800	1,240,310
Marcus & Millichap, Inc. (A)	3,159	113,250
Megaworld Corp. (A)	1,034,700	82,561

103

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Mitsubishi Estate Company, Ltd.	157,800	$2,714,817
Mitsui Fudosan Company, Ltd.	124,204	2,591,034
Multiplan Empreendimentos Imobiliarios SA	31,001	131,182
NEPI Rockcastle PLC	42,552	215,223
New World Development Company, Ltd.	64,064	324,583
Newmark Group, Inc., Class A	19,644	137,901
Nomura Real Estate Holdings, Inc.	15,800	339,609
Poly Property Services Company, Ltd. (B)	12,000	87,480
Rafael Holdings, Inc., Class B (A)	1,385	29,667
RE/MAX Holdings, Inc., Class A (B)	2,468	77,248
Realogy Holdings Corp. (A)	15,628	192,381
Redfin Corp. (A)	13,226	633,393
Robinsons Land Corp.	184,300	63,921
Ruentex Development Company, Ltd.	94,620	139,679
Seazen Group, Ltd. (A)	230,800	204,259
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	107,851	83,952
Shenzhen Investment, Ltd.	312,900	114,524
Shimao Group Holdings, Ltd.	132,200	492,733
Sino Land Company, Ltd.	138,075	188,490
Sino-Ocean Group Holding, Ltd.	311,358	65,330
SM Prime Holdings, Inc.	887,200	665,153
SOHO China, Ltd. (A)	216,000	67,163
Sumitomo Realty & Development Company, Ltd.	41,383	1,346,219
Sun Hung Kai Properties, Ltd.	57,500	764,313
Sunac China Holdings, Ltd.	271,700	1,041,717
Swire Pacific, Ltd., Class A	22,000	126,064
Swire Properties, Ltd.	51,600	157,395
Swiss Prime Site AG	8,673	781,408
Tejon Ranch Company (A)	3,197	45,813
The RMR Group, Inc., Class A	2,164	80,155
The St. Joe Company	4,493	148,314
The Wharf Holdings, Ltd.	162,125	401,050
Tokyu Fudosan Holdings Corp.	82,600	398,685
UOL Group, Ltd.	48,500	264,093
Vonovia SE	61,447	4,201,720
Wharf Real Estate Investment Company, Ltd. (B)	74,125	344,538
Yuexiu Property Company, Ltd.	691,500	143,739
Yuzhou Group Holdings Company, Ltd.	185,600	73,767
Zhenro Properties Group, Ltd.	154,000	94,958
		46,502,471
		221,330,682
Utilities – 2.1%
Electric utilities – 1.1%
ALLETE, Inc.	19,797	1,113,383
Alliant Energy Corp.	13,962	734,401
American Electric Power Company, Inc.	27,749	2,355,613
AusNet Services	219,227	298,756
Centrais Eletricas Brasileiras SA	36,000	208,713
CEZ AS	21,011	445,127
Chubu Electric Power Company, Inc.	85,200	1,024,222
CK Infrastructure Holdings, Ltd.	28,500	145,435
CLP Holdings, Ltd.	71,500	671,669
CPFL Energia SA	24,300	142,197
Duke Energy Corp.	41,131	3,811,198
Edison International	21,153	1,297,948
EDP - Energias de Portugal SA	350,333	1,872,621
Electricite de France SA (A)	74,415	1,130,802
Elia Group SA/NV	2,234	252,520
Emera, Inc.	30,180	1,251,400
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Endesa SA	35,679	$1,025,506
Enel Americas SA	3,273,115	474,166
Enel Chile SA	2,565,179	178,943
Enel SpA	970,836	9,740,224
Energisa SA	19,000	165,054
Entergy Corp.	11,197	1,218,793
Equatorial Energia SA	97,790	397,738
Evergy, Inc.	12,686	702,931
Eversource Energy	19,165	1,677,129
Exelon Corp.	54,502	2,238,397
FirstEnergy Corp.	30,318	805,246
Fortis, Inc. (B)	56,858	2,289,293
Fortum OYJ	52,658	1,206,137
Genie Energy, Ltd., B Shares	2,455	20,377
Hawaiian Electric Industries, Inc.	26,841	961,713
HK Electric Investments & HK Electric Investments, Ltd.	86,500	86,962
Hydro One, Ltd. (C)	41,460	967,304
Iberdrola SA	668,940	9,183,015
IDACORP, Inc.	12,405	1,123,645
Interconexion Electrica SA ESP	44,020	277,860
Korea Electric Power Corp. (A)	29,595	573,026
Kyushu Electric Power Company, Inc.	49,600	417,919
Manila Electric Company	19,440	113,659
Mercury NZ, Ltd.	84,112	353,804
MGE Energy, Inc.	5,001	343,419
NextEra Energy, Inc.	109,541	8,061,122
NRG Energy, Inc.	13,653	447,136
OGE Energy Corp.	49,211	1,593,944
Orsted A/S (C)	25,825	4,646,605
Otter Tail Corp.	5,592	222,673
PGE Polska Grupa Energetyczna SA (A)(B)	100,504	154,326
Pinnacle West Capital Corp.	6,295	515,246
PNM Resources, Inc.	30,338	1,489,899
Portland General Electric Company	12,165	503,388
Power Assets Holdings, Ltd.	60,000	314,756
PPL Corp.	42,997	1,221,975
Red Electrica Corp. SA	48,166	984,661
Spark Energy, Inc., Class A	2,160	20,045
SSE PLC	124,411	2,226,832
Tenaga Nasional BHD	207,536	511,752
Terna Rete Elettrica Nazionale SpA	165,101	1,240,128
The Chugoku Electric Power Company, Inc.	37,100	470,911
The Kansai Electric Power Company, Inc.	93,500	853,337
The Southern Company	59,068	3,535,220
Tohoku Electric Power Company, Inc.	55,400	463,727
Tokyo Electric Power Company Holdings, Inc. (A)	192,600	501,295
Verbund AG	12,411	872,259
Xcel Energy, Inc.	29,381	1,979,104
		86,128,606
Gas utilities – 0.3%
AltaGas, Ltd.	35,404	508,147
APA Group	140,571	1,065,434
Atmos Energy Corp.	6,899	661,545
Beijing Enterprises Holdings, Ltd.	54,214	175,673
Brookfield Infrastructure Corp., Class A	4,372	291,394
Chesapeake Utilities Corp.	2,199	228,718
China Gas Holdings, Ltd.	276,400	1,015,380
China Resources Gas Group, Ltd.	98,100	472,811
Enagas SA	27,532	672,627
ENN Energy Holdings, Ltd.	83,500	1,101,539

104

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Hong Kong & China Gas Company, Ltd.	459,738	$703,365
Infraestructura Energetica Nova SAB de CV (A)	69,835	248,894
Korea Gas Corp.	3,324	84,979
Kunlun Energy Company, Ltd.	420,490	317,235
National Fuel Gas Company	22,360	920,561
Naturgy Energy Group SA	32,958	760,621
New Jersey Resources Corp.	36,516	1,206,123
Northwest Natural Holding Company	4,191	200,833
ONE Gas, Inc.	20,078	1,589,776
Osaka Gas Company, Ltd.	49,000	940,195
Perusahaan Gas Negara Tbk PT	1,163,569	114,467
Petronas Gas BHD	70,699	315,275
RGC Resources, Inc.	994	24,114
Snam SpA	239,769	1,354,268
South Jersey Industries, Inc.	13,730	316,065
Southwest Gas Holdings, Inc.	21,279	1,367,176
Spire, Inc.	19,427	1,242,551
Toho Gas Company, Ltd.	9,745	639,141
Tokyo Gas Company, Ltd.	49,800	1,115,966
UGI Corp.	51,214	1,817,073
		21,471,946
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	125,400	66,922
Atlantic Power Corp. (A)	15,210	31,333
B. Grimm Power PCL, NVDR	79,300	128,464
Brookfield Renewable Corp., Class A	9,273	733,958
CGN Power Company, Ltd., H Shares (C)	975,700	208,829
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,511
China Longyuan Power Group Corp., Ltd., H Shares	337,300	284,965
China Power International Development, Ltd.	417,900	84,086
China Resources Power Holdings Company, Ltd.	208,332	220,763
Clearway Energy, Inc., Class A	4,730	128,372
Clearway Energy, Inc., Class C	10,981	321,414
Colbun SA	748,488	119,888
Electric Power Development Company, Ltd.	18,300	245,615
Electricity Generating PCL, NVDR	30,700	219,227
Energy Absolute PCL, NVDR	153,800	227,754
Engie Brasil Energia SA	20,883	165,040
Global Power Synergy PCL, NVDR	72,700	168,978
Gulf Energy Development PCL, NVDR	240,600	278,465
Huaneng Power International, Inc., H Shares	375,864	147,173
Meridian Energy, Ltd.	157,660	711,216
Ormat Technologies, Inc.	5,408	426,204
Ratch Group PCL, NVDR	83,400	156,583
Sunnova Energy International, Inc. (A)	7,245	293,495
The AES Corp.	37,199	760,348
Uniper SE	23,884	808,442
		6,969,045
Multi-utilities – 0.5%
AGL Energy, Ltd.	75,176	742,070
Algonquin Power & Utilities Corp.	72,919	1,142,605
Ameren Corp.	13,819	1,074,842
Atco, Ltd., Class I	10,521	316,270
Avista Corp.	9,148	343,233
Black Hills Corp.	23,916	1,454,810
Canadian Utilities, Ltd., Class A	17,179	429,111
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	30,471	$706,622
CMS Energy Corp.	16,011	985,317
Consolidated Edison, Inc.	18,708	1,426,485
Dominion Energy, Inc.	46,987	3,688,010
DTE Energy Company	10,775	1,355,603
E.ON SE	266,947	2,888,496
Engie SA (A)	218,163	3,211,520
MDU Resources Group, Inc.	49,297	1,229,467
National Grid PLC	420,859	4,713,007
NiSource, Inc.	21,420	518,364
NorthWestern Corp.	19,287	1,118,646
Public Service Enterprise Group, Inc.	28,286	1,648,508
RWE AG	76,753	3,174,684
Sempra Energy	16,178	2,062,371
Suez SA	40,887	782,121
Unitil Corp.	2,107	86,134
Veolia Environnement SA	64,063	1,469,548
WEC Energy Group, Inc.	17,642	1,675,108
YTL Corp. BHD (A)	289,166	45,859
		38,288,811
Water utilities – 0.1%
Aguas Andinas SA, Class A	244,126	70,814
American States Water Company	4,978	367,476
American Water Works Company, Inc.	10,134	1,554,353
Artesian Resources Corp., Class A	1,342	49,614
Beijing Enterprises Water Group, Ltd. (A)	507,700	205,723
Cadiz, Inc. (A)(B)	3,554	35,682
California Water Service Group	6,694	331,219
Cia de Saneamento Basico do Estado de Sao Paulo	37,198	309,254
Consolidated Water Company, Ltd.	2,840	31,126
Essential Utilities, Inc.	54,845	2,483,382
Global Water Resources, Inc.	2,631	33,887
Guangdong Investment, Ltd.	311,980	517,293
Middlesex Water Company	2,037	139,514
Pure Cycle Corp. (A)	3,663	34,945
Severn Trent PLC	28,118	888,608
SJW Group	3,621	237,538
The York Water Company	1,625	73,190
United Utilities Group PLC	80,918	963,828
		8,327,446
		161,185,854
TOTAL COMMON STOCKS (Cost $6,106,218,042)		$7,399,605,374
PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	6,691	439,634
Hyundai Motor Company	2,617	198,935
Hyundai Motor Company, 2nd Preferred	4,089	320,389
Porsche Automobil Holding SE	18,525	1,176,563
Volkswagen AG	22,320	3,746,587
		5,882,108
Multiline retail – 0.0%
Lojas Americanas SA	98,326	420,841
		6,302,949
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	33,613	76,122
Household products – 0.1%
Henkel AG & Company KGaA	21,288	2,290,277

105

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Personal products – 0.0%
Amorepacific Corp.	1,121	$54,467
LG Household & Health Care, Ltd.	234	146,821
		201,288
		2,567,687
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	517,833	2,406,772
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	486,144	2,205,043
Bancolombia SA	42,591	330,306
Itau Unibanco Holding SA	528,167	2,815,629
Itausa SA	480,559	949,026
		6,300,004
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	4,253	1,939,187
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	94,159	5,194,893
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares (A)	20,783	87,672
FUCHS PETROLUB SE	8,239	468,300
LG Chem, Ltd.	874	282,746
Sociedad Quimica y Minera de Chile SA, B Shares	10,947	514,908
		1,353,626
Metals and mining – 0.0%
Gerdau SA	119,283	503,191
		1,856,817
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	26,779	159,952
Cia Energetica de Minas Gerais	104,175	245,591
Cia Paranaense de Energia, B Shares	11,200	142,723
		548,266
TOTAL PREFERRED SECURITIES (Cost $22,579,116)		$27,116,575
EXCHANGE-TRADED FUNDS – 1.5%
iShares MSCI India ETF (B)	1,691,141	61,692,824
iShares MSCI Russia ETF (B)	239,440	8,519,275
KraneShares Bosera MSCI China A ETF (B)	339,628	14,651,552
VanEck Vectors Russia ETF (B)	514,516	11,730,965
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	584,155	22,373,137
TOTAL EXCHANGE-TRADED FUNDS (Cost $91,713,926)		$118,967,753
RIGHTS – 0.0%
Ascendas Real Estate Investment Trust (Expiration Date: 12-1-20; Strike Price: SGD 2.96) (A)	12,887	96
AVEVA Group PLC (Expiration Date: 12-9-20) (A)(E)	1	13
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	25,912
TOTAL RIGHTS (Cost $11,151)		$26,021
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	2,410	$13
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	63,720	337
Cie Financiere Richemont SA (Expiration Date: 11-23-22; Strike Price: CHF 67.00) (A)	119,346	23,639
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	38
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	20,359	5,283
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	4,236	1,414
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	701	2,355
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	350	1,166
TOTAL WARRANTS (Cost $11,112)		$34,245
SHORT-TERM INVESTMENTS – 4.5%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note
0.075%, 12/08/2020 *	$13,000,000	12,999,848
0.075%, 01/20/2021 *	50,000,000	49,994,445
0.080%, 12/10/2020 *	50,000,000	49,999,250
0.090%, 01/06/2021 *	20,000,000	19,998,400
Tennessee Valley Authority Discount Note 0.055%, 12/09/2020 *	20,000,000	19,999,733
		152,991,676
Short-term funds – 1.9%
John Hancock Collateral Trust, 0.1952% (F)(G)	14,991,937	150,027,307
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $44,477,000 on 12-1-20, collateralized by $41,115,200 U.S. Treasury Notes, 1.125% - 1.750% due 1-31-22 to 2-28-22 (valued at $41,938,229)	$44,477,000	44,477,000
TOTAL SHORT-TERM INVESTMENTS (Cost $347,379,458)		$347,495,983
Total Investments (Strategic Equity Allocation Fund) (Cost $6,567,912,805) – 101.3%		$7,893,245,951
Other assets and liabilities, net – (1.3%)		(97,553,722)
TOTAL NET ASSETS – 100.0%		$7,795,692,229
Currency Abbreviations
CHF	Swiss Franc
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.

106

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $169,146,655. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $28,930,078 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Strategic Equity Allocation Fund (continued)
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	87	Long	Dec 2020	$6,687,422	$6,712,485	$25,063
Mini MSCI EAFE Index Futures	673	Long	Dec 2020	69,491,133	68,410,450	(1,080,683)
Mini MSCI Emerging Markets Index Futures	475	Long	Dec 2020	28,987,102	28,554,625	(432,477)
Russell 2000 E-Mini Index Futures	104	Long	Dec 2020	9,121,336	9,464,520	343,184
S&P 500 Index E-Mini Futures	609	Long	Dec 2020	103,942,858	110,251,838	6,308,980
S&P Mid 400 Index E-Mini Futures	88	Long	Dec 2020	18,740,267	19,081,920	341,653
S&P/TSX 60 Index Futures	43	Long	Dec 2020	6,840,584	6,767,691	(72,893)
						$5,432,827
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 92.6%
Communication services – 15.6%
Arches Buyer, Inc.
4.250%, 06/01/2028 (A)	$155,000	$155,388
6.125%, 12/01/2028 (A)	430,000	441,288
Block Communications, Inc. 4.875%, 03/01/2028 (A)	125,000	129,688
Cablevision Lightpath LLC
3.875%, 09/15/2027 (A)	165,000	166,832
5.625%, 09/15/2028 (A)	570,000	597,617
CCO Holdings LLC
4.500%, 08/15/2030 to 05/01/2032 (A)	2,950,000	3,111,101
5.000%, 02/01/2028 (A)	125,000	131,406
5.125%, 05/01/2027 (A)	250,000	263,029
5.750%, 02/15/2026 (A)	1,000,000	1,036,610
Cinemark USA, Inc.
4.875%, 06/01/2023	1,675,000	1,585,471
5.125%, 12/15/2022	600,000	582,375
8.750%, 05/01/2025 (A)	75,000	80,704
Consolidated Communications, Inc. 6.500%, 10/01/2028 (A)	555,000	601,581
CSC Holdings LLC
4.125%, 12/01/2030 (A)	275,000	284,570
4.625%, 12/01/2030 (A)	750,000	767,775
5.375%, 02/01/2028 (A)	375,000	397,969
5.500%, 05/15/2026 (A)	1,125,000	1,170,000
6.500%, 02/01/2029 (A)	350,000	391,234
7.500%, 04/01/2028 (A)	550,000	613,176
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	500,000	387,500
6.625%, 08/15/2027 (A)(B)	1,325,000	759,821
Frontier Communications Corp. 5.875%, 10/15/2027 (A)	170,000	178,713
Gray Television, Inc.
4.750%, 10/15/2030 (A)	575,000	582,906
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Gray Television, Inc. (continued)
5.875%, 07/15/2026 (A)	$900,000	$940,500
7.000%, 05/15/2027 (A)	200,000	220,500
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(C)	275,000	78,375
Intelsat Jackson Holdings SA 5.500%, 08/01/2023 (C)	3,375,000	2,269,688
Intelsat Luxembourg SA 8.125%, 06/01/2023 (C)	650,000	28,275
Lamar Media Corp.
4.000%, 02/15/2030	700,000	728,070
5.750%, 02/01/2026	50,000	51,813
Level 3 Financing, Inc.
3.625%, 01/15/2029 (A)	500,000	500,615
4.250%, 07/01/2028 (A)	425,000	438,813
5.375%, 01/15/2024	425,000	427,975
Live Nation Entertainment, Inc.
5.625%, 03/15/2026 (A)	225,000	227,531
6.500%, 05/15/2027 (A)	1,025,000	1,135,188
Nexstar Broadcasting, Inc.
4.750%, 11/01/2028 (A)	450,000	463,073
5.625%, 07/15/2027 (A)	2,095,000	2,233,794
Nielsen Finance LLC
5.625%, 10/01/2028 (A)	460,000	490,337
5.875%, 10/01/2030 (A)	2,505,000	2,752,369
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	1,225,000	1,212,750
5.000%, 08/15/2027 (A)	25,000	25,593
5.625%, 02/15/2024	375,000	380,625
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)(B)	2,100,000	1,837,500
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	125,938

107

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$140,000	$181,818
8.750%, 03/15/2032	820,000	1,257,368
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,050,000	2,055,125
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(B)	400,000	411,500
T-Mobile USA, Inc.
4.750%, 02/01/2028	325,000	348,988
5.375%, 04/15/2027	875,000	936,250
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	475,000	497,088
Windstream Escrow LLC 7.750%, 08/15/2028 (A)	535,000	539,125
		37,213,338
Consumer discretionary – 11.2%
Asbury Automotive Group, Inc.
4.500%, 03/01/2028	374,000	386,623
4.750%, 03/01/2030	361,000	379,953
Carnival Corp.
7.625%, 03/01/2026 (A)	410,000	434,977
9.875%, 08/01/2027 (A)	500,000	586,250
Carnival Corp. 11.500%, 04/01/2023 (A)	975,000	1,110,281
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	1,750,000	1,851,815
CCM Merger, Inc. 6.375%, 05/01/2026 (A)	975,000	1,018,973
Clarios Global LP
6.250%, 05/15/2026 (A)	100,000	106,250
6.750%, 05/15/2025 (A)	75,000	80,672
Connect Finco SARL 6.750%, 10/01/2026 (A)	450,000	466,335
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,780,538
Ford Motor Company
4.750%, 01/15/2043	1,375,000	1,352,381
9.000%, 04/22/2025	150,000	182,285
9.625%, 04/22/2030	150,000	208,814
Ford Motor Credit Company LLC
4.000%, 11/13/2030	300,000	303,000
4.389%, 01/08/2026	1,450,000	1,508,000
5.113%, 05/03/2029	2,000,000	2,158,000
5.125%, 06/16/2025	300,000	323,910
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (A)	525,000	537,222
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030	125,000	134,765
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (A)	650,000	672,711
Levi Strauss & Company 5.000%, 05/01/2025	175,000	179,813
Lithia Motors, Inc.
4.375%, 01/15/2031 (A)	175,000	185,719
4.625%, 12/15/2027 (A)	200,000	212,500
5.250%, 08/01/2025 (A)	1,025,000	1,060,875
Macy's, Inc. 8.375%, 06/15/2025 (A)	525,000	572,224
Michaels Stores, Inc. 4.750%, 10/01/2027 (A)	170,000	170,000
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. 12.250%, 05/15/2024 (A)	$750,000	$889,463
Nordstrom, Inc. 8.750%, 05/15/2025 (A)	1,050,000	1,170,750
Royal Caribbean Cruises, Ltd. 9.125%, 06/15/2023 (A)	1,250,000	1,353,125
Royal Caribbean Cruises, Ltd. 10.875%, 06/01/2023 (A)	500,000	565,625
Service Corp. International 7.500%, 04/01/2027	450,000	544,500
Sonic Automotive, Inc. 6.125%, 03/15/2027	350,000	365,645
Telesat Canada 6.500%, 10/15/2027 (A)	350,000	360,500
The Goodyear Tire & Rubber Company 5.125%, 11/15/2023	500,000	500,400
The William Carter Company
5.500%, 05/15/2025 (A)	150,000	159,000
5.625%, 03/15/2027 (A)	375,000	395,156
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,311,275
Yum! Brands, Inc. 7.750%, 04/01/2025 (A)(B)	150,000	166,125
		26,746,450
Consumer staples – 1.0%
Albertsons Companies, Inc.
4.625%, 01/15/2027 (A)	150,000	158,121
4.875%, 02/15/2030 (A)	150,000	164,055
Pilgrim's Pride Corp. 5.750%, 03/15/2025 (A)	940,000	965,568
Prestige Brands, Inc. 6.375%, 03/01/2024 (A)	725,000	742,966
Primo Water Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	387,656
		2,418,366
Energy – 18.5%
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	1,875,000	1,687,500
Apache Corp. 4.750%, 04/15/2043	750,000	746,250
Archrock Partners LP
6.250%, 04/01/2028 (A)	200,000	206,216
6.875%, 04/01/2027 (A)	450,000	467,528
Baytex Energy Corp.
5.625%, 06/01/2024 (A)	1,400,000	815,500
8.750%, 04/01/2027 (A)	2,100,000	987,000
Bristow Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,582,400
Buckeye Partners LP 5.850%, 11/15/2043	825,000	767,250
Callon Petroleum Company 6.125%, 10/01/2024	732,000	314,760
Cenovus Energy, Inc. 5.375%, 07/15/2025	80,000	88,221
Cheniere Energy Partners LP
4.500%, 10/01/2029	350,000	364,707
5.250%, 10/01/2025	2,875,000	2,950,469
5.625%, 10/01/2026	400,000	417,500
EnLink Midstream LLC 5.375%, 06/01/2029	1,725,000	1,638,750
EnLink Midstream Partners LP
4.150%, 06/01/2025	25,000	23,188
4.400%, 04/01/2024	300,000	289,110
5.050%, 04/01/2045	1,175,000	862,156
5.450%, 06/01/2047	1,175,000	869,500

108

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EnLink Midstream Partners LP (continued)
5.600%, 04/01/2044	$750,000	$555,000
Enviva Partners LP 6.500%, 01/15/2026 (A)	2,150,000	2,297,092
EQM Midstream Partners LP
6.000%, 07/01/2025 (A)	75,000	79,875
6.500%, 07/01/2027 (A)	150,000	165,375
6.500%, 07/15/2048	325,000	321,750
Harvest Midstream I LP 7.500%, 09/01/2028 (A)	345,000	357,075
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,218,750
5.750%, 10/01/2025 (A)	1,325,000	1,295,188
6.250%, 11/01/2028 (A)	225,000	222,750
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	575,000	583,625
Murphy Oil Corp.
5.750%, 08/15/2025	125,000	117,500
5.875%, 12/01/2027	125,000	113,203
Northriver Midstream Finance LP 5.625%, 02/15/2026 (A)	1,235,000	1,253,525
Occidental Petroleum Corp.
4.625%, 06/15/2045	1,575,000	1,310,731
6.200%, 03/15/2040	500,000	477,500
6.450%, 09/15/2036	3,930,000	3,840,789
6.600%, 03/15/2046	375,000	366,563
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	1,134,000
Pattern Energy Operations LP 4.500%, 08/15/2028 (A)	2,300,000	2,461,000
Range Resources Corp. 9.250%, 02/01/2026 (A)	1,050,000	1,088,850
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,506,000	1,596,360
7.500%, 07/15/2038 (A)	201,000	214,065
Southwestern Energy Company
7.500%, 04/01/2026	250,000	260,425
7.750%, 10/01/2027 (B)	850,000	896,750
8.375%, 09/15/2028	545,000	600,181
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	2,500,000	2,475,000
7.500%, 10/01/2025 (A)	805,000	829,150
USA Compression Partners LP 6.875%, 04/01/2026 to 09/01/2027	1,150,000	1,196,702
Western Midstream Operating LP
5.050%, 02/01/2030	650,000	694,229
5.300%, 03/01/2048	1,100,000	984,500
6.250%, 02/01/2050	50,000	49,750
		44,135,258
Financials – 5.6%
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	1,175,000	1,269,000
DAE Funding LLC 5.750%, 11/15/2023 (A)	675,000	695,250
FirstCash, Inc. 4.625%, 09/01/2028 (A)	420,000	431,550
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/2025 (A)	280,000	298,200
HUB International, Ltd. 7.000%, 05/01/2026 (A)	500,000	521,875
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	200,000	184,750
5.250%, 03/15/2022 to 10/01/2025 (A)	1,750,000	1,692,251
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	$2,425,000	$2,509,924
OneMain Finance Corp.
5.375%, 11/15/2029	625,000	681,250
6.125%, 03/15/2024	400,000	433,380
6.625%, 01/15/2028	400,000	459,000
7.125%, 03/15/2026	600,000	690,654
8.250%, 10/01/2023	225,000	254,813
Starwood Property Trust, Inc. 5.500%, 11/01/2023 (A)	1,755,000	1,772,550
United Shore Financial Services LLC 5.500%, 11/15/2025 (A)	985,000	1,035,698
USI, Inc. 6.875%, 05/01/2025 (A)	475,000	486,875
		13,417,020
Health care – 9.6%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	330,000
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	150,000	149,955
5.250%, 01/30/2030 (A)	250,000	255,578
5.500%, 03/01/2023 to 11/01/2025 (A)	902,000	911,331
5.750%, 08/15/2027 (A)	100,000	107,500
6.125%, 04/15/2025 (A)	1,265,000	1,301,546
6.250%, 02/15/2029 (A)	450,000	477,000
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	442,843
7.250%, 05/30/2029 (A)	50,000	55,248
Centene Corp. 5.375%, 08/15/2026 (A)	100,000	105,625
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,250,000	2,292,188
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (A)	75,000	79,031
5.500%, 04/01/2026 (A)	250,000	262,500
Community Health Systems, Inc.
6.250%, 03/31/2023	950,000	970,188
6.625%, 02/15/2025 (A)	1,500,000	1,526,100
DaVita, Inc.
3.750%, 02/15/2031 (A)	325,000	323,781
4.625%, 06/01/2030 (A)	575,000	604,469
Encompass Health Corp.
4.500%, 02/01/2028	225,000	235,449
4.625%, 04/01/2031	175,000	186,629
4.750%, 02/01/2030	250,000	266,030
5.125%, 03/15/2023	245,000	246,225
5.750%, 09/15/2025	50,000	51,625
Hill-Rom Holdings, Inc.
4.375%, 09/15/2027 (A)	650,000	677,625
5.000%, 02/15/2025 (A)	50,000	51,500
Hologic, Inc.
3.250%, 02/15/2029 (A)	760,000	772,350
4.625%, 02/01/2028 (A)	150,000	159,563
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	735,500
Magellan Health, Inc. 4.900%, 09/22/2024	325,000	341,250
MEDNAX, Inc. 5.250%, 12/01/2023 (A)	150,000	151,497
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (A)(B)	1,215,000	1,190,700
Ortho-Clinical Diagnostics, Inc. 7.250%, 02/01/2028 (A)	150,000	159,752
Select Medical Corp. 6.250%, 08/15/2026 (A)	850,000	907,375

109

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	$675,000	$685,125
Syneos Health, Inc. 3.625%, 01/15/2029 (A)	400,000	403,000
Tenet Healthcare Corp.
4.625%, 06/15/2028 (A)	150,000	154,875
4.875%, 01/01/2026 (A)	400,000	412,000
5.125%, 11/01/2027 (A)	100,000	104,250
6.250%, 02/01/2027 (A)	775,000	811,813
7.000%, 08/01/2025 (B)	350,000	361,452
7.500%, 04/01/2025 (A)	175,000	191,552
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	500,000	433,750
6.750%, 03/01/2028 (B)	1,700,000	1,900,898
Vizient, Inc. 6.250%, 05/15/2027 (A)	1,125,000	1,199,531
		22,986,199
Industrials – 14.7%
Air Canada 7.750%, 04/15/2021 (A)	850,000	854,250
Allison Transmission, Inc. 3.750%, 01/30/2031 (A)	1,110,000	1,118,325
Covanta Holding Corp.
5.000%, 09/01/2030	80,000	85,200
5.875%, 07/01/2025	500,000	520,625
6.000%, 01/01/2027	475,000	505,281
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	3,355,000	3,611,585
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (A)	1,625,000	1,657,500
9.750%, 08/01/2027 (A)	135,000	153,225
IAA, Inc. 5.500%, 06/15/2027 (A)	2,300,000	2,426,500
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,425,000	3,530,975
Meritor, Inc. 4.500%, 12/15/2028 (A)	585,000	593,775
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	2,200,000	2,385,625
Park Aerospace Holdings, Ltd. 5.500%, 02/15/2024 (A)	575,000	613,779
Pike Corp. 5.500%, 09/01/2028 (A)	145,000	151,888
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)	1,195,000	1,180,063
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,825,000	1,861,500
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,525,000	2,603,906
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,792,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	259,375
Sensata Technologies, Inc. 3.750%, 02/15/2031 (A)	230,000	233,450
Signature Aviation US Holdings, Inc.
4.000%, 03/01/2028 (A)	525,000	525,851
5.375%, 05/01/2026 (A)	1,375,000	1,412,813
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,354,688
Tempo Acquisition LLC 5.750%, 06/01/2025 (A)	75,000	79,875
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TriMas Corp. 4.875%, 10/15/2025 (A)	$1,325,000	$1,351,911
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)	950,000	1,023,625
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	1,525,000	1,617,110
Vertical Holdco GmbH 7.625%, 07/15/2028 (A)	250,000	267,813
Vertical US Newco, Inc. 5.250%, 07/15/2027 (A)	1,400,000	1,470,000
		35,242,513
Information technology – 5.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (A)	80,000	81,050
Cardtronics, Inc. 5.500%, 05/01/2025 (A)(B)	2,350,000	2,426,375
CDK Global, Inc. 5.250%, 05/15/2029 (A)	100,000	109,750
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	455,000	466,239
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,070,000	1,152,925
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,209,414
7.125%, 06/15/2024 (A)	2,275,000	2,360,040
Fair Isaac Corp. 5.250%, 05/15/2026 (A)	1,425,000	1,596,000
LogMeIn, Inc. 5.500%, 09/01/2027 (A)	565,000	586,188
NCR Corp.
5.750%, 09/01/2027 (A)	50,000	52,625
6.125%, 09/01/2029 (A)	775,000	840,193
8.125%, 04/15/2025 (A)	150,000	167,063
NortonLifeLock, Inc. 5.000%, 04/15/2025 (A)	125,000	127,504
Qorvo, Inc. 4.375%, 10/15/2029	200,000	215,812
Rackspace Technology Global, Inc. 5.375%, 12/01/2028 (A)	575,000	600,996
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	700,000	748,923
		12,741,097
Materials – 4.5%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	600,000	622,500
5.250%, 04/30/2025 (A)	125,000	132,173
Ball Corp. 4.875%, 03/15/2026	250,000	281,353
Berry Global, Inc.
4.875%, 07/15/2026 (A)	350,000	371,581
5.125%, 07/15/2023	106,000	107,325
5.625%, 07/15/2027 (A)	100,000	106,500
Clearwater Paper Corp.
4.750%, 08/15/2028 (A)	225,000	234,281
5.375%, 02/01/2025 (A)(B)	300,000	319,425
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025 (A)	515,000	600,619
Crown Americas LLC 4.250%, 09/30/2026	775,000	835,063
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	800,000	819,744
7.875%, 07/15/2026 (A)	350,000	368,375
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (A)	275,000	283,599

110

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Kaiser Aluminum Corp. (continued)
6.500%, 05/01/2025 (A)	$175,000	$187,250
Novelis Corp. 5.875%, 09/30/2026 (A)	250,000	262,188
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	358,750
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/2023 (A)	600,000	645,000
Plastipak Holdings, Inc. 6.250%, 10/15/2025 (A)	1,050,000	1,081,500
QVC, Inc. 4.750%, 02/15/2027	600,000	619,086
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	17,000	17,207
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,277,131
Silgan Holdings, Inc.
4.125%, 02/01/2028	650,000	674,375
4.750%, 03/15/2025	100,000	102,188
Valvoline, Inc. 4.250%, 02/15/2030 (A)	325,000	342,063
		10,649,276
Real estate – 3.4%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	282,000
5.000%, 10/15/2022	800,000	786,960
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	293,238
5.000%, 10/15/2027	725,000	767,637
5.250%, 08/01/2026	800,000	836,160
6.375%, 03/01/2024	50,000	51,680
SBA Communications Corp. 4.000%, 10/01/2022	525,000	530,906
Service Properties Trust
3.950%, 01/15/2028	420,000	378,000
4.375%, 02/15/2030	500,000	469,000
4.750%, 10/01/2026	225,000	211,455
4.950%, 02/15/2027	925,000	882,219
5.250%, 02/15/2026	375,000	360,469
7.500%, 09/15/2025	85,000	94,713
The GEO Group, Inc.
5.125%, 04/01/2023	135,000	116,438
5.875%, 01/15/2022	1,090,000	1,062,750
5.875%, 10/15/2024 (B)	275,000	216,941
6.000%, 04/15/2026 (B)	975,000	721,500
		8,062,066
Utilities – 3.2%
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	869,083
4.500%, 09/15/2027 (A)	725,000	793,875
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,196,881	2,328,694
PG&E Corp.
5.000%, 07/01/2028	150,000	160,125
5.250%, 07/01/2030	150,000	163,500
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	1,250,000	1,290,625
4.750%, 01/15/2030 (A)	400,000	434,000
5.000%, 01/31/2028 (A)	1,525,000	1,704,188
		7,744,090
TOTAL CORPORATE BONDS (Cost $210,807,988)		$221,355,673
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) – 4.1%
Communication services – 1.4%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.000%) 4.150%, 08/27/2026	$2,358,175	$2,351,431
Arches Buyer, Inc., 2020 Term Loan 11/24/2027 TBD (E)	620,000	617,675
Montreign Operating Company LLC, Bridge Term Loan (1 month LIBOR + 2.750%) 2.896%, 03/22/2021	420,089	405,734
		3,374,840
Consumer discretionary – 0.1%
Carnival Corp., USD Term Loan B (1 month LIBOR + 7.500%) 8.500%, 06/30/2025	319,200	329,574
Energy – 0.2%
EPIC Crude Services LP, Term Loan B (3 month LIBOR + 5.000%) 5.233%, 03/02/2026	598,500	416,706
Financials – 1.4%
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.714%, 07/24/2026	668,250	651,711
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	446,625	446,759
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%) 3.900%, 11/09/2026	471,438	465,545
Russell Investments US Institutional Holdco, Inc., Term Loan 05/30/2025 TBD (E)	225,000	222,750
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.220%, 12/02/2026	148,875	148,168
VFH Parent LLC, 2019 Term Loan B (1 month LIBOR + 3.000%) 3.141%, 03/01/2026	232,189	230,696
Victory Capital Holdings, Inc., 2020 Term Loan B1 (3 month LIBOR + 2.500%) 2.734%, 07/01/2026	1,199,091	1,184,102
		3,349,731
Health care – 0.3%
Mallinckrodt International Finance SA, Term Loan B 09/24/2024 TBD (C)(E)	645,000	602,449
Industrials – 0.7%
Alliance Laundry Systems LLC, Term Loan B 10/08/2027 TBD (E)	220,000	220,275
The Dun & Bradstreet Corp., Term Loan 02/06/2026 TBD (E)	550,000	547,938
Uber Technologies, Inc., 2018 Term Loan 04/04/2025 TBD (E)	325,000	324,230
Vertical US Newco, Inc., USD Term Loan B 07/30/2027 TBD (E)	580,000	578,150
		1,670,593

111

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Materials – 0.0%
Clearwater Paper Corp., Term Loan B (2 and 3 month LIBOR + 3.000%) 3.242%, 07/26/2026	$79,625	$79,028
TOTAL TERM LOANS (Cost $10,007,087)		$9,822,921
COMMON STOCKS – 0.9%
Energy – 0.9%
Denbury, Inc. (B)(F)	80,130	1,799,720
Whiting Petroleum Corp. (F)	20,044	453,796
TOTAL COMMON STOCKS (Cost $4,104,327)		$2,253,516
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (F)(G)	215,025	231,797
TOTAL RIGHTS (Cost $1,079,996)		$231,797
WARRANTS – 0.0%
Denbury, Inc. (Expiration Date: 9-18-25; Strike Price: $32.59) (F)	6,193	32,513
TOTAL WARRANTS (Cost $403)		$32,513
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (F)(H)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SHORT-TERM INVESTMENTS – 7.7%
Short-term funds – 7.7%
John Hancock Collateral Trust, 0.1952% (I)(J)	1,251,526	12,524,267
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (I)	5,890,852	5,890,852
TOTAL SHORT-TERM INVESTMENTS (Cost $18,409,820)		$18,415,119
Total Investments (U.S. High Yield Bond Fund) (Cost $244,416,098) – 105.4%		$252,131,339
Other assets and liabilities, net – (5.4%)		(12,942,981)
TOTAL NET ASSETS – 100.0%		$239,188,358
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $155,972,794 or 65.2% of the fund's net assets as of 11-30-20.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $12,260,438.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Non-income producing security.
(G)	Strike price and/or expiration date not available.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	The rate shown is the annualized seven-day yield as of 11-30-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 10.9%
Diversified telecommunication services – 1.6%
AT&T, Inc.	301,676	$8,673,185
CenturyLink, Inc.	41,822	437,040
Verizon Communications, Inc.	175,207	10,584,255
		19,694,480
Entertainment – 2.0%
Activision Blizzard, Inc.	30,551	2,428,193
Electronic Arts, Inc. (A)	11,431	1,460,310
Live Nation Entertainment, Inc. (A)	5,625	369,281
Netflix, Inc. (A)	17,455	8,565,169
Take-Two Interactive Software, Inc. (A)	4,525	816,808
The Walt Disney Company	71,524	10,586,267
		24,226,028
Interactive media and services – 5.7%
Alphabet, Inc., Class A (A)	12,042	21,126,485
Alphabet, Inc., Class C (A)	11,767	20,718,628
Facebook, Inc., Class A (A)	96,359	26,688,552
Twitter, Inc. (A)	31,700	1,474,367
		70,008,032
Media – 1.3%
Charter Communications, Inc., Class A (A)	5,944	3,875,429
Comcast Corp., Class A	181,164	9,101,679
Discovery, Inc., Series A (A)	6,364	171,255
Discovery, Inc., Series C (A)	12,305	295,566
DISH Network Corp., Class A (A)	9,804	351,669
Fox Corp., Class A	13,658	393,897
Fox Corp., Class B	6,225	176,666
News Corp., Class A	15,462	272,904
News Corp., Class B	4,836	86,129
Omnicom Group, Inc.	8,539	537,957
The Interpublic Group of Companies, Inc.	15,496	345,251
ViacomCBS, Inc., Class B	22,405	790,448
		16,398,850
Wireless telecommunication services – 0.3%
T-Mobile US, Inc. (A)	24,632	3,274,578
		133,601,968
Consumer discretionary – 12.1%
Auto components – 0.3%
Aptiv PLC	21,049	2,498,516
BorgWarner, Inc.	19,055	740,287
		3,238,803
Automobiles – 0.6%
Ford Motor Company	304,597	2,765,741
General Motors Company	98,169	4,303,729
		7,069,470
Distributors – 0.1%
Genuine Parts Company	6,142	604,189
LKQ Corp. (A)	11,919	419,787
Pool Corp.	1,706	590,464
		1,614,440
Hotels, restaurants and leisure – 1.9%
Carnival Corp.	23,828	476,083
Chipotle Mexican Grill, Inc. (A)	1,287	1,659,496
Darden Restaurants, Inc.	5,985	646,260
Domino's Pizza, Inc.	1,810	710,552
Hilton Worldwide Holdings, Inc.	12,759	1,322,215
Las Vegas Sands Corp.	15,111	841,834
Marriott International, Inc., Class A	12,236	1,552,381
McDonald's Corp.	34,236	7,444,276

112

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	18,838	$532,174
Norwegian Cruise Line Holdings, Ltd. (A)	12,681	290,014
Royal Caribbean Cruises, Ltd.	8,198	646,084
Starbucks Corp.	53,786	5,272,104
Wynn Resorts, Ltd.	4,466	448,833
Yum! Brands, Inc.	13,867	1,467,129
		23,309,435
Household durables – 0.5%
D.R. Horton, Inc.	16,748	1,247,726
Garmin, Ltd.	7,548	881,304
Hamilton Beach Brands Holding Company, Class B	294	5,521
Leggett & Platt, Inc.	6,699	288,727
Lennar Corp., A Shares	13,896	1,054,151
Mohawk Industries, Inc. (A)	3,026	380,762
Newell Brands, Inc.	19,108	406,236
NVR, Inc. (A)	176	703,504
PulteGroup, Inc.	13,570	592,059
Whirlpool Corp.	3,152	613,411
		6,173,401
Internet and direct marketing retail – 4.9%
Amazon.com, Inc. (A)	17,048	54,008,746
Booking Holdings, Inc. (A)	1,640	3,326,658
eBay, Inc.	26,624	1,342,648
Etsy, Inc. (A)	4,778	767,825
Expedia Group, Inc.	5,434	676,479
		60,122,356
Leisure products – 0.0%
Hasbro, Inc.	6,448	599,857
Multiline retail – 0.6%
Dollar General Corp.	9,945	2,173,778
Dollar Tree, Inc. (A)	9,477	1,035,267
Target Corp.	19,993	3,589,343
		6,798,388
Specialty retail – 2.3%
Advance Auto Parts, Inc.	2,743	405,141
AutoZone, Inc. (A)	927	1,054,602
Best Buy Company, Inc.	9,139	994,323
CarMax, Inc. (A)	6,470	604,816
L Brands, Inc.	9,261	359,419
Lowe's Companies, Inc.	29,983	4,671,951
O'Reilly Automotive, Inc. (A)	2,938	1,299,889
Ross Stores, Inc.	14,121	1,518,290
The Gap, Inc.	8,152	170,866
The Home Depot, Inc.	42,707	11,847,349
The TJX Companies, Inc.	47,571	3,021,234
Tiffany & Company	4,285	563,392
Tractor Supply Company	4,611	649,275
Ulta Beauty, Inc. (A)	2,235	615,519
		27,776,066
Textiles, apparel and luxury goods – 0.9%
Hanesbrands, Inc.	17,617	250,161
NIKE, Inc., Class B	62,992	8,485,022
PVH Corp.	3,589	285,290
Ralph Lauren Corp.	2,437	208,973
Tapestry, Inc.	13,978	395,857
Under Armour, Inc., Class A (A)	9,540	158,078
Under Armour, Inc., Class C (A)	9,840	143,172
VF Corp.	16,168	1,348,411
		11,274,964
		147,977,180
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 7.0%
Beverages – 1.6%
Brown-Forman Corp., Class B	7,239	$583,898
Constellation Brands, Inc., Class A	6,664	1,371,718
Molson Coors Beverage Company, Class B	7,458	343,068
Monster Beverage Corp. (A)	14,642	1,241,349
PepsiCo, Inc.	54,917	7,920,679
The Coca-Cola Company	153,329	7,911,776
		19,372,488
Food and staples retailing – 2.2%
Costco Wholesale Corp.	24,966	9,780,930
Sysco Corp.	28,756	2,050,015
The Kroger Company	43,988	1,451,604
Walgreens Boots Alliance, Inc.	40,669	1,545,829
Walmart, Inc.	78,516	11,996,460
		26,824,838
Food products – 1.0%
Archer-Daniels-Midland Company	22,038	1,096,831
Campbell Soup Company	8,030	401,661
Conagra Brands, Inc.	19,374	708,313
General Mills, Inc.	24,230	1,473,669
Hormel Foods Corp.	11,129	525,066
Kellogg Company	10,065	643,254
Lamb Weston Holdings, Inc.	5,763	417,126
McCormick & Company, Inc.	4,916	919,194
Mondelez International, Inc., Class A	56,651	3,254,600
The Hershey Company	5,847	864,713
The J.M. Smucker Company	4,524	530,213
The Kraft Heinz Company	25,699	846,525
Tyson Foods, Inc., Class A	11,671	760,949
		12,442,114
Household products – 1.5%
Church & Dwight Company, Inc.	8,619	756,490
Colgate-Palmolive Company	29,882	2,559,094
Kimberly-Clark Corp.	11,886	1,655,839
The Clorox Company	4,399	892,821
The Procter & Gamble Company	86,769	12,049,611
		17,913,855
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	7,862	1,928,706
Tobacco – 0.6%
Altria Group, Inc.	73,708	2,935,790
Philip Morris International, Inc.	61,765	4,678,699
		7,614,489
		86,096,490
Energy – 2.1%
Energy equipment and services – 0.2%
Baker Hughes Company	24,785	463,975
Halliburton Company	33,174	550,357
National Oilwell Varco, Inc.	14,662	179,756
Schlumberger NV	52,419	1,089,791
TechnipFMC PLC	15,950	132,545
		2,416,424
Oil, gas and consumable fuels – 1.9%
Apache Corp.	14,254	183,734
Cabot Oil & Gas Corp.	15,051	263,694
Chevron Corp.	72,696	6,337,637
Concho Resources, Inc.	7,428	426,961
ConocoPhillips	40,503	1,602,299
Devon Energy Corp.	14,455	202,225
Diamondback Energy, Inc.	5,960	238,162

113

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	21,987	$1,030,751
Exxon Mobil Corp.	159,671	6,088,255
Hess Corp.	10,323	487,039
HollyFrontier Corp.	5,629	131,662
Kinder Morgan, Inc.	73,511	1,057,088
Marathon Oil Corp.	29,811	176,481
Marathon Petroleum Corp.	24,572	955,359
Occidental Petroleum Corp.	31,612	498,205
ONEOK, Inc.	16,774	601,683
Phillips 66	16,491	999,025
Pioneer Natural Resources Company	6,204	623,998
The Williams Companies, Inc.	45,828	961,471
Valero Energy Corp.	15,398	827,950
		23,693,679
		26,110,103
Financials – 11.3%
Banks – 3.6%
Bank of America Corp.	297,839	8,387,146
Citigroup, Inc.	81,325	4,478,568
Citizens Financial Group, Inc.	16,673	544,540
Comerica, Inc.	5,431	267,205
Fifth Third Bancorp	27,823	705,035
First Republic Bank	6,724	871,161
Huntington Bancshares, Inc.	39,741	480,071
JPMorgan Chase & Co.	119,051	14,033,732
KeyCorp	38,126	589,428
M&T Bank Corp.	5,011	583,731
People's United Financial, Inc.	16,593	205,753
Regions Financial Corp.	37,508	572,747
SVB Financial Group (A)	2,022	697,307
The PNC Financial Services Group, Inc.	16,583	2,289,615
Truist Financial Corp.	52,643	2,443,688
U.S. Bancorp	53,549	2,313,852
Wells Fargo & Company	160,945	4,401,846
Zions Bancorp NA	6,405	247,169
		44,112,594
Capital markets – 3.4%
Ameriprise Financial, Inc.	6,055	1,121,628
BlackRock, Inc.	7,139	4,985,521
Cboe Global Markets, Inc.	5,475	499,977
CME Group, Inc.	18,055	3,160,167
Franklin Resources, Inc.	13,467	296,139
Intercontinental Exchange, Inc.	28,256	2,981,291
Invesco, Ltd.	18,955	307,640
MarketAxess Holdings, Inc.	1,912	1,030,912
Moody's Corp.	8,127	2,294,577
Morgan Stanley	71,885	4,444,650
MSCI, Inc.	4,211	1,724,068
Nasdaq, Inc.	5,789	740,934
Northern Trust Corp.	10,477	975,618
Raymond James Financial, Inc.	6,146	558,979
S&P Global, Inc.	12,133	4,268,147
State Street Corp.	17,741	1,250,386
T. Rowe Price Group, Inc.	11,428	1,638,889
The Bank of New York Mellon Corp.	41,031	1,605,133
The Charles Schwab Corp.	74,568	3,637,427
The Goldman Sachs Group, Inc.	17,322	3,994,107
		41,516,190
Consumer finance – 0.6%
American Express Company	32,834	3,893,784
Capital One Financial Corp.	22,989	1,968,778
Discover Financial Services	15,427	1,175,075
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	27,332	$832,806
		7,870,443
Diversified financial services – 1.9%
Berkshire Hathaway, Inc., Class B (A)	99,795	22,844,073
NewStar Financial, Inc. (A)(B)	2,317	235
		22,844,308
Insurance – 1.8%
Aflac, Inc.	26,129	1,147,847
American International Group, Inc.	33,948	1,304,961
Aon PLC, Class A	9,129	1,870,441
Arthur J. Gallagher & Company	7,547	870,999
Assurant, Inc.	2,351	303,561
Chubb, Ltd.	17,788	2,629,600
Cincinnati Financial Corp.	5,895	450,083
Everest Re Group, Ltd.	1,575	358,045
Globe Life, Inc.	3,862	359,552
Lincoln National Corp.	7,159	338,048
Loews Corp.	9,394	393,703
Marsh & McLennan Companies, Inc.	19,962	2,288,444
MetLife, Inc.	30,405	1,403,799
Principal Financial Group, Inc.	10,062	500,987
Prudential Financial, Inc.	15,567	1,177,177
The Allstate Corp.	12,308	1,259,724
The Hartford Financial Services Group, Inc.	14,116	623,927
The Progressive Corp.	23,070	2,009,628
The Travelers Companies, Inc.	9,978	1,293,648
Unum Group	8,022	178,329
W.R. Berkley Corp.	5,542	360,950
Willis Towers Watson PLC	5,078	1,057,189
		22,180,642
		138,524,177
Health care – 10.6%
Biotechnology – 0.7%
AbbVie, Inc.	26,994	2,823,033
Alexion Pharmaceuticals, Inc. (A)	3,352	409,313
Amgen, Inc.	8,959	1,989,256
Biogen, Inc. (A)	2,422	581,692
Gilead Sciences, Inc.	19,177	1,163,469
Incyte Corp. (A)	2,843	240,347
Regeneron Pharmaceuticals, Inc. (A)	1,599	825,132
Vertex Pharmaceuticals, Inc. (A)	3,984	907,356
		8,939,598
Health care equipment and supplies – 3.7%
Abbott Laboratories	71,061	7,690,221
ABIOMED, Inc. (A)	1,808	495,573
Align Technology, Inc. (A)	2,878	1,385,153
Baxter International, Inc.	20,318	1,545,590
Becton, Dickinson and Company	11,634	2,732,129
Boston Scientific Corp. (A)	57,420	1,903,473
Danaher Corp.	25,340	5,692,124
Dentsply Sirona, Inc.	8,769	446,254
DexCom, Inc. (A)	3,843	1,228,530
Edwards Lifesciences Corp. (A)	24,954	2,093,391
Hologic, Inc. (A)	10,394	718,537
IDEXX Laboratories, Inc. (A)	3,414	1,573,786
Intuitive Surgical, Inc. (A)	4,697	3,410,257
Medtronic PLC	53,950	6,134,115
ResMed, Inc.	5,816	1,219,034
STERIS PLC	3,414	661,667
Stryker Corp.	13,115	3,061,041
Teleflex, Inc.	1,867	714,594
The Cooper Companies, Inc.	1,972	661,054

114

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Varian Medical Systems, Inc. (A)	3,657	$636,245
West Pharmaceutical Services, Inc.	2,964	815,574
Zimmer Biomet Holdings, Inc.	8,310	1,239,187
		46,057,529
Health care providers and services – 2.7%
AmerisourceBergen Corp.	5,899	608,246
Anthem, Inc.	10,094	3,144,483
Cardinal Health, Inc.	11,737	640,723
Centene Corp. (A)	23,257	1,433,794
Cigna Corp.	14,738	3,082,305
CVS Health Corp.	52,525	3,560,670
DaVita, Inc. (A)	3,020	331,747
HCA Healthcare, Inc.	10,582	1,588,464
Henry Schein, Inc. (A)	5,730	368,496
Humana, Inc.	5,310	2,126,761
Laboratory Corp. of America Holdings (A)	3,909	781,175
McKesson Corp.	6,510	1,171,214
Quest Diagnostics, Inc.	5,390	668,252
UnitedHealth Group, Inc.	38,142	12,828,680
Universal Health Services, Inc., Class B	3,118	407,148
		32,742,158
Health care technology – 0.1%
Cerner Corp.	12,257	917,314
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	11,221	1,311,735
Bio-Rad Laboratories, Inc., Class A (A)	778	418,953
Illumina, Inc. (A)	5,314	1,711,586
IQVIA Holdings, Inc. (A)	6,961	1,176,339
Mettler-Toledo International, Inc. (A)	872	1,002,835
PerkinElmer, Inc.	4,069	541,177
Thermo Fisher Scientific, Inc.	14,397	6,694,317
Waters Corp. (A)	2,254	522,951
		13,379,893
Pharmaceuticals – 2.3%
Bristol-Myers Squibb Company	54,369	3,392,626
Catalent, Inc. (A)	3,959	380,618
Eli Lilly & Company	19,150	2,789,198
Johnson & Johnson	63,508	9,188,337
Merck & Company, Inc.	61,010	4,904,594
Perrigo Company PLC	3,292	158,740
Pfizer, Inc.	134,041	5,135,111
Viatris, Inc. (A)	40,274	677,409
Zoetis, Inc.	11,461	1,838,115
		28,464,748
		130,501,240
Industrials – 10.9%
Aerospace and defense – 1.6%
General Dynamics Corp.	9,053	1,352,066
Howmet Aerospace, Inc.	15,289	358,680
Huntington Ingalls Industries, Inc.	1,577	252,620
L3Harris Technologies, Inc.	8,421	1,616,748
Lockheed Martin Corp.	9,582	3,497,430
Northrop Grumman Corp.	6,039	1,825,348
Raytheon Technologies Corp.	59,504	4,267,627
Teledyne Technologies, Inc. (A)	1,436	542,722
Textron, Inc.	8,882	400,578
The Boeing Company	20,667	4,354,744
TransDigm Group, Inc.	2,111	1,222,670
		19,691,233
Air freight and logistics – 1.1%
CH Robinson Worldwide, Inc.	7,942	746,310
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	9,876	$882,618
FedEx Corp.	14,199	4,069,149
United Parcel Service, Inc., Class B	41,653	7,125,579
		12,823,656
Airlines – 0.4%
Alaska Air Group, Inc.	7,283	371,215
American Airlines Group, Inc. (C)	32,226	455,353
Delta Air Lines, Inc.	37,575	1,512,394
Southwest Airlines Company	34,748	1,610,222
United Airlines Holdings, Inc. (A)	17,141	772,202
		4,721,386
Building products – 0.9%
A. O. Smith Corp.	10,540	593,507
Allegion PLC	7,181	818,921
Carrier Global Corp.	63,389	2,413,219
Fortune Brands Home & Security, Inc.	10,756	898,126
Johnson Controls International PLC	57,928	2,667,005
Masco Corp.	20,361	1,092,775
Trane Technologies PLC	18,635	2,725,182
		11,208,735
Commercial services and supplies – 0.5%
Cintas Corp.	4,144	1,472,363
Copart, Inc. (A)	9,848	1,136,952
Republic Services, Inc.	10,019	969,038
Rollins, Inc.	7,030	401,975
Waste Management, Inc.	18,525	2,206,883
		6,187,211
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	6,013	648,442
Quanta Services, Inc.	6,374	435,599
		1,084,041
Electrical equipment – 0.7%
AMETEK, Inc.	12,391	1,468,705
Eaton Corp. PLC	21,590	2,614,765
Emerson Electric Company	32,247	2,477,215
Rockwell Automation, Inc.	6,258	1,599,294
		8,159,979
Industrial conglomerates – 1.1%
3M Company	21,416	3,699,186
General Electric Company	325,436	3,312,938
Honeywell International, Inc.	26,091	5,320,477
Roper Technologies, Inc.	3,893	1,662,311
		13,994,912
Machinery – 2.4%
Caterpillar, Inc.	31,368	5,445,171
Cummins, Inc.	8,554	1,977,428
Deere & Company	18,153	4,749,188
Dover Corp.	8,340	1,017,730
Flowserve Corp.	7,540	256,963
Fortive Corp.	19,525	1,369,288
IDEX Corp.	4,374	844,838
Illinois Tool Works, Inc.	16,666	3,518,026
Ingersoll Rand, Inc. (A)	21,501	951,849
Otis Worldwide Corp.	23,581	1,578,512
PACCAR, Inc.	20,051	1,745,640
Parker-Hannifin Corp.	7,447	1,990,285
Pentair PLC	9,610	497,990
Snap-on, Inc.	3,155	554,807
Stanley Black & Decker, Inc.	9,250	1,704,868
Wabtec Corp.	10,362	759,535

115

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	10,424	$1,000,391
		29,962,509
Professional services – 0.4%
Equifax, Inc.	5,789	966,184
IHS Markit, Ltd.	17,779	1,768,299
Nielsen Holdings PLC	17,003	274,939
Robert Half International, Inc.	5,464	350,680
Verisk Analytics, Inc.	7,740	1,534,919
		4,895,021
Road and rail – 1.5%
CSX Corp.	45,068	4,058,373
JB Hunt Transport Services, Inc.	4,910	664,225
Kansas City Southern	5,558	1,034,733
Norfolk Southern Corp.	15,028	3,561,937
Old Dominion Freight Line, Inc.	5,668	1,152,644
Union Pacific Corp.	39,989	8,160,955
		18,632,867
Trading companies and distributors – 0.2%
Fastenal Company	18,912	935,198
United Rentals, Inc. (A)	2,376	539,304
W.W. Grainger, Inc.	1,484	620,757
		2,095,259
		133,456,809
Information technology – 26.5%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	2,174	588,502
Cisco Systems, Inc.	168,153	7,233,942
F5 Networks, Inc. (A)	2,430	395,628
Juniper Networks, Inc.	13,177	286,863
Motorola Solutions, Inc.	6,744	1,156,798
		9,661,733
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	11,852	1,550,360
CDW Corp.	5,667	739,487
Corning, Inc.	30,225	1,131,020
FLIR Systems, Inc.	5,208	199,154
IPG Photonics Corp. (A)	1,417	293,333
Keysight Technologies, Inc. (A)	7,433	892,257
TE Connectivity, Ltd.	13,109	1,494,033
Vontier Corp. (A)	5,356	177,659
Zebra Technologies Corp., Class A (A)	2,119	801,872
		7,279,175
IT services – 5.4%
Accenture PLC, Class A	25,555	6,365,495
Akamai Technologies, Inc. (A)	6,535	676,438
Automatic Data Processing, Inc.	17,271	3,003,081
Broadridge Financial Solutions, Inc.	4,626	679,467
Cognizant Technology Solutions Corp., Class A	21,781	1,701,750
DXC Technology Company	10,210	223,701
Fidelity National Information Services, Inc.	24,888	3,693,628
Fiserv, Inc. (A)	22,326	2,571,509
FleetCor Technologies, Inc. (A)	3,376	895,349
Gartner, Inc. (A)	3,584	544,768
Global Payments, Inc.	12,020	2,346,184
IBM Corp.	35,773	4,418,681
Jack Henry & Associates, Inc.	3,079	495,288
Leidos Holdings, Inc.	5,369	540,658
Mastercard, Inc., Class A	35,483	11,940,384
Paychex, Inc.	12,869	1,198,747
PayPal Holdings, Inc. (A)	47,129	10,091,261
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
The Western Union Company	16,509	$372,443
VeriSign, Inc. (A)	4,060	814,923
Visa, Inc., Class A	67,724	14,245,743
		66,819,498
Semiconductors and semiconductor equipment – 5.3%
Advanced Micro Devices, Inc. (A)	48,286	4,474,181
Analog Devices, Inc.	15,199	2,113,877
Applied Materials, Inc.	37,561	3,098,031
Broadcom, Inc.	16,541	6,642,535
Intel Corp.	174,916	8,457,189
KLA Corp.	6,394	1,611,096
Lam Research Corp.	5,989	2,710,981
Maxim Integrated Products, Inc.	10,980	911,779
Microchip Technology, Inc.	10,383	1,395,371
Micron Technology, Inc. (A)	45,693	2,928,464
NVIDIA Corp.	25,376	13,603,059
Qorvo, Inc. (A)	4,698	736,083
QUALCOMM, Inc.	46,403	6,829,130
Skyworks Solutions, Inc.	6,870	969,838
Teradyne, Inc.	6,829	753,512
Texas Instruments, Inc.	37,671	6,074,449
Xilinx, Inc.	10,048	1,462,486
		64,772,061
Software – 7.9%
Adobe, Inc. (A)	17,849	8,540,211
ANSYS, Inc. (A)	3,192	1,079,088
Autodesk, Inc. (A)	8,159	2,286,397
Cadence Design Systems, Inc. (A)	10,374	1,206,496
Citrix Systems, Inc.	4,597	569,660
Fortinet, Inc. (A)	4,998	615,904
Intuit, Inc.	9,742	3,429,379
Microsoft Corp.	281,595	60,281,035
NortonLifeLock, Inc.	21,991	400,896
Oracle Corp.	71,938	4,152,261
Paycom Software, Inc. (A)	1,822	759,920
salesforce.com, Inc. (A)	33,861	8,323,034
ServiceNow, Inc. (A)	7,137	3,815,083
Synopsys, Inc. (A)	5,647	1,284,693
Tyler Technologies, Inc. (A)	1,497	640,117
		97,384,174
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	638,558	76,020,330
Hewlett Packard Enterprise Company	51,096	564,100
HP, Inc.	54,555	1,196,391
NetApp, Inc.	8,818	470,088
Seagate Technology PLC	8,865	521,351
Western Digital Corp.	12,016	539,278
Xerox Holdings Corp.	7,107	155,572
		79,467,110
		325,383,751
Materials – 2.7%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	8,875	2,486,243
Albemarle Corp.	4,273	581,000
Celanese Corp.	4,752	614,576
CF Industries Holdings, Inc.	8,593	320,519
Corteva, Inc.	30,075	1,152,474
Dow, Inc.	29,775	1,578,373
DuPont de Nemours, Inc.	29,483	1,870,402
Eastman Chemical Company	5,438	529,661
Ecolab, Inc.	9,975	2,215,946
FMC Corp.	5,205	603,832

116

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc. (C)	4,296	$481,582
Linde PLC	21,107	5,412,257
LyondellBasell Industries NV, Class A	10,328	878,913
PPG Industries, Inc.	9,481	1,391,526
The Mosaic Company	13,859	304,344
The Sherwin-Williams Company	3,292	2,461,198
		22,882,846
Construction materials – 0.1%
Martin Marietta Materials, Inc.	2,502	664,606
Vulcan Materials Company	5,321	743,078
		1,407,684
Containers and packaging – 0.4%
Amcor PLC	63,017	713,983
Avery Dennison Corp.	3,353	500,737
Ball Corp.	13,120	1,259,651
International Paper Company	15,793	781,438
Packaging Corp. of America	3,810	495,300
Sealed Air Corp.	6,254	281,805
Westrock Company	10,431	440,293
		4,473,207
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	58,345	1,364,690
Newmont Corp.	32,264	1,897,768
Nucor Corp.	12,129	651,327
		3,913,785
		32,677,522
Real estate – 2.2%
Equity real estate investment trusts – 2.2%
Alexandria Real Estate Equities, Inc.	4,250	695,853
American Tower Corp.	16,074	3,716,309
Apartment Investment & Management Company, A Shares	5,920	179,672
AvalonBay Communities, Inc.	5,100	849,609
Boston Properties, Inc.	5,132	503,757
Crown Castle International Corp.	15,208	2,548,405
Digital Realty Trust, Inc.	9,748	1,313,543
Duke Realty Corp.	13,428	511,070
Equinix, Inc.	3,209	2,239,208
Equity Residential	12,409	718,729
Essex Property Trust, Inc.	2,363	581,014
Extra Space Storage, Inc.	4,677	527,238
Federal Realty Investment Trust	2,494	217,527
Healthpeak Properties, Inc.	19,507	562,972
Host Hotels & Resorts, Inc.	25,556	358,551
Iron Mountain, Inc.	10,441	287,128
Kimco Realty Corp.	15,673	226,318
Mid-America Apartment Communities, Inc.	4,144	522,807
Prologis, Inc.	26,771	2,678,439
Public Storage	5,511	1,236,999
Realty Income Corp.	12,504	749,865
Regency Centers Corp.	5,717	260,581
SBA Communications Corp.	4,056	1,164,802
Simon Property Group, Inc.	11,085	915,288
SL Green Realty Corp.	2,654	153,667
UDR, Inc.	10,693	411,360
Ventas, Inc.	13,520	647,743
Vornado Realty Trust	5,680	221,009
Welltower, Inc.	15,122	952,384
Weyerhaeuser Company	27,043	785,329
		26,737,176
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.0%
CBRE Group, Inc., Class A (A)	12,150	$742,851
		27,480,027
Utilities – 1.2%
Electric utilities – 0.8%
Alliant Energy Corp.	4,142	217,869
American Electric Power Company, Inc.	8,231	698,730
Duke Energy Corp.	12,201	1,130,545
Edison International	6,275	385,034
Entergy Corp.	3,321	361,491
Evergy, Inc.	3,763	208,508
Eversource Energy	5,685	497,494
Exelon Corp.	16,167	663,979
FirstEnergy Corp.	8,993	238,854
NextEra Energy, Inc.	32,493	2,391,160
NRG Energy, Inc.	4,050	132,638
Pinnacle West Capital Corp.	1,867	152,814
PPL Corp.	12,754	362,469
The Southern Company	17,521	1,048,632
Xcel Energy, Inc.	8,715	587,042
		9,077,259
Gas utilities – 0.0%
Atmos Energy Corp.	2,046	196,191
Independent power and renewable electricity producers – 0.0%
The AES Corp.	11,034	225,535
Multi-utilities – 0.4%
Ameren Corp.	4,099	318,820
CenterPoint Energy, Inc.	9,038	209,591
CMS Energy Corp.	4,749	292,253
Consolidated Edison, Inc.	5,549	423,111
Dominion Energy, Inc.	13,938	1,093,994
DTE Energy Company	3,196	402,089
NiSource, Inc.	6,353	153,743
Public Service Enterprise Group, Inc.	8,391	489,027
Sempra Energy	4,799	611,777
WEC Energy Group, Inc.	5,233	496,873
		4,491,278
Water utilities – 0.0%
American Water Works Company, Inc.	3,006	461,060
		14,451,323
TOTAL COMMON STOCKS (Cost $976,609,507)		$1,196,260,590
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	13,589	9,376
TOTAL RIGHTS (Cost $4,020)		$9,376
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note 0.075%, 12/08/2020 *	$20,000,000	19,999,767
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.1952% (E)(F)	97,364	974,336

117

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $9,363,000 on 12-1-20, collateralized by $9,248,100 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $9,550,335)	$9,363,000	$9,363,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,335,861)		$30,337,103
Total Investments (U.S. Sector Rotation Fund) (Cost $1,006,949,388) – 100.0%		$1,226,607,069
Other assets and liabilities, net – (0.0%)		(596,956)
TOTAL NET ASSETS – 100.0%		$1,226,010,113
U.S. Sector Rotation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $951,961.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 11-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	184	Long	Dec 2020	$31,278,109	$33,310,900	$2,032,791
						$2,032,791
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
118

John Hancock Funds II
Portfolio of Investments — November 30, 2020 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-20:
Capital Appreciation Fund
United States	84.1%
Canada	4.9%
France	3.1%
China	2.3%
Netherlands	2.1%
Australia	1.1%
Sweden	1.1%
Other countries	1.3%
TOTAL	100.0%
Health Sciences Fund
United States	86.6%
Germany	2.6%
United Kingdom	2.0%
Switzerland	2.0%
Netherlands	1.5%
Japan	1.3%
Denmark	1.2%
China	1.1%
Other countries	1.7%
TOTAL	100.0%
High Yield Fund
United States	79.6%
Cayman Islands	6.2%
Canada	3.9%
United Kingdom	2.0%
France	1.6%
Other countries	6.7%
TOTAL	100.0%
Mid Value Fund
United States	83.7%
Canada	6.9%
Ireland	2.1%
Mexico	1.4%
Belgium	1.1%
Other countries	4.8%
TOTAL	100.0%
Science & Technology Fund
United States	78.3%
China	6.4%
Germany	4.5%
South Korea	4.4%
Russia	1.4%
Other countries	5.0%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	64.8%
Japan	6.6%
United Kingdom	3.3%
China	3.2%
France	2.5%
Switzerland	2.5%
Canada	2.3%
Germany	2.1%
Australia	1.7%
South Korea	1.4%
Other countries	9.6%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-20:
International Strategic Equity Allocation Fund
Financials	20.4%
Consumer discretionary	13.3%
Information technology	11.5%
Industrials	11.1%
Health care	9.6%
Consumer staples	8.2%
Materials	7.3%
Communication services	6.4%
Energy	3.5%
Utilities	2.8%
Real estate	2.1%
Short-term investments and other	3.8%
TOTAL	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
Foreign government obligations	$84,100,287	—	$84,100,287	—
Corporate bonds	90,204,847	—	90,204,847	—
Short-term investments	6,494,966	$6,494,966	—	—
Total investments in securities	$180,800,100	$6,494,966	$174,305,134	—
Derivatives:
Liabilities
Futures	$(31,192)	$(31,192)	—	—
Forward foreign currency contracts	(33,664)	—	$(33,664)	—

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$324,698,870	$301,236,825	$23,462,045	—
Consumer discretionary	590,089,805	540,201,034	49,888,771	—
Consumer staples	61,462,629	61,462,629	—	—
Financials	21,953,534	21,953,534	—	—
Health care	111,316,828	111,316,828	—	—
Industrials	74,745,852	57,664,927	17,080,925	—
Information technology	950,829,426	905,579,800	45,249,626	—
Short-term investments	28,266,580	28,266,580	—	—
Total investments in securities	$2,163,363,524	$2,027,682,157	$135,681,367	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$990,993,114	$990,993,114	—	—
Preferred securities	35,142,059	35,142,059	—	—
Corporate bonds	144,382,985	—	$144,382,985	—
Convertible bonds	699,340	—	699,340	—
Term loans	169,336,908	—	169,336,908	—
Short-term investments	160,659,667	160,659,667	—	—
Total investments in securities	$1,501,214,073	$1,186,794,840	$314,419,233	—
Derivatives:
Liabilities
Written options	$(17,428,447)	—	$(17,428,447)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,555,550,396	—	$1,555,550,396	—
Foreign government obligations	35,875,173	—	35,875,173	—
Corporate bonds	927,716,885	—	927,716,885	—
Municipal bonds	11,538,137	—	11,538,137	—
Collateralized mortgage obligations	189,362,417	—	189,362,417	—
Asset backed securities	273,259,354	—	273,259,354	—
Short-term investments	130,567,183	$130,567,183	—	—
Total investments in securities	$3,123,869,545	$130,567,183	$2,993,302,362	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$421,417	—	—	$421,417
Financials	1,330,663	$1,330,663	—	—
Health care	444,133,274	417,872,927	$25,675,712	584,635
Preferred securities
Consumer discretionary	941,011	—	—	941,011
Health care	2,690,604	—	2,690,604	—
Information technology	1,014,709	—	—	1,014,709
Rights	155,353	155,353	—	—
Warrants	19,934	19,934	—	—

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund (continued)
Short-term investments	$2,688,041	$2,688,041	—	—
Total investments in securities	$453,395,006	$422,066,918	$28,366,316	$2,961,772

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,723,990	—	$1,723,990	—
Corporate bonds	171,841,682	—	171,841,682	—
Convertible bonds	2,772,915	—	2,772,915	—
Term loans	12,462,066	—	12,462,066	—
Asset backed securities	9,155,451	—	9,155,451	—
Common stocks	1,978,561	$1,791,116	—	$187,445
Preferred securities	1,278,168	1,278,168	—	—
Short-term investments	1,675,986	1,675,986	—	—
Total investments in securities	$202,888,819	$4,745,270	$197,956,104	$187,445
Derivatives:
Assets
Futures	$28,056	$28,056	—	—
Forward foreign currency contracts	48,051	—	$48,051	—
Swap contracts	57,544	—	57,544	—
Liabilities
Forward foreign currency contracts	(23,129)	—	(23,129)	—
Swap contracts	(67,240)	—	(67,240)	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$78,177,104	—	$78,177,104	—
Austria	3,049,204	—	3,049,204	—
Belgium	6,549,012	—	6,549,012	—
Brazil	17,542,213	$17,542,213	—	—
Canada	109,503,334	109,503,334	—	—
Chile	2,269,867	—	2,269,867	—
China	152,290,229	60,715,960	91,574,269	—
Colombia	555,360	555,360	—	—
Czech Republic	552,149	—	552,149	—
Denmark	30,767,647	—	30,767,647	—
Finland	13,191,252	—	13,191,252	—
France	120,547,723	—	120,547,723	—
Germany	93,562,841	—	93,562,841	—
Hong Kong	26,522,926	246,467	26,276,459	—
Hungary	1,419,243	—	1,419,243	—
Indonesia	6,400,580	—	6,400,580	—
Ireland	12,113,966	352,896	11,761,070	—
Isle of Man	588,644	—	588,644	—
Israel	8,279,127	4,033,670	4,245,457	—
Italy	23,562,199	—	23,562,199	—
Japan	313,357,833	—	313,357,833	—
Jordan	436,476	—	436,476	—
Luxembourg	2,937,094	—	2,937,094	—
Macau	333,011	—	333,011	—
Malaysia	6,434,719	—	6,434,719	—
Mexico	10,272,001	10,272,001	—	—
Netherlands	52,304,040	—	52,304,040	—
New Zealand	3,576,391	—	3,576,391	—

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Norway	$6,150,630	—	$6,150,630	—
Peru	1,698,298	$1,698,298	—	—
Philippines	2,928,580	—	2,928,580	—
Poland	3,712,173	—	3,712,173	—
Portugal	1,880,875	—	1,880,875	—
Romania	131,313	—	131,313	—
Singapore	10,452,916	—	10,452,916	—
South Africa	15,677,863	—	15,677,863	—
South Korea	60,082,445	—	60,082,445	—
Spain	26,205,964	—	26,205,964	—
Sweden	35,139,523	—	35,139,523	—
Switzerland	108,823,997	—	108,823,997	—
Taiwan	61,686,044	—	61,686,044	—
Thailand	8,681,664	—	8,681,664	—
Turkey	1,011,069	—	1,011,069	—
United Arab Emirates	1,492	—	1,492	—
United Kingdom	135,843,169	671,853	135,171,316	—
United States	441,533	441,533	—	—
Preferred securities
Brazil	6,069,226	6,069,226	—	—
Chile	361,131	—	361,131	—
Colombia	201,677	201,677	—	—
Germany	6,143,659	—	6,143,659	—
South Korea	3,784,068	—	3,784,068	—
Exchange-traded funds	72,941,188	72,941,188	—	—
Warrants	18,730	18,730	—	—
Rights	2,183	—	2,183	—
Short-term investments	154,149,005	103,753,974	50,395,031	—
Total investments in securities	$1,821,316,600	$389,018,380	$1,432,298,220	—
Derivatives:
Assets
Futures	$1,191,405	$1,191,405	—	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$187,629,630	$187,629,630	—	—
Consumer discretionary	457,017,415	455,586,243	—	$1,431,172
Consumer staples	69,292,831	69,292,831	—	—
Financials	51,340,537	51,340,537	—	—
Health care	440,309,210	421,798,152	$18,511,058	—
Industrials	117,004,948	117,004,948	—	—
Information technology	479,335,744	479,173,341	—	162,403
Preferred securities	38,105,652	—	—	38,105,652
Exchange-traded funds	57,337,391	57,337,391	—	—
Short-term investments	65,614,870	19,714,870	45,900,000	—
Total investments in securities	$1,962,988,228	$1,858,877,943	$64,411,058	$39,699,227

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$87,086,136	$87,086,136	—	—
Consumer discretionary	44,107,115	37,590,034	$6,517,081	—
Consumer staples	116,494,104	107,728,107	8,765,997	—

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Energy	$155,302,646	$144,235,864	$11,066,782	—
Financials	234,053,945	218,590,063	15,463,882	—
Health care	221,282,579	220,005,154	1,277,425	—
Industrials	121,536,575	115,494,127	6,042,448	—
Information technology	39,602,142	39,602,142	—	—
Materials	156,684,791	136,925,454	19,759,337	—
Real estate	90,233,632	90,233,632	—	—
Utilities	71,323,329	71,323,329	—	—
Preferred securities	3,762,647	3,762,647	—	—
Corporate bonds	2,361,604	—	2,361,604	—
Short-term investments	50,186,119	50,186,119	—	—
Total investments in securities	$1,394,017,364	$1,322,762,808	$71,254,556	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$272,582,296	$272,582,296	—	—
Unaffiliated investment companies	135,688,894	135,688,894	—	—
Short-term investments	1,145,609	1,145,609	—	—
Total investments in securities	$409,416,799	$409,416,799	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$373,812,269	$373,812,269	—	—
Unaffiliated investment companies	594,017,067	594,017,067	—	—
Short-term investments	27,545,631	27,545,631	—	—
Total investments in securities	$995,374,967	$995,374,967	—	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$23,831,125	$23,831,125	—	—
Unaffiliated investment companies	195,748,060	195,748,060	—	—
Short-term investments	3,325,963	3,325,963	—	—
Total investments in securities	$222,905,148	$222,905,148	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$496,269,896	$496,269,896	—	—
Unaffiliated investment companies	444,782,734	444,782,734	—	—
Short-term investments	11,972,542	11,972,542	—	—
Total investments in securities	$953,025,172	$953,025,172	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$70,248,931	$70,248,931	—	—
Unaffiliated investment companies	205,384,241	205,384,241	—	—
Short-term investments	1,053	1,053	—	—
Total investments in securities	$275,634,225	$275,634,225	—	—

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,890,765	—	$3,890,765	—
Foreign government obligations	19,662,460	—	19,662,460	—
Corporate bonds	3,448,872	—	3,448,872	—
Convertible bonds	177,689	—	177,689	—
Municipal bonds	1,327,430	—	1,327,430	—
Term loans	3,772,611	—	3,772,611	—
Collateralized mortgage obligations	3,978,051	—	3,978,051	—
Asset backed securities	1,966,525	—	1,966,525	—
Common stocks	25,855	$25,855	—	—
Preferred securities	8,298	8,298	—	—
Exchange-traded funds	2,465,521	2,465,521	—	—
Purchased options	20,497	—	20,497	—
Short-term investments	2,130,253	1,930,262	199,991	—
Total investments in securities	$42,874,827	$4,429,936	$38,444,891	—
Liabilities
Sale commitments outstanding	$(197,367)	—	$(197,367)	—
Derivatives:
Assets
Futures	6,111	$6,111	—	—
Forward foreign currency contracts	80,749	—	80,749	—
Swap contracts	486,065	—	486,065	—
Liabilities
Futures	(20,955)	(20,955)	—	—
Forward foreign currency contracts	(138,178)	—	(138,178)	—
Swap contracts	(466,520)	—	(466,520)	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$287,962,796	$287,962,796	—	—
Short-term investments	8,137,223	8,137,223	—	—
Total investments in securities	$296,100,019	$296,100,019	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$60,113,281	$53,622,257	$6,491,024	—
Consumer discretionary	62,654,491	44,420,796	18,233,695	—
Health care	3,162,443	3,162,443	—	—
Industrials	1,689,696	1,689,696	—	—
Information technology	208,084,674	187,833,177	20,251,497	—
Real estate	157,003	157,003	—	—
Preferred securities	2,162,938	—	—	$2,162,938
Exchange-traded funds	479,565	479,565	—	—
Term loans	344,835	—	344,835	—
Short-term investments	15,479,550	14,906,550	573,000	—
Total investments in securities	$354,328,476	$306,271,487	$45,894,051	$2,162,938

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$653,196,956	$487,829,545	$165,367,411	—
Consumer discretionary	979,246,256	704,839,806	274,406,450	—
Consumer staples	553,801,442	336,793,315	217,008,127	—
Energy	194,648,275	126,413,343	68,234,932	—
Financials	1,018,251,794	655,950,859	362,300,365	$570
Health care	824,104,870	560,842,910	263,210,337	51,623
Industrials	913,036,919	608,264,704	304,772,215	—
Information technology	1,530,111,019	1,244,648,644	285,462,375	—
Materials	350,691,307	185,244,006	165,447,301	—
Real estate	221,330,682	157,390,323	63,940,359	—
Utilities	161,185,854	84,119,324	77,035,019	31,511
Preferred securities
Consumer discretionary	6,302,949	420,841	5,882,108	—
Consumer staples	2,567,687	—	2,567,687	—
Energy	2,406,772	2,406,772	—	—
Financials	6,300,004	6,300,004	—	—
Health care	1,939,187	—	1,939,187	—
Information technology	5,194,893	—	5,194,893	—
Materials	1,856,817	590,863	1,265,954	—
Utilities	548,266	548,266	—	—
Exchange-traded funds	118,967,753	118,967,753	—	—
Rights	26,021	25,925	96	—
Warrants	34,245	34,245	—	—
Short-term investments	347,495,983	150,027,307	197,468,676	—
Total investments in securities	$7,893,245,951	$5,431,658,755	$2,461,503,492	$83,704
Derivatives:
Assets
Futures	$7,018,880	$7,018,880	—	—
Liabilities
Futures	(1,586,053)	(1,586,053)	—	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$221,355,673	—	$221,355,673	—
Term loans	9,822,921	—	9,822,921	—
Common stocks	2,253,516	$2,253,516	—	—
Rights	231,797	—	231,797	—
Warrants	32,513	32,513	—	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	18,415,119	18,415,119	—	—
Total investments in securities	$252,131,339	$20,701,148	$231,410,391	$19,800

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$133,601,968	$133,601,968	—	—
Consumer discretionary	147,977,180	147,971,659	$5,521	—
Consumer staples	86,096,490	86,096,490	—	—
Energy	26,110,103	26,110,103	—	—
Financials	138,524,177	138,523,942	—	$235

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Health care	$130,501,240	$130,501,240	—	—
Industrials	133,456,809	133,456,809	—	—
Information technology	325,383,751	325,383,751	—	—
Materials	32,677,522	32,677,522	—	—
Real estate	27,480,027	27,480,027	—	—
Utilities	14,451,323	14,451,323	—	—
Rights	9,376	9,376	—	—
Short-term investments	30,337,103	974,336	$29,362,767	—
Total investments in securities	$1,226,607,069	$1,197,238,546	$29,368,288	$235
Derivatives:
Assets
Futures	$2,032,791	$2,032,791	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-20	$1,411,074	$43,144,127	$44,555,201
Realized gain (loss)	—	(872,318)	(872,318)
Change in unrealized appreciation (depreciation)	20,098	1,392,645	1,412,743
Purchases	162,403	—	162,403
Sales	—	(5,558,802)	(5,558,802)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 11-30-20	$1,593,575	$38,105,652	$39,699,227
Change in unrealized at period end[1]	$20,098	$686,234	$706,332

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.
Mid Cap Stock Fund	Fair Value at 11-30-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$1,431,172	Market Comparable	EV to revenue multiple Discount	5.43x 12.5%
	162,403	Recovery Value	Expected future value Discount	0.33 15%
	$1,593,575

Preferred securities	$23,342,151	Market Comparable	EV to revenue multiple Discount	1.83x - 2.06x (weighted average 1.93x) 17.5%
	8,752,120	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	3.74x - 6.28x (weighted average 4.66x) 25% 30% - 40% (weighted average 33.6%)
	3,195,811	Market Comparable	EV to revenue multiple Discount	5.43x 12.5%
	2,730,808	Transactions Indicative of Value and Option Model	Adjusted prior/recent transactions Probability of default OPM - Volatility Discount	$12.52 30% 40% 10%
	84,762	Recovery Value	Expected future value Discount	0.355 55%
	$38,105,652

Total	$39,699,227
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the funds' Level 3 securities as of November 30, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability of default	Decrease	Increase
Investment in affiliated underlying funds. John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds' net assets.
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	1,956,191	$40,120,111	$69,298,612	$(89,833,155)	$(7,124)	$(2,450)	$21,969	—	$19,575,994
Capital Appreciation Value Fund
John Hancock Collateral Trust	33,889	$75,323	$1,639,406	$(1,375,535)	$29	$(90)	$1,117	—	$339,133
High Yield Fund
John Hancock Collateral Trust	85,055	$272,666	$1,083,687	$(505,089)	$(11)	$(92)	$589	—	$851,161
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	10,367,932	$77,852,096	$126,145,506	$(100,212,358)	$(9,716)	$(21,554)	$191,545	—	$103,753,974
Mid Cap Stock Fund
John Hancock Collateral Trust	1,970,069	$38,560,759	$149,580,197	$(168,412,288)	$11,101	$(24,899)	$76,342	—	$19,714,870
Mid Value Fund
John Hancock Collateral Trust	2,915,087	$37,748,016	$40,534,221	$(49,105,240)	$11,577	$(16,713)	$58,986	—	$29,171,861
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	89,904	$2,648,837	$34,202,408	$(35,950,415)	$(1,169)	$22	$2,903	—	$899,683
Strategic Equity Allocation	20,807,809	259,553,516	2,425,143	(4,698,265)	(484,998)	15,786,900	—	—	272,582,296
					$(486,167)	$15,786,922	$2,903	—	$273,481,979
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2,752,476	$38,220,426	$97,897,121	$(108,562,464)	$(1,573)	$(8,932)	$24,377	—	$27,544,578
Strategic Equity Allocation	28,535,288	364,338,030	3,069,809	(15,259,927)	(336,552)	22,000,909	—	—	373,812,269
					$(338,125)	$21,991,977	$24,377	—	$401,356,847
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	330,070	$9,564,027	$70,336,372	$(76,593,101)	$(4,324)	$100	$9,108	—	$3,303,074
Strategic Equity Allocation	1,819,170	21,689,704	2,790,887	(2,160,383)	203,340	1,307,577	—	—	23,831,125
					$199,016	$1,307,677	$9,108	—	$27,134,199
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	1,196,288	$29,943,797	$110,887,280	$(128,852,706)	$(6,171)	$(711)	$15,239	—	$11,971,489

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	37,883,198	$473,893,226	$3,938,034	$(9,750,150)	$(768,018)	$28,956,804	—	—	$496,269,896
					$(774,189)	$28,956,093	$15,239	—	$508,241,385
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	—	$7,829,181	$130,757,008	$(138,580,150)	$(6,036)	$(3)	$9,855	—	—
Strategic Equity Allocation	5,362,514	65,727,502	4,193,385	(3,885,313)	(49,057)	4,262,414	—	—	$70,248,931
					$(55,093)	$4,262,411	$9,855	—	$70,248,931
Real Estate Securities Fund
John Hancock Collateral Trust	—	$1,081,100	$2,031,100	$(3,112,084)	$(116)	—	$1,898	—	—
Science & Technology Fund
John Hancock Collateral Trust	452,184	$7,383,356	$17,860,057	$(20,716,816)	$(750)	$(754)	$3,355	—	$4,525,093
Strategic Equity Allocation Fund
John Hancock Collateral Trust	14,991,937	$144,125,146	$243,016,631	$(237,064,514)	$(8,728)	$(41,228)	$613,629	—	$150,027,307
U.S. High Yield Bond Fund
John Hancock Collateral Trust	1,251,526	$9,445,733	$16,003,499	$(12,921,437)	$(834)	$(2,694)	$19,163	—	$12,524,267
U.S. Sector Rotation Fund
John Hancock Collateral Trust	97,364	$947,987	$3,036,892	$(3,010,129)	$(164)	$(250)	$2,242	—	$974,336
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.1%	$564,146
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.2%	1,014,709
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	421,417
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	941,011
								$2,941,283
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.1%	110,395
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$111,147
Mid Cap Stock Fund
Coupang LLC	11-20-14	$4,300,618	1,381,449	—	—	1,381,449	0.7%	$13,400,055
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.5%	9,942,096
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,431,172
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	3,195,811
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	3,153,919
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	5,063,370
The Honest Company, Inc., Series D	8-3-15	490,560	12,795	—	—	12,795	0.0%*	534,831
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.1%	1,454,348
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.0%*	1,276,460
								$39,452,062
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.4%	$1,541,412
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.2%	621,526
								$2,162,938

*	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.